UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-3919

Name of Registrant: Vanguard STAR Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2010 – October 31, 2011

Item 1: Reports to Shareholders

Annual Report | October 31, 2011
Vanguard STAR® Fund

> Vanguard STAR Fund returned 5.27% for the fiscal year ended October 31, 2011, ahead of its composite benchmark index and its composite peer group.

> Nine of STAR’s 11 underlying funds produced positive returns.

> STAR’s international stock funds struggled as Europe’s debt crisis rattled markets.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	8
Performance Summary.	9
Financial Statements.	11
Your Fund’s After-Tax Returns.	19
About Your Fund’s Expenses.	20
Glossary.	22

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2011

Total
Returns
Vanguard STAR Fund	5.27%
STAR Composite Index	4.90
STAR Composite Average	3.04

STAR Composite Index: 62.5% Dow Jones U.S. Total Stock Market Index, 25% Barclays Capital U.S. Aggregate Bond Index, and 12.5% Citigroup Three-Month U.S. Treasury Bill Index through December 31, 2002; 50% Dow Jones U.S. Total Stock Market Index, 25% Barclays Capital U.S. Aggregate Bond Index, 12.5% Barclays Capital U.S. 1–5 Year Credit Bond Index, and 12.5% MSCI EAFE Index through April 22, 2005; 50% MSCI US Broad Market Index, 25% Barclays Capital U.S. Aggregate Bond Index, 12.5% Barclays Capital U.S. 1–5 Year Credit Bond Index, and 12.5% MSCI EAFE Index through September 30, 2010; and 43.75% MSCI US Broad Market Index, 25% Barclays Capital U.S. Aggregate Bond Index, 12.5% Barclays Capital U.S. 1–5 Year Credit Bond Index, and 18.75% MSCI All Country World Index ex USA thereafter. MSCI international benchmark returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

STAR Composite Average: 62.5% general equity funds average, 25% fixed income funds average, and 12.5% money market funds average through December 31, 2002; 50% general equity funds average, 25% fixed income funds average, 12.5% 1–5 year investment-grade funds average, and 12.5% international funds average through September 30, 2010; and 43.75% general equity funds average, 25% fixed income funds average, 12.5% 1–5 year investment-grade funds average, and 18.75% international funds average thereafter. Derived from data provided by Lipper Inc.

Your Fund’s Performance at a Glance
October 31, 2010 , Through October 31, 2011
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard STAR Fund	$18.76	$19.25	$0.448	$0.048

1

Chairman’s Letter

Dear Shareholder,

Vanguard STAR Fund returned 5.27% for the 12 months ended October 31, 2011, exceeding its benchmark, the STAR Composite Index, a static mix of roughly 44% U.S. stocks, 18% international stocks, and 38% U.S. bonds. The fund’s return also was higher than the average return of a composite made up of the peer groups of the underlying funds, weighted to approximate STAR’s asset allocation.

The STAR Fund is a “fund of funds” that consists of 11 actively managed Vanguard funds: eight stock funds and three bond funds. Nine of the 11 funds posted positive returns for the fiscal period. The fund’s long-term investment-grade bond fund performed best; its two international stock funds, which were heavily exposed to Europe’s unsettled markets, restrained returns.

A positive finish to an anxious 12 months
U.S. stock indexes ended the 12 months with solid returns, though the gains were shadowed by anxiety in a volatile period. This turbulence was so pronounced, in fact, that a one-month change in the start

2

date would have yielded a very different perspective on performance. For the 12 months through October 31, the broad U.S. stock market returned 7.67%. For the 12 months ended September 30, however, the return was a mere 0.31%.

Volatility has been a theme in international markets, too. International stock markets returned a combined –4.66% as stock prices retreated in Europe. Prices also fell in the Pacific region’s developed economies and emerging markets, where growth has moderated.

Unsteady yields reflected fast-changing sentiment
Taxable bonds produced strong returns and municipal bonds solid but unspectacular results, though as in the stock market, investor sentiment was volatile. The yield of the 10-year U.S. Treasury note, a benchmark for longer-term interest rates, began the 12 months at 2.61%, drifted higher as the economic expansion seemed to gather steam, then fluttered lower to close the period at 2.17%. The decline in Treasury yields (and rise in prices) was driven by Europe’s sovereign-debt dramas, underwhelming economic reports, and a flight to safety that was prompted, paradoxically, by a rating agency’s decision to downgrade the U.S. government debt. Vanguard’s confidence in the full faith and credit of the U.S. Treasury remains unshaken.

Taxable investment-grade bonds returned 5.00% for the full 12 months. It’s important to note, of course, that as yields decline,

Market Barometer

		Average Annual Total Returns
		Periods Ended October 31, 2011
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	8.01%	12.22%	0.54%
Russell 2000 Index (Small-caps)	6.71	12.87	0.68
Dow Jones U.S. Total Stock Market Index	7.67	12.58	0.90
MSCI All Country World Index ex USA (International)	-4.66	12.92	-0.37

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	5.00%	8.87%	6.41%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	3.78	8.31	4.80
Citigroup Three-Month U.S. Treasury Bill Index	0.10	0.15	1.53

CPI
Consumer Price Index	3.53%	1.49%	2.33%

3

the opportunity for similarly strong returns diminishes. The broad municipal market returned 3.78%. The returns on money market instruments hovered near 0%, consistent with the Federal Reserve Board’s target for short-term interest rates.

The fund’s domestic holdings helped it beat its benchmark
Vanguard STAR Fund holds roughly 60% of its assets in stock funds and 40% in bond funds managed by some of the world’s most distinguished portfolio managers. During the fund’s fiscal year, its balanced strategy and broad diversification within the stock and bond markets helped it weather the global financial markets’ mercurial journey.

In the first half of the fiscal year, each of the fund’s eight underlying stock funds enjoyed double-digit gains as the prospect of a stronger economic recovery whetted investors’ appetite for risk. In the second half, much of that gain dissipated. Stocks plummeted as Europe’s debt crisis worsened and fears of another U.S. recession resurfaced. The fund’s bond holdings produced less impressive first-half returns, but enjoyed robust growth in the second half as investors sought the relative safety of bonds over long-term opportunity in the stock market. The bond market’s strength helped counter some of the weakness in the broader stock market.

Expense Ratios
Your Fund Compared With Its Peer Group
	Acquired Fund Fees	Peer Group
	and Expenses	Average
STAR Fund	0.34%	1.20%

The acquired fund fees and expenses—drawn from the prospectus dated February 28, 2011—represent an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the STAR Fund invests. The STAR Fund does not charge any expenses or fees of its own. For the fiscal year ended October 31, 2011, the annualized acquired fund fees and expenses were 0.34%.

The peer group is the STAR Composite Average, which is derived by weighting the average expense ratios of the following mutual fund groups: general equity funds (43.75%), fixed income funds (25%), 1–5 year investment-grade funds (12.5%), and international funds (18.75%). Average expense ratios for these groups are derived from data provided by Lipper Inc. and capture information through year-end 2010.

4

The fund’s performance relative to its benchmark reflected strength in a handful of underlying funds. Vanguard Long-Term Investment-Grade Fund was by far the best performer for the fiscal year, with a return of 14.61%. (Returns cited for STAR’s underlying funds are for Investor Shares). The long-term bond fund’s return in the final six months of STAR’s fiscal year jumped to 13.48%, from a mere 1.00% for the first six months. Long-term bond prices rallied on the Federal Reserve Board’s efforts to push down long-term interest rates and recharge the economy. STAR’s two other fixed income holdings turned in more modest returns, reflecting the smaller decline in shorter-term interest rates. Vanguard GNMA Fund returned 5.81% and Vanguard Short-Term Investment-Grade Fund returned 1.41% for the period.

Among STAR’s U.S. stock funds, growth funds generally outperformed their value counterparts. Vanguard ExplorerTM Fund returned 10.76% to lead the way, buoyed by gains from fast-growing, small-capitalization companies in the information technology and health care sectors. The next-best results came from STAR’s large-cap growth holdings: Vanguard U.S. Growth Fund returned 8.68%, followed by Vanguard MorganTM Growth Fund, which returned 7.75% for the period.

Total Returns
Ten Years Ended October 31, 2011
Average
Annual Return
STAR Fund	5.85%
STAR Composite Index	5.63
STAR Composite Average	4.47

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

5

STAR’s value-oriented domestic stock funds finished a few steps behind. Vanguard WindsorTM II Fund, which consists of large-cap value stocks, returned 7.48%. Vanguard Windsor Fund, which focuses on both large- and mid-cap stocks and tends to be more aggressive in its investment approach, returned 4.15% for the fiscal year.

STAR’s two international funds were notable weak spots. Vanguard International Growth Fund (–4.89%) and Vanguard International Value Fund (–7.27%), which together account for about 18% of the portfolio’s assets, were hampered by their large exposures to bank stocks in the European markets.

During a turbulent decade, a solid performance
Vanguard STAR Fund posted an annualized return of 5.85% for the decade ended October 31, 2011, ahead of the average annual returns of both its composite benchmark and its peer group.

The fund has endured many challenging episodes in its 26-year history, including two severe bear markets over the last decade and, more recently, the U.S. and European debt dramas. STAR’s track record is a testament to the skill and knowledge of the advisors who manage its 11 underlying funds. As fund shareholders you have also benefited from STAR’s low expense ratio, which helps you keep a larger proportion of your fund’s returns.

Underlying Funds: Allocations and Returns
Twelve Months Ended October 31, 2011
	Percentage of
Vanguard Fund	STAR Fund Assets	Total Returns
Vanguard Windsor II Fund Investor Shares	14.1%	7.48%
Vanguard Long-Term Investment-Grade Fund
Investor Shares	13.0	14.61
Vanguard GNMA Fund Investor Shares	12.6	5.81
Vanguard Short-Term Investment-Grade Fund
Investor Shares	12.5	1.41
Vanguard International Growth Fund Investor
Shares	9.2	-4.89
Vanguard International Value Fund	9.2	-7.27
Vanguard Windsor Fund Investor Shares	7.6	4.15
Vanguard Morgan Growth Fund Investor Shares	6.0	7.75
Vanguard U.S. Growth Fund Investor Shares	6.0	8.68
Vanguard PRIMECAP Fund Investor Shares	6.0	4.83
Vanguard Explorer Fund Investor Shares	3.8	10.76
Combined	100.0%	5.27%

6

Balance and diversification critical in volatile markets
As we’ve witnessed over the past year, stock and bond markets can change direction suddenly and without warning.

Such market volatility can be unsettling for investors, but it’s times like this that remind us how critical it is to maintain a well-balanced, diversified portfolio composed of stock, bond, and money market funds in proportions consistent with one’s goals, time horizon, and risk tolerance.

Recent Vanguard research* continues to show why diversification is important. One surprising finding: Over the past 85 years, a hypothetical portfolio made up of 50% stocks and 50% bonds would have produced statistically equivalent average annual returns regardless of whether the U.S. economy was in or out of recession. Although we’d all like to see higher returns and a more stable marketplace, the simple fact is that diversified portfolios have provided reasonable returns through some incredible turmoil.

It’s also important to diversify within asset classes by, for example, holding bonds of different maturities or stocks with different market capitalizations. Such a strategy provides some access to whichever sectors or styles are in favor and some buffering when trends suddenly shift. Vanguard STAR Fund’s 11 underlying funds combine to create a balanced approach that features a variety of investment styles and market capitalizations and the opportunity to benefit from the insights of those funds’ talented advisors. STAR Fund can play an important role as part of a larger investment plan or stand alone as a single balanced portfolio.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
November 15, 2011

* The commentary, Recessions and balanced portfolio returns, is available on Vanguard.com.

7

STAR Fund

Fund Profile
As of October 31, 2011

Total Fund Characteristics
Ticker Symbol	VGSTX
30-Day SEC Yield	2.27%
Acquired Fund Fees and Expenses[1]	0.34%

Allocation to Underlying Vanguard Funds
Vanguard Windsor II Fund Investor Shares	14.1%
Vanguard Long-Term Investment-Grade
Fund Investor Shares	13.0
Vanguard GNMA Fund Investor Shares	12.6
Vanguard Short-Term Investment-Grade
Fund Investor Shares	12.5
Vanguard International Growth Fund
Investor Shares	9.2
Vanguard International Value Fund	9.2
Vanguard Windsor Fund Investor Shares	7.6
Vanguard Morgan Growth Fund Investor
Shares	6.0
Vanguard U.S. Growth Fund Investor
Shares	6.0
Vanguard PRIMECAP Fund Investor
Shares	6.0
Vanguard Explorer Fund Investor Shares	3.8

Total Fund Volatility Measures
		DJ
	STAR	U.S. Total
	Composite	Market
	Index	Index
R-Squared	0.99	0.96
Beta	1.03	0.65

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated February 28, 2011—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the STAR Fund invests. The STAR Fund does not charge any expenses or fees of its own. For the fiscal year ended October 31, 2011, the annualized acquired fund fees and expenses were 0.34%.

8

STAR Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2001, Through October 31, 2011
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended October 31, 2011
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
STAR Fund	5.27%	3.11%	5.85%	$17,654
Dow Jones U.S. Total Stock Market
Index	7.67	0.90	4.82	16,011
STAR Composite Index	4.90	3.32	5.63	17,300
STAR Composite Average	3.04	1.93	4.47	15,492

STAR Composite Index: 62.5% Dow Jones U.S. Total Stock Market Index, 25% Barclays Capital U.S. Aggregate Bond Index, and 12.5% Citigroup Three-Month U.S. Treasury Bill Index through December 31, 2002; 50% Dow Jones U.S. Total Stock Market Index, 25% Barclays Capital U.S. Aggregate Bond Index, 12.5% Barclays Capital U.S. 1–5 Year Credit Bond Index, and 12.5% MSCI EAFE Index through April 22, 2005; 50% MSCI US Broad Market Index, 25% Barclays Capital U.S. Aggregate Bond Index, 12.5% Barclays Capital U.S. 1–5 Year Credit Bond Index, and 12.5% MSCI EAFE Index through September 30, 2010; and 43.75% MSCI US Broad Market Index, 25% Barclays Capital U.S. Aggregate Bond Index, 12.5% Barclays Capital U.S. 1–5 Year Credit Bond Index, and 18.75% MSCI All Country World Index ex USA thereafter. MSCI international benchmark returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

STAR Composite Average: 62.5% general equity funds average, 25% fixed income funds average, and 12.5% money market funds average through December 31, 2002; 50% general equity funds average, 25% fixed income funds average, 12.5% 1–5 year investment-grade funds average, and 12.5% international funds average through September 30, 2010; and 43.75% general equity funds average, 25% fixed income funds average, 12.5% 1–5 year investment-grade funds average, and 18.75% international funds average thereafter. Derived from data provided by Lipper Inc.

See Financial Highlights for dividend and capital gains information.

9

STAR Fund

Fiscal-Year Total Returns (%): October 31, 2001, Through October 31, 2011

Average Annual Total Returns: Periods Ended September 30, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
STAR Fund	3/29/1985	0.07%	2.04%	2.85%	2.41%	5.26%

10

STAR Fund

Financial Statements

Statement of Net Assets
As of October 31, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (43.5%)
Vanguard Windsor II Fund Investor Shares	76,026,087	1,952,350
Vanguard Windsor Fund Investor Shares	81,984,196	1,059,236
Vanguard Morgan Growth Fund Investor Shares	46,479,018	839,876
Vanguard U.S. Growth Fund Investor Shares	45,136,099	837,275
Vanguard PRIMECAP Fund Investor Shares	12,766,452	832,117
Vanguard Explorer Fund Investor Shares	7,166,351	523,287
		6,044,141
International Stock Funds (18.4%)
Vanguard International Growth Fund Investor Shares	72,263,901	1,280,516
Vanguard International Value Fund	43,955,593	1,273,833
		2,554,349
Bond Funds (25.6%)
Vanguard Long-Term Investment-Grade Fund Investor Shares	172,571,217	1,798,192
Vanguard GNMA Fund Investor Shares	156,819,779	1,745,404
		3,543,596
Short-Term Bond Fund (12.5%)
Vanguard Short-Term Investment-Grade Fund Investor Shares	162,539,799	1,739,176
Total Investment Companies (Cost $10,981,804)		13,881,262
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 0.128% (Cost $1,903)	1,902,731	1,903
Total Investments (100.0%) (Cost $10,983,707)		13,883,165
Other Assets and Liabilities (0.0%)
Other Assets		23,422
Liabilities		(23,463)
		(41)
Net Assets (100%)
Applicable to 721,070,234 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		13,883,124
Net Asset Value Per Share		$19.25

11

STAR Fund

At October 31, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	11,271,723
Undistributed Net Investment Income	66,445
Accumulated Net Realized Losses	(354,502)
Unrealized Appreciation (Depreciation)	2,899,458
Net Assets	13,883,124

See Note A in Notes to Financial Statements.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

12

STAR Fund

Statement of Operations

Year Ended
October 31, 2011
($000)
Investment Income
Income
Income Distributions Received	321,377
Net Investment Income—Note B	321,377
Realized Net Gain (Loss)
Capital Gain Distributions Received	52,018
Investment Securities Sold	49,847
Realized Net Gain (Loss)	101,865
Change in Unrealized Appreciation (Depreciation) of Investment Securities	286,130
Net Increase (Decrease) in Net Assets Resulting from Operations	709,372

See accompanying Notes, which are an integral part of the Financial Statements.

13

STAR Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	321,377	308,798
Realized Net Gain (Loss)	101,865	(107,695)
Change in Unrealized Appreciation (Depreciation)	286,130	1,411,009
Net Increase (Decrease) in Net Assets Resulting from Operations	709,372	1,612,112
Distributions
Net Investment Income	(323,440)	(308,874)
Realized Capital Gain[1]	(34,477)	(7,840)
Total Distributions	(357,917)	(316,714)
Capital Share Transactions
Issued	1,190,122	1,228,007
Issued in Lieu of Cash Distributions	344,681	305,898
Redeemed	(1,523,745)	(1,384,905)
Net Increase (Decrease) from Capital Share Transactions	11,058	149,000
Total Increase (Decrease)	362,513	1,444,398
Net Assets
Beginning of Period	13,520,611	12,076,213
End of Period[2]	13,883,124	13,520,611

1 Includes fiscal 2011 and 2010 short-term gain distributions totaling $34,477,000 and $7,840,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed net investment income of $66,445,000 and $68,508,000.

See accompanying Notes, which are an integral part of the Financial Statements.

14

STAR Fund

Financial Highlights

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$18.76	$16.96	$15.33	$22.80	$21.04
Investment Operations
Net Investment Income	.445	.429	.516	.600	.626
Capital Gain Distributions Received	.073	.024	.142	.967	.669
Net Realized and Unrealized Gain (Loss)
on Investments	.468	1.788	2.150	(7.578)	1.392
Total from Investment Operations	.986	2.241	2.808	(6.011)	2.687
Distributions
Dividends from Net Investment Income	(.448)	(.430)	(.552)	(.634)	(.600)
Distributions from Realized Capital Gains	(.048)	(.011)	(.626)	(.825)	(.327)
Total Distributions	(.496)	(.441)	(1.178)	(1.459)	(.927)
Net Asset Value, End of Period	$19.25	$18.76	$16.96	$15.33	$22.80

Total Return[1]	5.27%	13.42%	19.74%	-27.94%	13.14%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,883	$13,521	$12,076	$10,428	$15,210
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.34%	0.34%	0.37%	0.32%	0.32%
Ratio of Net Investment Income to
Average Net Assets	2.29%	2.40%	3.35%	3.00%	2.85%
Portfolio Turnover Rate	24%	22%	21%	24%	8%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

15

STAR Fund

Notes to Financial Statements

Vanguard STAR Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds. The fund invests 60% to 70% of its net assets in stock funds (predominantly large-capitalization U.S. stock funds), 20% to 30% in intermediate- to long-term bond funds, and 10% to 20% in a short-term bond fund.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2008–2011), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the year ended October 31, 2011, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At October 31, 2011, 100% of the market value of the fund’s investments was based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

16

STAR Fund

For tax purposes, at October 31, 2011, the fund had $67,571,000 of ordinary income available for distribution. Tax basis amounts required to be distributed in December 2010 included net capital gains realized through October 31, 2010, plus short-term gain distributions received from its underlying funds in December 2010. Short-term capital gain distributions received are treated as ordinary income for tax purposes, and cannot be offset by capital losses. At October 31, 2011, the fund had available capital loss carryforwards totaling $312,693,000 to offset future net capital gains of $185,817,000 through October 31, 2017, and $126,876,000 through October 31, 2018.

At October 31, 2011, the cost of investment securities for tax purposes was $11,026,643,000. Net unrealized appreciation of investment securities for tax purposes was $2,856,522,000, consisting of unrealized gains of $2,899,458,000 on securities that had risen in value since their purchase and $42,936,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended October 31, 2011, the fund purchased $3,413,697,000 of investment securities and sold $3,375,750,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Year Ended October 31,
	2011	2010
	Shares	Shares
	(000)	(000)
Issued	61,659	68,807
Issued in Lieu of Cash Distributions	17,898	17,517
Redeemed	(79,012)	(77,866)
Net Increase (Decrease) in Shares Outstanding	545	8,458

G. In preparing the financial statements as of October 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

17

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard STAR Funds and the Shareholders of Vanguard STAR Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard STAR Fund (constituting a separate portfolio of Vanguard STAR Funds, hereafter referred to as the “Fund”) at October 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2011 by agreement to the underlying ownership records of the Vanguard funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

December 12, 2011

Special 2011 tax information (unaudited) for Vanguard STAR Fund

This information for the fiscal year ended October 31, 2011, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $108,094,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 19.9% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

18

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income, using actual prior-year figures and estimates for 2011. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: STAR Fund
Periods Ended October 31, 2011
	One	Five	Ten
	Year	Years	Years
Returns Before Taxes	5.27%	3.11%	5.85%
Returns After Taxes on Distributions	4.50	1.93	4.77
Returns After Taxes on Distributions and Sale of Fund Shares	3.59	2.13	4.53

19

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The STAR Fund has no direct expenses, but bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the STAR Fund.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

20

Six Months Ended October 31, 2011
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
STAR Fund	4/30/2011	10/31/2011	Period
Based on Actual Fund Return	$1,000.00	$954.61	$1.68
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.49	1.73

The calculations are based on acquired fund fees and expenses charged by the underlying mutual funds in which the STAR Fund invests. The STAR Fund’s annualized expense figure for the period is 0.34%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

21

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds; excluding inflation for inflation-protected securities), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds incur no direct expenses, but they do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

22

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001.[2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School (retired July 2011); Chief Investment
Officer and co-Managing Partner of HighVista	Heidi Stam
Strategies LLC (private investment firm); Director of	Born 1956. Secretary Since July 2005. Principal
Rand Merchant Bank; Overseer of the Museum of	Occupation(s) During the Past Five Years: Managing
Fine Arts Boston.	Director of The Vanguard Group, Inc., since 2006;
General Counsel of The Vanguard Group since 2005;
Alfred M. Rankin, Jr.	Secretary of The Vanguard Group and of each of the
Born 1941. Trustee Since January 1993. Principal	investment companies served by The Vanguard Group
Occupation(s) During the Past Five Years: Chairman,	since 2005; Director and Senior Vice President of
President, and Chief Executive Officer of NACCO	Vanguard Marketing Corporation since 2005;
Industries, Inc. (forklift trucks/housewares/lignite);	Principal of The Vanguard Group (1997–2006).
Director of Goodrich Corporation (industrial products/
aircraft systems and services) and the National
Association of Manufacturers; Chairman of the	Vanguard Senior Management Team
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of	R. Gregory Barton	Chris D. McIsaac
the Board of The Cleveland Museum of Art.	Mortimer J. Buckley	Michael S. Miller
	Kathleen C. Gubanich	James M. Norris
Peter F. Volanakis	Paul A. Heller	Glenn W. Reed
Born 1955. Trustee Since July 2009. Principal	Martha G. King	George U. Sauter
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director of	Chairman Emeritus and Senior Advisor
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of	John J. Brennan
Business Administration at Dartmouth College.	Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Executive Officers
Founder
Glenn Booraem
Born 1967. Controller Since July 2010. Principal	John C. Bogle
Occupation(s) During the Past Five Years: Principal	Chairman and Chief Executive Officer, 1974–1996
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q560 122011

Annual Report | October 31, 2011

Vanguard LifeStrategy® Funds

Vanguard LifeStrategy Income Fund
Vanguard LifeStrategy Conservative Growth Fund
Vanguard LifeStrategy Moderate Growth Fund
Vanguard LifeStrategy Growth Fund

> For the fiscal year ended October 31, 2011, returns for all four Vanguard LifeStrategy Funds were within one-half percentage point of 4%.

> The funds finished a step behind their benchmark indexes, a function of both subpar performance and a difference in the end-of-period prices used for Vanguard Total International Stock Index Fund and its benchmark.

> On September 30, we announced that the LifeStrategy Funds would adopt an all-index approach. The funds’ objectives remain unchanged.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
LifeStrategy Income Fund.	9
LifeStrategy Conservative Growth Fund.	19
LifeStrategy Moderate Growth Fund.	29
LifeStrategy Growth Fund.	39
Your Fund’s After-Tax Returns.	51
About Your Fund’s Expenses.	53
Glossary.	55

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2011
Total
Returns
Vanguard LifeStrategy Income Fund	3.77%
Income Composite Index	4.68
Income Composite Average	3.26
Vanguard LifeStrategy Conservative Growth Fund	3.74%
Conservative Growth Composite Index	4.60
Conservative Growth Composite Average	3.20
Vanguard LifeStrategy Moderate Growth Fund	4.14%
Moderate Growth Composite Index	5.45
Moderate Growth Composite Average	3.73
Vanguard LifeStrategy Growth Fund	3.63%
Growth Composite Index	5.07
Growth Composite Average	3.39

Total returns for the composite indexes are derived by applying the funds’ target allocations to the results of the following benchmarks: for U.S. stocks, the MSCI US Broad Market Index; for international stocks, the MSCI EAFE Index through December 15, 2010 and the MSCI ACWI ex USA IMI Index thereafter; for bonds, the Barclays Capital U.S. Aggregate Float Adjusted Index; and for short-term investments, the Barclays Capital U.S. 1–3 Year Credit Index.

Each average is a blended composite that weights the return of the comparable mutual funds average for each asset class in proportion to the target weighting of the appropriate LifeStrategy Fund. All average returns for funds are derived from data provided by Lipper Inc. The Income Composite Average is weighted 60% fixed income funds average, 20% money market funds average, 14% general equity funds average, and 6% international funds average. The Conservative Growth Composite Average is weighted 40% fixed income funds average, 28% general equity funds average, 20% money market funds average, and 12% international funds average. The Moderate Growth Composite Average is weighted 42% general equity funds average, 40% fixed income funds average, and 18% international funds average. The Growth Composite Average is weighted 56% general equity funds average, 24% international funds average, and 20% fixed income funds average.

1

Chairman’s Letter

Dear Shareholder,

It was a bumpy ride, but U.S. stocks and bonds managed to finish the fund’s fiscal year with solid returns. International stocks, on the other hand, lost ground amid the sovereign-debt crisis in Europe and worries about slowing growth in emerging markets, including China and India.

All four Vanguard LifeStrategy funds posted positive returns, ranging from 3.63% for Vanguard LifeStrategy Growth Fund to 4.14% for Vanguard LifeStrategy Moderate Growth Fund. The funds lagged their benchmarks slightly, a reflection of the weak performance of one of the funds’ underlying holdings and a temporary pricing difference between Vanguard Total International Stock Index Fund and its benchmark. The funds outpaced the returns of their peer-group composites. These composites have the same target asset allocations as the LifeStrategy Funds. The returns for each asset class are represented by the average return of mutual funds in that category.

Before we take a closer look at the market environment and the LifeStrategy Funds’ positioning and performance for the period, I’d like to outline recently announced changes to the funds’ investment strategy. The LifeStrategy Funds are “funds of funds,” holding different allocations of index and actively managed stock and

2

bond funds. The funds are shifting to an all-index approach. The benefits include a simplified portfolio design appropriate to these all-in-one investment vehicles, lower costs, and more consistent risk profiles.

The LifeStrategy Funds will soon consist of just three underlying index funds: Vanguard Total Stock Market Index Fund, Vanguard Total International Stock Index Fund, and Vanguard Total Bond Market II Index Fund. As of October 31, the funds had eliminated their holdings of Vanguard Short-Term Investment-Grade Fund. The funds expect to eliminate their holdings of Vanguard Asset Allocation Fund by the end of November.

[Editor’s note: The expense figures shown on page 4 and on each Fund Profile page in this report are from the funds’ most recent prospectus, which was published shortly after the end of the fiscal year. The prospectus is dated November 29, 2011.]

A positive finish to an anxious 12 months
U.S. stock indexes ended the 12 months with solid returns, though the gains were shadowed by anxiety in a volatile period. This turbulence was so pronounced, in fact, that a one-month change in the start date would have yielded a very different perspective on performance. For the 12 months through October 31, the broad U.S. stock market returned 7.67%. For the 12 months ended September 30, however, the return was a mere 0.31%.

Market Barometer

		Average Annual Total Returns
		Periods Ended October 31, 2011
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	8.01%	12.22%	0.54%
Russell 2000 Index (Small-caps)	6.71	12.87	0.68
Dow Jones U.S. Total Stock Market Index	7.67	12.58	0.90
MSCI All Country World Index ex USA (International)	-4.66	12.92	-0.37

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	5.00%	8.87%	6.41%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	3.78	8.31	4.80
Citigroup Three-Month U.S. Treasury Bill Index	0.10	0.15	1.53

CPI
Consumer Price Index	3.53%	1.49%	2.33%

3

The sources of volatility are, by now, familiar: sovereign-debt dramas in Europe, policymaking strife in the United States, and an economic expansion that has failed to gather enough momentum to bring down high levels of unemployment.

Volatility has been a theme in international markets, too. International stock markets returned a combined –4.66% as stock prices retreated in Europe. Prices also fell in the Pacific region’s developed economies and emerging markets, where growth has moderated.

Unsteady yields reflected fast-changing sentiment
Taxable bonds produced strong returns and municipal bonds solid but unspectacular results, though as in the stock market, investor sentiment was volatile. The yield of the 10-year U.S. Treasury note, a benchmark for longer-term interest rates, began the 12 months at 2.61%, drifted higher as the economic expansion seemed to gather  steam, then fluttered lower to close the period at 2.17%. The decline in Treasury yields (and rise in prices) was driven by Europe’s sovereign-debt dramas, underwhelming economic reports, and a flight to safety that was prompted, paradoxically, by a rating agency’s decision to downgrade the U.S. government debt. Vanguard’s confidence in the full faith and credit of the U.S. Treasury remains unshaken.

Taxable investment-grade bonds returned 5.00% for the full 12 months. It’s important to note, of course, that as yields

Expense Ratios
Your Fund Compared With Its Peer Group
	Acquired Fund Fees	Peer Group
	and Expenses	Average
LifeStrategy Income Fund	0.13%	0.93%
LifeStrategy Conservative Growth Fund	0.15	1.01
LifeStrategy Moderate Growth Fund	0.16	1.20
LifeStrategy Growth Fund	0.17	1.28

The fund expense figures shown—drawn from the prospectus dated November 29, 2011—represent an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the LifeStrategy Funds invest. The LifeStrategy Funds do not charge any expenses or fees of their own. For the fiscal year ended October 31, 2011, the annualized acquired fund fees and expenses were 0.18% for the LifeStrategy Income Fund, 0.19% for the LifeStrategy Conservative Growth Fund, 0.19% for the LifeStrategy Moderate Growth Fund, and 0.20% for the LifeStrategy Growth Fund.

Peer groups are the composites listed on page 1. Their expense figures are derived by applying the appropriate allocations to average expense ratios of these mutual fund peer groups: fixed income funds, general equity funds, international funds, and money market funds. Average expense ratios for these groups are derived from data provided by Lipper Inc. and capture information through year-end 2010.

4

decline, the opportunity for similarly strong returns diminishes. The broad municipal market returned 3.78%. The returns on money market instruments hovered near 0%, consistent with the Federal Reserve Board’s target for short-term interest rates.

A tilt toward equities penalized returns
The Vanguard LifeStrategy Funds offer investors a choice of four complete, balanced, and diversified portfolios. Each of the funds of funds maintains a different allocation to either four or five underlying stock and bond funds, giving each fund a unique risk profile. During the past 12 months, the underlying funds consisted of three index funds (Vanguard Total Stock Market Index Fund, Vanguard Total Bond Market II Index Fund, and Vanguard Total International Stock Index Fund) and two actively managed funds (Vanguard Asset Allocation Fund and Vanguard Short-Term Investment-Grade Fund).

Although the funds produced solid 12-month returns, they earned less than they could have. The shortfall compared with their benchmark indexes reflected both subpar performance in Vanguard Asset Allocation Fund and a pricing difference that isn’t expected to have a lasting impact on performance. Through most of the period, Vanguard Asset Allocation Fund relied on its proprietary quantitative models to assess the relative attractiveness of stocks and bonds. Until September, when Vanguard changed the fund’s strategy and its advisor, the fund

Total Returns
Ten Years Ended October 31, 2011
Average
Annual Return
LifeStrategy Income Fund	4.76%
Income Composite Index	5.15
Income Composite Average	4.14
LifeStrategy Conservative Growth Fund	4.87%
Conservative Growth Composite Index	5.18
Conservative Growth Composite Average	4.21
LifeStrategy Moderate Growth Fund	5.09%
Moderate Growth Composite Index	5.51
Moderate Growth Composite Average	4.77
LifeStrategy Growth Fund	4.87%
Growth Composite Index	5.29
Growth Composite Average	4.61

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

5

held a stock-heavy allocation. This positioning kept the fund behind its benchmark, a mix of 65% stocks and 35% long-term U.S. Treasury bonds, as long-term bonds delivered superior returns. For the 12 months, this fund returned 2.95% while its benchmark returned 12.41%.

The rest of the LifeStrategy Funds’ underlying funds produced returns more consistent with expectations. Vanguard Total Stock Market Index Fund and Vanguard Total Bond Market II Index Fund closely tracked their benchmark indexes. Vanguard Short-Term Investment-Grade Fund, a holding in the LifeStrategy Income and LifeStrategy Conservative Growth Funds, produced a modest positive return, consistent with the low level of short-term interest rates. Vanguard Total International Stock Index Fund trailed its benchmark by nearly 2 percentage points, but the gap was mostly a function of fair-value pricing.

Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values. Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the

NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

A case study in the benefits of balance and diversification
The past ten-year period has been unusual in recent history as U.S. bonds have managed to outperform the broad U.S. stock market. The decade wound up providing a vivid illustration of the benefits of balance and diversification.

Bonds offered some stability during the market’s long stretches of upheaval and in fact enhanced the returns of a balanced portfolio over the full decade. And an allocation to international stocks bolstered the case for broad diversification; the Investor Shares of the Total International Stock Index Fund, for example, had an average annualized return of 6.98% as international stock markets responded to developments such as the rapid growth in emerging economies.

For the decade, all four funds trailed their benchmarks but outpaced their peers, both by modest amounts.

(For information on the target percentages and actual asset allocations of the LifeStrategy Funds, see the last table on page 8.)

6

The new LifeStrategy approach—A focus on index funds
While there can be a place for both indexed and actively managed funds in almost any portfolio, we believe an all-index approach for the LifeStrategy Funds is preferable given the broad diversification, transparency, and relative predictability offered by passive management.

The LifeStrategy Funds were first offered to investors in 1994. They embody a number of our beliefs about investing—the importance of achieving broad diversification, having a mix of assets that will allow investors to achieve their investment goals, and of course minimizing the costs of investing.

Rest assured that the investment objectives of these funds remain unchanged. The risk/reward profiles of the funds range from conservative to more aggressive, but all the LifeStrategy Funds will continue to provide exposure to U.S. stocks and bonds as well as international stocks in a single, complete, and diversified fund at very low cost.

We appreciate your continued confidence in Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
November 16, 2011

7

Your Fund’s Performance at a Glance
October 31, 2010 , Through October 31, 2011
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard LifeStrategy Income Fund	$14.15	$14.28	$0.361	$0.034
Vanguard LifeStrategy Conservative Growth
Fund	$16.20	$16.40	$0.378	$0.024
Vanguard LifeStrategy Moderate Growth Fund	$19.22	$19.54	$0.448	$0.030
Vanguard LifeStrategy Growth Fund	$21.28	$21.61	$0.444	$0.009

Target and Actual Asset Allocations
Percentages as of October 31, 2011
						Short-Term
		Stocks		Bonds		Investments
	Target	Actual	Target	Actual	Target	Actual
LifeStrategy Income Fund	22.5%	19.8%	57.5%	80.2%	20.0%	0.0%
LifeStrategy Conservative	42.5%	39.6%	37.5%	60.4%	20.0%	0.0%
Growth Fund
LifeStrategy Moderate Growth	62.5%	60.0%	37.5%	40.0%	0.0%	0.0%
Fund
LifeStrategy Growth Fund	82.5%	80.3%	17.5%	19.7%	0.0%	0.0%

Actual international stock positions for the Income, Conservative Growth, Moderate Growth, and Growth Funds equaled 6.3%, 12.4%, 18.4%, and 24.8% of assets, respectively.

8

LifeStrategy Income Fund

Fund Profile
As of October 31, 2011

Total Fund Characteristics
Ticker Symbol	VASIX
30-Day SEC Yield	2.43%
Acquired Fund Fees and Expenses[1]	0.13%

Allocation to Underlying Vanguard Funds
Vanguard Total Bond Market II Index Fund
Investor Shares	71.9%
Vanguard Asset Allocation Fund Investor
Shares	21.4
Vanguard Total International Stock Index
Fund Investor Shares	6.3
Vanguard Total Stock Market Index Fund
Investor Shares	0.4

Total Fund Volatility Measures
		Barclays
	Income	Aggregate
	Composite	Bond
	Index	Index
R-Squared	0.97	0.11
Beta	1.13	0.49

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated November 29, 2011—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the LifeStrategy Income Fund invests. The LifeStrategy Income Fund does not charge any expenses or fees of its own. For the fiscal year ended October 31, 2011, the annualized acquired fund fees and expenses were 0.18%.

9

LifeStrategy Income Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2001, Through October 31, 2011
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended October 31, 2011
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
LifeStrategy Income Fund	3.77%	4.15%	4.76%	$15,913
Barclays Capital U.S. Aggregate Bond
Index	5.00	6.41	5.46	17,012
Income Composite Index	4.68	5.19	5.15	16,530
Income Composite Average	3.26	3.59	4.14	15,008

Income Composite Index: Weighted 60% Barclays Capital U.S. Aggregate Bond Index, 20% Dow Jones U.S. Total Stock Market Index, and 20% Citigroup Three-Month Treasury Bill Index through August 31, 2003; 60% Barclays Capital U.S. Aggregate Bond Index, 20% Dow Jones U.S. Total Stock Market Index, and 20% Barclays Capital U.S. 1–3 Year Credit Bond Index through April 22, 2005; 60% Barclays Capital U.S. Aggregate Bond Index through December 31, 2009, and Barclays Capital U.S. Aggregate Float Adjusted Index thereafter, 20% MSCI US Broad Market Index, and 20% Barclays Capital U.S. 1–3 Year Credit Bond Index through December 15, 2010; and 60% Barclays Capital U.S. Aggregate Float Adjusted Index, 20% Barclays Capital U.S. 1–3 Year Credit Bond Index, 14% MSCI US Broad Market Index, and 6% MSCI ACWI ex USA IMI Index thereafter. MSCI international benchmark returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

Income Composite Average: Weighted 60% fixed income funds average, 20% money market funds average, 14% general equity funds average, and 6% international funds average. Derived from data provided by Lipper Inc.

See Financial Highlights for dividend and capital gains information.

10

LifeStrategy Income Fund

Fiscal-Year Total Returns (%): October 31, 2001, Through October 31, 2011

Average Annual Total Returns: Periods Ended September 30, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
LifeStrategy Income Fund	9/30/1994	2.39%	3.95%	3.70%	1.01%	4.71%

11

LifeStrategy Income Fund

Financial Statements

Statement of Net Assets
As of October 31, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market

	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (0.4%)
Vanguard Total Stock Market Index Fund Investor Shares	292,564	9,157

International Stock Fund (6.3%)
Vanguard Total International Stock Index Fund Investor Shares	10,689,676	152,221

Balanced Fund (21.4%)
Vanguard Asset Allocation Fund Investor Shares	21,384,139	514,075

Bond Fund (71.8%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	157,742,122	1,724,121
Total Investment Companies (Cost $2,211,307)		2,399,574
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
1 Vanguard Market Liquidity Fund, 0.128% (Cost $3,350)	3,349,785	3,350
Total Investments (100.1%) (Cost $2,214,657)		2,402,924
Other Assets and Liabilities (-0.1%)
Other Assets		65,613
Liabilities		(66,941)
		(1,328)
Net Assets (100%)
Applicable to 168,162,971 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		2,401,596
Net Asset Value Per Share		$14.28

12

LifeStrategy Income Fund

At October 31, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	2,204,310
Undistributed Net Investment Income	4,373
Accumulated Net Realized Gains	4,646
Unrealized Appreciation (Depreciation)	188,267
Net Assets	2,401,596

See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

13

LifeStrategy Income Fund

Statement of Operations

Year Ended
October 31, 2011
($000)
Investment Income
Income
Income Distributions Received	59,431
Interest	230
Net Investment Income—Note B	59,661
Realized Net Gain (Loss)
Capital Gain Distributions Received	9,482
Investment Securities Sold	32,971
Realized Net Gain (Loss)	42,453
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(15,410)
Net Increase (Decrease) in Net Assets Resulting from Operations	86,704

See accompanying Notes, which are an integral part of the Financial Statements.

14

LifeStrategy Income Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	59,661	57,632
Realized Net Gain (Loss)	42,453	502
Change in Unrealized Appreciation (Depreciation)	(15,410)	138,741
Net Increase (Decrease) in Net Assets Resulting from Operations	86,704	196,875
Distributions
Net Investment Income	(60,135)	(57,384)
Realized Capital Gain[1]	(5,458)	—
Total Distributions	(65,593)	(57,384)
Capital Share Transactions
Issued	670,648	634,215
Issued in Lieu of Cash Distributions	61,679	53,652
Redeemed	(602,848)	(360,822)
Net Increase (Decrease) from Capital Share Transactions	129,479	327,045
Total Increase (Decrease)	150,590	466,536
Net Assets
Beginning of Period	2,251,006	1,784,470
End of Period[2]	2,401,596	2,251,006

1 Includes fiscal 2011 short-term gain distributions totaling $5,458,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed net investment income of $4,373,000 and $4,847,000.

See accompanying Notes, which are an integral part of the Financial Statements.

15

LifeStrategy Income Fund

Financial Highlights

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$14.15	$13.20	$12.13	$14.44	$13.97
Investment Operations
Net Investment Income	.357	.388	.440	.555	.570
Capital Gain Distributions Received	.059	—	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	.109	.954	1.081	(2.266)	.538
Total from Investment Operations	.525	1.342	1.521	(1.711)	1.108
Distributions
Dividends from Net Investment Income	(.361)	(.392)	(.451)	(.570)	(.570)
Distributions from Realized Capital Gains	(.034)	—	—	(.029)	(.068)
Total Distributions	(.395)	(.392)	(.451)	(.599)	(.638)
Net Asset Value, End of Period	$14.28	$14.15	$13.20	$12.13	$14.44

Total Return[1]	3.77%	10.32%	12.83%	-12.29%	8.14%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,402	$2,251	$1,784	$1,642	$1,885
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.18%	0.18%	0.23%	0.22%	0.24%
Ratio of Net Investment Income to
Average Net Assets	2.52%	2.89%	3.55%	4.00%	4.07%
Portfolio Turnover Rate	43%[2]	9%	27%[3]	22%	8%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of mutual fund shares delivered and bonds received in connection with a change in the fund’s bond investments from Vanguard Short-Term Investment-Grade Fund to individual bonds because those transactions were effected in kind and did not cause the fund to incur transaction costs.
3 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

16

LifeStrategy Income Fund

Notes to Financial Statements

Vanguard LifeStrategy Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, bonds, and short-term reserves.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2008–2011), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the year ended October 31, 2011, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At October 31, 2011, 100% of the market value of the fund’s investments was based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

17

LifeStrategy Income Fund

The fund used a tax accounting practice to treat a portion of the price of capital shares redeemed during the year as distributions from realized capital gains. Accordingly, the fund has reclassified $1,095,000 from accumulated net realized gains to paid-in capital.

The fund used a capital loss carryforward of $30,136,000 to offset taxable capital gains realized during the year ended October 31, 2011, reducing the amount of capital gains that would otherwise be available to distribute to shareholders. For tax purposes, at October 31, 2011, the fund had $4,782,000 of ordinary income and $7,930,000 of long-term capital gains available for distribution. Tax-basis amounts required to be distributed in December 2010 included short-term gain distributions received from Vanguard Total Bond Market II Index Fund in December 2010. Short-term capital gain distributions received are treated as ordinary income for tax purposes, and cannot be offset by capital losses.

At October 31, 2011, the cost of investment securities for tax purposes was $2,218,350,000. Net unrealized appreciation of investment securities for tax purposes was $184,574,000, consisting of unrealized gains of $200,167,000 on securities that had risen in value since their purchase and $15,593,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended October 31, 2011, the fund purchased $1,663,032,000 of investment securities and sold $1,516,334,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Year Ended October 31,
	2011	2010
	Shares	Shares
	(000)	(000)
Issued	47,191	46,489
Issued in Lieu of Cash Distributions	4,371	3,943
Redeemed	(42,509)	(26,475)
Net Increase (Decrease) in Shares Outstanding	9,053	23,957

G. In preparing the financial statements as of October 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

In October 2011, as part of a strategy change for the fund, the fund redeemed its position in Vanguard Short-Term Investment-Grade Fund in exchange for individual bonds. The fund subsequently sold those bonds and used the proceeds to purchase shares of Vanguard Total Stock Market Index Fund and Vanguard Total Bond Market II Index Fund. In November 2011, the fund redeemed its position in Vanguard Asset Allocation Fund and used the proceeds to purchase shares of Vanguard Total Stock Market Index Fund and Vanguard Total Bond Market II Index Fund.

18

LifeStrategy Conservative Growth Fund

Fund Profile
As of October 31, 2011

Total Fund Characteristics
Ticker Symbol	VSCGX
30-Day SEC Yield	2.21%
Acquired Fund Fees and Expenses[1]	0.15%

Allocation to Underlying Vanguard Funds
Vanguard Total Bond Market II Index Fund
Investor Shares	52.3%
Vanguard Asset Allocation Fund Investor
Shares	20.7
Vanguard Total Stock Market Index Fund
Investor Shares	14.6
Vanguard Total International Stock Index
Fund Investor Shares	12.4

Total Fund Volatility Measures
	Conservative	DJ
	Growth	U.S. Total
	Composite	Market
	Index	Index
R-Squared	0.99	0.94
Beta	1.10	0.44

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated November 29, 2011—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the LifeStrategy Conservative Growth Fund invests. The LifeStrategy Conservative Growth Fund does not charge any expenses or fees of its own. For the fiscal year ended October 31, 2011, the annualized acquired fund fees and expenses were 0.19%.

19

LifeStrategy Conservative Growth Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2001, Through October 31, 2011
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended October 31, 2011
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
LifeStrategy Conservative Growth Fund
	3.74%	3.09%	4.87%	$16,095
Dow Jones U.S. Total Stock Market
Index	7.67	0.90	4.82	16,011
Conservative Growth Composite Index	4.60	4.04	5.18	16,564
Conservative Growth Composite
Average	3.20	2.72	4.21	15,097

Conservative Growth Composite Index: Weighted 40% Barclays Capital U.S. Aggregate Bond Index, 35% Dow Jones U.S. Total Stock Market Index, 20% Citigroup Three-Month Treasury Bill Index, and 5% MSCI EAFE Index through August 31, 2003; 40% Barclays Capital U.S. Aggregate Bond Index, 35% Dow Jones U.S. Total Stock Market Index, 20% Barclays Capital U.S. 1–3 Year Credit Bond Index, and 5% MSCI EAFE Index through April 22, 2005; 40% Barclays Capital U.S. Aggregate Bond Index through December 31, 2009, and Barclays Capital U.S. Aggregate Float Adjusted Index thereafter, 35% MSCI US Broad Market Index, 20% Barclays Capital U.S. 1–3 Year Credit Bond Index, and 5% MSCI EAFE Index through December 15, 2010; and 40% Barclays Capital U.S. Aggregate Float Adjusted Index, 28% MSCI US Broad Market Index, 20% Barclays Capital U.S. 1–3 Year Credit Bond Index, and 12% MSCI ACWI ex USA IMI Index thereafter. MSCI international benchmark returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

Conservative Growth Composite Average: Weighted 40% fixed income funds average, 28% general equity funds average, 20% money market funds average, and 12% international funds average. Derived from data provided by Lipper Inc.

See Financial Highlights for dividend and capital gains information.

20

LifeStrategy Conservative Growth Fund

Fiscal-Year Total Returns (%): October 31, 2001, Through October 31, 2011

Average Annual Total Returns: Periods Ended September 30, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
LifeStrategy Conservative
Growth Fund	9/30/1994	0.93%	2.56%	3.16%	1.46%	4.62%

21

LifeStrategy Conservative Growth Fund

Financial Statements

Statement of Net Assets
As of October 31, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market

	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (14.6%)
Vanguard Total Stock Market Index Fund Investor Shares	30,620,634	958,426

International Stock Fund (12.4%)
Vanguard Total International Stock Index Fund Investor Shares	56,882,114	810,001

Balanced Fund (20.7%)
Vanguard Asset Allocation Fund Investor Shares	56,507,638	1,358,444

Bond Fund (52.3%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	313,566,177	3,427,278
Total Investment Companies (Cost $5,804,234)		6,554,149
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.128% (Cost $772)	771,990	772
Total Investments (100.0%) (Cost $5,805,006)		6,554,921
Other Assets and Liabilities (0.0%)
Other Assets		164,046
Liabilities		(165,899)
		(1,853)
Net Assets (100%)
Applicable to 399,603,446 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		6,553,068
Net Asset Value Per Share		$16.40

22

LifeStrategy Conservative Growth Fund

At October 31, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	5,886,356
Undistributed Net Investment Income	8,533
Accumulated Net Realized Losses	(91,736)
Unrealized Appreciation (Depreciation)	749,915
Net Assets	6,553,068

See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

23

LifeStrategy Conservative Growth Fund

Statement of Operations

Year Ended
October 31, 2011
($000)
Investment Income
Income
Income Distributions Received	149,289
Interest	631
Net Investment Income—Note B	149,920
Realized Net Gain (Loss)
Capital Gain Distributions Received	18,698
Investment Securities Sold	27,749
Realized Net Gain (Loss)	46,447
Change in Unrealized Appreciation (Depreciation) of Investment Securities	39,824
Net Increase (Decrease) in Net Assets Resulting from Operations	236,191

See accompanying Notes, which are an integral part of the Financial Statements.

24

LifeStrategy Conservative Growth Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	149,920	154,564
Realized Net Gain (Loss)	46,447	1,136
Change in Unrealized Appreciation (Depreciation)	39,824	523,512
Net Increase (Decrease) in Net Assets Resulting from Operations	236,191	679,212
Distributions
Net Investment Income	(151,155)	(154,835)
Realized Capital Gain[1]	(9,424)	—
Total Distributions	(160,579)	(154,835)
Capital Share Transactions
Issued	1,289,093	1,168,235
Issued in Lieu of Cash Distributions	155,851	150,155
Redeemed	(1,283,322)	(1,013,845)
Net Increase (Decrease) from Capital Share Transactions	161,622	304,545
Total Increase (Decrease)	237,234	828,922
Net Assets
Beginning of Period	6,315,834	5,486,912
End of Period[2]	6,553,068	6,315,834

1 Includes fiscal 2011 short-term gain distributions totaling $9,424,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed net investment income of $8,533,000 and $9,768,000.

See accompanying Notes, which are an integral part of the Financial Statements.

25

LifeStrategy Conservative Growth Fund

Financial Highlights

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$16.20	$14.81	$13.46	$17.61	$16.43
Investment Operations
Net Investment Income	.374	.406	.439	.568	.580
Capital Gain Distributions Received	.049	—	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	.179	1.392	1.359	(4.116)	1.170
Total from Investment Operations	.602	1.798	1.798	(3.548)	1.750
Distributions
Dividends from Net Investment Income	(.378)	(.408)	(.448)	(.592)	(.570)
Distributions from Realized Capital Gains	(.024)	—	—	(.010)	—
Total Distributions	(.402)	(.408)	(.448)	(.602)	(.570)
Net Asset Value, End of Period	$16.40	$16.20	$14.81	$13.46	$17.61

Total Return[1]	3.74%	12.30%	13.72%	-20.71%	10.84%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,553	$6,316	$5,487	$4,843	$7,044
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.19%	0.19%	0.24%	0.22%	0.24%
Ratio of Net Investment Income to
Average Net Assets	2.27%	2.63%	3.23%	3.52%	3.40%
Portfolio Turnover Rate	46%[2]	15%	29%[3]	22%	10%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of mutual fund shares delivered and bonds received in connection with a change in the fund’s bond investments from Vanguard Short-Term Investment-Grade Fund to individual bonds because those transactions were effected in kind and did not cause the fund to incur transaction costs.
3 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

26

LifeStrategy Conservative Growth Fund

Notes to Financial Statements

Vanguard LifeStrategy Conservative Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, bonds, and short-term reserves.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2008–2011), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the year ended October 31, 2011, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At October 31, 2011, 100% of the market value of the fund’s investments was based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

27

LifeStrategy Conservative Growth Fund

For tax purposes, at October 31, 2011, the fund had $9,781,000 of ordinary income available for distribution. Tax-basis amounts required to be distributed in December 2010 included short-term gain distributions received from Vanguard Total Bond Market II Index Fund in December 2010. Short-term capital gain distributions received are treated as ordinary income for tax purposes, and cannot be offset by capital losses. The fund had available capital loss carryforwards totaling $76,610,000 to offset future net capital gains of $6,566,000 through October 31, 2016, $69,127,000 through October 31, 2017, and $917,000 through October 31, 2018.

At October 31, 2011, the cost of investment securities for tax purposes was $5,821,381,000. Net unrealized appreciation of investment securities for tax purposes was $733,540,000, consisting of unrealized gains of $749,915,000 on securities that had risen in value since their purchase and $16,375,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended October 31, 2011, the fund purchased $4,595,311,000 of investment securities and sold $4,415,970,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Year Ended October 31,
	2011	2010
	Shares	Shares
	(000)	(000)
Issued	78,122	75,603
Issued in Lieu of Cash Distributions	9,505	9,717
Redeemed	(77,997)	(65,788)
Net Increase (Decrease) in Shares Outstanding	9,630	19,532

G. In preparing the financial statements as of October 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

In October 2011, as part of a strategy change for the fund, the fund redeemed its position in Vanguard Short-Term Investment-Grade Fund in exchange for individual bonds. The fund subsequently sold those bonds and used the proceeds to purchase shares of Vanguard Total Stock Market Index Fund and Vanguard Total Bond Market II Index Fund. In November 2011, the fund redeemed its position in Vanguard Asset Allocation Fund and used the proceeds to purchase shares of Vanguard Total Stock Market Index Fund and Vanguard Total Bond Market II Index Fund.

28

LifeStrategy Moderate Growth Fund

Fund Profile
As of October 31, 2011

Total Fund Characteristics
Ticker Symbol	VSMGX
30-Day SEC Yield	2.06%
Acquired Fund Fees and Expenses[1]	0.16%

Allocation to Underlying Vanguard Funds
Vanguard Total Bond Market II Index Fund
Investor Shares	32.0%
Vanguard Total Stock Market Index Fund
Investor Shares	29.0
Vanguard Asset Allocation Fund Investor
Shares	20.6
Vanguard Total International Stock Index
Fund Investor Shares	18.4

Total Fund Volatility Measures
	Moderate	DJ
	Growth	U.S. Total
	Composite	Market
	Index	Index
R-Squared	1.00	0.97
Beta	1.07	0.64

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated November 29, 2011—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the LifeStrategy Moderate Growth Fund invests. The LifeStrategy Moderate Growth Fund does not charge any expenses or fees of its own. For the fiscal year ended October 31, 2011, the annualized acquired fund fees and expenses were 0.19%.

29

LifeStrategy Moderate Growth Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2001, Through October 31, 2011
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended October 31, 2011
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
LifeStrategy Moderate Growth Fund	4.14%	2.19%	5.09%	$16,431
Dow Jones U.S. Total Stock Market
Index	7.67	0.90	4.82	16,011
Moderate Growth Composite Index	5.45	3.16	5.51	17,099
Moderate Growth Composite Average	3.73	2.34	4.77	15,931

Moderate Growth Composite Index: Weighted 50% Dow Jones U.S. Total Stock Market Index, 40% Barclays Capital U.S. Aggregate Bond Index, and 10% MSCI EAFE Index through April 22, 2005; 50% MSCI US Broad Market Index, 40% Barclays Capital U.S. Aggregate Bond Index through December 31, 2009, and Barclays Capital U.S. Aggregate Float Adjusted Index thereafter, and 10% MSCI EAFE Index through December 15, 2010; and 42% MSCI US Broad Market Index, 40% Barclays Capital U.S. Aggregate Float Adjusted Index, and 18% MSCI ACWI ex USA IMI Index thereafter. MSCI international benchmark returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

Moderate Growth Composite Average: Weighted 42% general equity funds average, 40% fixed income funds average, and 18% international funds average. Derived from data provided by Lipper Inc.

See Financial Highlights for dividend and capital gains information.

30

LifeStrategy Moderate Growth Fund

Fiscal-Year Total Returns (%): October 31, 2001, Through October 31, 2011

Average Annual Total Returns: Periods Ended September 30, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
LifeStrategy Moderate
Growth Fund	9/30/1994	0.03%	1.41%	2.73%	1.95%	4.68%

31

LifeStrategy Moderate Growth Fund

Financial Statements

Statement of Net Assets
As of October 31, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market

	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (29.1%)
Vanguard Total Stock Market Index Fund Investor Shares	75,135,078	2,351,728

International Stock Fund (18.4%)
Vanguard Total International Stock Index Fund Investor Shares	104,715,871	1,491,154

Balanced Fund (20.6%)
Vanguard Asset Allocation Fund Investor Shares	69,469,543	1,670,048

Bond Fund (31.9%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	236,482,564	2,584,754
Total Investment Companies (Cost $6,714,765)		8,097,684
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.128% (Cost $1,079)	1,078,692	1,079
Total Investments (100.0%) (Cost $6,715,844)		8,098,763
Other Assets and Liabilities (0.0%)
Other Assets		151,204
Liabilities		(151,615)
		(411)
Net Assets (100%)
Applicable to 414,377,553 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		8,098,352
Net Asset Value Per Share		$19.54

32

LifeStrategy Moderate Growth Fund

At October 31, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	6,781,607
Undistributed Net Investment Income	37,902
Accumulated Net Realized Losses	(104,076)
Unrealized Appreciation (Depreciation)	1,382,919
Net Assets	8,098,352

See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

33

LifeStrategy Moderate Growth Fund

Statement of Operations

Year Ended
October 31, 2011
($000)
Investment Income
Income
Income Distributions Received	172,570
Net Investment Income—Note B	172,570
Realized Net Gain (Loss)
Capital Gain Distributions Received	17,139
Investment Securities Sold	96,244
Realized Net Gain (Loss)	113,383
Change in Unrealized Appreciation (Depreciation) of Investment Securities	47,079
Net Increase (Decrease) in Net Assets Resulting from Operations	333,032

See accompanying Notes, which are an integral part of the Financial Statements.

34

LifeStrategy Moderate Growth Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	172,570	187,165
Realized Net Gain (Loss)	113,383	(10,517)
Change in Unrealized Appreciation (Depreciation)	47,079	866,656
Net Increase (Decrease) in Net Assets Resulting from Operations	333,032	1,043,304
Distributions
Net Investment Income	(190,224)	(174,437)
Realized Capital Gain[1]	(12,685)	—
Total Distributions	(202,909)	(174,437)
Capital Share Transactions
Issued	1,325,804	1,137,142
Issued in Lieu of Cash Distributions	199,148	171,558
Redeemed	(1,606,134)	(1,754,214)
Net Increase (Decrease) from Capital Share Transactions	(81,182)	(445,514)
Total Increase (Decrease)	48,941	423,353
Net Assets
Beginning of Period	8,049,411	7,626,058
End of Period[2]	8,098,352	8,049,411

1 Includes fiscal 2011 short-term gain distributions totaling $12,685,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed net investment income of $37,902,000 and $55,556,000.

See accompanying Notes, which are an integral part of the Financial Statements.

35

LifeStrategy Moderate Growth Fund

Financial Highlights

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$19.22	$17.16	$15.56	$22.21	$20.09
Investment Operations
Net Investment Income	.406	.431	.450	.607	.580
Capital Gain Distributions Received	.042	—	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	.350	2.023	1.632	(6.606)	2.100
Total from Investment Operations	.798	2.454	2.082	(5.999)	2.680
Distributions
Dividends from Net Investment Income	(.448)	(.394)	(.482)	(.627)	(.560)
Distributions from Realized Capital Gains	(.030)	—	—	(.024)	—
Total Distributions	(.478)	(.394)	(.482)	(.651)	(.560)
Net Asset Value, End of Period	$19.54	$19.22	$17.16	$15.56	$22.21

Total Return[1]	4.14%	14.50%	13.82%	-27.69%	13.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,098	$8,049	$7,626	$7,408	$11,272
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.19%	0.19%	0.23%	0.22%	0.23%
Ratio of Net Investment Income to
Average Net Assets	2.05%	2.37%	2.89%	2.98%	2.81%
Portfolio Turnover Rate	32%	17%	25%[2]	18%	7%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

36

LifeStrategy Moderate Growth Fund

Notes to Financial Statements

Vanguard LifeStrategy Moderate Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, bonds, and short-term reserves.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2008–2011), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the year ended October 31, 2011, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At October 31, 2011, 100% of the market value of the fund’s investments was based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

37

LifeStrategy Moderate Growth Fund

For tax purposes, at October 31, 2011, the fund had $37,630,000 of ordinary income available for distribution. Tax-basis amounts required to be distributed in December 2010 included short-term gain distributions received from Vanguard Total Bond Market II Index Fund in December 2010. Short-term capital gain distributions received are treated as ordinary income for tax purposes, and cannot be offset by capital losses. The fund had available capital loss carryforwards totaling $94,363,000 to offset future net capital gains of $81,603,000 through October 31, 2017, and $12,760,000 through October 31, 2018.

At October 31, 2011, the cost of investment securities for tax purposes was $6,725,286,000. Net unrealized appreciation of investment securities for tax purposes was $1,373,477,000, consisting of unrealized gains of $1,382,919,000 on securities that had risen in value since their purchase and $9,442,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended October 31, 2011, the fund purchased $2,676,704,000 of investment securities and sold $2,764,670,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Year Ended October 31,
	2011	2010
	Shares	Shares
	(000)	(000)
Issued	66,971	62,942
Issued in Lieu of Cash Distributions	10,087	9,670
Redeemed	(81,575)	(98,056)
Net Increase (Decrease) in Shares Outstanding	(4,517)	(25,444)

G. In preparing the financial statements as of October 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements. In November 2011, the fund redeemed its position in Vanguard Asset Allocation Fund and used the proceeds to purchase shares of Vanguard Total Stock Market Index Fund and Vanguard Total Bond Market II Index Fund.

38

LifeStrategy Growth Fund

Fund Profile
As of October 31, 2011

Total Fund Characteristics
Ticker Symbol	VASGX
30-Day SEC Yield	1.84%
Acquired Fund Fees and Expenses[1]	0.17%

Allocation to Underlying Vanguard Funds
Vanguard Total Stock Market Index Fund
Investor Shares	42.9%
Vanguard Total International Stock Index
Fund Investor Shares	24.8
Vanguard Asset Allocation Fund Investor
Shares	20.7
Vanguard Total Bond Market II Index Fund
Investor Shares	11.6

Total Fund Volatility Measures
		DJ
	Growth	U.S. Total
	Composite	Market
	Index	Index
R-Squared	1.00	0.98
Beta	1.06	0.86

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Fund Asset Allocation

1 This figure—drawn from the prospectus dated November 29, 2011—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the ”acquired” funds) in which the LifeStrategy Growth Fund invests. The LifeStrategy Growth Fund does not charge any expenses or fees of its own. For the fiscal year ended October 31, 2011, the annualized acquired fund fees and expenses were 0.20%.

39

LifeStrategy Growth Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2001, Through October 31, 2011
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended October 31, 2011
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
LifeStrategy Growth Fund	3.63%	0.71%	4.87%	$16,092
Dow Jones U.S. Total Stock Market
Index	7.67	0.90	4.82	16,011
Growth Composite Index	5.07	1.71	5.29	16,741
Growth Composite Average	3.39	1.20	4.61	15,690

Growth Composite Index: Weighted 65% Dow Jones U.S. Total Stock Market Index, 20% Barclays Capital U.S. Aggregate Bond Index, and 15% MSCI EAFE Index through April 22, 2005; 65% MSCI US Broad Market Index, 20% Barclays Capital U.S. Aggregate Bond Index through December 31, 2009, and Barclays Capital U.S. Aggregate Float Adjusted Index thereafter, and 15% MSCI EAFE Index through December 15, 2010; and 56% MSCI US Broad Market Index, 24% MSCI ACWI ex USA IMI Index, and 20% Barclays Capital U.S. Aggregate Float Adjusted Index thereafter. MSCI international benchmark returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

Growth Composite Average: Weighted 56% general equity funds average, 24% international funds average, and 20% fixed income funds average. Derived from data provided by Lipper Inc.

See Financial Highlights for dividend and capital gains information.

40

LifeStrategy Growth Fund

Fiscal-Year Total Returns (%): October 31, 2001, Through October 31, 2011

Average Annual Total Returns: Periods Ended September 30, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
LifeStrategy Growth Fund	9/30/1994	-1.82%	-0.36%	2.16%	2.10%	4.26%

41

LifeStrategy Growth Fund

Financial Statements

Statement of Net Assets
As of October 31, 2011

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market

	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (42.9%)
Vanguard Total Stock Market Index Fund Investor Shares	101,009,449	3,161,596

International Stock Fund (24.8%)
Vanguard Total International Stock Index Fund Investor Shares	128,169,703	1,825,137

Balanced Fund (20.7%)
Vanguard Asset Allocation Fund Investor Shares	63,585,062	1,528,585

Bond Fund (11.6%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	78,301,961	855,840
Total Investment Companies (Cost $6,181,632)		7,371,158
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.128% (Cost $1,750)	1,749,957	1,750
Total Investments (100.0%) (Cost $6,183,382)		7,372,908
Other Assets and Liabilities (0.0%)
Other Assets		5,906
Liabilities		(8,024)
		(2,118)
Net Assets (100%)
Applicable to 341,013,326 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		7,370,790
Net Asset Value Per Share		$21.61

42

LifeStrategy Growth Fund

At October 31, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	6,217,229
Undistributed Net Investment Income	24,394
Accumulated Net Realized Losses	(60,359)
Unrealized Appreciation (Depreciation)	1,189,526
Net Assets	7,370,790

See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

43

LifeStrategy Growth Fund

Statement of Operations

Year Ended
October 31, 2011
($000)
Investment Income
Income
Income Distributions Received	141,094
Net Investment Income—Note B	141,094
Realized Net Gain (Loss)
Capital Gain Distributions Received	6,052
Investment Securities Sold	7,303
Realized Net Gain (Loss)	13,355
Change in Unrealized Appreciation (Depreciation) of Investment Securities	114,922
Net Increase (Decrease) in Net Assets Resulting from Operations	269,371

See accompanying Notes, which are an integral part of the Financial Statements.

44

LifeStrategy Growth Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	141,094	147,564
Realized Net Gain (Loss)	13,355	107,354
Change in Unrealized Appreciation (Depreciation)	114,922	790,461
Net Increase (Decrease) in Net Assets Resulting from Operations	269,371	1,045,379
Distributions
Net Investment Income	(156,993)	(131,354)
Realized Capital Gain[1]	(3,164)	—
Total Distributions	(160,157)	(131,354)
Capital Share Transactions
Issued	1,075,113	944,850
Issued in Lieu of Cash Distributions	157,899	129,656
Redeemed	(1,402,052)	(1,178,832)
Net Increase (Decrease) from Capital Share Transactions	(169,040)	(104,326)
Total Increase (Decrease)	(59,826)	809,699
Net Assets
Beginning of Period	7,430,616	6,620,917
End of Period[2]	7,370,790	7,430,616

1 Includes fiscal 2011 short-term gain distributions totaling $3,164,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed net investment income of $24,394,000 and $40,293,000.

See accompanying Notes, which are an integral part of the Financial Statements.

45

LifeStrategy Growth Fund

Financial Highlights

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$21.28	$18.66	$16.86	$26.56	$23.32
Investment Operations
Net Investment Income	.401	.417	.423	.571	.540
Capital Gain Distributions Received	.018	—	—	—	—
Net Realized and Unrealized Gain (Loss)
on Investments	.364	2.573	1.818	(9.690)	3.220
Total from Investment Operations	.783	2.990	2.241	(9.119)	3.760
Distributions
Dividends from Net Investment Income	(.444)	(.370)	(.441)	(.581)	(.520)
Distributions from Realized Capital Gains	(.009)	—	—	—	—
Total Distributions	(.453)	(.370)	(.441)	(.581)	(.520)
Net Asset Value, End of Period	$21.61	$21.28	$18.66	$16.86	$26.56

Total Return[1]	3.63%	16.21%	13.74%	-34.98%	16.32%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,371	$7,431	$6,621	$6,267	$10,372
Ratio of Total Expenses to
Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.20%	0.20%	0.23%	0.21%	0.23%
Ratio of Net Investment Income to
Average Net Assets	1.79%	2.09%	2.57%	2.47%	2.15%
Portfolio Turnover Rate	22%	11%	12%[2]	10%	4%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

46

LifeStrategy Growth Fund

Notes to Financial Statements

Vanguard LifeStrategy Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. stocks, international stocks, bonds, and short-term reserves.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2008–2011), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the year ended October 31, 2011, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At October 31, 2011, 100% of the market value of the fund’s investments was based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

47

LifeStrategy Growth Fund

For tax purposes, at October 31, 2011, the fund had $24,470,000 of ordinary income available for distribution. Tax-basis amounts required to be distributed in December 2010 included short-term gain distributions received from Vanguard Total Bond Market II Index Fund in December 2010. Short-term capital gain distributions received are treated as ordinary income for tax purposes, and cannot be offset by capital losses. The fund had available capital loss carryforwards totaling $49,225,000 to offset future net capital gains through October 31, 2017.

At October 31, 2011, the cost of investment securities for tax purposes was $6,194,593,000. Net unrealized appreciation of investment securities for tax purposes was $1,178,315,000, consisting of unrealized gains of $1,189,526,000 on securities that had risen in value since their purchase and $11,211,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended October 31, 2011, the fund purchased $1,768,858,000 of investment securities and sold $1,928,472,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Year Ended October 31,
	2011	2010
	Shares	Shares
	(000)	(000)
Issued	48,291	47,488
Issued in Lieu of Cash Distributions	7,089	6,633
Redeemed	(63,607)	(59,624)
Net Increase (Decrease) in Shares Outstanding	(8,227)	(5,503)

G. In preparing the financial statements as of October 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements. In November 2011, the fund redeemed its position in Vanguard Asset Allocation Fund and used the proceeds to purchase shares of Vanguard Total Stock Market Index Fund and Vanguard Total Bond Market II Index Fund.

48

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard STAR Funds and the Shareholders of Vanguard LifeStrategy Income Fund, Vanguard LifeStrategy Conservative Growth Fund, Vanguard LifeStrategy Moderate Growth Fund and Vanguard LifeStrategy Growth Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard LifeStrategy Income Fund, Vanguard LifeStrategy Conservative Growth Fund, Vanguard LifeStrategy Moderate Growth Fund and Vanguard LifeStrategy Growth Fund (constituting four separate portfolios of Vanguard STAR Funds, hereafter referred to as the “Funds”) at October 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2011 by agreement to the underlying ownership records of the Vanguard funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

December 12, 2011

49

Special 2011 tax information (unaudited) for Vanguard LifeStrategy Funds

This information for the fiscal year ended October 31, 2011, is included pursuant to provisions of the Internal Revenue Code.

LifeStrategy Income Fund distributed $1,095,000 as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year.

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Qualified Dividend Income
Fund	($000)
LifeStrategy Income Fund	9,507
LifeStrategy Conservative Growth Fund	46,439
LifeStrategy Moderate Growth Fund	94,052
LifeStrategy Growth Fund	114,855

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Fund	Percentage
LifeStrategy Income Fund	9.4%
LifeStrategy Conservative Growth Fund	20.1
LifeStrategy Moderate Growth Fund	33.1
LifeStrategy Growth Fund	51.8

50

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income, using actual prior-year figures and estimates for 2011. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: LifeStrategy Funds
Periods Ended October 31, 2011
	One	Five	Ten
	Year	Years	Years
LifeStrategy Income Fund
Returns Before Taxes	3.77%	4.15%	4.76%
Returns After Taxes on Distributions	2.84	2.95	3.49
Returns After Taxes on Distributions and Sale of Fund Shares	2.51	2.87	3.35

	One	Five	Ten
	Year	Years	Years
LifeStrategy Conservative Growth Fund
Returns Before Taxes	3.74%	3.09%	4.87%
Returns After Taxes on Distributions	2.99	2.16	3.87
Returns After Taxes on Distributions and Sale of Fund Shares	2.56	2.15	3.65

	One	Five	Ten
	Year	Years	Years
LifeStrategy Moderate Growth Fund
Returns Before Taxes	4.14%	2.19%	5.09%
Returns After Taxes on Distributions	3.49	1.47	4.30
Returns After Taxes on Distributions and Sale of Fund Shares	2.91	1.54	4.01

51

Average Annual Total Returns: LifeStrategy Funds
Periods Ended October 31, 2011

	One	Five	Ten
	Year	Years	Years
LifeStrategy Growth Fund
Returns Before Taxes	3.63%	0.71%	4.87%
Returns After Taxes on Distributions	3.18	0.24	4.35
Returns After Taxes on Distributions and Sale of Fund Shares	2.66	0.46	4.02

52

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The LifeStrategy Funds have no direct expenses, but each fund bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for each LifeStrategy Fund.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

53

Six Months Ended October 31, 2011
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	4/30/2011	10/31/2011	Period
Based on Actual Fund Return
LifeStrategy Income Fund	$1,000.00	$998.69	$0.91
LifeStrategy Conservative Growth Fund	$1,000.00	$968.96	$0.94
LifeStrategy Moderate Growth Fund	$1,000.00	$944.89	$0.93
LifeStrategy Growth Fund	$1,000.00	$912.60	$0.96
Based on Hypothetical 5% Yearly Return
LifeStrategy Income Fund	$1,000.00	$1,024.30	$0.92
LifeStrategy Conservative Growth Fund	$1,000.00	$1,024.25	$0.97
LifeStrategy Moderate Growth Fund	$1,000.00	$1,024.25	$0.97
LifeStrategy Growth Fund	$1,000.00	$1,024.20	$1.02

The calculations are based on acquired fund fees and expenses charged by the underlying mutual funds in which the LifeStrategy Funds invest. The LifeStrategy Funds’ annualized expense figures for the period are (in order as listed from top to bottom above) 0.18%, 0.19%, 0.19%, and 0.20%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

54

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds; excluding inflation for inflation-protected securities), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds incur no direct expenses, but they do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

55

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001.[2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School (retired July 2011); Chief Investment
Officer and co-Managing Partner of HighVista	Heidi Stam
Strategies LLC (private investment firm); Director of	Born 1956. Secretary Since July 2005. Principal
Rand Merchant Bank; Overseer of the Museum of	Occupation(s) During the Past Five Years: Managing
Fine Arts Boston.	Director of The Vanguard Group, Inc., since 2006;
General Counsel of The Vanguard Group since 2005;
Alfred M. Rankin, Jr.	Secretary of The Vanguard Group and of each of the
Born 1941. Trustee Since January 1993. Principal	investment companies served by The Vanguard Group
Occupation(s) During the Past Five Years: Chairman,	since 2005; Director and Senior Vice President of
President, and Chief Executive Officer of NACCO	Vanguard Marketing Corporation since 2005;
Industries, Inc. (forklift trucks/housewares/lignite);	Principal of The Vanguard Group (1997–2006).
Director of Goodrich Corporation (industrial products/
aircraft systems and services) and the National
Association of Manufacturers; Chairman of the	Vanguard Senior Management Team
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of	R. Gregory Barton	Chris D. McIsaac
the Board of The Cleveland Museum of Art.	Mortimer J. Buckley	Michael S. Miller
	Kathleen C. Gubanich	James M. Norris
Peter F. Volanakis	Paul A. Heller	Glenn W. Reed
Born 1955. Trustee Since July 2009. Principal	Martha G. King	George U. Sauter
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director of	Chairman Emeritus and Senior Advisor
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of	John J. Brennan
Business Administration at Dartmouth College.	Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Executive Officers
Founder
Glenn Booraem
Born 1967. Controller Since July 2010. Principal	John C. Bogle
Occupation(s) During the Past Five Years: Principal	Chairman and Chief Executive Officer, 1974–1996
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q880 122011

Annual Report | October 31, 2011

Vanguard Total International
Stock Index Fund

> Investor Shares of Vanguard Total International Stock Index Fund returned –6.54% for the fiscal year ended October 31, 2011, trailing the –5.71% average return of competing international funds.

> Concerns over Europe’s ongoing sovereign-debt crisis and worries about slowing growth in emerging markets weighed heavily on international stocks during the period.

> The fund and its index posted negative results for all regions.

Contents
Your Fund’s Total Returns	1
Chairman’s Letter	2
Fund Profile	8
Performance Summary	10
Financial Statements	13
Your Fund’s After-Tax Returns	35
About Your Fund’s Expenses	36
Glossary	38

Total International Stock Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2011
	Ticker	Total
	Symbol	Returns
Vanguard Total International Stock Index Fund
Investor Shares	VGTSX	–6.54%
Admiral™ Shares (Inception: 11/29/2010)	VTIAX	–3.23
Signal® Shares (Inception: 11/30/2010)	VTSGX	–2.16
Institutional Shares (Inception: 11/29/2010)	VTSNX	–3.18
Institutional Plus Shares (Inception: 11/30/2010)	VTPSX	–2.08
ETF Shares (Inception: 1/26/2011)	VXUS
Market Price		–11.13
Net Asset Value		–11.34
Spliced Total International Stock Index		–5.33
International Funds Average		–5.71

Spliced Total International Stock Index: Consists of the Total International Composite Index through August 31, 2006; the MSCI EAFE + Emerging Markets Index through December 15, 2010; and the MSCI ACWI ex USA IMI Index thereafter. Returns for the MSCI indexes are adjusted for withholding taxes applicable to Luxembourg holding companies.

International Funds Average: Derived from data provided by Lipper Inc.

Benchmark returns are calculated from the start of the reporting period or from the earliest share-class inception date.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Signal Shares, Institutional Shares, and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares’ market price was above or below the NAV.

Your Fund’s Performance at a Glance
October 31, 2010, Through October 31, 2011
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Total International Stock Index Fund
Investor Shares	$15.48	$14.24	$0.249	$0.000
Admiral Shares (Inception: 11/29/2010)	25.00	23.81	0.417	0.000
Signal Shares (Inception: 11/30/2010)	29.66	28.57	0.501	0.000
Institutional Shares (Inception: 11/29/2010)	100.00	95.29	1.673	0.000
Institutional Plus Shares (Inception: 11/30/2010)	98.88	95.31	1.674	0.000
ETF Shares (Inception: 1/26/2011)	50.00	44.33	0.000	0.000

1

Chairman’s Letter

Dear Shareholder,

Despite political turmoil, sovereign-debt concerns, and natural disasters, international markets produced solid results during the first half of the fiscal year ended October 31, 2011. However, things changed dramatically in the second half, as Europe’s ongoing debt struggles intensified and international stocks retreated. Signs of slowing growth in emerging markets, especially China, also raised concerns among investors.

In this environment, the Investor Shares of Vanguard Total International Stock Index Fund returned –6.54% for the fiscal year, lagging the 5.71% average return for peer international funds. Although the fund successfully tracked its target index in the period, temporary price differences arising from fair-value pricing policies required by the Securities and Exchange Commission made it appear at year-end that the fund and index returns diverged somewhat. (Please see the box on page 6 for more information on fair-value pricing.)

As you may know, we’ve launched five additional low-cost share classes for the fund. This letter focuses on the performance of the Investor Shares, the only class in operation for the full fiscal year. You can see results since inception for the other share classes in the tables on page 1.

2

If you own the fund in a taxable account, you may wish to review the table of after-tax returns that appears later in this report.

International markets were rocked by Europe’s debt crisis
By now, the sources of volatility in the global stock market are familiar: sovereign-debt dramas in Europe, policymaking strife in the United States, and an economic expansion that has failed to gather enough momentum to bring down high levels of unemployment.

International markets were hit hard during the period, growing more volatile during the last few months as the European debt crisis intensified. Stock prices retreated in many European countries as investors grew anxious that Greece’s debt issues had spread to other parts of the region. Prices also fell in the Pacific region’s developed economies and emerging markets, where growth has moderated. International stock markets returned a combined –4.66% for the 12 months.

While U.S. stocks fared much better than their international counterparts, gains were shadowed by anxiety during the volatile period. This turbulence was so pronounced, in fact, that a one-month change in the start date would have yielded a very different perspective on performance. For the 12 months through October 31, the broad U.S. stock market returned 7.67%. For the 12 months ended September 30, however, the return was a mere 0.31%.

Market Barometer
		Average Annual Total Returns
		Periods Ended October 31, 2011
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	8.01%	12.22%	0.54%
Russell 2000 Index (Small-caps)	6.71	12.87	0.68
Dow Jones U.S. Total Stock Market Index	7.67	12.58	0.90
MSCI All Country World Index ex USA (International)	–4.66	12.92	–0.37

Bonds
Barclays Capital U.S. Aggregate Bond Index
(Broad taxable market)	5.00%	8.87%	6.41%
Barclays Capital Municipal Bond Index
(Broad tax-exempt market)	3.78	8.31	4.80
Citigroup 3-Month Treasury Bill Index	0.10	0.15	1.53

CPI
Consumer Price Index	3.53%	1.49%	2.33%

3

Unsteady yields reflected fast-changing sentiment
Bonds produced strong returns, though as in the stock market, investor sentiment was volatile. The yield of the 10-year U.S. Treasury note, a benchmark for longer-term interest rates, began the 12 months at 2.61%, drifted higher as the economic expansion seemed to gather steam, then fluttered lower to close the period at 2.17%. The decline in Treasury yields (and rise in prices) was driven by Europe’s sovereign-debt dramas, underwhelming economic reports, and a flight to safety that was prompted, paradoxically, by a rating agency’s decision to downgrade the U.S. government debt. Vanguard’s confidence in the full faith and credit of the U.S. Treasury remains unshaken.

Taxable investment-grade bonds returned 5.00% for the full 12 months. It’s important to note, of course, that as yields decline, the opportunity for similarly strong returns diminishes. The broad municipal market returned 3.78%. The returns on money market instruments hovered near 0%, consistent with the Federal Reserve Board’s target for short-term interest rates.

Declines occurred worldwide, but some markets did well
Vanguard Total International Stock Index Fund offers investors broad exposure to equities in both developed and emerging markets abroad. During the 12 months covered in this report, stocks suffered declines in many of the countries represented in the fund.

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	Admiral	Signal	Institutional	Institutional	ETF	Peer Group
	Shares	Shares	Shares	Shares	Plus Shares	Shares	Average
Total International Stock
Index Fund	0.26%	0.20%	0.20%	0.15%	0.12%	0.20%	1.42%

The fund expense ratios shown are from the prospectus dated September 27, 2011, for Investor and Admiral Shares and the prospectus dated February 28, 2011, for Signal, Institutional, Institutional Plus, and ETF Shares. They represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2011, the fund’s expense ratios were 0.22% for Investor Shares, 0.18% for Admiral Shares, 0.18% for Signal Shares, 0.13% for Institutional Shares, 0.10% for Institutional Plus Shares, and 0.18% for ETF Shares. For all except the Investor Shares, these expense ratios are annualized for the periods from inception through the fiscal year-end. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2010.

Peer group: International Funds.

4

Holdings in Europe, the index’s largest weighting, subtracted the most from overall return. As I mentioned earlier, the Eurozone’s debt crisis was at the forefront of investors’ minds. Concerns over Greece’s struggles to pay down its debts affected other countries in the region, including France, Germany, Italy, and Spain. Financial stocks in many of these countries were among the hardest hit during the second half of the period. In some ways, the mood was reminiscent of the financial crisis of 2008, with investors anxious about what might be lurking on the balance sheets of major financial institutions.

A handful of countries in Europe did manage to rise above the ongoing debt drama. The United Kingdom (the region’s largest market), Norway, and Ireland each posted modest gains for the period.

Emerging market stocks, which have delivered outsized returns in recent years, took a toll on the fund’s performance. Some of the biggest of these markets, including China, Brazil, and India, suffered as investors grew concerned that the countries’ rapid economic expansions were losing steam.

Total Returns
Ten Years Ended October 31, 2011
Average
Annual Return
Total International Stock Index Fund Investor Shares	6.98%
Spliced Total International Stock Index	7.18
International Funds Average	5.24

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

5

A note on fair-value pricing
The reported return of a fund that
tracks an index sometimes may
diverge from the index’s return a bit
more than would be expected. This
may be the result of a fair-value
pricing adjustment.

These adjustments, which are
required by the Securities and
Exchange Commission, address
pricing discrepancies that may arise
because of time-zone differences
among global stock markets. Foreign
stocks may trade on exchanges that
close many hours before a fund’s
closing share price is calculated in
the United States, generally at 4 p.m.,
Eastern time. In the hours between
the foreign close and the U.S. close,
the value of these foreign securities
may change—because of company-
specific announcements or market-
wide developments, for example.
Such price changes are not immedi-
ately reflected in international
index values.

Fair-value pricing takes such changes
into account in calculating the fund’s
daily net asset value, thus ensuring
that the NAV doesn’t include “stale”
prices. The result can be a temporary
divergence between the return of
the fund and that of its benchmark
index—a difference that usually
corrects itself when the foreign
markets reopen.

The Pacific region also declined. Solid gains in Australia, however, helped the fund’s performance.

The fund’s holdings in Canada and Israel (its only Middle Eastern market) also weakened during the period.

International stocks have produced solid long-term results
Despite disappointing returns for the most recent fiscal year, international stocks’ long-term performance is solid. For the ten years ended October 31, 2011, Investor Shares of Vanguard Total International Stock Index Fund—a good representative of world markets outside the United States—returned an average of 6.98% annually. The fund outpaced both its peer-group average of 5.24% and the broad U.S. stock market, which returned 4.82% a year on average.

The fund also met its primary objective of closely tracking its target index over the decade, thanks to the skills of its advisor, Vanguard Quantitative Equity Group.

International stocks can help to diversify your equity portfolio
The recent spike in volatility has, without a doubt, been frustrating to investors in the international markets. But it’s important to remember that while international equities may have disappointed in the past year, it wasn’t long ago that they were outperforming domestic stocks.

6

Because domestic and international markets don’t necessarily move in lockstep with each other, Vanguard believes it’s wise to have exposure to both. During difficult times in the U.S. market, international stocks may provide some buffering against potential losses, and vice versa.

Of course, there are times when both domestic and international stocks will decline, which is why it’s important to hold other asset classes as well. We think a well-balanced portfolio should include a mix of domestic and international stock funds, bond funds, and money market funds that’s suitable for your long-term goals and risk tolerance.

With its broad, diversified international exposure and low costs, Vanguard Total International Stock Index Fund can play an important role in such a well-balanced portfolio.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
November 10, 2011

7

Total International Stock Index Fund

Fund Profile
As of October 31, 2011

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	6,582	1,861	6,455
Median Market Cap	$21.6B	$21.5B	$27.3B
Price/Earnings Ratio	12.0x	11.9x	11.6x
Price/Book Ratio	1.4x	1.4x	1.4x
Return on Equity	17.2%	17.1%	17.8%
Earnings Growth Rate	2.7%	2.7%	2.5%
Dividend Yield	3.3%	3.4%	3.4%
Turnover Rate	3%	—	—
Expense Ratio[3]		—	—
Investor Shares	0.26%
Admiral Shares	0.20%
Signal Shares	0.20%
Institutional Shares	0.15%
Institutional
Plus Shares	0.12%
ETF Shares	0.20%
Short-Term Reserves	–0.1%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	10.0%	10.0%	9.1%
Consumer Staples	9.3	9.3	9.6
Energy	11.0	11.0	11.5
Financials	22.9	22.7	23.5
Health Care	6.5	6.5	6.7
Industrials	11.5	11.6	10.4
Information Technology	6.7	6.8	6.4
Materials	12.5	12.5	12.3
Telecommunication
Services	5.7	5.7	6.4
Utilities	3.9	3.9	4.1

Volatility Measures
	Fund Versus	Fund Versus
	Spliced Index[4]	Broad Index [2]
R-Squared	0.99	0.99
Beta	1.06	1.06

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Royal Dutch Shell plc	Integrated Oil & Gas	1.3%
Nestle SA	Packaged Foods
	& Meats	1.2
BHP Billiton	Diversified Metals
	& Mining	1.2
HSBC Holdings plc	Diversified Banks	0.9
Vodafone Group	Wireless
	Telecommunication
	Services	0.9
BP plc	Integrated Oil
	& Gas	0.8
Novartis AG	Pharmaceuticals	0.8
GlaxoSmithKline plc	Pharmaceuticals	0.7
Roche Holding AG	Pharmaceuticals	0.7
Total SA	Integrated Oil
	& Gas	0.7
Top Ten		9.2%

The holdings listed exclude any temporary cash investments and equity index products.

1 MSCI ACWI ex USA IMI Index
2 MSCI AC World Index ex USA
3 The expense ratios shown are from the prospectus dated September 27, 2011, for Investor and Admiral Shares and the prospectus dated
February 28, 2011, for Signal, Institutional, Institutional Plus, and ETF Shares. They represent estimated costs for the current fiscal year.
For the fiscal year ended October 31, 2011, the expense ratios were 0.22% for Investor Shares, 0.18% for Admiral Shares, 0.18% for Signal
Shares, 0.13% for Institutional Shares, 0.10% for Institutional Plus Shares, and 0.18% for ETF Shares. For all except the Investor Shares, these expense ratios are annualized for the periods from inception through the fiscal year-end.
4 Spliced Total International Stock Index: Consists of the Total International Composite Index through August 31, 2006; the MSCI EAFE +
Emerging Markets Index through December 15, 2010; and the MSCI ACWI ex USA IMI Index thereafter. Returns for the MSCI indexes are adjusted for withholding taxes applicable to Luxembourg holding companies.

8

Total International Stock Index Fund

Market Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Europe
United Kingdom	15.4%	15.2%	14.8%
France	6.0	6.0	7.0
Switzerland	5.5	5.5	5.6
Germany	5.4	5.4	5.5
Spain	2.2	2.2	2.5
Sweden	2.1	2.1	2.1
Italy	1.7	1.7	1.8
Netherlands	1.7	1.7	1.6
Other	3.5	3.5	3.4
Subtotal	43.5%	43.3%	44.3%
Pacific
Japan	14.9%	14.9%	13.6%
Australia	6.2	6.2	6.1
Hong Kong	1.9	1.9	2.4
Singapore	1.2	1.2	1.2
Other	0.1	0.1	0.1
Subtotal	24.3%	24.3%	23.4%
Emerging Markets
China	3.9%	4.0%	4.1%
South Korea	3.5	3.6	3.9
Brazil	3.3	3.3	3.9
Taiwan	2.7	2.7	2.6
South Africa	1.8	1.8	2.0
India	1.8	1.8	2.1
Russia	1.4	1.4	1.3
Mexico	1.0	1.0	1.2
Other	3.7	3.8	3.7
Subtotal	23.1%	23.4%	24.8%
Middle East	0.5%	0.5%	0.5%
North America
Canada	8.6%	8.5%	7.0%

Allocation by Region (% of portfolio)

1 MSCI ACWI ex USA IMI Index
2 MSCI AC World Index ex USA

9

Total International Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2001–October 31, 2011
Initial Investment of $10,000

		Average Annual Total Returns		Final Value
		Periods Ended October 31, 2011		of a $10,000
	One Year	Five Years	Ten Years	Investment
Total International Stock Index Fund
Investor Shares	–6.54%	–1.06%	6.98%	$19,631
MSCI All Country World Index ex USA	–4.25	0.08	8.05	21,698
Spliced Total International Stock Index[1]	–5.33	–0.78	7.18	20,009
International Funds Average[2]	–5.71	–2.20	5.24	16,662

	Total Returns
	Periods ended October 31, 2011
	Since	Final Value
	Inception	of a $10,000
	(11/29/2010)	Investment
Total International Stock Index Fund Admiral Shares	–3.23%	$9,677
MSCI All Country World Index ex USA	–1.50	9,850
Spliced Total International Stock Index[1]	–2.18	9,782

1 Spliced Total International Stock Index: Consists of the Total International Composite Index through August 31, 2006; the MSCI EAFE + Emerging Markets Index through December 15, 2010; and the MSCI ACWI ex USA IMI Index thereafter. Returns for the MSCI indexes are adjusted for withholding taxes applicable to Luxembourg holding companies.
2 International Funds Average: Derived from data provided by Lipper Inc.
Vanguard fund returns do not reflect the 2% fee on redemptions of shares held for less than two months. The fee does not apply to ETF Shares.
See Financial Highlights for dividend and capital gains information.

10

Total International Stock Index Fund

	Total Returns
	Periods ended October 31, 2011
	Since	Final Value
	Inception	of a $10,000
	(11/30/2010)	Investment
Total International Stock Index Fund Signal Shares	–2.16%	$9,784
MSCI All Country World Index ex USA	–0.43	9,957
Spliced Total International Stock Index[1]	–1.11	9,889

	Since	Final Value of a
	Inception	$5,000,000
	(11/29/2010)	Investment
Total International Stock Index Fund Institutional Shares	–3.18%	$4,841,152
MSCI All Country World Index ex USA	–1.50	4,924,867
Spliced Total International Stock Index[1]	–2.18	4,890,899

	Since	Final Value of a
	Inception	$100,000,000
	(11/30/2010)	Investment
Total International Stock Index Fund Institutional Plus Shares	–2.08%	$97,921,407
MSCI All Country World Index ex USA	–0.43	99,572,711
Spliced Total International Stock Index[1]	–1.11	98,885,941

	Since	Final Value
	Inception	of a $10,000
	(1/26/2011)	Investment
Total International Stock Index Fund ETF Shares Net Asset Value	–11.34%	$8,866
Total International Stock Index Fund ETF Shares Market Price	–11.13	8,887
MSCI All Country World Index ex USA	–9.65	9,035
MSCI ACWI ex USA IMI Index	–10.20	8,980

Cumulative Returns of ETF Shares: January 26, 2011–October 31, 2011
Since
Inception
(1/26/2011)
Total International Stock Index Fund ETF Shares Market Price	–11.13%
Total International Stock Index Fund ETF Shares Net Asset Value	–11.34
MSCI ACWI ex USA IMI Index	–10.20

1 Spliced Total International Stock Index: Consists of the Total International Composite Index through August 31, 2006; the MSCI EAFE + Emerging Markets Index through December 15, 2010; and the MSCI ACWI ex USA IMI Index thereafter. Returns for the MSCI indexes are adjusted for withholding taxes applicable to Luxembourg holding companies.

Vanguard fund returns do not reflect the 2% fee on redemptions of shares held for less than two months. The fee does not apply to ETF Shares.

11

Total International Stock Index Fund

Fiscal-Year Total Returns (%): October 31, 2001–October 31, 2011

Average Annual Total Returns: Periods Ended September 30, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Investor Shares	4/29/1996	–12.19%	–2.21%	6.24%
Admiral Shares	11/29/2010			–12.13[2]
Signal Shares	11/30/2010			–11.17[2]
Institutional Shares	11/29/2010			–12.11[2]
Institutional Plus Shares	11/30/2010			–11.12[2]
ETF Shares	1/26/2011
Market Price				–19.66[2]
Net Asset Value				–19.52[2]

1 Spliced Total International Stock Index: Consists of the Total International Composite Index through August 31, 2006; the MSCI EAFE + Emerging Markets Index through December 15, 2010; and the MSCI ACWI ex USA IMI Index thereafter. Returns for the MSCI indexes are adjusted for withholding taxes applicable to Luxembourg holding companies.
2 Return since inception.
Vanguard fund returns do not reflect the 2% fee on redemptions of shares held for less than two months. The fee does not apply to
ETF Shares.

12

Total International Stock Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of October 31, 2011

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Argentina †		—	0.0%

Australia
BHP Billiton Ltd.	11,002,200	430,680	0.8%
Commonwealth Bank of Australia	5,339,699	274,303	0.5%
Westpac Banking Corp.	10,310,928	239,280	0.4%
Australia & New Zealand Banking Group Ltd.	8,898,976	201,086	0.4%
National Australia Bank Ltd.	7,436,490	198,626	0.3%
1 Australia—Other †		2,184,949	3.8%
		3,528,924	6.2%

Austria †		138,770	0.2%

Belgium †		385,741	0.7%

Brazil †		1,913,503	3.3%

Canada
Royal Bank of Canada	4,889,900	238,522	0.4%
Toronto-Dominion Bank	3,036,050	229,147	0.4%
Bank of Nova Scotia	3,692,141	194,581	0.4%
Suncor Energy Inc.	5,380,790	171,397	0.3%
Barrick Gold Corp.	3,421,180	168,905	0.3%
Canada—Other †		3,904,439	6.8%
		4,906,991	8.6%

Chile †		224,173	0.4%

China
China Mobile Ltd.	20,625,000	196,027	0.4%
Industrial & Commercial Bank of China	208,169,760	129,994	0.2%

13

Total International Stock Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
China Construction Bank Corp.	164,731,340	121,034	0.2%
CNOOC Ltd.	61,239,000	115,764	0.2%
PetroChina Co. Ltd.	72,316,000	93,880	0.2%
Bank of China Ltd.	228,941,306	81,482	0.2%
China Life Insurance Co. Ltd.	25,533,000	66,013	0.1%
China Petroleum & Chemical Corp.	57,466,000	54,347	0.1%
China Shenhua Energy Co. Ltd.	11,669,500	53,386	0.1%
China Unicom Hong Kong Ltd.	20,163,694	40,541	0.1%
China Telecom Corp. Ltd.	47,562,000	29,365	0.1%
Agricultural Bank of China Ltd.	63,060,870	28,303	0.1%
^ China Overseas Land & Investment Ltd.	14,065,680	26,027	0.1%
China Coal Energy Co. Ltd.	14,162,000	17,639	0.1%
Yanzhou Coal Mining Co. Ltd.	6,738,000	16,679	0.1%
Dongfeng Motor Group Co. Ltd.	9,292,000	15,157	0.0%
China Resources Enterprise Ltd.	4,100,000	14,973	0.0%
China Citic Bank Corp. Ltd.	25,459,446	13,678	0.0%
China Merchants Holdings International Co. Ltd.	3,820,000	11,787	0.0%
China Communications Construction Co. Ltd.	15,192,000	11,459	0.0%
Kunlun Energy Co. Ltd.	7,694,000	10,778	0.0%
China Resources Power Holdings Co. Ltd.	5,681,600	10,091	0.0%
China Resources Land Ltd.	6,548,000	9,584	0.0%
China Oilfield Services Ltd.	5,246,000	8,738	0.0%
Citic Pacific Ltd.	4,343,000	7,849	0.0%
Sinopharm Group Co. Ltd.	2,743,200	7,467	0.0%
Shanghai Industrial Holdings Ltd.	1,870,000	6,122	0.0%
China Longyuan Power Group Corp.	7,084,000	5,883	0.0%
* China Taiping Insurance Holdings Co. Ltd.	2,651,800	5,751	0.0%
Air China Ltd.	7,054,000	5,481	0.0%
China Resources Cement Holdings Ltd.	6,735,845	5,345	0.0%
Guangdong Investment Ltd.	8,448,000	5,086	0.0%
^ China COSCO Holdings Co. Ltd.	8,679,500	4,527	0.0%
China Railway Group Ltd.	13,426,000	4,458	0.0%
China Agri-Industries Holdings Ltd.	5,555,000	4,428	0.0%
Shanghai Electric Group Co. Ltd.	9,720,000	4,277	0.0%
^ CSR Corp. Ltd.	6,835,000	4,045	0.0%
China Railway Construction Corp. Ltd.	6,764,300	4,031	0.0%
China State Construction International Holdings Ltd.	4,830,000	3,720	0.0%
Zhuzhou CSR Times Electric Co. Ltd.	1,540,000	3,606	0.0%
^ Poly Hong Kong Investments Ltd.	7,059,000	3,541	0.0%
* China Southern Airlines Co. Ltd.	6,224,000	3,473	0.0%
Zhejiang Expressway Co. Ltd.	4,940,000	3,249	0.0%
China Communications Services Corp. Ltd.	7,034,000	3,244	0.0%
Sinopec Shanghai Petrochemical Co. Ltd.	7,892,000	2,898	0.0%
AviChina Industry & Technology Co. Ltd.	6,372,000	2,790	0.0%
Franshion Properties China Ltd.	12,126,000	2,491	0.0%
Sinofert Holdings Ltd.	7,280,000	2,389	0.0%
^ Angang Steel Co. Ltd.	3,906,000	2,383	0.0%
Harbin Electric Co. Ltd.	2,356,000	2,374	0.0%
^ Metallurgical Corp. of China Ltd.	9,720,000	2,109	0.0%
^ Maanshan Iron & Steel	6,360,000	1,894	0.0%
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd.
Class B	1,539,900	1,851	0.0%
China Travel International Inv HK	9,184,000	1,387	0.0%
China Power International Development Ltd.	5,937,000	1,256	0.0%
* Citic Resources Holdings Ltd.	8,842,600	1,250	0.0%

14

Total International Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Sinotrans Shipping Ltd.	4,577,000	1,142	0.0%
	Sinotrans Ltd.	5,536,000	1,142	0.0%
	Cosco International Holdings Ltd.	2,236,000	955	0.0%
	Hangzhou Steam Turbine Co. Class B	769,730	908	0.0%
	Tianjin Port Development Holdings Ltd.	6,136,000	880	0.0%
*	Tianjin Development Hldgs Ltd.	1,748,000	816	0.0%
	China Resources Microelectronics Ltd.	12,215,000	747	0.0%
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	668,692	746	0.0%
	Shanghai Diesel Engine Co. Ltd. Class B	786,700	666	0.0%
	Kingway Brewery Holdings Ltd.	2,494,000	629	0.0%
	Sinopec Kantons Holdings Ltd.	1,102,000	554	0.0%
	Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	761,560	537	0.0%
*,^	CITIC Dameng Holdings Ltd.	2,660,000	465	0.0%
	Minmetals Land Ltd.	3,484,000	433	0.0%
	Shanghai Baosight Software Co. Ltd. Class B	361,290	409	0.0%
	CPMC Holdings Ltd.	711,000	315	0.0%
	Zhengzhou China Resources Gas Co. Ltd.	150,000	311	0.0%
*	Catic Shenzhen Holdings Ltd.	706,000	298	0.0%
^	Tianjin Capital Environmental Protection Group Co. Ltd.	968,000	270	0.0%
	Overseas Chinese Town Asia Holdings Ltd.	682,000	227	0.0%
*	CNNC International Ltd.	356,000	102	0.0%
1	China—Other †		931,811	1.6%
			2,241,744	3.9%

Colombia †			42,784	0.1%

Czech Republic †			47,973	0.1%

Denmark
	Novo Nordisk A/S Class B	1,459,572	154,958	0.3%
	Denmark—Other †		245,785	0.4%
			400,743	0.7%

Egypt †			21,290	0.0%

Exchange-Traded Fund
2	Vanguard MSCI Emerging Markets ETF	600,000	24,894	0.0%

Finland †			388,264	0.7%

France
	Total SA	7,285,177	380,120	0.6%
	Sanofi	3,826,661	273,756	0.5%
	France—Other †		2,743,863	4.8%
			3,397,739	5.9%
Germany
	Siemens AG	2,823,911	296,005	0.5%
	BASF SE	3,152,358	230,109	0.4%
	SAP AG	3,157,856	190,949	0.4%
	Bayer AG	2,838,071	180,819	0.3%
	Allianz SE	1,557,820	173,326	0.3%
	Daimler AG	3,100,473	157,470	0.3%
	Germany—Other †		1,837,661	3.2%
			3,066,339	5.4%

15

Total International Stock Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Greece †		68,642	0.1%

Hong Kong
BOC Hong Kong Holdings Ltd.	12,695,000	30,188	0.1%
Dah Chong Hong Holdings Ltd.	2,804,000	3,405	0.0%
Citic Telecom International Holdings Ltd.	3,575,000	793	0.0%
1 Hong Kong—Other †		1,062,542	1.8%
		1,096,928	1.9%

Hungary †		37,177	0.1%

India †		1,008,586	1.8%

Indonesia †		393,904	0.7%

Ireland †		139,369	0.2%

Israel
Osem Investments Ltd.	121,153	1,679	0.0%
Israel—Other †		271,040	0.5%
		272,719	0.5%
Italy
ENI SPA	8,250,146	182,361	0.3%
Italy—Other †		766,165	1.4%
		948,526	1.7%
Japan
Toyota Motor Corp.	9,450,100	313,751	0.6%
Mitsubishi UFJ Financial Group Inc.	43,631,899	189,622	0.3%
Canon Inc.	3,883,955	176,323	0.3%
Honda Motor Co. Ltd.	5,585,287	167,021	0.3%
Japan—Other †		7,618,667	13.3%
		8,465,384	14.8%

Malaysia †		466,348	0.8%

Mexico
America Movil SAB de CV	141,227,140	179,514	0.3%
Mexico—Other †		401,783	0.7%
		581,297	1.0%

Morocco †		3,286	0.0%

Netherlands
Unilever NV	5,590,991	193,021	0.4%
Netherlands—Other †		754,980	1.3%
		948,001	1.7%

New Zealand †		70,204	0.1%

Norway †		425,678	0.7%

Peru †		71,808	0.1%

Philippines †		94,149	0.2%

16

Total International Stock Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Poland †		200,721	0.3%

Portugal †		94,680	0.2%

Russia †		791,627	1.4%

Singapore
^ Cosco Corp. Singapore Ltd.	3,395,000	2,717	0.0%
^ GMG Global Ltd.	4,155,000	770	0.0%
1 Singapore—Other †		709,699	1.2%
		713,186	1.2%

South Africa †		1,010,258	1.8%

South Korea
Samsung Electronics Co. Ltd.	311,058	267,778	0.4%
Hankook Shell Oil Co. Ltd.	1,849	347	0.0%
1 South Korea—Other †		1,759,478	3.1%
		2,027,603	3.5%
Spain
Telefonica SA	14,097,338	299,591	0.5%
Banco Santander SA	28,968,078	245,182	0.4%
Spain—Other †		712,182	1.3%
		1,256,955	2.2%

Sweden †		1,216,218	2.1%

Switzerland
Nestle SA	11,892,373	687,827	1.2%
Novartis AG	8,009,857	451,238	0.8%
Roche Holding AG	2,411,335	395,626	0.7%
* UBS AG	12,490,736	157,861	0.3%
1 Switzerland—Other †		1,430,917	2.5%
		3,123,469	5.5%
Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd.	65,381,063	159,326	0.3%
Taiwan—Other †		1,411,589	2.4%
		1,570,915	2.7%

Thailand †		261,371	0.5%

Turkey †		191,002	0.3%

United Kingdom
HSBC Holdings plc	61,040,741	532,607	0.9%
Vodafone Group plc	175,660,137	487,760	0.9%
BP plc	64,656,752	475,805	0.8%
GlaxoSmithKline plc	17,676,237	396,702	0.7%
Royal Dutch Shell plc Class B	9,235,607	331,361	0.6%
Royal Dutch Shell plc Class A	9,056,690	320,835	0.6%
British American Tobacco plc	6,810,274	312,258	0.5%
Rio Tinto plc	4,884,134	264,230	0.5%

17

Total International Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
BG Group plc		11,611,123	251,779	0.4%
BHP Billiton plc		7,325,687	230,686	0.4%
AstraZeneca plc		4,724,007	226,799	0.4%
Standard Chartered plc		8,144,736	190,055	0.3%
Tesco plc		27,574,185	177,785	0.3%
Diageo plc		8,576,873	177,508	0.3%
Anglo American plc		4,530,898	166,107	0.3%
Royal Dutch Shell plc Class A (Amsterdam Shares)		3,259,765	115,590	0.2%
United Kingdom—Other †			4,070,093	7.1%
			8,727,960	15.2%
Total Common Stocks (Cost $58,532,205)			57,007,843	99.5%[3]

	Coupon
Temporary Cash Investments
Money Market Fund
[4,5] Vanguard Market Liquidity Fund	0.128%	573,236,810	573,237	1.0%

6U.S. Government and Agency Obligations †			44,597	0.1%
Total Temporary Cash Investments (Cost $617,835)			617,834	1.1%[3]
Total Investments (Cost $59,150,040)			57,625,677	100.6%
Other Assets and Liabilities
Other Assets			380,636	0.6%
Liabilities[4]			(704,570)	(1.2%)
			(323,934)	(0.6%)
Net Assets			57,301,743	100.0%

At October 31, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	59,303,510
Undistributed Net Investment Income	1,367,401
Accumulated Net Realized Losses	(1,868,084)
Unrealized Appreciation (Depreciation)
Investment Securities	(1,524,363)
Futures Contracts	19,569
Forward Currency Contracts	4,173
Foreign Currencies	(463)
Net Assets	57,301,743

18

Total International Stock Index Fund

Amount
($000)
Investor Shares—Net Assets
Applicable to 2,171,472,002 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	30,912,173
Net Asset Value Per Share—Investor Shares	$14.24

Admiral Shares—Net Assets
Applicable to 553,905,633 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	13,190,136
Net Asset Value Per Share—Admiral Shares	$23.81

Signal Shares—Net Assets
Applicable to 70,402,388 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,011,736
Net Asset Value Per Share—Signal Shares	$28.57

Institutional Shares—Net Assets
Applicable to 39,748,056 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,787,675
Net Asset Value Per Share—Institutional Shares	$95.29

Institutional Plus Shares—Net Assets
Applicable to 73,079,058 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	6,965,420
Net Asset Value Per Share—Institutional Plus Shares	$95.31

ETF Shares—Net Assets
Applicable to 9,802,829 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	434,603
Net Asset Value Per Share—ETF Shares	$44.33

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $409,777,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2011, the aggregate value of these securities was $126,967,000, representing 0.2% of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 0.7%, respectively, of net assets.
4 Includes $452,785,000 of collateral received for securities on loan.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Securities with a value of $28,218,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

19

Total International Stock Index Fund

Statement of Operations

Year Ended
October 31, 2011
($000)
Investment Income
Income
Dividends[1]	1,669,167
Interest[2]	555
Security Lending	52,799
Total Income	1,722,521
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,008
Management and Administrative—Investor Shares	56,567
Management and Administrative—Admiral Shares	13,142
Management and Administrative—Signal Shares	1,487
Management and Administrative—Institutional Shares	3,173
Management and Administrative—Institutional Plus Shares	1,436
Management and Administrative—ETF Shares	192
Marketing and Distribution—Investor Shares	9,582
Marketing and Distribution—Admiral Shares	1,145
Marketing and Distribution—Signal Shares	192
Marketing and Distribution—Institutional Shares	900
Marketing and Distribution—Institutional Plus Shares	212
Marketing and Distribution—ETF Shares	21
Custodian Fees	16,548
Auditing Fees	43
Shareholders’ Reports—Investor Shares	195
Shareholders’ Reports—Admiral Shares	76
Shareholders’ Reports—Signal Shares	5
Shareholders’ Reports—Institutional Shares	7
Shareholders’ Reports—Institutional Plus Shares	3
Shareholders’ Reports—ETF Shares	5
Trustees’ Fees and Expenses	61
Total Expenses	108,000
Net Investment Income	1,614,521
Realized Net Gain (Loss)
Investment Securities Sold	218,302
Futures Contracts	(38,412)
Foreign Currencies and Forward Currency Contracts	4,683
Realized Net Gain (Loss)	184,573
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(5,966,926)
Futures Contracts	18,486
Foreign Currencies and Forward Currency Contracts	(6,482)
Change in Unrealized Appreciation (Depreciation)	(5,954,922)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,155,828)

1 Dividends are net of foreign withholding taxes of $107,275,000.
2 Interest income from an affiliated company of the fund was $555,000.
See accompanying Notes, which are an integral part of the Financial Statements.

20

Total International Stock Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,614,521	673,967
Realized Net Gain (Loss)	184,573	343,662
Change in Unrealized Appreciation (Depreciation)	(5,954,922)	2,337,712
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,155,828)	3,355,341
Distributions
Net Investment Income
Investor Shares	(692,937)	(608,038)
Admiral Shares	(30,369)	—
Signal Shares	(2,547)	—
Institutional Shares	(54,999)	—
Institutional Plus Shares	(3,919)	—
ETF Shares	—	—
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
ETF Shares	—	—
Total Distributions	(784,771)	(608,038)
Capital Share Transactions
Investor Shares	(6,415,197)	12,365,863
Admiral Shares	14,860,484	—
Signal Shares	2,250,992	—
Institutional Shares	4,315,032	—
Institutional Plus Shares	7,324,761	—
ETF Shares	463,625	—
Net Increase (Decrease) from Capital Share Transactions	22,799,697	12,365,863
Total Increase (Decrease)	17,859,098	15,113,166
Net Assets
Beginning of Period	39,442,645	24,329,479
End of Period[1]	57,301,743	39,442,645
1 Net Assets—End of Period includes undistributed net investment income of $1,367,401,000 and $532,928,000.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Total International Stock Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$15.48	$13.99	$10.97	$21.89	$16.90
Investment Operations
Net Investment Income	.434[1]	.356[1]	.544[2]	.540[1]	.412
Net Realized and Unrealized Gain (Loss)
on Investments	(1.425)	1.478	2.801	(10.938)	4.980
Total from Investment Operations	(0.991)	1.834	3.345	(10.398)	5.392
Distributions
Dividends from Net Investment Income	(.249)	(.344)	(.325)	(.522)	(.402)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.249)	(.344)	(.325)	(.522)	(.402)
Net Asset Value, End of Period	$14.24	$15.48	$13.99	$10.97	$21.89

Total Return[3]	–6.54%	13.28%	31.41%	–48.57%	32.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$30,912	$39,443	$24,329	$17,152	$29,725
Ratio of Total Expenses to
Average Net Assets	0.22%	0.26%	0.27%	0.03%	—
Acquired Fund Fees and Expenses	—	—	0.05%	0.25%	0.27%
Ratio of Net Investment Income to
Average Net Assets	2.95%	2.52%	4.73%[2]	3.07%	1.93%
Portfolio Turnover Rate	3%	6%	12%[4]	15%[4]	2%

1 Calculated based on average shares outstanding.
2 Net investment income per share and the ratio of net investment income to average net assets include $0.249 and 2.06%, respectively, of annual dividends received from Vanguard mutual funds in December 2008. From August 2008 through February 2009, the fund invested in a combination of Vanguard mutual funds and common stocks. Effective in March 2009, the fund’s equity investments are solely in common stocks.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Excludes the value of securities received and mutual fund shares delivered in connection with a change in the fund’s investment policy to invest directly in individual stocks and reduce the fund’s investments in Vanguard mutual funds.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Total International Stock Index Fund

Financial Highlights

Admiral Shares
November 29, 2010[1] to
For a Share Outstanding Throughout the Period	October 31, 2011
Net Asset Value, Beginning of Period	$25.00
Investment Operations
Net Investment Income	.842[2]
Net Realized and Unrealized Gain (Loss) on Investments	(1.615)
Total from Investment Operations	(0.773)
Distributions
Dividends from Net Investment Income	(.417)
Distributions from Realized Capital Gains	—
Total Distributions	(.417)
Net Asset Value, End of Period	$23.81

Total Return	-3.23%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,190
Ratio of Total Expenses to Average Net Assets	0.18%[3]
Ratio of Net Investment Income to Average Net Assets	2.99%[3]
Portfolio Turnover Rate	3%

1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Total International Stock Index Fund

Financial Highlights

Signal Shares
November 30, 2010[1] to
For a Share Outstanding Throughout the Period	October 31, 2011
Net Asset Value, Beginning of Period	$29.66
Investment Operations
Net Investment Income	.931[2]
Net Realized and Unrealized Gain (Loss) on Investments	(1.520)
Total from Investment Operations	(0.589)
Distributions
Dividends from Net Investment Income	(.501)
Distributions from Realized Capital Gains	—
Total Distributions	(.501)
Net Asset Value, End of Period	$28.57

Total Return	–2.16%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,012
Ratio of Total Expenses to Average Net Assets	0.18%[3]
Ratio of Net Investment Income to Average Net Assets	2.99%[3]
Portfolio Turnover Rate	3%

1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Total International Stock Index Fund

Financial Highlights

Institutional Shares
November 29, 2010[1] to
For a Share Outstanding Throughout the Period	October 31, 2011
Net Asset Value, Beginning of Period	$100.00
Investment Operations
Net Investment Income	3.208[2]
Net Realized and Unrealized Gain (Loss) on Investments	(6.245)
Total from Investment Operations	(3.037)
Distributions
Dividends from Net Investment Income	(1.673)
Distributions from Realized Capital Gains	—
Total Distributions	(1.673)
Net Asset Value, End of Period	$95.29

Total Return	–3.18%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,788
Ratio of Total Expenses to Average Net Assets	0.13%[3]
Ratio of Net Investment Income to Average Net Assets	3.04%[3]
Portfolio Turnover Rate	3%

1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Total International Stock Index Fund

Financial Highlights

Institutional Plus Shares
November 30, 2010[1] to
For a Share Outstanding Throughout the Period	October 31, 2011
Net Asset Value, Beginning of Period	$98.88
Investment Operations
Net Investment Income	2.596[2]
Net Realized and Unrealized Gain (Loss) on Investments	(4.492)
Total from Investment Operations	(1.896)
Distributions
Dividends from Net Investment Income	(1.674)
Distributions from Realized Capital Gains	—
Total Distributions	(1.674)
Net Asset Value, End of Period	$95.31

Total Return	–2.08%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,965
Ratio of Total Expenses to Average Net Assets	0.10%[3]
Ratio of Net Investment Income to Average Net Assets	3.07%[3]
Portfolio Turnover Rate	3%

1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Total International Stock Index Fund

Financial Highlights

ETF Shares
January 26, 2011[1] to
For a Share Outstanding Throughout the Period	October 31, 2011
Net Asset Value, Beginning of Period	$50.00
Investment Operations
Net Investment Income	1.021[2]
Net Realized and Unrealized Gain (Loss) on Investments	(6.691)
Total from Investment Operations	(5.670)
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$44.33

Total Return	–11.34%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$435
Ratio of Total Expenses to Average Net Assets	0.18%[3]
Ratio of Net Investment Income to Average Net Assets	2.99%[3]
Portfolio Turnover Rate	3%

1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

27

Total International Stock Index Fund

Notes to Financial Statements

Vanguard Total International Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers six classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Signal Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. Admiral Shares and Institutional Shares were first issued on November 29, 2010. Signal Shares and Institutional Plus Shares were first issued on November 30, 2010. ETF Shares were first issued on January 26, 2011, and first offered to the public on January 28, 2011. ETF Shares are listed for trading on the Nasdaq; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when

28

Total International Stock Index Fund

futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2008–2011), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

29

Total International Stock Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2011, the fund had contributed capital of $8,992,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 3.60% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of October 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North America and South America	7,761,369	3,194	887
Common Stocks—Other	231,285	49,009,422	1,686
Temporary Cash Investments	573,237	44,597	—
Futures Contracts—Liabilities[1]	(6,454)	—	—
Forward Currency Contracts—Assets	—	4,176	—
Forward Currency Contracts—Liabilities	—	(3)	—
Total	8,559,437	49,061,386	2,573
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the year ended October 31, 2011. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

Investments in
Common Stocks
Amount Valued Based on Level 3 Inputs	($000)
Balance as of October 31, 2010	211
Transfers into Level 3	2,573
Change in Unrealized Appreciation (Depreciation)	(211)
Balance as of October 31, 2011	2,573

30

Total International Stock Index Fund

D. At October 31, 2011, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	—	4,176	4,176
Liabilities	(6,454)	(3)	(6,457)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2011, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	(38,412)	—	(38,412)
Forward Currency Contracts	—	12,334	12,334
Realized Net Gain (Loss) on Derivatives	(38,412)	12,334	(26,078)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	18,486	—	18,486
Forward Currency Contracts	—	(2,644)	(2,644)
Change in Unrealized Appreciation (Depreciation) on Derivatives	18,486	(2,644)	15,842

At October 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	December 2011	2,457	81,837	12,012
FTSE 100 Index	December 2011	820	73,305	5,688
Topix Index	December 2011	559	54,413	837
S&P ASX 200 Index	December 2011	181	20,567	1,032

Unrealized appreciation (depreciation) on open FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

31

Total International Stock Index Fund

At October 31, 2011, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Brown Brothers Harriman & Co.	12/21/11	GBP	39,012	USD	62,935	1,629
Brown Brothers Harriman & Co.	12/21/11	EUR	42,935	USD	59,861	1,455
Brown Brothers Harriman & Co.	12/14/11	USD	25,537	JPY	1,989,582	(3)
Brown Brothers Harriman & Co.	12/21/11	AUD	18,341	USD	19,337	1,092
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At October 31, 2011, the counterparty had deposited in a segregated account cash with a value sufficient to cover substantially all amounts due to the fund in connection with open forward currency contracts.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended October 31, 2011, the fund realized net foreign currency losses of $7,651,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended October 31, 2011, the fund realized gains on the sale of passive foreign investment companies of $12,374,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies held at October 31, 2011, had unrealized appreciation of $80,652,000, all of which has been distributed and is reflected in the balance of undistributed net investment income.

For tax purposes, at October 31, 2011, the fund had $1,503,576,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $1,857,843,000 to offset future net capital gains of $142,490,000 through October 31, 2016, and $1,715,353,000 through October 31, 2017.

At October 31, 2011, the cost of investment securities for tax purposes was $59,230,945,000. Net unrealized depreciation of investment securities for tax purposes was $1,605,268,000, consisting of unrealized gains of $5,173,011,000 on securities that had risen in value since their purchase and $6,778,279,000 in unrealized losses on securities that had fallen in value since their purchase.

32

Total International Stock Index Fund

F. During the year ended October 31, 2011, the fund purchased $25,232,518,000 of investment securities and sold $1,745,273,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2011		2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	18,731,620	1,213,124	15,952,930	1,065,936
Issued in Lieu of Cash Distributions	662,044	42,603	557,477	38,553
Redeemed[1]	(25,808,861)	(1,632,541)	(4,144,544)	(294,682)
Net Increase (Decrease)—Investor Shares	(6,415,197)	(376,814)	12,365,863	809,807
Admiral Shares[2]
Issued	16,052,420	600,740	—	—
Issued in Lieu of Cash Distributions	26,728	1,028	—	—
Redeemed[1]	(1,218,664)	(47,862)	—	—
Net Increase (Decrease)—Admiral Shares	14,860,484	553,906	—	—
Signal Shares[2]
Issued	2,559,389	80,539	—	—
Issued in Lieu of Cash Distributions	1,855	59	—	—
Redeemed[1]	(310,252)	(10,196)	—	—
Net Increase (Decrease)—Signal Shares	2,250,992	70,402	—	—
Institutional Shares[2]
Issued	8,449,966	81,516	—	—
Issued in Lieu of Cash Distributions	54,225	521	—	—
Redeemed[1]	(4,189,159)	(42,289)	—	—
Net Increase (Decrease)—Institutional Shares	4,315,032	39,748	—	—
Institutional Plus Shares[2]
Issued	7,804,686	77,987	—	—
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(479,925)	(4,908)	—	—
Net Increase (Decrease)—Institutional Plus Shares	7,324,761	73,079	—	—
ETF Shares[2]
Issued	463,625	9,803	—	—
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	—	—	—	—
Net Increase (Decrease)—ETF Shares	463,625	9,803	—	—

1 Net of redemption fees for fiscal 2011 and 2010 of $997,000 and $745,000, respectively (fund totals).
2 Inception was November 29, 2010, for Admiral Shares, November 30, 2010, for Signal Shares, November 29, 2010, for Institutional Shares, November 30, 2010, for Institutional Plus Shares, and January 26, 2010, for ETF Shares.

H. In preparing the financial statements as of October 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

33

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard STAR Funds and the Shareholders of Vanguard Total International Stock Index Fund: In our opinion, the accompanying statement of net assets-investment summary and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Total International Stock Index Fund (constituting a separate portfolio of Vanguard STAR Funds, hereafter referred to as the “Fund”) at October 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2011 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

December 9, 2011

Special 2011 tax information (unaudited) for Vanguard Total International Stock Index Fund

This information for the fiscal year ended October 31, 2011, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $550,831,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income of $1,504,275,000 and foreign taxes paid of $103,330,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2012 to determine the calendar year amounts to be included on their 2011 tax returns.

34

Your Funds’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income, using actual prior-year figures and estimates for 2011. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.) The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Total International Stock Index Fund Investor Shares
Periods Ended October 31, 2011
	One	Five	Ten
	Year	Years	Years
Returns Before Taxes	–6.54%	–1.06%	6.98%
Returns After Taxes on Distributions	–6.76	–1.49	6.46
Returns After Taxes on Distributions and Sale of Fund Shares	–3.92	–0.97	5.94

Vanguard fund returns do not reflect the 2% fee on redemptions of shares held for less than two months. The fee does not apply to ETF Shares.

35

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“ • Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

36

Six Months Ended October 31, 2011
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total International Stock Index Fund	4/30/2011	10/31/2011	Period[1]
Based on Actual Fund Return
Investor Shares	$1,000.00	$833.72	$0.83
Admiral Shares	1,000.00	833.39	0.83
Signal Shares	1,000.00	833.19	0.83
Institutional Shares	1,000.00	833.61	0.55
Institutional Plus Shares	1,000.00	833.71	0.46
ETF Shares	1,000.00	833.27	0.83
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.30	$0.92
Admiral Shares	1,000.00	1,024.30	0.92
Signal Shares	1,000.00	1,024.30	0.92
Institutional Shares	1,000.00	1,024.60	0.61
Institutional Plus Shares	1,000.00	1,024.70	0.51
ETF Shares	1,000.00	1,024.30	0.92

1 These calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.18% for Investor Shares, 0.18% for Admiral Shares, 0.18% for Signal Shares, 0.12% for Institutional Shares, 0.10% for Institutional Plus Shares and 0.18% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month peiod, then divided by the number of days in the most recent 12-month period.

37

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

38

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

39

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001.[2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School (retired July 2011); Chief Investment
Officer and co-Managing Partner of HighVista	Heidi Stam
Strategies LLC (private investment firm); Director of	Born 1956. Secretary Since July 2005. Principal
Rand Merchant Bank; Overseer of the Museum of	Occupation(s) During the Past Five Years: Managing
Fine Arts Boston.	Director of The Vanguard Group, Inc., since 2006;
General Counsel of The Vanguard Group since 2005;
Alfred M. Rankin, Jr.	Secretary of The Vanguard Group and of each of the
Born 1941. Trustee Since January 1993. Principal	investment companies served by The Vanguard Group
Occupation(s) During the Past Five Years: Chairman,	since 2005; Director and Senior Vice President of
President, and Chief Executive Officer of NACCO	Vanguard Marketing Corporation since 2005;
Industries, Inc. (forklift trucks/housewares/lignite);	Principal of The Vanguard Group (1997–2006).
Director of Goodrich Corporation (industrial products/
aircraft systems and services) and the National
Association of Manufacturers; Chairman of the	Vanguard Senior Management Team
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of	R. Gregory Barton	Chris D. McIsaac
the Board of The Cleveland Museum of Art.	Mortimer J. Buckley	Michael S. Miller
	Kathleen C. Gubanich	James M. Norris
Peter F. Volanakis	Paul A. Heller	Glenn W. Reed
Born 1955. Trustee Since July 2009. Principal	Martha G. King	George U. Sauter
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director of	Chairman Emeritus and Senior Advisor
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of	John J. Brennan
Business Administration at Dartmouth College.	Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Executive Officers
Founder
Glenn Booraem
Born 1967. Controller Since July 2010. Principal	John C. Bogle
Occupation(s) During the Past Five Years: Principal	Chairman and Chief Executive Officer, 1974–1996
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

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Q1130 122011

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)[1]
Argentina (0.0%)
Siderar SAIC Class A	30	—

Australia (6.2%)
BHP Billiton Ltd.	11,002,200	430,680
Commonwealth Bank of Australia	5,339,699	274,303
Westpac Banking Corp.	10,310,928	239,280
Australia & New Zealand Banking Group Ltd.	8,898,976	201,086
National Australia Bank Ltd.	7,436,490	198,626
Wesfarmers Ltd.	3,443,867	116,846
Rio Tinto Ltd.	1,493,545	107,229
Woolworths Ltd.	4,167,930	104,190
Newcrest Mining Ltd.	2,515,650	88,908
Woodside Petroleum Ltd.	2,175,842	82,850
Westfield Group	7,506,671	60,432
QBE Insurance Group Ltd.	3,738,812	57,552
Origin Energy Ltd.	3,640,348	54,858
CSL Ltd.	1,803,612	54,323
Telstra Corp. Ltd.	14,944,135	48,523
AMP Ltd.	9,609,644	42,841
Santos Ltd.	2,990,693	40,391
Suncorp Group Ltd.	4,404,625	39,531
Foster's Group Ltd.	6,620,504	37,027
Brambles Ltd.	5,064,481	35,011
Orica Ltd.	1,244,577	33,710
Amcor Ltd.	4,207,165	30,781
Macquarie Group Ltd.	1,188,005	30,587
Stockland	8,164,167	26,960
Westfield Retail Trust	9,936,046	26,480
Coca-Cola Amatil Ltd.	1,954,336	25,228
Transurban Group	4,448,198	24,401
Iluka Resources Ltd.	1,431,124	23,792
AGL Energy Ltd.	1,578,157	23,778
Insurance Australia Group Ltd.	7,153,961	23,586
Fortescue Metals Group Ltd.	4,264,593	21,421
QR National Ltd.	5,874,604	20,297
Incitec Pivot Ltd.	5,601,245	20,289
GPT Group	6,017,284	19,859
ASX Ltd.	599,708	19,256
WorleyParsons Ltd.	662,771	19,237
Wesfarmers Ltd. Price Protected Shares	523,071	17,922
Asciano Ltd.	9,969,797	15,938
Goodman Group	23,939,129	15,557
Mirvac Group	11,708,976	15,333
Lend Lease Group	1,864,788	15,173
Sonic Healthcare Ltd.	1,271,881	14,697
Dexus Property Group	16,515,783	14,692
OZ Minerals Ltd.	1,113,197	13,368
Crown Ltd.	1,550,113	13,062
Alumina Ltd.	8,378,779	12,764
Bendigo and Adelaide Bank Ltd.	1,261,047	12,452
Cochlear Ltd.	196,239	12,049
CFS Retail Property Trust	6,308,573	12,026
Computershare Ltd.	1,520,010	12,013
Leighton Holdings Ltd.	522,981	11,881
Toll Holdings Ltd.	2,295,121	11,593
Metcash Ltd.	2,632,780	11,521
Tatts Group Ltd.	4,510,011	10,973
Campbell Brothers Ltd.	219,068	10,546
Boral Ltd.	2,477,740	10,115
* James Hardie Industries SE	1,514,802	9,811
MacArthur Coal Ltd.	571,269	9,687
* Echo Entertainment Group Ltd.	2,344,926	9,102

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Ramsay Health Care Ltd.	446,027	8,768
Treasury Wine Estates Ltd.	2,192,610	8,561
APA Group	1,838,284	8,384
Atlas Iron Ltd.	2,584,427	8,382
Commonwealth Property Office Fund	8,448,770	8,242
Challenger Ltd.	1,651,495	7,873
UGL Ltd.	564,292	7,807
^ Fairfax Media Ltd.	7,649,403	7,417
Sims Metal Management Ltd.	496,271	7,158
TABCORP Holdings Ltd.	2,315,508	7,120
* Lynas Corp. Ltd.	5,753,214	7,119
Seek Ltd.	1,042,333	6,758
Ansell Ltd.	455,190	6,658
* Qantas Airways Ltd.	3,861,358	6,458
DUET Group	3,690,328	6,431
Caltex Australia Ltd.	460,606	6,397
David Jones Ltd.	1,804,149	6,369
Bank of Queensland Ltd.	695,324	6,114
Investa Office Fund	9,210,512	6,021
OneSteel Ltd.	4,525,211	5,755
Primary Health Care Ltd.	1,646,573	5,731
Charter Hall Office REIT	1,604,155	5,692
* PanAust Ltd.	1,658,068	5,603
Myer Holdings Ltd.	2,045,420	5,583
^ JB Hi-Fi Ltd.	338,223	5,582
BlueScope Steel Ltd.	6,303,432	5,514
2 Spark Infrastructure Group	4,323,172	5,508
GrainCorp Ltd.	634,100	5,223
SP AusNet	4,814,562	5,020
Boart Longyear Ltd.	1,479,731	4,938
Monadelphous Group Ltd.	254,575	4,842
Adelaide Brighton Ltd.	1,612,158	4,824
* Perseus Mining Ltd.	1,456,765	4,817
Aquarius Platinum Ltd.	1,609,753	4,722
* Downer EDI Ltd.	1,457,968	4,630
Beach Energy Ltd.	3,736,691	4,592
Bradken Ltd.	561,399	4,528
CSR Ltd.	1,764,957	4,496
MAp Group	1,257,964	4,489
Australian Infrastructure Fund	2,091,972	4,153
Harvey Norman Holdings Ltd.	1,778,572	4,028
* Paladin Energy Ltd.	2,578,108	3,937
IOOF Holdings Ltd.	578,871	3,834
Transfield Services Ltd.	1,593,483	3,803
Newcrest Mining Ltd. ADR	107,626	3,773
* Sundance Resources Ltd.	8,336,595	3,766
carsales.com Ltd.	723,643	3,741
Mineral Resources Ltd.	319,031	3,741
Independence Group NL	651,227	3,600
Flight Centre Ltd.	172,276	3,577
Aristocrat Leisure Ltd.	1,503,750	3,560
* Aurora Oil & Gas Ltd.	1,172,365	3,530
Mount Gibson Iron Ltd.	2,197,664	3,515
DuluxGroup Ltd.	1,272,605	3,506
* Regis Resources Ltd.	1,100,994	3,479
SAI Global Ltd.	693,029	3,452
Medusa Mining Ltd.	485,881	3,416
* Aquila Resources Ltd.	535,872	3,327
Perpetual Ltd.	140,462	3,320
Charter Hall Retail REIT	953,971	3,272
Seven West Media Ltd.	867,510	3,250
Kingsgate Consolidated Ltd.	397,731	3,136
Billabong International Ltd.	693,972	3,100
Seven Group Holdings Ltd.	375,756	3,019

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
	Iress Market Technology Ltd.	377,903	3,012
*	Aston Resources Ltd.	273,903	3,006
	Sigma Pharmaceuticals Ltd.	3,990,802	2,908
	Goodman Fielder Ltd.	4,993,902	2,904
*	Nufarm Ltd.	575,554	2,832
*,^	Mesoblast Ltd.	327,515	2,785
*	Resolute Mining Ltd.	1,572,044	2,770
	Hastings Diversified Utilities Fund	1,618,598	2,749
	Platinum Asset Management Ltd.	648,340	2,722
	Navitas Ltd.	624,702	2,706
*	AWE Ltd.	1,875,355	2,705
*	Karoon Gas Australia Ltd.	582,019	2,686
*	Mirabela Nickel Ltd.	1,542,489	2,652
	BWP Trust	1,485,985	2,596
	Western Areas NL	430,553	2,592
	Ausdrill Ltd.	841,744	2,568
	Invocare Ltd.	344,966	2,513
	Australand Property Group	886,428	2,419
	REA Group Ltd.	175,405	2,381
*	Extract Resources Ltd.	296,758	2,376
*	St. Barbara Ltd.	1,011,819	2,344
*	Austar United Communications Ltd.	1,930,731	2,338
	Southern Cross Media Group Ltd.	1,790,415	2,305
*	Eastern Star Gas Ltd.	2,479,277	2,286
	Emeco Holdings Ltd.	2,153,614	2,231
	Super Retail Group Ltd.	393,794	2,231
	Cromwell Property Group	3,100,554	2,229
*	Transpacific Industries Group Ltd.	2,858,256	2,209
*	Linc Energy Ltd.	1,023,070	2,196
	Mermaid Marine Australia Ltd.	672,578	2,167
	Ten Network Holdings Ltd.	2,233,901	2,160
*	Coalspur Mines Ltd.	1,095,413	2,125
*	Sandfire Resources NL	292,070	2,073
	Fleetwood Corp. Ltd.	161,719	2,066
*	Macquarie Atlas Roads Group	1,385,113	2,051
	Pacific Brands Ltd.	3,178,969	1,986
	Spotless Group Ltd.	949,462	1,977
	GUD Holdings Ltd.	239,928	1,967
	GWA Group Ltd.	787,182	1,886
	NRW Holdings Ltd.	739,604	1,882
	Envestra Ltd.	2,742,861	1,848
	Cardno Ltd.	331,384	1,822
	Acrux Ltd.	513,234	1,817
*	Intrepid Mines Ltd.	1,512,437	1,797
	ARB Corp. Ltd.	213,726	1,795
*	Discovery Metals Ltd.	1,215,830	1,755
	Abacus Property Group	876,272	1,744
*	Beadell Resources Ltd.	2,032,394	1,667
	Consolidated Media Holdings Ltd.	594,947	1,634
*	Mineral Deposits Ltd.	237,514	1,605
	Cabcharge Australia Ltd.	357,350	1,573
*	Bathurst Resources Ltd.	1,926,103	1,551
*,^	Gindalbie Metals Ltd.	2,727,092	1,550
	McMillan Shakespeare Ltd.	155,268	1,548
*	Integra Mining Ltd.	2,766,318	1,534
	Premier Investments Ltd.	284,566	1,519
*	Bow Energy Ltd.	972,666	1,511
	Wotif.com Holdings Ltd.	386,652	1,490
*	Silver Lake Resources Ltd.	434,150	1,489
	Imdex Ltd.	678,781	1,482
	TPG Telecom Ltd.	990,223	1,481
	Charter Hall Group	688,501	1,415
	APN News & Media Ltd.	1,541,430	1,414
*	Energy World Corp. Ltd.	2,310,492	1,391

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
*	Energy Resources of Australia Ltd.	674,687	1,381
	FlexiGroup Ltd.	566,209	1,334
*	Gryphon Minerals Ltd.	884,482	1,299
*,^	White Energy Co. Ltd.	730,701	1,266
*	Saracen Mineral Holdings Ltd.	1,574,098	1,262
*	Cudeco Ltd.	382,500	1,262
*	Macmahon Holdings Ltd.	1,970,671	1,249
	Automotive Holdings Group	564,275	1,234
*	Centro Retail Group	4,271,687	1,225
	Industrea Ltd.	911,258	1,222
	Multiplex SITES Trust	14,896	1,216
	FKP Property Group	2,359,049	1,216
	SMS Management & Technology Ltd.	207,397	1,176
	Ardent Leisure Group	1,013,765	1,161
	Miclyn Express Offshore Ltd.	617,394	1,148
*	Australian Agricultural Co. Ltd.	774,565	1,137
	iiNET Ltd.	419,102	1,136
	Ramelius Resources Ltd.	867,525	1,127
*	Dart Energy Ltd.	1,723,585	1,109
*	Hunnu Coal Ltd.	582,870	1,093
*	Coal of Africa Ltd.	1,288,905	1,073
	Panoramic Resources Ltd.	688,566	988
*	Pharmaxis Ltd.	704,223	956
	Sims Metal Management Ltd. ADR	66,577	955
	STW Communications Group Ltd.	988,512	952
*	Kingsrose Mining Ltd.	570,212	930
	M2 Telecommunications Group Ltd.	310,648	924
*	Ampella Mining Ltd.	487,303	923
*	Ivanhoe Australia Ltd.	812,331	903
	Challenger Diversified Property Group	1,638,930	893
*	Silex Systems Ltd.	375,701	884
	Reject Shop Ltd.	84,604	879
*	Cockatoo Coal Ltd.	2,197,832	876
	Ausenco Ltd.	304,330	857
	Skilled Group Ltd.	443,738	846
*	Gunns Ltd.	3,024,191	835
*	Horizon Oil Ltd.	3,343,966	831
*	Nexus Energy Ltd.	3,725,690	828
*	Alkane Resources Ltd.	680,687	825
*	Roc Oil Co. Ltd.	2,619,273	814
	Aspen Group	1,865,495	803
	Salmat Ltd.	273,358	802
*	Arafura Resources Ltd.	1,260,470	796
	BT Investment Management Ltd.	372,726	787
	Hills Holdings Ltd.	689,121	785
	Infigen Energy	2,567,247	775
*	Northern Iron Ltd.	637,041	772
	Count Financial Ltd.	529,298	772
*	Indophil Resources NL	1,902,530	753
	CSG Ltd.	602,839	718
^	Challenger Infrastructure Fund Class A	589,804	716
	Austal Ltd.	296,791	706
	Clough Ltd.	834,621	704
	Programmed Maintenance Services Ltd.	337,320	697
	Decmil Group Ltd.	302,780	669
*	Kagara Ltd.	1,549,976	648
*	Guildford Coal Ltd.	627,849	645
*	Rex Minerals Ltd.	366,437	645
	Sedgman Ltd.	314,141	641
	Peet Ltd.	494,978	630
	Forge Group Ltd.	126,343	625
	Tassal Group Ltd.	355,409	579
	OM Holdings Ltd.	869,620	553
	Austin Engineering Ltd.	130,934	539

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
PMP Ltd.	884,991	530
* Molopo Energy Ltd.	696,347	529
Alesco Corp. Ltd.	349,829	516
Grange Resources Ltd.	1,072,900	502
Mincor Resources NL	542,857	480
Astro Japan Property Group	205,611	465
Aditya Birla Minerals Ltd.	433,441	440
* Metminco Ltd.	1,956,217	423
* Biota Holdings Ltd.	488,757	411
Matrix Composites & Engineering Ltd.	117,877	394
* Elders Ltd.	1,283,063	373
MACA Ltd.	182,832	371
* Perilya Ltd.	727,136	346
Customers Ltd.	307,317	343
Redflex Holdings Ltd.	174,822	323
* Murchison Metals Ltd.	1,025,433	318
* Jupiter Mines Ltd.	906,088	317
* Metals X Ltd.	1,132,161	284
* Moly Mines Ltd.	501,728	264
* Aspire Mining Ltd.	571,623	250
* Carnarvon Petroleum Ltd.	1,767,818	246
Gunns Ltd.	3,440	239
* Bandanna Energy Ltd.	259,783	222
* Deep Yellow Ltd.	1,661,126	213
* Platinum Australia Ltd.	1,030,631	191
* Carbon Energy Ltd.	1,190,653	191
* PaperlinX Ltd.	1,724,613	171
* Nkwe Platinum Ltd.	532,924	151
* Brockman Resources Ltd.	11,177	20
* Carbon Energy Ltd. Rights Exp. 11/10/2011	148,831	5
* Arafura Resources Rights Expires 11/15/11	262,519	3
		3,528,924
Austria (0.2%)
OMV AG	561,658	19,572
Erste Group Bank AG	645,449	13,760
Voestalpine AG	375,465	12,901
Telekom Austria AG	1,131,608	12,836
Andritz AG	132,509	11,713
IMMOFINANZ AG	3,255,988	10,691
Verbund AG	235,839	6,848
Vienna Insurance Group AG Wiener Versicherung Gruppe	130,127	5,457
Wienerberger AG	403,738	4,878
Raiffeisen Bank International AG	169,958	4,717
Atrium European Real Estate Ltd.	699,516	3,526
Oesterreichische Post AG	114,682	3,459
Conwert Immobilien Invest SE	241,041	3,285
* CA Immobilien Anlagen AG	250,407	3,204
Schoeller-Bleckmann Oilfield Equipment AG	39,517	3,122
Strabag SE	99,501	3,059
Mayr Melnhof Karton AG	24,346	2,254
Zumtobel AG	95,530	1,979
EVN AG	120,149	1,741
RHI AG	77,783	1,692
Flughafen Wien AG	35,853	1,611
Semperit AG Holding	33,233	1,437
Kapsch TrafficCom AG	18,919	1,417
* S IMMO AG	165,211	969
Palfinger AG	42,790	881
BWT AG	27,353	524
Austria Technologie & Systemtechnik AG	40,257	522
Rosenbauer International AG	10,254	423

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
* Intercell AG	109,016	292
		138,770
Belgium (0.7%)
Anheuser-Busch InBev NV	2,755,122	152,788
Delhaize Group SA	346,734	22,649
Groupe Bruxelles Lambert SA	277,323	21,317
Solvay SA Class A	204,061	20,788
Umicore SA	390,236	16,694
Belgacom SA	519,348	15,704
Ageas	7,654,247	15,344
UCB SA	345,905	15,197
KBC Groep NV	553,338	12,271
Colruyt SA	259,459	10,660
Telenet Group Holding NV	195,733	7,549
Ackermans & van Haaren NV	80,050	6,449
^ Bekaert SA	133,984	5,947
Mobistar SA	102,628	5,840
Cofinimmo	44,988	5,484
Nyrstar	531,108	4,645
D'ieteren SA	75,272	4,284
Elia System Operator SA	92,110	3,738
Befimmo SCA Sicafi	46,610	3,569
Gimv NV	58,101	2,958
Omega Pharma	53,411	2,522
* ThromboGenics NV	91,664	2,401
Tessenderlo Chemie NV	75,406	2,340
EVS Broadcast Equipment SA	39,588	2,026
Warehouses De Pauw SCA	37,140	1,946
Barco NV	35,242	1,906
Sipef SA	21,436	1,692
* Dexia SA	2,001,758	1,553
* AGFA-Gevaert NV	605,615	1,513
Cie d'Entreprises CFE	26,453	1,485
Kinepolis Group NV	16,148	1,252
* RHJ International	242,900	1,171
Cie Maritime Belge SA	45,413	1,065
Arseus NV	63,831	1,014
Melexis NV	68,774	967
* KBC Ancora	112,063	893
Exmar NV	84,120	632
Wereldhave Belgium NV	6,564	608
Intervest Offices	21,753	584
Econocom Group	32,402	573
* Galapagos NV	59,893	504
Leasinvest Real Estate SCA	4,680	422
Recticel SA	58,936	402
Ion Beam Applications	49,968	390
* Ablynx NV	70,243	371
* Euronav NV	71,888	318
* Deceuninck NV	200,118	314
* Devgen	44,839	306
Atenor Group	7,531	294
Roularta Media Group NV	11,273	238
Hamon & CIE SA	6,533	164
		385,741
Brazil (3.3%)
Petroleo Brasileiro SA ADR Type A	3,680,239	93,073
Petroleo Brasileiro SA Prior Pfd.	7,039,869	88,078
Itau Unibanco Holding SA ADR	4,606,368	88,074
Vale SA Class B ADR	3,654,965	86,257
Vale SA Prior Pfd.	3,210,200	76,382
Petroleo Brasileiro SA	5,366,789	72,710
Petroleo Brasileiro SA ADR	2,413,712	65,194
Itau Unibanco Holding SA Prior Pfd.	3,206,367	61,574

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Banco Bradesco SA Prior Pfd.	3,290,188	59,600
Banco Bradesco SA ADR	3,262,417	59,376
Vale SA Class B ADR	2,292,521	58,253
Vale SA	2,169,000	55,335
Itausa - Investimentos Itau SA Prior Pfd.	7,901,393	49,658
Cia de Bebidas das Americas Prior Pfd.	1,303,668	43,586
Cia de Bebidas das Americas ADR	1,267,705	42,747
BM&FBovespa SA	6,644,878	39,981
* OGX Petroleo e Gas Participacoes SA	4,417,300	36,998
Banco do Brasil SA	1,962,621	29,951
BRF - Brasil Foods SA	1,334,300	27,706
Cielo SA	839,309	22,405
CCR SA	753,353	20,764
Ultrapar Participacoes SA	1,122,034	19,953
BRF - Brasil Foods SA ADR	915,308	19,267
Redecard SA	1,150,810	19,130
Banco Santander Brasil SA ADR	2,080,559	18,933
PDG Realty SA Empreendimentos e Participacoes	3,861,472	17,049
Telefonica Brasil SA Prior Pfd.	577,263	16,795
Souza Cruz SA	1,308,100	16,229
Bradespar SA Prior Pfd.	782,500	15,952
BR Malls Participacoes SA	1,388,654	15,085
Gerdau SA Prior Pfd.	1,617,800	14,596
Telefonica Brasil SA ADR	444,156	12,889
Cia Siderurgica Nacional SA ADR	1,368,889	12,813
Lojas Renner SA	418,198	12,715
Gerdau SA ADR	1,328,078	11,979
^ Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	304,624	11,938
Natura Cosmeticos SA	593,200	11,575
Cia Energetica de Minas Gerais ADR	670,858	11,431
Cia Siderurgica Nacional SA	1,174,900	10,949
Cia Energetica de Minas Gerais Prior Pfd.	653,437	10,946
Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	1,554,300	10,873
Metalurgica Gerdau SA Prior Pfd. Class A	946,900	10,667
Lojas Americanas SA Prior Pfd.	1,075,748	9,618
Tim Participacoes SA	1,841,684	9,472
Cia Hering	420,353	9,414
Cia Energetica de Sao Paulo Prior Pfd.	533,725	9,261
Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,027,435	9,060
CETIP SA - Balcao Organizado de Ativos e Derivativos	648,114	8,875
Centrais Eletricas Brasileiras SA Prior Pfd.	644,500	8,859
Usinas Siderurgicas de Minas Gerais SA	609,100	8,642
Embraer SA ADR	307,388	8,552
* HRT Participacoes em Petroleo SA	15,861	7,816
* JBS SA	2,592,722	7,792
All America Latina Logistica SA	1,523,373	7,622
MRV Engenharia e Participacoes SA	1,004,584	7,115
Tractebel Energia SA	440,800	7,058
CPFL Energia SA	517,400	6,636
Diagnosticos da America SA	810,100	6,530
Banco do Estado do Rio Grande do Sul Prior Pfd.	614,389	6,484
Cosan SA Industria e Comercio	413,800	6,452
Anhanguera Educacional Participacoes SA	420,945	6,255
Totvs SA	373,700	6,225
Centrais Eletricas Brasileiras SA	614,000	6,080
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Prior Pfd.	331,400	5,984
EDP - Energias do Brasil SA	276,700	5,983
Cia de Saneamento Basico do Estado de Sao Paulo ADR	107,615	5,839
Klabin SA Prior Pfd.	1,567,000	5,759
Localiza Rent a Car SA	374,302	5,618
Tim Participacoes SA ADR	207,108	5,393
BR Properties SA	531,900	5,375
Hypermarcas SA	948,980	5,163
AES Tiete SA Prior Pfd.	351,100	5,027

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Odontoprev SA	307,548	4,840
Cia de Saneamento Basico do Estado de Sao Paulo	177,400	4,839
Tele Norte Leste Prior Pfd.	440,600	4,771
Multiplan Empreendimentos Imobiliarios SA	233,128	4,708
Duratex SA	844,381	4,638
Vale Fertilizantes SA Prior Pfd.	327,649	4,624
Embraer SA	671,100	4,613
Cia Paranaense de Energia ADR	222,156	4,483
Braskem SA Prior Pfd.	491,000	4,424
EcoRodovias Infraestrutura e Logistica SA	585,931	4,420
Amil Participacoes SA	425,900	4,312
Porto Seguro SA	392,700	4,211
Fibria Celulose SA ADR	461,762	4,096
TAM SA Prior Pfd.	201,183	4,019
Marcopolo SA Prior Pfd.	879,134	3,974
Tele Norte Leste ADR	353,549	3,836
* MMX Mineracao e Metalicos SA	845,891	3,740
Cia de Saneamento de Minas Gerais-COPASA	198,822	3,717
Gafisa SA	1,000,310	3,706
Rossi Residencial SA	580,276	3,691
Brookfield Incorporacoes SA	894,715	3,486
Telemar Norte Leste SA Prior Pfd.	126,400	3,447
Brasil Telecom SA Prior Pfd.	483,220	3,330
Centrais Eletricas Brasileiras SA ADR	329,034	3,274
Iochpe-Maxion SA	224,915	3,183
Sul America SA	381,500	3,109
Cia de Transmissao de Energia Electrica Paulista Prior Pfd.	106,995	3,086
Suzano Papel e Celulose SA Prior Pfd.	595,450	2,993
Brasil Telecom SA ADR	135,563	2,786
Randon Participacoes SA Prior Pfd.	429,905	2,752
Estacio Participacoes SA	220,929	2,599
Cia Paranaense de Energia Prior Pfd.	128,600	2,578
Fibria Celulose SA	275,175	2,472
Tele Norte Leste	193,700	2,390
LLX Logistica SA	1,044,133	2,335
Santos Brasil Participacoes SA	155,961	2,312
Mills Estruturas e Servicos de Engenharia SA	223,700	2,293
Confab Industrial SA Prior Pfd.	722,284	2,226
Tecnisa SA	342,849	2,177
Iguatemi Empresa de Shopping Centers SA	111,600	2,174
Marfrig Alimentos SA	493,252	2,129
Cia Brasileira de Distribuicao Grupo Pao de Acucar Prior Pfd.	53,973	2,089
Aliansce Shopping Centers SA	278,788	2,072
CPFL Energia SA ADR	78,849	2,049
Drogasil SA	325,000	2,046
Even Construtora e Incorporadora SA	539,600	2,037
B2W Cia Global Do Varejo	246,843	2,007
* Kroton Educacional SA	179,046	2,001
Arezzo Industria e Comercio SA	151,360	2,001
Gol Linhas Aereas Inteligentes SA Prior Pfd.	252,600	2,001
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	163,958	1,948
Sao Martinho SA	157,550	1,881
LPS Brasil Consultoria de Imoveis SA	99,900	1,853
Centrais Eletricas Brasileiras SA ADR	130,058	1,814
Gafisa SA ADR	241,900	1,800
Helbor Empreendimentos SA	138,507	1,779
Brasil Brokers Participacoes SA	431,400	1,749
Brasil Insurance Participacoes e Administracao SA	174,700	1,697
Fleury SA	128,918	1,646
SLC Agricola SA	161,964	1,609
Centrais Eletricas de Santa Catarina SA Prior Pfd.	69,650	1,501
Restoque Comercio e Confeccoes de Roupas SA	93,457	1,481
Cia Energetica do Ceara Prior Pfd.	72,847	1,472
Grendene SA	304,023	1,415

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Contax Participacoes SA Prior Pfd.	124,769	1,403
Eternit SA	262,520	1,385
Raia SA	96,376	1,375
Ez Tec Empreendimentos e Participacoes SA	144,779	1,316
Equatorial Energia SA	199,836	1,307
Banco Santander Brasil SA	143,700	1,297
Banco ABC Brasil SA Prior Pfd.	190,900	1,279
Sonae Sierra Brasil SA	94,270	1,246
JSL SA	222,168	1,223
Banco Industrial e Comercial SA Prior Pfd.	246,000	1,121
TAM SA ADR	54,740	1,100
* Banco Panamericano SA Prior Pfd.	237,900	1,057
Banco Daycoval SA Prior Pfd.	181,645	1,001
TPI - Triunfo Participacoes e Investimentos SA	171,649	994
Tegma Gestao Logistica	75,700	988
Cia Ferro Ligas da Bahia - Ferbasa Prior Pfd.	160,143	965
Saraiva SA Livreiros Editores Prior Pfd.	61,343	890
Cremer SA	103,330	818
JHSF Participacoes SA	314,465	813
* Vanguarda Agro SA	2,178,400	812
* Viver Incorporadora e Construtora SA	574,773	797
Autometal SA	95,916	754
Universo Online SA Prior Pfd.	65,059	715
Redentor Energia SA	185,896	644
Gol Linhas Aereas Inteligentes SA ADR	79,500	638
Eucatex SA Industria e Comercio Prior Pfd.	152,592	605
Banco Pine SA Prior Pfd.	82,007	545
* Log-in Logistica Intermodal SA	135,828	522
* Tempo Participacoes SA	290,551	513
Braskem SA ADR	27,700	500
Jereissati Participacoes SA Prior Pfd.	559,167	469
* Fertilizantes Heringer SA	77,564	462
* General Shopping Brasil SA	65,162	455
* IdeiasNet SA	283,957	447
Rodobens Negocios Imobiliarios SA	69,645	442
* Kepler Weber SA	2,890,300	421
Parana Banco SA Prior Pfd.	70,700	407
Forjas Taurus SA Prior Pfd.	358,895	374
Industrias Romi SA	92,894	347
Cia Providencia Industria e Comercio SA	94,684	331
* Lupatech SA	59,300	314
Inepar SA Industria e Construcoes Prior Pfd.	178,200	311
* Plascar Participacoes Industriais SA	206,986	292
Minerva SA	97,440	287
Profarma Distribuidora de Produtos Farmaceuticos SA	41,300	256
* Unipar Participacoes SA Prior Pfd.	1,247,800	254
Camargo Correa Desenvolvimento Imobiliario SA	113,485	247
Positivo Informatica SA	72,700	233
Bematech SA	92,598	213
Trisul SA	90,383	152
		1,913,503
Canada (8.6%)
Royal Bank of Canada	4,889,900	238,522
Toronto-Dominion Bank	3,036,050	229,147
Bank of Nova Scotia	3,692,141	194,581
Suncor Energy Inc.	5,380,790	171,397
Barrick Gold Corp.	3,421,180	168,905
Potash Corp. of Saskatchewan Inc.	2,928,954	138,639
Goldcorp Inc.	2,736,100	133,134
Canadian Natural Resources Ltd.	3,745,096	132,107
Canadian National Railway Co.	1,562,053	122,363
Bank of Montreal	1,968,400	116,297
Canadian Imperial Bank of Commerce	1,360,195	102,484
TransCanada Corp.	2,407,138	102,323

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Cenovus Energy Inc.	2,583,374	88,484
Enbridge Inc.	2,521,604	87,355
Manulife Financial Corp.	6,088,669	80,388
Teck Resources Ltd. Class B	1,990,257	79,790
Brookfield Asset Management Inc. Class A	1,925,825	55,722
Kinross Gold Corp.	3,885,900	55,399
Encana Corp.	2,525,010	54,769
Rogers Communications Inc. Class B	1,414,300	51,577
Sun Life Financial Inc.	1,977,868	49,925
Talisman Energy Inc.	3,510,290	49,797
Agrium Inc.	542,090	44,694
Imperial Oil Ltd.	1,013,900	41,990
Silver Wheaton Corp.	1,210,242	41,792
National Bank of Canada	557,300	39,776
Canadian Oil Sands Ltd.	1,658,290	38,431
Valeant Pharmaceuticals International Inc.	967,909	38,221
Yamana Gold Inc.	2,556,150	38,160
Thomson Reuters Corp.	1,285,367	38,029
Canadian Pacific Railway Ltd.	581,252	35,928
Crescent Point Energy Corp.	838,100	35,794
Eldorado Gold Corp.	1,879,100	35,310
BCE Inc.	879,021	34,843
First Quantum Minerals Ltd.	1,633,400	34,266
* Research In Motion Ltd.	1,611,318	32,590
Shoppers Drug Mart Corp.	746,200	31,368
Nexen Inc.	1,802,580	30,617
Power Corp. of Canada	1,193,900	30,065
Cameco Corp.	1,355,772	29,094
Fairfax Financial Holdings Ltd.	68,300	28,551
Magna International Inc.	747,712	28,528
Penn West Petroleum Ltd.	1,590,950	28,427
Tim Hortons Inc.	563,367	27,729
IAMGOLD Corp.	1,281,362	27,549
TELUS Corp. Class A	511,739	26,148
SNC-Lavalin Group Inc.	515,200	25,890
Shaw Communications Inc. Class B	1,267,500	25,674
Agnico-Eagle Mines Ltd.	578,299	25,087
ARC Resources Ltd.	982,500	24,988
Husky Energy Inc.	945,319	24,270
Power Financial Corp.	847,000	22,859
Great-West Lifeco Inc.	977,600	21,764
Fortis Inc.	634,100	21,439
Baytex Energy Corp.	397,157	20,994
Intact Financial Corp.	375,400	20,948
Bombardier Inc. Class B	4,928,100	20,370
Saputo Inc.	492,200	20,335
Pacific Rubiales Energy Corp.	869,200	20,266
* MEG Energy Corp.	424,600	19,152
* Ivanhoe Mines Ltd.	895,478	18,327
* New Gold Inc.	1,460,300	18,093
Canadian Utilities Ltd. Class A	298,500	18,043
Metro Inc. Class A	353,100	17,302
IGM Financial Inc.	397,700	17,173
Enerplus Corp.	616,295	17,139
Franco-Nevada Corp.	430,500	17,056
* CGI Group Inc. Class A	796,793	16,308
Canadian Tire Corp. Ltd. Class A	268,680	16,060
TransAlta Corp.	721,900	15,883
Pembina Pipeline Corp.	574,800	15,645
Loblaw Cos. Ltd.	389,600	14,912
* Osisko Mining Corp.	1,175,500	14,176
Brookfield Office Properties Inc.	855,400	14,040
Finning International Inc.	593,300	13,869
Vermilion Energy Inc.	293,000	13,804

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
* Tourmaline Oil Corp.	412,800	13,725
* Athabasca Oil Sands Corp.	1,032,300	13,391
Viterra Inc.	1,264,300	13,014
Alimentation Couche Tard Inc. Class B	423,240	12,739
Bonavista Energy Corp.	489,500	12,601
Bank of Montreal	211,176	12,495
George Weston Ltd.	178,034	12,340
* Open Text Corp.	195,114	11,943
Pengrowth Energy Corp.	1,132,900	11,821
Centerra Gold Inc.	564,900	11,199
Keyera Corp.	242,917	11,081
CI Financial Corp.	549,150	11,019
* Detour Gold Corp.	331,400	10,972
^ RioCan Real Estate Investment Trust	432,100	10,963
Onex Corp.	322,300	10,687
TMX Group Inc.	243,000	10,678
TELUS Corp.	198,100	10,659
Inmet Mining Corp.	177,800	10,614
* Precision Drilling Corp.	898,720	10,423
Gildan Activewear Inc.	398,806	10,291
* SXC Health Solutions Corp.	212,024	9,844
Pan American Silver Corp.	352,200	9,841
CAE Inc.	887,872	9,469
Petrominerales Ltd.	358,457	9,458
Peyto Exploration & Development Corp.	429,065	9,363
Industrial Alliance Insurance & Financial Services Inc.	286,856	9,333
* AuRico Gold Inc.	959,833	9,293
Progress Energy Resources Corp.	634,000	8,975
Niko Resources Ltd.	160,500	8,829
Trican Well Service Ltd.	498,300	8,814
AltaGas Ltd.	287,000	8,468
Provident Energy Ltd.	921,950	8,352
Methanex Corp.	319,315	8,233
Veresen Inc.	554,031	8,010
Atco Ltd.	129,400	7,904
Progressive Waste Solutions Ltd.	372,150	7,841
* Quadra FNX Mining Ltd.	657,400	7,585
Dollarama Inc.	201,400	7,581
* Celtic Exploration Ltd.	302,300	7,488
Alamos Gold Inc.	394,300	7,299
Canadian Western Bank	255,150	7,295
Bell Aliant Inc.	257,978	7,262
Groupe Aeroplan Inc.	623,700	7,183
* SEMAFO Inc.	926,500	7,111
* Lundin Mining Corp.	1,809,700	7,099
Daylight Energy Ltd.	717,800	7,093
Ensign Energy Services Inc.	449,500	6,760
Ritchie Bros Auctioneers Inc.	331,089	6,590
Trilogy Energy Corp.	187,200	6,378
HudBay Minerals Inc.	578,100	6,333
Astral Media Inc. Class A	180,700	6,204
* First Majestic Silver Corp.	357,000	6,064
Empire Co. Ltd. Class A	98,800	6,039
* Tahoe Resources Inc.	316,150	5,966
Sherritt International Corp.	1,019,600	5,861
* Novagold Resources Inc.	636,500	5,843
* Celestica Inc.	684,900	5,683
Silvercorp Metals Inc.	607,000	5,645
* Alacer Gold Corp.	474,516	5,475
MacDonald Dettwiler & Associates Ltd.	121,362	5,456
* Silver Standard Resources Inc.	273,756	5,345
Home Capital Group Inc. Class B	115,300	5,215
Cineplex Inc.	196,221	5,211
Just Energy Group Inc.	482,000	5,203

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
* Gabriel Resources Ltd.	731,500	5,196
Mullen Group Ltd.	258,200	5,189
Quebecor Inc. Class B	149,700	5,181
Corus Entertainment Inc. Class B	268,100	5,135
* Dundee Corp. Class A	212,500	5,106
West Fraser Timber Co. Ltd.	115,300	4,974
Toromont Industries Ltd.	263,600	4,945
^ Uranium One Inc.	1,641,400	4,940
Jean Coutu Group PJC Inc. Class A	376,500	4,816
Russel Metals Inc.	208,500	4,799
Brookfield Renewable Power Fund	174,600	4,784
* Paramount Resources Ltd. Class A	131,200	4,774
* BlackPearl Resources Inc.	991,500	4,725
* European Goldfields Ltd.	419,700	4,724
* Birchcliff Energy Ltd.	309,500	4,695
ShawCor Ltd. Class A	195,300	4,673
^ Calloway Real Estate Investment Trust	174,600	4,607
NAL Energy Corp.	517,000	4,580
* Bankers Petroleum Ltd.	839,100	4,462
AGF Management Ltd. Class B	274,700	4,404
RONA Inc.	451,900	4,352
Capital Power Corp.	163,500	4,135
Northland Power Inc.	245,679	4,077
* Westport Innovations Inc.	134,988	4,074
^ Canadian Real Estate Investment Trust	113,900	4,054
* Kirkland Lake Gold Inc.	213,961	3,999
* Legacy Oil & Gas Inc.	437,000	3,955
Boardwalk Real Estate Investment Trust	79,500	3,883
* Thompson Creek Metals Co. Inc.	538,700	3,870
* Stantec Inc.	156,500	3,848
* Minefinders Corp.	271,300	3,846
Laurentian Bank of Canada	81,000	3,736
Maple Leaf Foods Inc.	328,750	3,727
First Capital Realty Inc.	225,300	3,678
Calfrac Well Services Ltd.	114,800	3,559
Nevsun Resources Ltd.	672,233	3,547
* B2Gold Corp.	956,800	3,523
* Canfor Corp.	342,500	3,464
Davis & Henderson Corp.	202,450	3,453
* Capstone Mining Corp.	994,400	3,372
* Grande Cache Coal Corp.	339,200	3,359
Trinidad Drilling Ltd.	424,100	3,319
* Crew Energy Inc.	301,000	3,310
Major Drilling Group International	247,400	3,309
TransForce Inc.	269,380	3,251
Genworth MI Canada Inc.	145,900	3,220
* Alacer Gold Corp.	274,494	3,194
Petrobank Energy & Resources Ltd.	353,000	3,177
North West Co. Inc.	168,480	3,174
Atlantic Power Corp.	234,165	3,155
* Aurizon Mines Ltd.	557,104	3,152
* Avion Gold Corp.	1,453,129	3,105
* Rubicon Minerals Corp.	761,474	3,086
CML HealthCare Inc.	314,877	3,061
* Endeavour Silver Corp.	281,155	3,049
Wi-Lan Inc.	407,130	3,031
Pason Systems Inc.	223,000	3,025
* Advantage Oil & Gas Ltd.	560,397	2,974
Freehold Royalties Ltd.	158,700	2,973
Transcontinental Inc. Class A	228,100	2,906
Dundee Real Estate Investment Trust	87,600	2,900
Bonterra Energy Corp.	50,900	2,746
* Dundee Precious Metals Inc.	339,600	2,726
CCL Industries Inc. Class B	92,800	2,700

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
*	Neo Material Technologies Inc.	344,800	2,667
	Enerflex Ltd.	255,594	2,631
	Canadian Apartment Properties REIT	129,500	2,627
	Cogeco Cable Inc.	55,200	2,627
*	FirstService Corp.	93,646	2,617
	Superior Plus Corp.	376,100	2,604
*	Fortuna Silver Mines Inc.	405,683	2,576
	Reitmans Canada Ltd. Class A	163,830	2,569
*	Harry Winston Diamond Corp.	211,092	2,558
*	Seabridge Gold Inc.	107,808	2,537
*	Banro Corp.	595,209	2,532
	Linamar Corp.	159,500	2,531
	Innergex Renewable Energy Inc.	266,896	2,528
	PetroBakken Energy Ltd. Class A	275,000	2,505
*	Colossus Minerals Inc.	346,000	2,465
*	Anvil Mining Ltd.	340,358	2,459
	Cominar Real Estate Investment Trust	107,700	2,439
	Primaris Retail Real Estate Investment Trust	117,800	2,437
	Algonquin Power & Utilities Corp.	423,100	2,377
*	TransGlobe Energy Corp.	230,111	2,369
	Manitoba Telecom Services Inc.	73,500	2,354
*	Taseko Mines Ltd.	648,000	2,353
*	Guyana Goldfields Inc.	267,300	2,349
	Canaccord Financial Inc.	245,000	2,318
*	Savanna Energy Services Corp.	273,500	2,308
	Dorel Industries Inc. Class B	93,300	2,269
	Torstar Corp. Class B	213,800	2,239
*	Cott Corp.	316,100	2,220
*	Great Basin Gold Ltd.	1,554,700	2,184
*	OceanaGold Corp.	859,500	2,173
	Parkland Fuel Corp.	206,600	2,151
*	San Gold Corp.	1,032,236	2,133
*	Continental Gold Ltd.	259,480	2,124
*	Sabina Gold & Silver Corp.	489,800	2,123
	Genivar Inc.	91,515	2,117
*	Eastern Platinum Ltd.	3,191,000	2,081
*	Uranium Participation Corp.	356,400	1,988
	Wajax Corp.	54,714	1,977
*	Flint Energy Services Ltd.	164,800	1,976
*	Premier Gold Mines Ltd.	375,064	1,975
	Canadian Energy Services & Technology Corp.	156,661	1,954
*	Romarco Minerals Inc.	1,963,695	1,931
*	Extorre Gold Mines Ltd.	257,100	1,914
	Canyon Services Group Inc.	159,448	1,913
	NuVista Energy Ltd.	307,700	1,898
*	ATS Automation Tooling Systems Inc.	302,100	1,882
	Nordion Inc.	213,658	1,876
*	Lake Shore Gold Corp.	1,258,200	1,868
*	Great Canadian Gaming Corp.	226,500	1,863
*	Martinrea International Inc.	262,700	1,855
	Newalta Corp.	156,200	1,851
*	Torex Gold Resources Inc.	1,204,100	1,836
*	Southern Pacific Resource Corp.	1,233,960	1,820
	Allied Properties Real Estate Investment Trust	74,400	1,805
*	Bellatrix Exploration Ltd.	374,880	1,741
*	China Gold International Resources Corp. Ltd.	561,100	1,694
*	Copper Mountain Mining Corp.	317,089	1,692
	Artis Real Estate Investment Trust	127,500	1,688
	Aecon Group Inc.	185,100	1,671
	Killam Properties Inc.	154,900	1,664
*	Denison Mines Corp.	1,053,196	1,659
*	Fortress Paper Ltd.	43,022	1,651
*,^	Golden Star Resources Ltd.	835,200	1,651
*	Northern Dynasty Minerals Ltd.	201,002	1,631

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
	GMP Capital Inc.	222,400	1,589
*	Paladin Labs Inc.	41,500	1,543
*,^	Jaguar Mining Inc.	298,100	1,540
*	Keegan Resources Inc.	257,993	1,540
*	North American Palladium Ltd.	459,150	1,534
	Canfor Pulp Products Inc.	114,029	1,533
*	Imperial Metals Corp.	72,200	1,525
	Morneau Shepell Inc.	147,300	1,478
*	MAG Silver Corp.	157,099	1,474
	Northern Property Real Estate Investment Trust	50,600	1,463
*	Teranga Gold Corp.	677,789	1,462
	EnerCare Inc.	195,800	1,454
*	Alexco Resource Corp.	189,788	1,453
*,^	Swisher Hygiene Inc.	327,777	1,440
*	Sprott Resource Corp.	325,200	1,419
	Morguard Real Estate Investment Trust	92,500	1,407
	Bird Construction Inc.	131,600	1,405
	Enbridge Income Fund Holdings Inc.	71,316	1,350
*	Angle Energy Inc.	209,300	1,348
	AG Growth International Inc.	41,100	1,315
*	Ivanhoe Energy Inc.	1,063,800	1,313
	Zargon Oil & Gas Ltd.	92,300	1,303
*,^	Cline Mining Corp.	612,140	1,296
*,^	Mercator Minerals Ltd.	626,800	1,277
*	Minera Andes Inc.	665,900	1,276
*	Augusta Resource Corp.	337,745	1,254
*,^	Tanzanian Royalty Exploration Corp.	327,965	1,250
	Liquor Stores N.A. Ltd.	82,620	1,202
	Sprott Inc.	167,700	1,179
*	Atrium Innovations Inc.	87,700	1,152
*	High River Gold Mines Ltd.	860,100	1,139
	Capstone Infrastructure Corp.	185,500	1,133
*	C&C Energia Ltd.	132,900	1,119
*	Fairborne Energy Ltd.	304,700	1,088
*,^	Avalon Rare Metals Inc.	323,486	1,077
*	International Tower Hill Mines Ltd.	212,950	1,072
	Alliance Grain Traders Inc.	50,800	1,061
*	Queenston Mining Inc.	172,200	1,050
*	5N Plus Inc.	146,900	995
	Churchill Corp. Class A	64,900	980
*	Exeter Resource Corp.	266,815	964
*	Chinook Energy Inc.	602,281	943
	Cascades Inc.	205,500	938
*	BNK Petroleum Inc.	451,313	933
*	ACE Aviation Holdings Inc. Class A	87,300	906
*,^	Sino-Forest Corp.	811,800	887
	Gluskin Sheff & Associates Inc.	54,100	877
*	Pace Oil & Gas Ltd.	162,100	824
*,^	Pinetree Capital Ltd.	468,000	822
^	Extendicare Real Estate Investment Trust	109,653	821
*	Yukon-Nevada Gold Corp.	2,208,000	820
*	Aura Minerals Inc.	485,358	764
*	Sandvine Corp.	463,800	735
*	Galleon Energy Inc. Class A	248,400	698
*	Cardiome Pharma Corp.	208,878	692
*	Sierra Wireless Inc.	90,360	670
	Aastra Technologies Ltd.	41,900	662
*	Labrador Iron Mines Holdings Ltd.	94,940	657
*	Questerre Energy Corp. Class A	637,200	639
	Perpetual Energy Inc.	383,300	631
*	Connacher Oil and Gas Ltd.	1,353,500	625
*,^	Corridor Resources Inc.	250,400	618
	Sprott Resource Lending Corp.	419,642	602
	Yellow Media Inc.	1,629,300	597

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
	InnVest Real Estate Investment Trust	139,400	576
*	Smart Technologies Inc. Class A	173,599	575
*	Norbord Inc.	63,300	556
*,^	Theratechnologies Inc.	178,400	551
*	Eco Oro Minerals Corp.	217,000	549
*,^	Alterra Power Corp.	1,091,800	515
*	EXFO Inc.	80,652	490
*,^	Tethys Petroleum Ltd.	736,500	458
*,^	Migao Corp.	94,800	368
*	Boralex Inc. Class A	58,200	350
*	Hanfeng Evergreen Inc.	103,800	322
*	Calvalley Petroleums Inc. Class A	220,100	309
*	St. Andrew Goldfields Ltd.	496,100	294
*	Air Canada Class A	183,500	265
*,^	BioExx Specialty Proteins Ltd.	614,400	191
	Armtec Infrastructure Inc.	66,800	151
			4,906,991
Chile (0.4%)
	Empresas COPEC SA	1,554,716	23,833
	Cencosud SA	3,087,640	19,855
	Empresas CMPC SA	3,782,278	15,714
	Sociedad Quimica y Minera de Chile SA Class B	210,048	12,623
	Enersis SA	30,822,261	12,401
	Lan Airlines SA	461,413	11,892
	Empresa Nacional de Electricidad SA	7,436,537	11,887
	SACI Falabella	1,227,161	11,546
	CAP SA	258,029	10,032
	Banco Santander Chile ADR	88,440	7,224
	ENTEL Chile SA	363,801	7,197
	Sociedad Quimica y Minera de Chile SA ADR	120,446	7,046
	Colbun SA	23,867,502	6,489
	Empresa Nacional de Electricidad SA ADR	128,605	6,204
	Banco de Credito e Inversiones	108,917	6,091
	Enersis SA ADR	283,595	5,567
	Banco Santander Chile	69,523,520	5,379
	E.CL SA	1,767,308	4,832
	AES Gener SA	8,454,324	4,830
	Corpbanca	309,464,520	4,483
	Cia Cervecerias Unidas SA	385,966	4,352
	Vina Concha y Toro SA	1,794,944	3,543
	Sonda SA	1,012,002	2,470
	Parque Arauco SA	1,246,674	2,388
	Administradora de Fondos de Pensiones Provida SA	560,634	2,328
	Inversiones Aguas Metropolitanas SA	1,444,346	2,270
	Cia Sud Americana de Vapores SA	5,975,752	1,633
	Salfacorp SA	494,801	1,533
	Besalco SA	882,934	1,372
	Norte Grande SA	75,879,220	1,018
	Empresas Iansa SA	8,408,588	734
	Masisa SA	6,840,114	716
	Socovesa SA	1,461,070	706
	Forus SA	224,405	671
	Multiexport Foods SA	1,744,265	543
*	Enjoy SA	2,284,020	516
	Empresas La Polar SA	767,424	510
*	Cia Pesquera Camanchaca SA	4,426,768	497
*	Madeco SA	11,280,681	473
	Empresa Electrica Pilmaiquen	79,021	306
	Empresas Hites SA	292,551	250
	PAZ Corp. SA	343,260	219
			224,173
China (3.9%)
	China Mobile Ltd.	20,625,000	196,027

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
	Industrial & Commercial Bank of China	208,169,760	129,994
	China Construction Bank Corp.	164,731,340	121,034
	CNOOC Ltd.	61,239,000	115,764
	PetroChina Co. Ltd.	72,316,000	93,880
	Bank of China Ltd.	228,941,306	81,482
	Tencent Holdings Ltd.	3,461,249	80,050
	China Life Insurance Co. Ltd.	25,533,000	66,013
	China Petroleum & Chemical Corp.	57,466,000	54,347
	China Shenhua Energy Co. Ltd.	11,669,500	53,386
	Ping An Insurance Group Co.	5,905,700	43,799
	China Unicom Hong Kong Ltd.	20,163,694	40,541
	China Telecom Corp. Ltd.	47,562,000	29,365
	Belle International Holdings Ltd. Class A	14,441,000	28,322
	Agricultural Bank of China Ltd.	63,060,870	28,303
	China Merchants Bank Co. Ltd.	13,450,052	27,158
^	China Overseas Land & Investment Ltd.	14,065,680	26,027
	Hengan International Group Co. Ltd.	2,519,000	21,836
	Tingyi Cayman Islands Holding Corp.	6,680,000	18,999
	Want Want China Holdings Ltd.	20,464,500	18,974
	China Pacific Insurance Group Co. Ltd.	5,922,538	18,174
	China Coal Energy Co. Ltd.	14,162,000	17,639
	Bank of Communications Co. Ltd.	25,159,150	17,291
	Yanzhou Coal Mining Co. Ltd.	6,738,000	16,679
^	Anhui Conch Cement Co. Ltd.	4,242,000	15,425
	Dongfeng Motor Group Co. Ltd.	9,292,000	15,157
	China Resources Enterprise Ltd.	4,100,000	14,973
	Lenovo Group Ltd.	20,656,000	13,887
	China Citic Bank Corp. Ltd.	25,459,446	13,678
	China Mengniu Dairy Co. Ltd.	4,165,000	13,272
	China National Building Material Co. Ltd.	9,848,000	12,614
	China Merchants Holdings International Co. Ltd.	3,820,000	11,787
	PICC Property & Casualty Co. Ltd.	8,396,000	11,644
	China Communications Construction Co. Ltd.	15,192,000	11,459
	Jiangxi Copper Co. Ltd.	4,725,000	11,421
	Inner Mongolia Yitai Coal Co. Class B	2,070,000	11,417
	Kunlun Energy Co. Ltd.	7,694,000	10,778
	GOME Electrical Appliances Holding Ltd.	35,006,980	10,733
^	China Minsheng Banking Corp. Ltd.	12,834,800	10,455
	China Resources Power Holdings Co. Ltd.	5,681,600	10,091
	Beijing Enterprises Holdings Ltd.	1,741,500	9,637
	China Resources Land Ltd.	6,548,000	9,584
	ENN Energy Holdings Ltd.	2,506,000	9,055
	Zijin Mining Group Co. Ltd.	20,601,000	8,768
	China Oilfield Services Ltd.	5,246,000	8,738
*,^	Brilliance China Automotive Holdings Ltd.	7,754,000	8,313
^	China Yurun Food Group Ltd.	4,764,413	8,270
	COSCO Pacific Ltd.	5,662,000	7,878
	Citic Pacific Ltd.	4,343,000	7,849
^	Evergrande Real Estate Group Ltd.	18,006,883	7,787
^	GCL-Poly Energy Holdings Ltd.	23,845,000	7,697
	Guangzhou Automobile Group Co. Ltd.	7,609,883	7,592
	Sinopharm Group Co. Ltd.	2,743,200	7,467
^	Aluminum Corp. of China Ltd.	13,710,000	7,363
	Kingboard Chemical Holdings Ltd.	2,051,500	7,007
^	Weichai Power Co. Ltd.	1,367,800	6,883
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	4,400,660	6,367
	Shanghai Industrial Holdings Ltd.	1,870,000	6,122
	Parkson Retail Group Ltd.	4,778,000	6,080
^	Golden Eagle Retail Group Ltd.	2,353,000	5,914
	China Longyuan Power Group Corp.	7,084,000	5,883
	ZTE Corp.	2,039,582	5,790
	Shandong Weigao Group Medical Polymer Co. Ltd.	5,548,000	5,766
*	China Taiping Insurance Holdings Co. Ltd.	2,651,800	5,751
^	Longfor Properties Co. Ltd.	4,420,500	5,666

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
^	Country Garden Holdings Co. Ltd.	14,210,000	5,626
	Air China Ltd.	7,054,000	5,481
	Zhaojin Mining Industry Co. Ltd.	3,053,000	5,451
^	Shimao Property Holdings Ltd.	5,509,500	5,379
	China Resources Cement Holdings Ltd.	6,735,845	5,345
^	Alibaba.com Ltd.	4,419,000	5,190
	China Vanke Co. Ltd. Class B	4,606,892	5,165
	Soho China Ltd.	7,241,500	5,163
^	Sino-Ocean Land Holdings Ltd.	11,539,500	5,120
	Guangdong Investment Ltd.	8,448,000	5,086
^	Renhe Commercial Holdings Co. Ltd.	36,181,635	5,070
^	Tsingtao Brewery Co. Ltd.	996,000	5,065
	Huaneng Power International Inc.	10,896,000	4,928
^	Great Wall Motor Co. Ltd.	3,624,000	4,921
	Intime Department Store Group Co. Ltd.	3,346,000	4,802
	China BlueChemical Ltd.	5,982,000	4,688
^	China COSCO Holdings Co. Ltd.	8,679,500	4,527
	China Shanshui Cement Group Ltd.	5,904,000	4,522
	China Railway Group Ltd.	13,426,000	4,458
	China Agri-Industries Holdings Ltd.	5,555,000	4,428
	China Everbright Ltd.	2,976,000	4,412
^	Agile Property Holdings Ltd.	4,882,000	4,401
	Shanghai Electric Group Co. Ltd.	9,720,000	4,277
*,^	Byd Co. Ltd.	1,754,500	4,227
	Shougang Fushan Resources Group Ltd.	10,174,000	4,184
^	Huabao International Holdings Ltd.	6,558,000	4,166
^	CSR Corp. Ltd.	6,835,000	4,045
	China Railway Construction Corp. Ltd.	6,764,300	4,031
	Digital China Holdings Ltd.	2,440,000	3,813
	Nine Dragons Paper Holdings Ltd.	5,514,669	3,754
	China State Construction International Holdings Ltd.	4,830,000	3,720
	Jiangsu Expressway Co. Ltd.	4,290,000	3,698
	Wumart Stores Inc.	1,830,000	3,693
^	Dongfang Electric Corp. Ltd.	1,182,200	3,633
	Zhuzhou CSR Times Electric Co. Ltd.	1,540,000	3,606
^	Poly Hong Kong Investments Ltd.	7,059,000	3,541
*	Semiconductor Manufacturing International Corp.	64,234,000	3,524
*	China Southern Airlines Co. Ltd.	6,224,000	3,473
	Hengdeli Holdings Ltd.	7,588,000	3,402
*	Chongqing Rural Commercial Bank	7,649,000	3,384
^	Geely Automobile Holdings Ltd.	13,180,000	3,370
^	Skyworth Digital Holdings Ltd.	6,363,000	3,362
	Daphne International Holdings Ltd.	3,164,000	3,306
	BBMG Corp.	3,772,500	3,285
	Zhejiang Expressway Co. Ltd.	4,940,000	3,249
	Yingde Gases	3,046,000	3,248
	China Communications Services Corp. Ltd.	7,034,000	3,244
^	Guangzhou R&F Properties Co. Ltd.	3,299,600	3,206
	China Shipping Development Co. Ltd.	4,376,000	3,094
	Fosun International Ltd.	5,405,000	3,061
	China Gas Holdings Ltd.	10,598,000	3,041
	Sino Biopharmaceutical	9,668,000	2,945
	Sinopec Shanghai Petrochemical Co. Ltd.	7,892,000	2,898
^	Sany Heavy Equipment International Holdings Co. Ltd.	3,238,000	2,853
*	Minmetals Resources Ltd.	5,532,000	2,841
	Beijing Capital International Airport Co. Ltd.	6,320,000	2,838
	Yuexiu Property Co. Ltd.	18,234,000	2,814
^	Shui On Land Ltd.	9,051,699	2,809
	AviChina Industry & Technology Co. Ltd.	6,372,000	2,790
^	Sihuan Pharmaceutical Holdings Group Ltd.	6,503,000	2,749
^	Datang International Power Generation Co. Ltd.	10,598,000	2,718
^	Lonking Holdings Ltd.	6,900,000	2,713
^	Ajisen China Holdings Ltd.	1,901,000	2,698
^	Anta Sports Products Ltd.	2,946,000	2,694

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
	China International Marine Containers Group Co. Ltd. Class B	2,182,153	2,627
^	International Mining Machinery Holdings Ltd.	2,615,000	2,623
	China High Speed Transmission Equipment Group Co. Ltd.	4,068,000	2,561
^	Dongyue Group	3,229,000	2,500
	Franshion Properties China Ltd.	12,126,000	2,491
	Lee & Man Paper Manufacturing Ltd.	5,926,000	2,438
*	China Shipping Container Lines Co. Ltd.	12,808,000	2,430
*,^	Beijing Enterprises Water Group Ltd.	9,864,000	2,419
	Sinofert Holdings Ltd.	7,280,000	2,389
^	Angang Steel Co. Ltd.	3,906,000	2,383
	Harbin Electric Co. Ltd.	2,356,000	2,374
	Comba Telecom Systems Holdings Ltd.	2,784,699	2,351
^	Kingdee International Software Group Co. Ltd.	5,791,600	2,346
	CSG Holding Co. Ltd. Class B	2,715,700	2,325
	Bosideng International Holdings Ltd.	8,158,000	2,249
	Ports Design Ltd.	1,257,500	2,242
^	China Rongsheng Heavy Industries Group Holdings Ltd.	6,381,304	2,211
^	Li Ning Co. Ltd.	2,282,500	2,176
^	China Molybdenum Co. Ltd.	4,425,000	2,175
^	Uni-President China Holdings Ltd.	3,656,000	2,173
^	Metallurgical Corp. of China Ltd.	9,720,000	2,109
	Minth Group Ltd.	1,990,000	2,065
^	China Metal Recycling Holdings Ltd.	1,867,800	2,000
	KWG Property Holding Ltd.	4,516,500	1,948
	Shenzhen International Holdings Ltd.	29,692,500	1,927
	China National Materials Co. Ltd.	3,784,000	1,905
^	Maanshan Iron & Steel	6,360,000	1,894
	NVC Lighting Holdings Ltd.	4,357,000	1,892
	China Everbright International Ltd.	6,524,000	1,884
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	1,539,900	1,851
*,2	CITIC Securities Co. Ltd.	921,500	1,836
^	China Zhongwang Holdings Ltd.	5,538,800	1,832
	China Shineway Pharmaceutical Group Ltd.	1,293,000	1,805
*,^	Hi Sun Technology China Ltd.	6,198,000	1,790
*	United Energy Group Ltd.	13,432,000	1,781
^	China Lumena New Materials Corp.	8,042,000	1,770
	China Dongxiang Group Co.	9,802,000	1,753
	Shenzhou International Group Holdings Ltd.	1,352,000	1,739
^	Hopewell Highway Infrastructure Ltd.	3,121,000	1,721
	Xingda International Holdings Ltd.	2,996,000	1,716
	TCC International Holdings Ltd.	3,684,000	1,715
*,^	Hunan Non-Ferrous Metal Corp. Ltd.	6,114,000	1,681
	REXLot Holdings Ltd.	24,125,000	1,678
	Travelsky Technology Ltd.	3,389,000	1,670
	CP Pokphand Co.	15,084,000	1,656
	Vinda International Holdings Ltd.	1,423,000	1,614
	Haitian International Holdings Ltd.	1,805,000	1,604
*	Lao Feng Xiang Co. Ltd. Class B	594,495	1,582
	Shenzhen Investment Ltd.	7,174,000	1,532
	Greentown China Holdings Ltd.	2,383,000	1,528
	Hidili Industry International Development Ltd.	3,587,000	1,502
	Global Bio-Chem Technology Group Co. Ltd.	6,478,000	1,499
^	China Lilang Ltd.	1,416,000	1,491
	Asian Citrus Holdings Ltd.	2,165,000	1,489
^	West China Cement Ltd.	7,782,000	1,442
*,^	China Modern Dairy Holdings Ltd.	5,921,000	1,414
^	Chaoda Modern Agriculture Holdings Ltd.	9,913,825	1,404
*,^	China Precious Metal Resources Holdings Co. Ltd.	7,144,000	1,389
	China Travel International Inv HK	9,184,000	1,387
	PCD Stores Group Ltd.	9,210,000	1,377
	China Medical System Holdings Ltd.	1,859,000	1,365
*	Kaisa Group Holdings Ltd.	6,604,000	1,333
^	Fufeng Group Ltd.	2,475,000	1,330
^	361 Degrees International Ltd.	2,643,000	1,285

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
^	Hopson Development Holdings Ltd.	2,022,000	1,261
	China Power International Development Ltd.	5,937,000	1,256
*	Citic Resources Holdings Ltd.	8,842,600	1,250
*	Anxin-China Holdings Ltd.	5,788,000	1,230
	Silver Grant International	5,166,000	1,198
	Shougang Concord International Enterprises Co. Ltd.	17,176,000	1,194
^	VODone Ltd.	8,164,000	1,190
	First Tractor Co. Ltd.	1,288,000	1,153
	Sinotrans Shipping Ltd.	4,577,000	1,142
	Sinotrans Ltd.	5,536,000	1,142
	Jiangsu Future Land Co. Ltd. Class B	2,354,600	1,127
	Zhejiang Southeast Electric Power Co. Class B	2,319,600	1,122
	Towngas China Co. Ltd.	2,082,000	1,120
	AMVIG Holdings Ltd.	1,786,000	1,114
^	New World Department Store China Ltd.	1,660,000	1,109
^	China Water Affairs Group Ltd.	3,762,000	1,081
	GZI Real Estate Investment Trust	2,309,000	1,060
	Dazhong Transportation Group Co. Ltd. Class B	1,925,400	1,043
	Tianneng Power International Ltd.	2,222,000	1,041
	Yuexiu Transport Infrastructure Ltd.	2,398,000	1,035
	China Suntien Green Energy Corp. Ltd.	4,551,000	1,035
	Phoenix Satellite Television Holdings Ltd.	3,410,000	1,018
	Anhui Expressway Co.	1,624,000	1,016
	C C Land Holdings Ltd.	4,130,000	993
	Kingsoft Corp. Ltd.	2,240,000	990
	Shenzhen Expressway Co. Ltd.	2,312,000	973
*	Shanghai Friendship Group Inc. Ltd. Class B	645,400	970
	Biostime International Holdings Ltd.	541,500	966
	Luthai Textile Co. Ltd. Class B	1,148,100	965
^	XTEP International Holdings	2,474,500	958
	Cosco International Holdings Ltd.	2,236,000	955
	Microport Scientific Corp.	1,677,000	948
*	BYD Electronic International Co. Ltd.	2,617,500	934
	Little Sheep Group Ltd.	1,429,000	926
	TPV Technology Ltd.	3,248,000	919
	Hangzhou Steam Turbine Co. Class B	769,730	908
	Tong Ren Tang Technologies Co. Ltd.	881,000	900
*	Sino Union Energy Investment Group Ltd.	13,020,000	896
	Tianjin Port Development Holdings Ltd.	6,136,000	880
*	Pou Sheng International Holdings Ltd.	5,631,000	863
	Beijing Capital Land Ltd.	3,344,000	853
*	China Rare Earth Holdings Ltd.	3,896,000	851
	Shandong Airlines Co. Ltd.	513,664	849
^	Real Nutriceutical Group Ltd.	2,255,000	839
	China South City Holdings Ltd.	5,960,000	837
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	1,414,500	826
	TCL Communication Technology Holdings Ltd.	1,625,000	818
*	China Oil and Gas Group Ltd.	12,180,000	817
*	Tianjin Development Hldgs Ltd.	1,748,000	816
	China Wireless Technologies Ltd.	4,752,000	801
^	Peak Sport Products Co. Ltd.	2,686,000	793
^	Asia Cement China Holdings Corp.	1,650,500	781
	Weiqiao Textile Co.	1,413,500	773
*,^	Sino Oil And Gas Holdings Ltd.	20,320,000	763
	China Resources Microelectronics Ltd.	12,215,000	747
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	668,692	746
	Qingling Motors Co. Ltd.	2,676,000	736
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	985,520	736
	Xinjiang Xinxin Mining Industry Co. Ltd.	2,214,000	733
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	666,120	732
^	Yip's Chemical Holdings Ltd.	834,000	726
*	Danhua Chemical Technology Co. Ltd.	734,200	722
^	MIE Holdings Corp.	2,670,000	722
	Powerlong Real Estate Holdings Ltd.	4,661,000	709

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
^	China SCE Property Holdings Ltd.	3,415,000	701
	Hua Han Bio-Pharmaceutical Holdings Ltd.	3,064,000	683
	China Pharmaceutical Group Ltd.	2,488,000	680
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	485,600	678
	Shanghai Diesel Engine Co. Ltd. Class B	786,700	666
*	China Power New Energy Development Co. Ltd.	15,640,000	663
*	Shanghai Haixin Group Co. Class B	1,360,494	662
	Shenzhen Accord Pharmaceutical Co. Ltd. Class B	315,600	649
	Goodtop Tin International Holdings Ltd.	5,820,000	647
	Fantasia Holdings Group Co. Ltd.	6,190,500	644
	Xinhua Winshare Publishing and Media Co. Ltd.	1,462,000	644
*	Citic 21CN Co. Ltd.	7,978,000	642
	China Haidian Holdings Ltd.	6,132,000	639
	Tiangong International Co. Ltd.	3,604,000	638
^	China Singyes Solar Technologies Holdings Ltd.	1,160,000	634
^	Chaowei Power Holdings Ltd.	1,361,000	634
	Kingway Brewery Holdings Ltd.	2,494,000	629
*	Sunac China Holdings Ltd.	2,783,000	627
^	China High Precision Automation Group Ltd.	1,777,000	627
*	Shanghai Highly Group Co. Ltd. Class B	1,091,600	624
	Chongqing Machinery & Electric Co. Ltd.	3,232,000	620
	Wasion Group Holdings Ltd.	1,660,000	618
	China Merchants China Direct Investments Ltd.	466,000	613
*	Global Energy Resources International Group Ltd.	25,840,000	596
^	China Vanadium Titano - Magnetite Mining Co. Ltd.	2,886,000	595
	Ju Teng International Holdings Ltd.	3,086,000	592
*	North Mining Shares Co. Ltd.	22,250,000	589
	Chinasoft International Ltd.	2,230,000	588
	Double Coin Holdings Ltd. Class B	945,900	588
^	Beijing Jingkelong Co. Ltd.	601,000	587
^	Road King Infrastructure Ltd.	1,056,000	584
*	China CBM Group Ltd.	6,700,000	583
	China Sanjiang Fine Chemicals Co. Ltd.	1,994,000	580
	China Automation Group Ltd.	1,670,000	580
*,^	China Forestry Holdings Co. Ltd.	3,050,000	579
*,^	Golden Meditech Holdings Ltd.	5,028,000	578
^	Boshiwa International Holding Ltd.	1,924,000	575
*,^	Heng Xin China Holdings Ltd.	5,680,000	575
	China Huiyuan Juice Group Ltd.	1,819,000	569
*	Greatview Aseptic Packaging Co. Ltd.	1,512,000	561
	Sinopec Kantons Holdings Ltd.	1,102,000	554
	Pacific Online Ltd.	1,147,200	552
*	Huangshan Tourism Development Co. Ltd. Class B	431,100	549
^	Guangzhou Shipyard International Co. Ltd.	643,800	542
	Chigo Holding Ltd.	11,668,000	541
^	Heng Tai Consumables Group Ltd.	8,689,250	541
	Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	761,560	537
	Truly International Holdings	3,596,000	536
	Welling Holding Ltd.	3,041,200	533
	China Aerospace International Holdings Ltd.	6,166,000	531
^	Chiho-Tiande Group Ltd.	960,000	526
*	Shanghai Industrial Urban Development Group Ltd.	2,816,000	524
^	Shanghai Jin Jiang International Hotels Group Co. Ltd.	4,050,000	521
	Foshan Electrical and Lighting Co. Ltd. Class B	669,259	521
	Sparkle Roll Group Ltd.	5,216,000	520
^	Yashili International Holdings Ltd.	3,033,000	517
	Guangzhou Pharmaceutical Co. Ltd.	736,000	515
	China Aoyuan Property Group Ltd.	4,366,000	513
*	TCL Multimedia Technology Holdings Ltd.	1,664,000	513
*	Shanghai Dajiang Group Class B	1,319,101	501
	Loudong General Nice Resources China Holdings Ltd.	5,388,000	500
^	Yuzhou Properties Co.	1,911,000	495
	Shanghai Prime Machinery Co. Ltd.	2,990,000	493
	Dongjiang Environmental Co. Ltd.	143,200	490

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
*,^	China ITS Holdings Co. Ltd.	2,427,000	485
^	Magic Holdings International Ltd.	1,291,000	473
	Baoye Group Co. Ltd.	946,000	471
*	Kai Yuan Holdings Ltd.	20,280,000	467
*,^	CITIC Dameng Holdings Ltd.	2,660,000	465
^	Leoch International Technology Ltd.	1,412,000	462
*	Interchina Holdings Co.	8,910,000	460
*	Sinolink Worldwide Holdings Ltd.	5,914,000	458
^	China Green Holdings Ltd.	1,473,000	457
	Besunyen Holdings Co. Ltd.	2,038,000	449
	Regent Manner International Ltd.	1,856,000	449
	Wuxi Little Swan Co. Ltd. Class B	350,190	447
	DBA Telecommunication Asia Holdings Ltd.	1,504,000	446
	Eastern Communications Co. Ltd. Class B	1,013,400	440
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	535,800	434
^	China All Access Holdings Ltd.	2,062,000	433
	Minmetals Land Ltd.	3,484,000	433
*	Huadian Energy Co. Ltd. Class B	1,403,400	432
	SYP Glass Group Co. Ltd.	655,200	422
	Qunxing Paper Holdings Co. Ltd.	1,573,000	418
	Shanghai Baosight Software Co. Ltd. Class B	361,290	409
	Shandong Luoxin Pharmacy Stock Co. Ltd.	468,000	406
	Lingbao Gold Co. Ltd.	894,000	402
*	Viva China Holdings Ltd.	22,394,000	401
	International Taifeng Holdings Ltd.	854,000	399
	Tomson Group Ltd.	1,632,000	398
	Livzon Pharmaceutical Inc. Class B	206,200	397
	Zhong An Real Estate Ltd.	2,881,000	394
	Central China Real Estate Ltd.	1,728,736	388
^	Xiamen International Port Co. Ltd.	2,678,000	388
*	SVA Electron Co. Ltd. Class B	896,030	385
	China Tontine Wines Group Ltd.	3,560,000	382
*	Daqing Dairy Holdings Ltd.	1,578,000	382
^	Lijun International Pharmaceutical Holding Ltd.	3,300,000	381
	Goldlion Holdings Ltd.	979,000	379
*,^	BaWang International Group Holding Ltd.	3,256,000	370
	MIN XIN Holdings Ltd.	776,000	370
	Fiyta Holdings Ltd. Class B	248,720	366
	LK Technology Holdings Ltd.	1,170,000	354
	Royale Furniture Holdings Ltd.	1,156,000	350
*	Sino Prosper State Gold Resources Holdings Ltd.	20,630,000	349
*	Nan Hai Corp. Ltd.	79,700,000	346
*	Extrawell Pharmaceutical Holdings Ltd.	5,440,000	345
^	SRE Group Ltd.	6,694,000	345
*	China Qinfa Group Ltd.	1,764,000	343
*	Asia Energy Logistics Group Ltd.	22,050,000	339
	NetDragon Websoft Inc.	668,508	337
*	China Mining Resources Group Ltd.	22,644,000	329
	Honghua Group Ltd.	3,227,000	328
*,^	Mingyuan Medicare Development Co. Ltd.	7,170,000	327
*	PetroAsian Energy Holdings Ltd.	10,280,000	325
	Le Saunda Holdings Ltd.	820,000	325
	Beijing North Star Co. Ltd.	2,022,000	324
*	AVIC International Holding HK Ltd.	9,592,000	323
*	Trony Solar Holdings Co. Ltd.	1,562,000	322
	HKC Holdings Ltd.	7,900,000	321
	China Corn Oil Co. Ltd.	752,000	319
	Jinzhou Port Co. Ltd. Class B	615,400	316
	CPMC Holdings Ltd.	711,000	315
^	Anton Oilfield Services Group	2,328,000	313
	Zhengzhou China Resources Gas Co. Ltd.	150,000	311
*,^	Youyuan International Holdings Ltd.	996,000	310
*,^	O-Net Communications Group Ltd.	1,062,000	308
	Great Wall Technology Co. Ltd.	1,292,000	307

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
^	Solargiga Energy Holdings Ltd.	2,355,000	301
*	Catic Shenzhen Holdings Ltd.	706,000	298
^	Boer Power Holdings Ltd.	809,000	297
*	SGSB Group Co. Ltd. Class B	640,296	294
	DaChan Food Asia Ltd.	1,452,000	292
	Dawnrays Pharmaceutical Holdings Ltd.	1,008,000	289
	Guangdong Provincial Expressway Development Co. Ltd. Class B	952,700	288
	Shengli Oil&Gas Pipe Holdings Ltd.	2,836,500	278
*	China Fangda Group Co. Ltd. Class B	863,790	276
	Lai Fung Holdings Ltd.	9,212,000	270
^	Tianjin Capital Environmental Protection Group Co. Ltd.	968,000	270
*,^	Comtec Solar Systems Group Ltd.	1,456,000	268
	Jingwei Textile Machinery	470,000	265
*	Chongqing Iron & Steel Co. Ltd.	1,532,000	262
	Hainan Meilan International Airport Co. Ltd.	372,000	262
*	Richly Field China Development Ltd.	13,280,000	260
^	Xiwang Sugar Holdings Co. Ltd.	1,380,000	257
*	Shanghai Lingyun Industries Development Co. Ltd. Class B	560,600	254
	Evergreen International Holdings Ltd.	897,000	251
	Texhong Textile Group Ltd.	858,000	249
	Dynasty Fine Wines Group Ltd.	1,056,000	249
^	Huscoke Resources Holdings Ltd.	10,650,000	248
	Good Friend International Holdings Inc.	468,000	248
	China Starch Holdings Ltd.	6,605,000	246
*	Shanghai Zendai Property Ltd.	11,280,000	245
*	Tsann Kuen China Enterprise Co. Ltd. Class B	1,546,900	245
^	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.	1,008,000	245
*	Beijing Properties Holdings Ltd.	4,088,000	244
*	Hubei Sanonda Co. Ltd. Class B	657,800	244
	Inspur International Ltd.	7,000,000	244
*	Shanghai Erfangji Co. Ltd. Class B	644,000	242
	Trauson Holdings Co. Ltd.	882,000	242
	Credit China Holdings Ltd.	2,452,000	238
	Shirble Department Stores Holdings China Ltd.	1,836,000	237
*	China Communication Telecom Services Co. Ltd.	1,433,000	237
	China Glass Holdings Ltd.	1,258,000	235
*	PAX Global Technology Ltd.	1,109,000	234
	Huangshi Dongbei Electrical Appliance Co. Ltd. Class B	350,390	233
*	China LotSynergy Holdings Ltd.	16,368,000	230
*	SMI Corp. Ltd.	6,260,000	228
	Overseas Chinese Town Asia Holdings Ltd.	682,000	227
*	Hisense Kelon Electrical Holdings Co. Ltd. Class A	1,047,000	227
*	Jinan Qingqi Motorcycle Co. Class B	636,000	225
*	United Gene High-Tech Group Ltd.	17,040,000	215
	Henderson Investment Ltd.	2,951,000	215
^	Shandong Molong Petroleum Machinery Co. Ltd.	355,200	214
*	Binhai Investment Co. Ltd.	4,956,000	214
*	Jinshan Development & Construction Co. Ltd. Class B	474,400	213
	Konka Group Co. Ltd. Class B	811,400	212
	Tianyi Fruit Holdings Ltd.	1,052,000	211
	SinoMedia Holding Ltd.	648,000	209
*	Shijiazhuang Baoshi Electronic Glass Co. Ltd. Class B	274,200	206
	Shanghai Jinjiang International Travel Co. Ltd. Class B	182,300	205
^	Global Sweeteners Holdings Ltd.	1,690,000	204
^	Ausnutria Dairy Corp. Ltd.	1,045,000	203
	Sunny Optical Technology Group Co. Ltd.	853,000	201
*	Tianjin Marine Shipping Co. Ltd. Class B	497,100	200
	Hopefluent Group Holdings Ltd.	843,600	197
	Winteam Pharmaceutical Group Ltd.	1,386,000	197
*	CIMC Enric Holdings Ltd.	586,000	195
*,^	HL Technology Group Ltd.	1,150,000	193
^	Sijia Group Co.	687,000	192
*	China Textile Machinery Class B	347,692	191
	Embry Holdings Ltd.	346,000	190

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
	China Sunshine Paper Holdings Co. Ltd.	1,178,000	188
*	Shanghai Potevio Co. Ltd. Class B	345,100	188
*	China Netcom Technology Holdings Ltd.	20,715,000	188
*	Da Ming International Holdings Ltd.	976,000	187
*	Shanghai Dingli Technology Development Group Co. Ltd. Class B	333,300	187
	SPG Land Holdings Ltd.	893,000	185
	China Chengtong Development Group Ltd.	3,802,000	181
*	Shanghai Automation Instrumentation Co. Ltd. Class B	296,100	181
*	China Grand Forestry Green Resources Group Ltd.	28,858,000	180
	Huiyin Household Appliances Holdings Co. Ltd.	1,792,000	178
*	Shanghai Material Trading Co. Ltd. Class B	275,700	174
	Meike International Holdings Ltd.	1,480,000	173
*,^	Hong Kong Resources Holdings Co. Ltd.	2,688,000	173
*	China Nickel Resources Holding Co. Ltd.	1,950,000	170
	MOBI Development Co. Ltd.	1,402,000	168
*	Changchai Co. Ltd. Class B	387,400	161
*	China Energine International Holdings Ltd.	3,956,000	160
	Yantai North Andre Juice Co.	4,955,000	157
*	Beijing Development HK Ltd.	1,069,000	155
	Hefei Meiling Co. Ltd. Class B	336,720	153
*	Luoyang Glass Co. Ltd.	716,000	152
	Dalian Refrigeration Co. Ltd. Class B	212,500	152
*	Nanjing Panda Electronics Co. Ltd.	774,000	149
*	Sun King Power Electronics Group	1,806,000	148
	SIM Technology Group Ltd.	1,792,000	147
	Wafangdian Bearing Co. Ltd. Class B	225,900	146
	Shenzhen Chiwan Petroleum Class B	149,100	146
^	Real Gold Mining Ltd.	1,345,000	145
*	Enerchina Holdings Ltd.	13,365,000	144
*	Zhonglu Co. Ltd. Class B	209,800	142
	Anhui Tianda Oil Pipe Co. Ltd.	773,000	138
*	Coastal Greenland Ltd.	3,192,000	130
	Sinoref Holdings Ltd.	1,440,000	128
*	Shenzhen SEG Co. Ltd. Class B	644,000	126
	Shandong Xinhua Pharmaceutical Co. Ltd.	462,000	120
	Centron Telecom International Holdings Ltd.	826,000	117
	Shenji Group Kunming Machine Tool Co. Ltd.	382,000	116
*	China Public Healthcare Holding Ltd.	20,260,000	111
	Tak Sing Alliance Holdings Ltd.	1,398,000	110
	World Wide Touch Technology Holdings Ltd.	3,120,000	109
*	A8 Digital Music Holdings Ltd.	724,000	106
*	CNNC International Ltd.	356,000	102
*	Changfeng Axle China Co.	706,000	100
*	Media China Corp. Ltd.	6,765,000	97
^	Coslight Technology International Group Ltd.	310,000	90
	Shougang Concord Century Holdings Ltd.	1,608,000	85
	Goldbond Group Holdings Ltd.	2,410,000	84
*	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class B	246,900	75
	Qin Jia Yuan Media Services Co. Ltd.	1,260,000	70
*	Northeast Electric Development Co. Ltd.	554,000	64
			2,241,744
Colombia (0.1%)
	BanColombia SA ADR	429,334	26,782
	Ecopetrol SA ADR	199,677	8,494
	Ecopetrol SA	1,690,947	3,625
	Grupo de Inversiones Suramericana SA	48,366	850
	Almacenes Exito SA	60,779	782
	Cementos Argos SA	135,002	777
	Corp Financiera Colombiana SA	31,548	594
	Inversiones Argos SA	50,291	482
	Interconexion Electrica SA ESP	62,441	398
			42,784

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
Czech Republic (0.1%)
	CEZ AS	551,595	23,325
	Komercni Banka AS	52,047	9,958
	Telefonica Czech Republic AS	381,172	8,027
*	Unipetrol AS	252,041	2,447
	Philip Morris CR AS	2,452	1,605
*,^	Central European Media Enterprises Ltd. Class A	127,000	1,371
	Pegas Nonwovens SA	33,413	789
	Fortuna Entertainment Group NV	84,483	451
			47,973
Denmark (0.7%)
	Novo Nordisk A/S Class B	1,459,572	154,958
*	Danske Bank A/S	2,230,362	30,495
	AP Moller - Maersk A/S Class B	4,509	30,493
	Carlsberg A/S Class B	366,298	24,799
	Novozymes A/S	157,099	23,330
	DSV A/S	700,966	14,043
	AP Moller - Maersk A/S	1,888	12,155
	FLSmidth & Co. A/S	182,449	11,555
	Coloplast A/S Class B	78,208	11,373
*	Vestas Wind Systems A/S	690,679	10,707
	TDC A/S	1,271,896	10,508
*	Topdanmark A/S	44,581	7,340
	Christian Hansen Holding A/S	301,867	6,569
*	William Demant Holding A/S	80,290	6,357
*	Jyske Bank A/S	207,523	6,032
	GN Store Nord A/S	719,477	5,303
	Tryg A/S	86,863	4,829
	Sydbank A/S	238,669	4,420
^	NKT Holding A/S	81,566	3,096
	Rockwool International A/S Class B	28,686	2,799
	SimCorp A/S	16,078	2,755
	D/S Norden	94,211	2,748
^	Pandora A/S	188,563	1,803
	Royal UNIBREW A/S	31,231	1,630
*	Bang & Olufsen A/S	126,560	1,475
	ALK-Abello A/S	21,687	1,285
	Schouw & Co.	49,318	1,075
	East Asiatic Co. Ltd. A/S	40,333	945
	Dfds A/S	12,039	802
	Solar A/S Class B	18,731	772
	Auriga Industries Class B	46,982	724
	IC Companys A/S	26,082	691
*	Genmab A/S	118,198	690
	Thrane & Thrane AS	12,186	578
*	Bavarian Nordic A/S	72,564	534
*	Alm Brand A/S	224,934	326
*	TK Development	100,882	275
*,^	NeuroSearch A/S	66,650	252
*	Greentech Energy Systems	32,857	131
*	Torm A/S	83,479	91
*	Amagerbanken A/S	537,565	—
			400,743
Egypt (0.0%)
	Orascom Construction Industries GDR	276,091	11,315
*	Orascom Telecom Holding SAE GDR	1,591,123	4,367
*	Egyptian Financial Group-Hermes Holding	598,798	1,284
	Commercial International Bank Egypt SAE	253,786	1,134
*	Talaat Moustafa Group	1,864,744	1,124
	Telecom Egypt Co.	431,535	1,079
	National Societe Generale Bank SAE	85,000	378
	Egyptian Kuwaiti Holding Co. SAE	367,852	378

	Vanguard® Total International Stock Index Fund
	Schedule of Investments
	October 31, 2011

			Market
			Value
		Shares	($000)
	Egyptian Co. for Mobile Services	13,261	231
			21,290
	Exchange-Traded Fund (0.0%)
*,3	Vanguard MSCI Emerging Markets ETF	600,000	24,894

	Finland (0.7%)
	Nokia Oyj	12,856,889	86,516
	Sampo Oyj	1,448,596	39,818
	Fortum Oyj	1,518,106	36,948
	Kone Oyj Class B	534,810	29,445
	UPM-Kymmene Oyj	1,785,476	20,878
	Wartsila Oyj	572,012	17,380
	Metso Oyj	438,905	16,978
	Nokian Renkaat Oyj	374,572	13,719
	Stora Enso Oyj	1,986,175	12,572
	Elisa Oyj	483,566	10,195
	Kesko Oyj Class B	226,443	8,037
	Outotec Oyj	157,453	7,309
	Orion Oyj Class B	326,598	6,796
	YIT Oyj	371,306	5,859
	Amer Sports Oyj Class A	399,969	5,508
	Pohjola Bank plc Class A	464,993	5,347
	Neste Oil Oyj	440,990	5,336
	Kemira Oyj	344,028	4,712
	Cargotec Oyj Class B	124,815	4,177
	Konecranes Oyj	171,154	3,896
^	Outokumpu Oyj	442,932	3,744
^	Sanoma Oyj	278,968	3,743
	Sponda Oyj	822,220	3,572
	Tieto Oyj	210,622	3,335
	Huhtamaki Oyj	283,362	3,237
	Rautaruukki Oyj	296,120	3,156
	Tikkurila Oyj	131,124	2,549
	Citycon Oyj	626,405	2,307
*	Talvivaara Mining Co. plc	531,290	1,999
	Ramirent Oyj	233,521	1,999
	Stockmann OYJ Abp Class B	110,995	1,973
	Uponor Oyj	182,518	1,888
	Lassila & Tikanoja Oyj	107,111	1,670
	Vacon plc	30,175	1,519
*	M-real Oyj Class B	675,868	1,464
	Raisio plc	406,148	1,315
	Poyry Oyj	136,756	1,234
	Cramo Oyj	81,451	967
	Oriola-KD Oyj	344,574	958
	Technopolis plc	199,276	938
	PKC Group Oyj	55,694	922
	F-Secure Oyj	286,343	849
	HKScan Oyj	90,311	721
	Atria plc Class A	31,235	274
	Ponsse Oy	24,902	253
	SRV Group plc	41,374	252
			388,264
	France (5.9%)
	Total SA	7,285,177	380,120
	Sanofi	3,826,661	273,756
	BNP Paribas SA	3,291,140	146,965
	LVMH Moet Hennessy Louis Vuitton SA	869,745	144,155
	Danone	2,004,257	138,941
	Air Liquide SA	973,118	125,646
	GDF Suez	4,248,892	119,703
	France Telecom SA	6,363,324	114,405
	Schneider Electric SA	1,680,263	98,665
	AXA SA	5,971,308	96,042
	Vivendi SA	4,247,947	94,926
	L'Oreal SA	824,786	90,813
	Vinci SA	1,521,265	74,600

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Pernod-Ricard SA	681,012	63,371
Cie de St-Gobain	1,369,042	63,274
Unibail-Rodamco SE	315,294	62,683
Societe Generale SA	2,180,302	62,426
ArcelorMittal	2,933,388	60,818
Carrefour SA	1,975,696	52,273
Cie Generale d'Optique Essilor International SA	689,655	49,844
Cie Generale des Etablissements Michelin Class B	603,506	43,700
European Aeronautic Defence and Space Co. NV	1,399,188	41,247
PPR	261,368	40,558
Technip SA	339,549	32,107
^ Bouygues SA	816,514	30,496
Lafarge SA	685,336	27,749
Renault SA	657,981	27,492
Christian Dior SA	186,586	26,324
Alstom SA	705,328	26,265
SES SA	1,027,119	26,234
Credit Agricole SA	3,305,342	25,584
EDF SA	825,510	24,706
Legrand SA	674,568	23,845
Vallourec SA	384,071	23,289
Sodexo	322,349	23,275
* Alcatel-Lucent	7,931,435	21,928
Publicis Groupe SA	425,599	20,531
Cap Gemini SA	510,462	19,533
Safran SA	570,443	18,628
Casino Guichard Perrachon SA	190,497	17,838
Dassault Systemes SA	208,141	17,501
Veolia Environnement SA	1,192,573	16,886
Accor SA	506,283	16,547
Groupe Eurotunnel SA	1,807,846	16,285
Edenred	542,952	15,315
STMicroelectronics NV	2,182,011	15,121
Suez Environnement Co.	929,855	14,588
Bureau Veritas SA	185,577	14,399
Eutelsat Communications SA	337,226	13,888
SCOR SE	582,436	13,569
Arkema SA	191,594	13,021
Valeo SA	255,281	12,814
Gemalto NV	273,155	12,424
Thales SA	344,102	12,136
Peugeot SA	523,296	11,386
Klepierre	359,277	11,199
Lagardere SCA	407,484	10,916
* Cie Generale de Geophysique - Veritas	490,354	10,714
Zodiac Aerospace	133,756	10,488
Natixis	2,998,966	9,504
Aeroports de Paris	118,564	9,309
Societe BIC SA	100,228	8,944
Neopost SA	110,742	8,423
Wendel SA	112,443	8,329
AtoS	168,223	8,133
CNP Assurances	513,490	7,842
Iliad SA	65,362	7,633
Gecina SA	73,872	7,305
ICADE	80,648	7,218
Fonciere Des Regions	93,196	6,868
Imerys SA	117,353	6,677
SEB SA	75,882	6,362
Remy Cointreau SA	75,805	6,210
* JCDecaux SA	224,959	5,991
Etablissements Maurel et Prom	293,303	5,897
Societe Television Francaise 1	407,031	5,465
Eurazeo	104,927	5,004

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
	Ingenico	126,155	4,987
	CFAO SA	128,261	4,954
	Nexans SA	77,785	4,893
	Rubis	84,484	4,801
	Eiffage SA	138,780	4,707
	Faurecia	168,056	4,443
	Mercialys SA	112,257	4,180
	Havas SA	951,611	4,097
^	Bourbon SA	137,742	3,823
	Teleperformance SA	178,022	3,759
	Societe Immobiliere de Location pour l'Industrie et le Commerce	34,945	3,668
	SA des Ciments Vicat	54,938	3,590
*,^	Air France-KLM	457,258	3,473
	IPSOS	105,853	3,464
	Euler Hermes SA	47,025	3,395
	Metropole Television SA	196,358	3,357
	Orpea	70,666	3,041
	Ipsen SA	90,366	2,982
	Virbac SA	16,426	2,838
	Nexity SA	98,175	2,829
	Eramet	17,763	2,781
	APERAM	151,104	2,597
	Saft Groupe SA	82,545	2,508
^	Eurofins Scientific	26,285	2,361
	Ciments Francais SA	25,929	2,290
	Mersen	55,309	2,159
	Rallye SA	66,662	2,131
	Plastic Omnium SA	75,189	2,090
	Vilmorin & Cie	18,916	2,078
	Medica SA	100,436	2,000
	Alten Ltd.	67,526	1,923
*	UBISOFT Entertainment	310,621	1,861
*	SOITEC	364,933	1,821
*	Altran Technologies SA	356,467	1,806
^	PagesJaunes Groupe	410,644	1,752
	Faiveley Transport	23,675	1,620
	Beneteau SA	109,070	1,556
	Groupe Steria SCA	80,976	1,544
*	Club Mediterranee	77,468	1,464
*	Bull	271,939	1,286
	Sechilienne-Sidec	63,669	1,188
*	Derichebourg SA	293,596	1,169
*	GameLoft SA	209,698	1,165
	Societe d'Edition de Canal &	188,024	1,144
	Bonduelle S.C.A.	12,653	1,143
	FFP	22,138	1,035
	April	57,761	1,003
	Sopra Group SA	15,488	982
*	Altamir Amboise	103,072	954
	Societe de la Tour Eiffel	15,800	952
	Esso SA Francaise	8,779	904
	Laurent-Perrier	8,625	889
	Stallergenes SA	13,286	865
	ABC Arbitrage	96,308	861
	Fimalac	20,662	860
*	Carmat	6,017	828
	LISI	10,089	814
	Sartorius Stedim Biotech	11,981	810
*	Manitou BF SA	35,805	719
	Assystem	38,219	695
	Naturex	9,068	688
	Trigano SA	36,867	672
	Cie des Alpes	26,315	663
*	Technicolor SA	242,845	658

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
*,^	Transgene SA	54,248	656
	Pierre & Vacances	15,851	618
	Interparfums SA	19,995	604
	GL Events	22,940	582
	Boiron SA	20,364	580
*	Boursorama	66,732	577
	Entrepose Contracting	4,470	499
*	Parrot SA	20,386	480
*	Jacquet Metal Service	34,379	478
*	GFI Informatique	116,837	478
	NRJ Group	47,637	470
*	Haulotte Group SA	40,761	455
	Sword Group	25,120	453
	Seche Environnement SA	9,879	448
	Union Financiere de France BQE SA	14,426	428
*	Euro Disney SCA	61,509	423
	Cegid Group	18,060	422
	Affine SA	19,515	405
	Societe Internationale de Plantations d'Heveas SA	3,615	395
	Devoteam SA	22,524	389
*	Hi-Media SA	101,595	363
	Sequana SA	56,683	347
	Maisons France Confort	9,040	322
*	Axway Software SA	15,347	314
	Akka Technologies SA	12,767	302
*,^	Theolia SA	208,250	296
*	NicOx SA	196,939	293
	Audika Groupe	12,357	273
	Vranken - Pommery Monopole	5,904	240
*	Spir Communication	6,326	239
*	LVL Medical Groupe SA	12,687	215
*	Recylex SA	48,076	214
*	Belvedere SA	3,744	201
	Groupe Crit	8,459	180
	Acanthe Developpement SA	130,457	160
*,^	METabolic EXplorer SA	30,585	155
*	Etam Developpement SA	8,068	149
			3,397,739
Germany (5.4%)
	Siemens AG	2,823,911	296,005
	BASF SE	3,152,358	230,109
	SAP AG	3,157,856	190,949
	Bayer AG	2,838,071	180,819
	Allianz SE	1,557,820	173,326
	Daimler AG	3,100,473	157,470
	E.ON AG	6,180,537	149,044
	Deutsche Bank AG	3,190,216	131,911
	Deutsche Telekom AG	9,639,697	122,464
	Bayerische Motoren Werke AG	1,136,394	92,314
	Linde AG	580,172	91,909
	Muenchener Rueckversicherungs AG	646,701	86,606
	Volkswagen AG Prior Pfd.	496,942	86,542
	RWE AG	1,435,913	61,209
	Fresenius Medical Care AG & Co. KGaA	714,149	52,023
	Adidas AG	716,754	50,479
	Deutsche Post AG	2,905,361	44,070
	Fresenius SE & Co. KGaA	388,732	38,169
	ThyssenKrupp AG	1,325,477	37,973
	K&S AG	588,113	37,266
*	Deutsche Boerse AG	666,821	36,751
	Henkel AG & Co. KGaA Prior Pfd.	609,605	36,238
	Infineon Technologies AG	3,718,020	33,474
	Porsche Automobil Holding SE Prior Pfd.	522,438	30,435
*	Commerzbank AG	12,291,862	30,014

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
	HeidelbergCement AG	480,215	21,740
	Henkel AG & Co. KGaA	444,033	21,682
	Merck KGaA	220,841	20,608
*	Continental AG	275,799	20,566
	Metro AG	442,988	20,525
	Beiersdorf AG	344,011	19,832
	MAN SE	217,436	19,158
*	Kabel Deutschland Holding AG	306,705	17,396
	Lanxess AG	283,351	16,549
	GEA Group AG	594,983	16,315
	Volkswagen AG	101,883	15,933
	Bilfinger Berger SE	150,211	13,408
	Brenntag AG	115,107	11,581
	MTU Aero Engines Holding AG	169,334	11,339
*	QIAGEN NV	805,272	11,200
	Deutsche Lufthansa AG	787,419	10,698
	Hochtief AG	144,257	10,488
*,^	SGL Carbon SE	168,122	10,449
	Hannover Rueckversicherung AG	204,471	10,067
	Symrise AG	381,018	9,863
	Bayerische Motoren Werke AG Prior Pfd.	180,634	9,831
	Software AG	207,182	8,580
	Rhoen Klinikum AG	426,309	8,506
	Fraport AG Frankfurt Airport Services Worldwide	124,270	7,824
	United Internet AG	389,502	7,676
	Salzgitter AG	133,291	7,534
	Rheinmetall AG	137,845	7,310
	Aurubis AG	122,725	6,924
	Suedzucker AG	225,984	6,601
	Fuchs Petrolub AG Prior Pfd.	124,202	6,088
	Wincor Nixdorf AG	108,098	6,053
	ProSiebenSat.1 Media AG Prior Pfd.	267,029	5,692
	Axel Springer AG	137,526	5,558
^	Wacker Chemie AG	53,600	5,395
	Wirecard AG	331,452	5,272
	Kloeckner & Co. SE	346,539	5,165
	RWE AG Prior Pfd.	133,551	4,998
	Freenet AG	377,270	4,864
	Stada Arzneimittel AG	198,812	4,803
	Deutsche Euroshop AG	130,450	4,776
	Celesio AG	290,840	4,587
^	Aixtron SE NA	323,651	4,583
	Leoni AG	108,438	4,527
	Fielmann AG	42,821	4,499
	Gerresheimer AG	100,690	4,462
	Deutsche Wohnen AG	265,664	3,912
*	Dialog Semiconductor plc	189,886	3,655
*	Sky Deutschland AG	1,195,166	3,522
*	TUI AG	532,547	3,474
*	Aareal Bank AG	170,351	3,414
	ElringKlinger AG	117,839	3,252
	Vossloh AG	31,072	3,248
	Pfeiffer Vacuum Technology AG	31,828	3,217
	Douglas Holding AG	73,283	2,960
	Fuchs Petrolub AG	60,781	2,869
	CTS Eventim AG	84,880	2,806
	Rational AG	11,442	2,634
	Hamburger Hafen und Logistik AG	81,724	2,513
	Alstria Office REIT-AG	190,398	2,441
*	Gildemeister AG	161,845	2,350
	GFK SE	50,609	2,340
	Draegerwerk AG & Co. KGaA Prior Pfd.	22,188	2,325
	Krones AG	44,523	2,270
	Carl Zeiss Meditec AG	112,191	2,138

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
	GAGFAH SA	325,900	2,087
	Delticom AG	18,342	2,044
	BayWa AG	46,365	2,042
	Gerry Weber International AG	64,819	2,012
	Bechtle AG	50,081	1,868
	Jungheinrich AG Prior Pfd.	58,230	1,834
	Drillisch AG	159,766	1,827
*	TAG Immobilien AG	208,215	1,778
*	Morphosys AG	72,234	1,760
	Grenkeleasing AG	30,810	1,696
*	KUKA AG	83,103	1,581
	Indus Holding AG	59,848	1,562
	KWS Saat AG	7,420	1,513
	Sartorius AG Prior Pfd.	29,165	1,386
*	Deutz AG	219,773	1,374
^	Solarworld AG	280,264	1,368
*	IVG Immobilien AG	295,770	1,318
*,^	Heidelberger Druckmaschinen AG	654,670	1,286
	Sto AG Prior Pfd.	8,484	1,231
	Kontron AG	173,320	1,227
	Comdirect Bank AG	118,541	1,223
*,^	Nordex SE	196,162	1,213
	Duerr AG	26,709	1,164
*	Evotec AG	324,848	1,088
	MLP AG	157,509	1,060
	Sixt AG	50,160	1,054
	Biotest AG Prior Pfd.	19,259	1,026
	Sixt AG Prior Pfd.	57,912	1,007
	H&R AG	45,186	986
*,^	Balda AG	138,599	983
	Wacker Neuson SE	78,457	976
	XING AG	11,593	970
	STRATEC Biomedical AG	23,738	964
*	Jenoptik AG	144,725	956
*	Stroer Out-of-Home Media AG	63,554	930
	Gesco AG	11,181	902
*	ADVA AG Optical Networking	152,189	899
*	QSC AG	263,390	866
	Takkt AG	64,105	815
	Bertrandt AG	14,267	800
	VTG AG	39,696	796
	Draegerwerk AG & Co. KGaA	9,750	774
*	Tipp24 SE	16,203	754
	Deutsche Beteiligungs AG	35,205	752
*	Grammer AG	40,627	744
*	Suss Microtec AG	70,490	739
*	SAF-Holland SA	119,375	736
	PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	31,264	736
	Praktiker AG	182,902	724
	Bauer AG	30,396	701
	Centrotherm Photovoltaics AG	35,348	667
	DIC Asset AG	70,718	645
	CENTROTEC Sustainable AG	31,853	618
	Nemetschek AG	15,839	609
	Cewe Color Holding AG	14,800	575
*	zooplus AG	6,848	565
*	Singulus Technologies AG	147,248	560
	Biotest AG	9,337	537
^	Asian Bamboo AG	31,667	470
*	Borussia Dortmund GmbH & Co. KGaA	153,706	457
	CropEnergies AG	59,855	441
	Daimler AG	8,542	434
*	Patrizia Immobilien AG	74,721	410
*	Air Berlin plc	109,583	401

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
	Muehlbauer Holding AG & Co. KGaA	9,567	365
*,^	Q-Cells SE	338,177	336
	KSB AG	508	327
	Homag Group AG	26,658	312
*	Constantin Medien AG	146,557	305
	Elmos Semiconductor AG	27,308	291
	CAT Oil AG	41,536	266
^	OHB AG	15,036	259
*	Verbio AG	54,229	251
	DAB Bank AG	54,063	231
	R Stahl AG	7,005	229
*	Roth & Rau AG	6,911	209
*,^	Manz AG	6,427	193
*	Colonia Real Estate AG	40,511	190
*	Conergy AG	373,308	160
^	Phoenix Solar AG	20,079	141
	Zhongde Waste Technology AG	16,785	125
*	Solar Millennium AG	36,365	115
*	Loewe AG	22,670	99
			3,066,339
Greece (0.1%)
	Coca Cola Hellenic Bottling Co. SA	629,726	12,392
	OPAP SA	769,113	8,883
*	National Bank of Greece SA	3,087,927	7,123
	Bank of Cyprus plc	2,972,699	4,071
	Titan Cement Co. SA	190,097	3,671
	Public Power Corp. SA	411,363	3,509
	Hellenic Telecommunications Organization SA	523,594	2,881
	Hellenic Petroleum SA	290,675	2,547
*	Alpha Bank AE	1,765,386	2,348
	Hellenic Telecommunications Organization SA ADR	646,480	1,807
	JUMBO SA	319,231	1,730
	Motor Oil Hellas Corinth Refineries SA	182,146	1,639
*	Viohalco	333,538	1,500
	Folli Follie Group	112,927	1,360
*	Mytilineos Holdings SA	281,723	1,302
*	Marfin Popular Bank PCL	3,506,994	1,196
*	Piraeus Bank SA	4,043,145	1,153
*	Marfin Investment Group SA	2,046,738	1,109
	Hellenic Exchanges SA	209,982	1,026
*	EFG Eurobank Ergasias SA	1,098,815	1,009
	Ellaktor SA	393,917	734
	Frigoglass SA	93,202	733
	Metka SA	74,219	694
*	Fourlis Holdings SA	146,358	631
	Intralot SA-Integrated Lottery Systems & Services	371,256	533
*	National Bank of Greece SA ADR	840,518	455
	Athens Water Supply & Sewage Co. SA	94,761	389
	Piraeus Port Authority	21,830	352
*	Agricultural Bank of Greece	1,004,122	335
	Eurobank Properties Real Estate Investment Co.	50,776	288
	GEK Terna Holding Real Estate Construction SA	184,045	254
*	TT Hellenic Postbank SA	509,250	251
	Terna Energy SA	94,502	238
*	Sidenor Steel Products Manufacturing Co. SA	91,272	223
*	Geniki Bank	262,913	106
	Thessaloniki Water Supply & Sewage Co. SA	23,335	100
*	Attica Bank	225,789	70
			68,642
Hong Kong (1.9%)
	AIA Group Ltd.	28,898,217	88,363
	Hutchison Whampoa Ltd.	7,304,000	66,806
	Sun Hung Kai Properties Ltd.	4,850,000	66,779
	Hong Kong Exchanges and Clearing Ltd.	3,509,500	59,493

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
	Cheung Kong Holdings Ltd.	4,768,000	59,104
	CLP Holdings Ltd.	6,603,500	58,825
	Li & Fung Ltd.	19,366,000	37,322
	Hong Kong & China Gas Co. Ltd.	16,286,080	36,718
	Power Assets Holdings Ltd.	4,758,500	36,159
	Hang Seng Bank Ltd.	2,627,400	33,879
	Hang Lung Properties Ltd.	8,419,000	30,660
	BOC Hong Kong Holdings Ltd.	12,695,000	30,188
	Swire Pacific Ltd. Class A	2,487,500	28,744
	Wharf Holdings Ltd.	5,196,700	27,643
	Link REIT	7,680,500	26,377
*	Sands China Ltd.	8,293,000	24,922
	Henderson Land Development Co. Ltd.	3,565,000	19,486
^	Bank of East Asia Ltd.	5,277,620	19,309
	Hang Lung Group Ltd.	3,017,000	18,336
	MTR Corp.	4,982,000	16,082
	Wynn Macau Ltd.	5,329,600	14,933
	Sino Land Co. Ltd.	9,080,000	14,353
	Shangri-La Asia Ltd.	4,867,500	9,777
	SJM Holdings Ltd.	5,632,000	9,654
	Wheelock & Co. Ltd.	3,124,000	9,179
	Kerry Properties Ltd.	2,460,500	9,030
	New World Development Co. Ltd.	8,304,000	8,748
*,^,2	Galaxy Entertainment Group Ltd.	4,289,000	8,674
	Cheung Kong Infrastructure Holdings Ltd.	1,551,000	8,308
	First Pacific Co. Ltd.	7,310,000	7,616
	Hysan Development Co. Ltd.	2,161,000	7,541
^	ASM Pacific Technology Ltd.	683,300	7,503
	Cathay Pacific Airways Ltd.	4,076,000	7,399
	Yue Yuen Industrial Holdings Ltd.	2,539,000	7,231
	NWS Holdings Ltd.	4,682,886	7,101
	Esprit Holdings Ltd.	4,271,769	6,178
	Television Broadcasts Ltd.	962,000	5,543
	PCCW Ltd.	13,691,000	5,471
	Wing Hang Bank Ltd.	601,500	5,432
	Lifestyle International Holdings Ltd.	1,995,000	5,341
	AAC Technologies Holdings Inc.	2,322,000	5,315
	Hopewell Holdings Ltd.	1,987,500	5,162
^	VTech Holdings Ltd.	545,000	5,089
*	Foxconn International Holdings Ltd.	7,383,000	4,945
^	Luk Fook Holdings International Ltd.	1,014,000	4,347
	Giordano International Ltd.	5,184,000	3,910
^	Xinyi Glass Holdings Ltd.	5,584,000	3,518
	Champion REIT	8,356,000	3,447
	Johnson Electric Holdings Ltd.	5,856,000	3,432
	Orient Overseas International Ltd.	760,000	3,430
	Dah Chong Hong Holdings Ltd.	2,804,000	3,405
	Stella International Holdings Ltd.	1,470,500	3,323
*	G-Resources Group Ltd.	54,999,971	3,317
^	Techtronic Industries Co.	3,766,500	3,259
	Chow Sang Sang Holdings International Ltd.	1,041,000	3,211
	Hongkong & Shanghai Hotels	2,282,500	3,040
	Trinity Ltd.	3,280,000	2,973
	Texwinca Holdings Ltd.	2,040,000	2,584
	Cafe de Coral Holdings Ltd.	1,126,000	2,541
	Pacific Basin Shipping Ltd.	5,496,000	2,506
	SmarTone Telecommunications Holding Ltd.	1,252,500	2,313
^	Melco International Development Ltd.	2,692,000	2,152
	Great Eagle Holdings Ltd.	931,000	2,068
	SA SA International Holdings Ltd.	3,240,000	1,926
	Brightoil Petroleum Holdings Ltd.	7,813,000	1,895
	Hong Kong Aircraft Engineering Co. Ltd.	147,200	1,836
	Hutchison Telecommunications Hong Kong Holdings Ltd.	4,996,000	1,776
	Vitasoy International Holdings Ltd.	2,514,000	1,768

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
	Shun Tak Holdings Ltd.	3,716,000	1,726
	Emperor Watch & Jewellery Ltd.	10,320,000	1,680
^	Silver base Group Holdings Ltd.	1,398,000	1,489
^	United Laboratories International Holdings Ltd.	1,858,000	1,439
*	New World Development Co. Ltd. Rights	4,151,000	1,416
	Value Partners Group Ltd.	2,339,000	1,346
	Dah Sing Financial Holdings Ltd.	422,800	1,313
	Singamas Container Holdings Ltd.	5,580,000	1,293
	Midland Holdings Ltd.	2,596,000	1,273
	Kingston Financial Group Ltd.	11,914,000	1,265
*	Mongolia Energy Corp. Ltd.	12,886,000	1,237
	Dah Sing Banking Group Ltd.	1,229,600	1,196
	Kowloon Development Co. Ltd.	1,139,000	1,096
	Sunlight Real Estate Investment Trust	3,524,000	1,022
	EVA Precision Industrial Holdings Ltd.	3,926,000	1,014
	IT Ltd.	1,616,000	1,006
*,^	Sateri Holdings Ltd.	2,628,000	970
	TAI Cheung Holdings	1,398,000	966
*	CST Mining Group Ltd.	68,848,000	955
^	K Wah International Holdings Ltd.	3,431,000	927
^	Mingfa Group International Co. Ltd.	3,187,000	901
^	SOCAM Development Ltd.	912,353	871
*	Apollo Solar Energy Technology Holdings Ltd.	24,672,000	869
*	China Daye Non-Ferrous Metals Mining Ltd.	15,462,000	847
*	Sinopoly Battery Ltd.	17,760,000	821
	HKR International Ltd.	1,948,800	806
	Pacific Textile Holdings Ltd.	1,429,000	804
	Citic Telecom International Holdings Ltd.	3,575,000	793
	Regal Real Estate Investment Trust	3,136,000	734
	Prosperity REIT	3,458,000	706
^	Man Wah Holdings Ltd.	1,264,800	704
	Chong Hing Bank Ltd.	344,000	651
	City Telecom HK Ltd.	1,279,000	615
*	Ruifeng Petroleum Chemical Holdings Ltd.	6,516,000	601
	Far East Consortium International Ltd.	3,428,000	595
*	Jinchuan Group International Resources Co. Ltd.	2,531,000	584
	China Resources and Transportation Group Ltd.	16,400,000	582
	Bonjour Holdings Ltd.	3,652,000	582
	Hutchison Harbour Ring Ltd.	6,762,000	577
	Emperor International Holdings	3,431,333	574
	Regal Hotels International Holdings Ltd.	1,734,000	573
*,^	IRC Ltd.	3,464,000	524
*	China WindPower Group Ltd.	11,330,000	524
	SITC International Holdings Co. Ltd.	2,011,949	520
	Newocean Energy Holdings Ltd.	2,610,000	517
*	Ming Fung Jewellery Group Ltd.	7,075,115	510
	Glorious Sun Enterprises Ltd.	1,496,000	495
*,^	Fook Woo Group Holdings Ltd.	2,620,000	495
	CSI Properties Ltd.	20,140,000	494
*	eSun Holdings Ltd.	2,622,000	493
	Pearl Oriental Innovation Ltd.	4,742,000	483
	Get Nice Holdings Ltd.	10,764,000	478
	Prosperity International Holdings HK Ltd.	7,980,000	462
	Pico Far East Holdings Ltd.	2,464,000	439
^	Lee & Man Holding Ltd.	650,000	438
*	Pacific Century Premium Developments Ltd.	2,816,000	426
	Liu Chong Hing Investment	432,000	416
*	Titan Petrochemicals Group Ltd.	10,180,000	408
	Dickson Concepts International Ltd.	698,000	402
	Public Financial Holdings Ltd.	938,000	399
*	Lai Sun Development	18,974,000	397
*	China Properties Group Ltd.	1,537,000	389
*	Tom Group Ltd.	4,450,000	373
*	Apac Resources Ltd.	9,940,000	372

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
	CK Life Sciences International Holdings Inc.	8,230,000	360
	Pacific Andes International Holdings Ltd.	3,504,000	339
*	VST Holdings Ltd.	2,108,000	335
	Guotai Junan International Holdings Ltd.	1,168,000	328
*	Sino-Tech International Holdings Ltd.	28,420,000	328
	Paliburg Holdings Ltd.	1,022,000	322
^	Costin New Materials Group Ltd.	663,000	307
	Century City International Holdings Ltd.	4,668,000	302
	Regent Pacific Group Ltd.	9,190,000	296
^	Goodbaby International Holdings Ltd.	1,066,000	290
	Kosmopolito Hotels International Ltd.	1,827,645	282
	Chen Hsong Holdings	720,000	282
	Polytec Asset Holdings Ltd.	3,175,000	278
	Neo-Neon Holdings Ltd.	1,515,500	259
^	Victory City International Holdings Ltd.	2,376,000	256
	Samson Holding Ltd.	2,471,000	253
	Shenyin Wanguo HK Ltd.	790,000	237
	Haitong International Securities Group Ltd.	608,000	237
	First Shanghai Investments Ltd.	2,632,000	232
*	Richfield Group Holdings Ltd.	3,680,000	216
*	Zhuguang Holdings Group Co. Ltd.	1,616,000	208
	Soundwill Holdings Ltd.	187,746	203
*	King Stone Energy Group Ltd.	1,855,000	195
*	Dejin Resources Group Co. Ltd.	18,103,120	189
*	Rising Development Holdings Ltd.	1,392,000	185
*	Next Media Ltd.	2,036,000	177
*,^	Burwill Holdings Ltd.	8,150,000	165
	Sing Tao News Corp. Ltd.	1,026,000	161
*	China Energy Development Holdings Ltd.	11,430,000	159
	Oriental Press Group	1,474,000	156
*	Theme International Holdings Ltd.	4,200,000	153
*	Sun Innovation Holdings Ltd.	8,150,000	142
	China Ting Group Holdings Ltd.	1,962,000	133
	Win Hanverky Holdings Ltd.	1,394,000	119
*	Neo Telemedia Ltd.	3,400,000	91
	Luks Group Vietnam Holdings Co. Ltd.	382,000	82
*	Artel Solutions Group Holdings Ltd.	3,620,000	67
*	China Renewable Energy Investment Ltd.	450,300	20
*	Kingboard Chemical Holdings Ltd. Warrants Exp. 10/31/2012	117,650	16
			1,096,928
Hungary (0.1%)
	OTP Bank plc	816,764	12,807
*	MOL Hungarian Oil and Gas plc	142,205	11,008
	Richter Gedeon Nyrt	48,467	7,786
	Magyar Telekom Telecommunications plc	1,580,852	3,652
	Egis Gyogyszergyar Nyrt	12,482	1,015
*	CIG Pannonia Life Insurance plc	176,526	495
*,^	FHB Mortgage Bank plc	137,399	312
*	Fotex Holding SE	78,093	102
			37,177
India (1.8%)
	Infosys Ltd.	1,470,532	86,027
	Reliance Industries Ltd.	4,485,301	80,301
	Housing Development Finance Corp.	3,715,185	52,267
	ICICI Bank Ltd.	2,163,751	40,793
	HDFC Bank Ltd.	3,911,385	38,996
	Tata Consultancy Services Ltd.	1,610,250	36,618
	ITC Ltd.	7,708,406	33,611
	Hindustan Unilever Ltd.	2,948,827	22,708
	Tata Motors Ltd.	5,187,126	20,917
	Larsen & Toubro Ltd.	706,364	20,370
	Mahindra & Mahindra Ltd.	1,049,403	18,519
	Axis Bank Ltd.	776,696	18,351
	Oil & Natural Gas Corp. Ltd.	2,643,253	15,017

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Jindal Steel & Power Ltd.	1,273,353	14,590
HDFC Bank Ltd. ADR	436,115	13,807
Bharat Heavy Electricals Ltd.	2,009,045	13,044
Hero Motocorp Ltd.	271,888	12,123
Sterlite Industries India Ltd.	4,594,045	12,015
Coal India Ltd.	1,727,296	11,713
GAIL India Ltd.	1,314,254	11,350
ICICI Bank Ltd. ADR	304,255	11,306
Sun Pharmaceutical Industries Ltd.	1,057,582	10,885
Hindalco Industries Ltd.	3,813,091	10,538
Bajaj Auto Ltd.	295,341	10,443
Tata Steel Ltd.	1,048,915	10,326
Kotak Mahindra Bank Ltd.	942,236	9,853
Wipro Ltd.	1,277,492	9,583
Infrastructure Development Finance Co. Ltd.	3,259,468	8,797
Power Grid Corp. of India Ltd.	3,846,812	8,243
Adani Enterprises Ltd.	744,086	7,266
NTPC Ltd.	1,969,892	7,217
DLF Ltd.	1,437,538	7,068
Tata Power Co. Ltd.	3,339,810	6,849
Dr Reddy's Laboratories Ltd.	200,224	6,782
State Bank of India	173,408	6,743
Cipla Ltd.	1,112,261	6,718
Ambuja Cements Ltd.	2,064,898	6,544
Asian Paints Ltd.	99,629	6,454
Ultratech Cement Ltd.	236,438	5,581
Maruti Suzuki India Ltd.	234,603	5,394
Shriram Transport Finance Co. Ltd.	422,620	5,289
Dr Reddy's Laboratories Ltd. ADR	159,359	5,283
United Spirits Ltd.	292,839	5,248
HCL Technologies Ltd.	576,405	5,207
Jaiprakash Associates Ltd.	3,294,456	5,181
Sesa Goa Ltd.	1,176,648	4,964
Lupin Ltd.	494,536	4,757
Mundra Port and Special Economic Zone Ltd.	1,399,659	4,691
LIC Housing Finance Ltd.	953,321	4,558
ACC Ltd.	180,503	4,410
Ranbaxy Laboratories Ltd.	425,527	4,364
Wipro Ltd. ADR	416,293	4,354
Siemens Ltd.	236,147	4,132
JSW Steel Ltd.	298,154	3,979
Zee Entertainment Enterprises Ltd.	1,539,531	3,840
Bharat Petroleum Corp. Ltd.	296,585	3,791
* Reliance Power Ltd.	1,910,977	3,723
Rural Electrification Corp. Ltd.	1,005,575	3,696
Federal Bank Ltd.	434,674	3,686
Reliance Infrastructure Ltd.	357,008	3,377
Titan Industries Ltd.	731,868	3,249
Steel Authority of India Ltd.	1,390,813	3,182
IndusInd Bank Ltd.	528,193	3,093
* Unitech Ltd.	4,879,420	2,988
Reliance Communications Ltd.	1,835,714	2,983
Dabur India Ltd.	1,440,601	2,982
* Satyam Computer Services Ltd.	2,020,045	2,924
Canara Bank	302,999	2,889
Aditya Birla Nuvo Ltd.	152,536	2,805
Bank of India	387,237	2,633
Apollo Hospitals Enterprise Ltd.	237,540	2,531
Reliance Capital Ltd.	328,958	2,479
United Phosphorus Ltd.	748,722	2,240
Bharat Forge Ltd.	362,439	2,218
* Dish TV India Ltd.	1,336,356	2,069
Indiabulls Financial Services Ltd.	643,059	2,008
* Suzlon Energy Ltd.	2,496,913	1,957

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
State Bank of India GDR	24,227	1,896
* GMR Infrastructure Ltd.	3,306,611	1,865
Ashok Leyland Ltd.	3,204,340	1,793
Tata Global Beverages Ltd.	948,146	1,793
Piramal Healthcare Ltd.	237,784	1,753
Bajaj Holdings and Investment Ltd.	112,284	1,701
Bajaj Finserv Ltd.	150,350	1,664
Jain Irrigation Systems Ltd.	643,016	1,638
Indiabulls Real Estate Ltd.	1,006,385	1,540
Indian Hotels Co. Ltd.	1,064,596	1,521
* MAX India Ltd.	350,204	1,355
Opto Circuits India Ltd.	260,447	1,338
Shree Renuka Sugars Ltd.	1,116,905	1,305
Jammu & Kashmir Bank Ltd.	74,855	1,290
* Sterling International Enterprises Ltd.	330,011	1,279
Sintex Industries Ltd.	529,863	1,274
ING Vysya Bank Ltd.	180,494	1,240
* Housing Development & Infrastructure Ltd.	605,893	1,231
Hexaware Technologies Ltd.	673,602	1,228
Andhra Bank	497,059	1,209
Biocon Ltd.	163,816	1,177
Bombay Rayon Fashions Ltd.	196,114	1,161
Jindal Saw Ltd.	369,633	1,149
Redington India Ltd.	571,742	1,112
Emami Ltd.	134,471	1,104
IFCI Ltd.	1,520,638	1,021
Educomp Solutions Ltd.	183,662	1,015
Indraprastha Gas Ltd.	118,294	1,009
Aurobindo Pharma Ltd.	381,733	999
Gujarat Gas Co. Ltd.	111,402	976
Hindustan Construction Co.	1,625,559	974
Gujarat State Petronet Ltd.	472,069	963
Financial Technologies India Ltd.	63,975	958
CESC Ltd.	170,012	958
REI Agro Ltd.	1,981,679	951
South Indian Bank Ltd.	1,955,175	949
Shree Cement Ltd.	24,347	947
India Cements Ltd.	574,827	942
Gujarat State Fertilisers & Chemicals Ltd.	96,998	942
* Arvind Ltd.	416,477	933
Gujarat Fluorochemicals	82,729	903
* Jubilant Foodworks Ltd.	54,685	901
Videocon Industries Ltd.	250,963	900
IRB Infrastructure Developers Ltd.	267,440	896
Great Eastern Shipping Co. Ltd.	187,139	896
Cox & Kings Ltd.	198,210	878
* Pipavav Defence & Offshore Engineering Co. Ltd.	499,387	878
Gujarat Mineral Development Corp. Ltd.	243,825	876
Eicher Motors Ltd.	25,207	873
Manappuram Finance Ltd.	699,466	847
Areva T&D India Ltd.	194,127	838
Thermax Ltd.	88,454	838
Bata India Ltd.	56,066	831
Monnet Ispat & Energy Ltd.	88,328	826
McLeod Russel India Ltd.	156,798	823
EID Parry India Ltd.	180,804	823
Syndicate Bank	370,120	818
Ruchi Soya Industries Ltd.	363,620	818
Strides Arcolab Ltd.	100,710	815
India Infoline Ltd.	534,375	810
Amtek Auto Ltd.	308,243	803
Punj Lloyd Ltd.	660,498	801
Rallis India Ltd.	241,853	795
PTC India Ltd.	544,741	784

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Gitanjali Gems Ltd.	110,250	784
Rajesh Exports Ltd.	255,387	779
Havells India Ltd.	106,947	775
Raymond Ltd.	95,389	758
Orissa Minerals Development Co. Ltd.	791	755
Dewan Housing Finance Corp. Ltd.	158,223	735
Torrent Pharmaceuticals Ltd.	61,855	733
Core Education & Technologies Ltd.	126,524	732
* Fortis Healthcare India Ltd.	287,682	732
* Wockhardt Ltd.	79,658	724
Tube Investments Of India	248,861	711
EIH Ltd.	367,137	704
UTV Software Communications Ltd.	35,737	703
Welspun Corp. Ltd.	318,146	697
SKF India Ltd.	51,271	693
Voltas Ltd.	338,287	691
Sobha Developers Ltd.	133,370	690
Bajaj Hindusthan Ltd.	880,127	687
Phoenix Mills Ltd.	167,326	687
Chambal Fertilizers & Chemicals Ltd.	372,084	686
* GVK Power & Infrastructure Ltd.	2,354,823	684
Alstom Projects India Ltd.	62,479	679
UCO Bank	441,959	679
Karur Vysya Bank Ltd.	82,935	671
Berger Paints India Ltd.	324,244	664
NCC Ltd.	593,283	644
Karnataka Bank Ltd.	348,277	639
Century Textiles & Industries Ltd.	95,938	632
Jubilant Life Sciences Ltd.	153,211	613
Godrej Industries Ltd.	146,155	606
IVRCL Ltd.	712,193	602
Maharashtra Seamless Ltd.	86,697	599
Pfizer Ltd.	21,726	595
Apollo Tyres Ltd.	489,898	574
* JSW ISPAT Steel Ltd.	2,061,900	567
TTK Prestige Ltd.	10,454	562
Ipca Laboratories Ltd.	107,426	560
Jagran Prakashan Ltd.	250,337	558
Rolta India Ltd.	317,890	540
Sunteck Realty Ltd.	71,785	529
* KSK Energy Ventures Ltd.	246,463	518
Ballarpur Industries Ltd.	844,181	512
VIP Industries Ltd.	140,975	501
* Parsvnath Developers Ltd.	304,956	500
Abbott India Ltd.	16,727	497
Shoppers Stop Ltd.	69,205	494
Gateway Distriparks Ltd.	158,758	483
Gujarat NRE Coke Ltd.	944,054	478
SREI Infrastructure Finance Ltd.	654,035	477
NIIT Technologies Ltd.	100,945	476
Alok Industries Ltd.	1,099,570	473
Bayer CropScience Ltd.	27,527	471
Amtek India Ltd.	156,085	464
TVS Motor Co. Ltd.	325,793	458
ABG Shipyard Ltd.	51,203	454
BASF India Ltd.	37,112	454
HCL Infosystems Ltd.	341,748	454
Vijaya Bank	355,907	444
Kwality Dairy India Ltd.	120,290	443
CMC Ltd.	26,646	442
AIA Engineering Ltd.	69,415	441
Bajaj Finance Ltd.	31,096	435
S Kumars Nationwide Ltd.	525,960	427
* Gujarat Pipavav Port Ltd.	291,917	427

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Pantaloon Retail India Ltd.	105,000	416
MRF Ltd.	2,915	407
Sundaram Finance Ltd.	38,951	404
Balrampur Chini Mills Ltd.	369,329	403
Prestige Estates Projects Ltd.	199,941	400
Novartis India Ltd.	23,220	399
State Bank of Travancore	32,344	399
Tulip Telecom Ltd.	124,890	384
* Tata Teleservices Maharashtra Ltd.	1,063,364	383
Sterling Biotech Ltd.	272,385	371
Glodyne Technoserve Ltd.	50,846	362
* Hathway Cable and Datacom Ltd.	143,463	347
Lakshmi Machine Works Ltd.	8,644	342
Dena Bank	205,970	339
Orchid Chemicals & Pharmaceuticals Ltd.	99,237	336
Infosys Ltd. ADR	5,725	335
Supreme Industries Ltd.	85,132	334
Birla Corp. Ltd.	50,657	333
State Bank of Bikaner & Jaipur	40,983	332
Anant Raj Industries Ltd.	294,201	325
Madras Cements Ltd.	154,316	320
* Whirlpool of India Ltd.	71,869	318
Greaves Cotton Ltd.	169,824	309
BEML Ltd.	28,429	308
eClerx Services Ltd.	20,045	307
Nava Bharat Ventures Ltd.	85,032	301
Trent Ltd.	13,500	300
Tata Investment Corp. Ltd.	30,275	300
Arrow Webtex Ltd.	147,588	298
* Uttam Galva Steels Ltd.	186,236	296
KPIT Cummins Infosystems Ltd.	89,406	294
* Mahanagar Telephone Nigam	448,634	288
* Sun Pharma Advanced Research Co. Ltd.	167,399	283
* Sujana Towers Ltd.	561,895	275
Bajaj Electricals Ltd.	68,698	273
Bombay Dyeing & Manufacturing Co. Ltd.	31,098	273
City Union Bank Ltd.	290,759	271
Kemrock Industries & Exports Ltd.	25,655	271
Clariant Chemicals India Ltd.	19,759	269
SRF Ltd.	42,666	266
Edelweiss Financial Services Ltd.	489,466	266
* Development Credit Bank Ltd.	288,897	265
Blue Star Ltd.	61,674	262
Unichem Laboratories Ltd.	98,237	259
Zydus Wellness Ltd.	22,259	259
Prism Cement Ltd.	286,759	258
Aban Offshore Ltd.	28,848	254
* BF Utilities Ltd.	24,986	254
* TV18 Broadcast Ltd.	269,814	251
* Jet Airways India Ltd.	47,718	251
FDC Ltd.	129,761	245
Escorts Ltd.	139,878	243
Amara Raja Batteries Ltd.	58,387	243
Navneet Publications India Ltd.	177,002	242
Kalpataru Power Transmission Ltd.	107,694	241
* Himachal Futuristic Communications	876,717	236
Zuari Industries Ltd.	19,189	236
Gruh Finance Ltd.	20,918	234
Radico Khaitan Ltd.	90,354	231
* Oswal Chemical & Fertilizers	187,811	230
NIIT Ltd.	231,147	227
Uflex Ltd.	62,820	226
Deepak Fertilizers & Petrochemicals Corp. Ltd.	65,290	226
Gammon India Ltd.	169,161	225

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Usha Martin Ltd.	332,841	225
Peninsula Land Ltd.	260,472	223
Geodesic Ltd.	183,928	221
* JSL Stainless Ltd.	116,043	221
Polaris Software Lab Ltd.	72,774	218
Praj Industries Ltd.	122,701	214
* Hindustan Oil Exploration Co. Ltd.	86,584	211
* SKS Microfinance Ltd.	51,013	210
Mahindra Lifespace Developers Ltd.	33,479	210
Punjab & Sind Bank	135,939	208
Karuturi Global Ltd.	1,978,369	208
Gujarat Narmada Valley Fertilizers Co. Ltd.	109,481	208
MindTree Ltd.	25,295	207
Cholamandalam Investment and Finance Co. Ltd.	62,644	206
* Mercator Lines Ltd.	370,865	204
Sterlite Technologies Ltd.	249,505	201
KEC International Ltd.	170,144	200
Hotel Leela Venture Ltd.	238,890	192
Everonn Education Ltd.	24,457	190
* Deccan Chronicle Holdings Ltd.	175,067	185
* SE Investments Ltd.	76,035	183
Vardhman Textiles Ltd.	43,714	183
Grindwell Norton Ltd.	34,946	183
Orient Paper & Industries Ltd.	146,364	180
Graphite India Ltd.	117,261	177
Jai Corp. Ltd.	101,667	174
Dhanlaxmi Bank Ltd.	129,936	173
Monsanto India Ltd.	10,448	170
Bilcare Ltd.	25,282	165
Ingersoll-Rand India Ltd.	16,369	164
Elgi Equipments Ltd.	112,520	161
Time Technoplast Ltd.	122,258	158
Elder Pharmaceuticals Ltd. Class A	18,882	156
Persistent Systems Ltd.	23,583	154
Gujarat Industries Power Co. Ltd.	92,501	153
Jyothy Laboratories Ltd.	50,569	148
Sundram Fasteners Ltd.	123,635	148
* Merck Ltd.	10,931	148
Ansal Properties & Infrastructure Ltd.	194,615	145
* Triveni Turbine Ltd.	177,416	144
Nagarjuna Fertilizers & Chemicals	283,754	137
* Electrosteel Steels Ltd.	1,132,315	137
Great Offshore Ltd.	51,967	137
* Asahi India Glass Ltd.	105,677	137
Jyoti Structures Ltd.	102,467	131
* C Mahendra Exports Ltd.	36,566	130
* Network 18 Media & Investments Ltd.	98,956	129
* SpiceJet Ltd.	264,169	128
Rain Commodities Ltd.	208,870	128
* HeidelbergCement India Ltd.	181,561	125
Kesoram Industries Ltd.	47,614	124
Gokul Refoils & Solvent Ltd.	64,322	123
Jindal Poly Films Ltd.	25,478	120
IL & FS Investment Managers Ltd.	197,191	119
Finolex Industries Ltd.	89,811	118
Shiv-Vani Oil & Gas Exploration Services Ltd.	27,023	113
Lakshmi Vilas Bank Ltd.	55,693	113
Hindustan Media Ventures Ltd.	40,780	111
ICRA Ltd.	5,952	109
Electrosteel Castings Ltd.	202,033	109
HEG Ltd.	25,567	108
JBF Industries Ltd.	41,998	107
* DEN Networks Ltd.	66,965	106
Finolex Cables Ltd.	137,776	105

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
* KS Oils Ltd.	504,548	102
Patel Engineering Ltd.	48,150	98
* OnMobile Global Ltd.	77,814	93
Dalmia Bharat Enterprises Ltd.	42,605	93
GTL Ltd.	87,572	92
Prakash Industries Ltd.	96,277	91
Madhucon Projects Ltd.	65,001	91
* Kingfisher Airlines Ltd.	176,394	88
* Jindal South West Holdings Ltd.	7,362	86
Triveni Engineering & Industries Ltd.	177,416	83
Tata Motors Ltd. ADR	4,100	82
* Moser Baer India Ltd.	144,862	79
Adhunik Metaliks Ltd.	74,216	75
* Satyam Computer Services Ltd. ADR	24,500	68
Ess Dee Aluminium Ltd.	17,585	67
Jai Balaji Industries Ltd.	35,828	65
Sterlite Industries India Ltd. ADR	4,100	42
United Breweries Holdings Ltd.	8,075	17
* Prraneta Industries Ltd.	159,208	15
* Vardhman Special Steels Ltd.	8,742	4
		1,008,586
Indonesia (0.7%)
Astra International Tbk PT	6,921,000	53,366
Bank Central Asia Tbk PT	41,898,500	37,996
Telekomunikasi Indonesia Tbk PT	34,502,000	28,774
Bank Rakyat Indonesia Persero Tbk PT	37,625,500	28,289
Bank Mandiri Tbk PT	31,741,124	25,320
United Tractors Tbk PT	5,795,515	15,941
Bumi Resources Tbk PT	53,271,000	13,914
Gudang Garam Tbk PT	1,968,500	12,921
Perusahaan Gas Negara PT	37,345,500	12,319
Bank Negara Indonesia Persero Tbk PT	25,320,495	11,348
Adaro Energy Tbk PT	48,865,000	11,022
Semen Gresik Persero Tbk PT	10,171,500	10,823
Indocement Tunggal Prakarsa Tbk PT	5,096,000	9,310
Unilever Indonesia Tbk PT	5,241,000	9,214
Indofood Sukses Makmur Tbk PT	15,073,500	8,850
Charoen Pokphand Indonesia Tbk PT	25,414,365	7,568
Indo Tambangraya Megah PT	1,346,300	6,716
Bank Danamon Indonesia Tbk PT	11,478,109	6,396
Kalbe Farma Tbk PT	16,006,102	6,230
Tambang Batubara Bukit Asam Tbk PT	2,706,500	5,550
Lippo Karawaci Tbk PT	58,001,000	4,158
International Nickel Indonesia Tbk PT	8,570,500	3,494
Astra Agro Lestari Tbk PT	1,363,000	3,264
XL Axiata Tbk PT	5,805,723	3,247
Indosat Tbk PT	4,994,500	2,991
Bumi Serpong Damai PT	25,026,500	2,575
* Bakrie Telecom Tbk PT	76,005,500	2,517
Aneka Tambang Tbk PT	11,411,500	2,284
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	9,165,000	2,254
Summarecon Agung Tbk PT	16,210,500	2,121
AKR Corporindo Tbk PT	5,934,000	2,007
Ciputra Development Tbk PT	35,121,500	1,926
* Bhakti Investama Tbk PT	67,246,000	1,899
Japfa Comfeed Indonesia Tbk PT	3,184,500	1,835
* Energi Mega Persada Tbk PT	97,123,000	1,768
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	15,453,500	1,700
Alam Sutera Realty Tbk PT	34,562,500	1,679
* Sentul City Tbk PT	49,959,500	1,583
Gajah Tunggal Tbk PT	5,100,500	1,560
Timah Tbk PT	6,580,500	1,458
* Bakrie and Brothers Tbk PT	250,029,000	1,452
Holcim Indonesia Tbk PT	6,715,500	1,450

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Media Nusantara Citra Tbk PT	11,681,000	1,443
* Bakrieland Development Tbk PT	109,060,500	1,407
Bank Tabungan Negara Tbk PT	8,626,000	1,389
Global Mediacom Tbk PT	13,722,000	1,232
Medco Energi Internasional Tbk PT	4,438,000	1,153
* Garuda Indonesia Tbk PT	23,141,500	1,153
Bakrie Sumatera Plantations Tbk PT	35,163,000	1,152
* Delta Dunia Makmur Tbk PT	15,540,500	1,090
Krakatau Steel Tbk PT	11,675,000	1,083
* Indah Kiat Pulp & Paper Corp. Tbk PT	8,554,000	978
* Barito Pacific Tbk PT	9,552,500	876
Tower Bersama Infrastructure Tbk PT	3,471,000	808
Sampoerna Agro PT	2,367,000	801
Ramayana Lestari Sentosa Tbk PT	9,730,500	730
Hexindo Adiperkasa Tbk PT	830,000	727
Bank Bukopin Tbk PT	9,431,166	715
* Agung Podomoro Land Tbk PT	18,740,000	692
Ciputra Property TBK PT	12,657,500	660
Bisi International PT	5,460,000	622
* Pakuwon Jati Tbk PT	6,114,500	594
BW Plantation Tbk PT	4,246,000	558
* Berlian Laju Tanker Tbk PT	25,926,000	555
* Panin Financial Tbk PT	31,731,500	429
* Benakat Petroleum Energy PT	39,479,500	428
Wijaya Karya PT	7,214,000	420
* Intiland Development Tbk PT	14,050,500	399
* Darma Henwa Tbk PT	42,227,000	371
Pembangunan Perumahan Persero PT Tbk	5,998,000	231
Elnusa Tbk PT	5,038,000	119
		393,904
Ireland (0.2%)
CRH plc	2,451,331	44,249
* Elan Corp. plc	1,711,735	20,300
Kerry Group plc Class A	483,166	17,918
Paddy Power plc	148,509	8,169
DCC plc	286,135	7,916
* Governor & Co. of the Bank of Ireland	53,634,806	7,552
C&C Group plc	1,161,397	4,677
Kingspan Group plc	463,122	4,114
* Smurfit Kappa Group plc	535,597	3,673
* Ryanair Holdings plc ADR	120,877	3,478
* Ryanair Holdings plc	695,870	3,268
Glanbia plc	455,393	2,973
Grafton Group plc	739,469	2,853
United Drug plc	807,688	2,493
Greencore Group plc	1,331,504	1,335
Irish Continental Group plc	47,921	977
WPP plc ADR	13,107	679
Fyffes plc	1,093,618	604
* Aer Lingus	597,539	595
FBD Holdings plc	66,350	592
Total Produce plc	997,393	528
* Independent News & Media plc	1,114,069	426
* Irish Bank Resolution Corp. Ltd.	698,992	—
		139,369
Israel (0.5%)
Teva Pharmaceutical Industries Ltd.	3,219,187	131,241
Israel Chemicals Ltd.	1,522,091	18,048
Bank Leumi Le-Israel BM	4,067,977	14,097
Bank Hapoalim BM	3,608,600	13,987
Bezeq The Israeli Telecommunication Corp. Ltd.	6,057,166	12,800
* NICE Systems Ltd.	206,187	7,343
Israel Corp. Ltd.	8,128	5,901
* Israel Discount Bank Ltd. Class A	2,677,613	4,426

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Mizrahi Tefahot Bank Ltd.	427,585	3,679
Partner Communications Co. Ltd.	303,102	3,599
Elbit Systems Ltd.	80,186	3,549
Delek Group Ltd.	16,187	3,179
* Mellanox Technologies Ltd.	97,717	3,099
Paz Oil Co. Ltd.	15,609	2,213
Cellcom Israel Ltd.	96,644	2,130
Cellcom Israel Ltd. (Registered)	88,513	1,950
* Oil Refineries Ltd.	3,146,855	1,805
Osem Investments Ltd.	121,153	1,679
Harel Insurance Investments & Financial Services Ltd.	36,167	1,564
Migdal Insurance & Financial Holding Ltd.	961,800	1,388
Strauss Group Ltd.	104,786	1,376
Shikun & Binui Ltd.	665,068	1,318
Ormat Industries	200,926	1,219
Shufersal Ltd.	280,848	1,212
* Avner Oil Exploration LLP	2,073,496	1,163
Frutarom Industries Ltd.	119,888	1,104
Clal Insurance Enterprises Holdings Ltd.	62,685	1,090
Discount Investment Corp.	102,366	1,077
Alony Hetz Properties & Investments Ltd.	211,426	1,001
* Ceragon Networks Ltd.	97,597	986
Clal Industries and Investments Ltd.	205,999	971
Delek Automotive Systems Ltd.	118,756	909
* Menorah Mivtachim Holdings Ltd.	98,527	887
* Africa Israel Investments Ltd.	214,484	870
* Given Imaging Ltd.	55,861	865
* Hot Telecommunication System Ltd.	64,744	850
* Nitsba Holdings 1995 Ltd.	95,147	813
* Tower Semiconductor Ltd.	927,394	744
* Retalix Ltd.	50,446	732
* First International Bank Of Israel Ltd.	69,365	723
Ituran Location and Control Ltd.	55,428	720
Melisron Ltd.	41,650	710
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	19,945	655
Jerusalem Economy Ltd.	78,231	644
British Israel Investments Ltd.	171,228	611
Matrix IT Ltd.	118,000	608
* Jerusalem Oil Exploration	35,955	556
* B Communications Ltd.	27,881	555
* Clal Biotechnology Industries Ltd.	102,659	538
Phoenix Holdings Ltd.	194,602	535
* Airport City Ltd.	118,787	519
Norstar Holdings Inc.	26,242	510
* AudioCodes Ltd.	143,050	508
* Delek Drilling - LP	158,148	504
Bayside Land Corp.	2,364	503
Electra Ltd.	5,185	500
Amot Investments Ltd.	180,414	495
Industrial Buildings Corp.	279,211	478
Property & Building Corp.	6,092	317
* Alon Holdings Blue Square Israel Ltd.	51,605	307
* Gilat Satellite Networks Ltd.	78,202	301
* AL-ROV Israel Ltd.	11,287	286
* FIBI Holdings Ltd.	18,154	285
* Hadera Paper Ltd.	5,620	275
* Africa Israel Properties Ltd.	27,546	271
* Internet Gold-Golden Lines Ltd.	16,161	258
* Naphtha Israel Petroleum Corp. Ltd.	75,354	242
Alrov Properties and Lodgings Ltd.	13,858	237
Golf & Co. Ltd.	50,659	229
Union Bank of Israel	60,987	226
Plasson Industries Ltd.	9,238	216
* Elbit Imaging Ltd.	38,729	177

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
*	Elco Holdings Ltd.	21,943	165
*	Elron Electronic Industries Ltd.	40,952	162
	Granite Hacarmel Investments Ltd.	101,768	159
	FMS Enterprises Migun Ltd.	8,902	159
	Scailex Corp. Ltd.	19,276	159
	Otzar Hityashvuth Hayehudim	95	156
	Israel Land Development Co. Ltd.	19,397	142
*	Suny Electronic Inc. Ltd.	22,219	128
*	Electra Real Estate Ltd.	29,015	94
*	Kardan Yazamut	159,996	32
			272,719
Italy (1.7%)
	ENI SPA	8,250,146	182,361
	Enel SPA	22,589,794	106,581
	Assicurazioni Generali SPA	4,011,189	71,768
	Intesa Sanpaolo SPA (Registered)	34,454,314	60,812
	UniCredit SPA	46,147,438	53,549
	Saipem SPA	908,026	40,573
	Telecom Italia SPA (Registered)	32,226,506	40,099
	Snam Rete Gas SPA	5,513,326	26,950
*	Fiat Industrial SPA	2,610,695	22,730
	Telecom Italia SPA (Bearer)	20,551,445	21,568
	Tenaris SA	1,336,419	21,324
	Atlantia SPA	1,084,749	16,522
	Fiat SPA	2,634,846	16,134
	Terna Rete Elettrica Nazionale SPA	4,124,379	15,850
	Mediobanca SPA	1,781,967	14,114
	Enel Green Power SPA	5,974,509	13,709
	Luxottica Group SPA	398,873	11,754
	Prysmian SPA	702,122	10,614
	Unione di Banche Italiane SCPA	2,720,998	10,310
	Finmeccanica SPA	1,392,990	9,548
	Mediaset SPA	2,462,250	9,072
	Banco Popolare SC	5,998,562	8,903
	Davide Campari-Milano SPA	985,294	7,612
	Pirelli & C SPA	806,625	7,119
	Banca Monte dei Paschi di Siena SPA	14,761,429	6,854
	Banca Popolare dell'Emilia Romagna Scrl	829,880	6,691
	A2A SPA	3,776,637	5,163
	Exor SPA	218,756	4,776
	Intesa Sanpaolo SPA (Bearer)	3,269,764	4,711
	Autogrill SPA	386,856	4,474
	Tenaris SA ADR	139,938	4,451
^	Banca Carige SPA	2,224,051	4,347
*	Lottomatica SPA	172,863	3,300
	Azimut Holding SPA	413,151	3,220
	Tod's SPA	31,745	3,169
	Societa Cattolica di Assicurazioni SCRL	138,274	3,078
	Ansaldo STS SPA	282,115	2,985
	Impregilo SPA	981,571	2,887
	Mediolanum SPA	750,531	2,876
	Recordati SPA	315,097	2,743
	DiaSorin SPA	84,697	2,742
	CIR-Compagnie Industriali Riunite SPA	1,339,670	2,678
	Parmalat SPA	1,180,757	2,623
*	Buzzi Unicem SPA	265,362	2,426
	ERG SPA	193,024	2,375
	Banca Piccolo Credito Valtellinese Scarl	786,998	2,282
	Hera SPA	1,374,094	2,247
*,^	Yoox SPA	140,788	2,016
*	Sorin SPA	938,751	1,962
	Danieli & C Officine Meccaniche SPA	128,298	1,773
	Piaggio & C SPA	528,816	1,758
	Iren SPA	1,451,624	1,756

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
	Beni Stabili SPA	2,879,621	1,731
	ACEA SPA	227,513	1,725
	Societa Iniziative Autostradali e Servizi SPA	207,560	1,715
^	Italcementi SPA	251,181	1,670
	Banca Generali SPA	163,315	1,633
*	Saras SPA	969,647	1,594
*	Unipol Gruppo Finanziario SPA	3,810,507	1,562
*	Fondiaria-Sai SPA	683,077	1,501
	Interpump Group SPA	222,218	1,425
*	Banca Popolare di Milano Scarl Rights	1,457,782	1,374
	Amplifon SPA	284,079	1,365
	De'Longhi SPA	122,468	1,338
	Autostrada Torino-Milano SPA	124,686	1,304
*	Unipol Gruppo Finanziario SPA Prior Pfd.	4,220,320	1,275
	Trevi Finanziaria Industriale SPA	111,974	1,249
*	Gemina SPA	1,448,209	1,233
	Credito Emiliano SPA	282,158	1,200
	Danieli & C Officine Meccaniche SPA	47,025	1,192
*	Milano Assicurazioni SPA	2,773,067	1,183
	Italcementi SPA RSP	362,909	1,137
	Brembo SPA	101,386	1,079
	Benetton Group SPA	181,567	1,045
	Geox SPA	251,696	1,004
	Indesit Co. SPA	141,644	967
	Astaldi SPA	164,176	966
*	Safilo Group SPA	111,975	928
	MARR SPA	85,222	914
^	Banca Popolare di Milano Scarl	1,457,782	897
	Italmobiliare SPA	51,965	894
	Cofide SPA	1,016,760	854
	Arnoldo Mondadori Editore SPA	408,382	839
	Gruppo Editoriale L'Espresso SPA	446,702	789
	Zignago Vetro SPA	112,231	747
	Immobiliare Grande Distribuzione	474,363	709
*	DeA Capital SPA	332,916	696
	Buzzi Unicem SPA	129,826	670
	Maire Tecnimont SPA	365,417	602
*	Digital Multimedia Technologies SPA	23,183	576
	Italmobiliare SPA	20,001	560
*	Prelios SPA	1,904,484	559
*	Snai SPA	166,386	524
	Sogefi SPA	133,219	461
	Industria Macchine Automatiche SPA	23,114	453
	Banco di Desio e della Brianza SPA	104,410	447
	IMMSI SPA	490,313	424
*	Banca Popolare dell'Etruria e del Lazio	214,929	422
	Engineering Ingegneria Informatica SPA	12,542	413
*	Fondiaria-Sai SPA RSP	382,111	405
*,^	RCS MediaGroup SPA	419,110	403
	Cementir Holding SPA	159,129	373
	Alerion Cleanpower SPA	55,877	366
	Cairo Communication SPA	82,741	333
*	Telecom Italia Media SPA	1,429,503	331
	BasicNet SPA	102,532	325
*	Buongiorno SPA	228,163	319
	Ascopiave SPA	154,426	315
*,^	Tiscali SPA	4,527,729	313
	Landi Renzo SPA	152,621	311
	Marcolin SPA	56,805	306
	Esprinet SPA	73,837	302
	KME Group SPA	648,791	294
	Vittoria Assicurazioni SPA	68,809	292
	Banca Profilo SPA	731,088	285
	Banca IFIS SPA	48,249	278

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
	Reply SPA	11,876	277
*	Cam Finanziaria SPA	672,470	276
	Sabaf SPA	14,112	271
	Societa per la Bonifica dei Terreni Ferraresi e Imprese Agricole SPA	6,466	200
*	Fiera Milano SPA	34,872	189
*	Biesse SPA	35,274	188
*	Juventus Football Club SPA	216,011	180
*	Poltrona Frau SPA	142,727	171
*,^	Premafin Finanziaria SPA	527,784	171
*	Carraro SPA	49,088	158
*	Aedes SPA	1,359,575	157
*	Brioschi Sviluppo Immobiliare SPA	942,992	156
*,^	Seat Pagine Gialle SPA	2,808,925	153
*	d'Amico International Shipping SA	181,319	145
*,^	Acotel Group SPA	3,805	143
	Banco di Sardegna SPA	16,314	131
	Banca Finnat Euramerica SPA	264,570	125
	Gruppo Beghelli SPA	147,399	100
			948,526
Japan (14.8%)
	Toyota Motor Corp.	9,450,100	313,751
	Mitsubishi UFJ Financial Group Inc.	43,631,899	189,622
	Canon Inc.	3,883,955	176,323
	Honda Motor Co. Ltd.	5,585,287	167,021
	Sumitomo Mitsui Financial Group Inc.	4,602,311	128,642
	Takeda Pharmaceutical Co. Ltd.	2,705,300	121,959
	Mizuho Financial Group Inc.	78,143,489	109,377
	FANUC Corp.	656,500	106,150
	Mitsubishi Corp.	4,811,586	98,960
	Softbank Corp.	2,967,100	96,299
	NTT DoCoMo Inc.	52,341	92,960
	Mitsui & Co. Ltd.	5,953,500	86,889
	Nippon Telegraph & Telephone Corp.	1,637,900	84,017
	Hitachi Ltd.	15,487,161	82,985
	Komatsu Ltd.	3,250,600	80,370
	Nissan Motor Co. Ltd.	8,518,200	78,323
	Japan Tobacco Inc.	15,416	77,052
	Panasonic Corp.	7,563,600	76,461
	KDDI Corp.	9,987	73,158
	Mitsubishi Estate Co. Ltd.	4,289,000	72,643
	Shin-Etsu Chemical Co. Ltd.	1,406,300	72,220
	Sony Corp.	3,445,600	71,887
	East Japan Railway Co.	1,164,800	70,620
	Seven & I Holdings Co. Ltd.	2,581,300	68,884
	Mitsubishi Electric Corp.	6,621,000	61,265
	Toshiba Corp.	13,792,000	60,152
	Tokio Marine Holdings Inc.	2,480,600	59,149
	Astellas Pharma Inc.	1,523,200	55,709
	Bridgestone Corp.	2,230,000	52,287
	Nintendo Co. Ltd.	339,700	51,251
	Denso Corp.	1,666,200	51,241
	ITOCHU Corp.	5,162,000	51,054
	Inpex Corp.	7,516	49,621
	Sumitomo Corp.	3,864,600	47,848
	Mitsui Fudosan Co. Ltd.	2,869,000	47,712
	Kao Corp.	1,803,700	47,319
	Nomura Holdings Inc.	12,132,590	46,227
	Kyocera Corp.	524,800	46,133
	Nippon Steel Corp.	17,504,000	45,637
	JX Holdings Inc.	7,712,770	44,926
	Daiichi Sankyo Co. Ltd.	2,304,900	44,772
	Central Japan Railway Co.	5,158	43,879
	Chubu Electric Power Co. Inc.	2,333,000	42,684
	Mitsubishi Heavy Industries Ltd.	10,424,000	42,473

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Murata Manufacturing Co. Ltd.	695,700	38,860
FUJIFILM Holdings Corp.	1,583,948	38,766
MS&AD Insurance Group Holdings	1,952,784	38,248
Kansai Electric Power Co. Inc.	2,579,200	38,047
Tokyo Gas Co. Ltd.	8,743,000	37,650
Sumitomo Mitsui Trust Holdings Inc.	10,697,480	36,608
Keyence Corp.	141,910	36,075
Toray Industries Inc.	5,018,000	35,715
Dai-ichi Life Insurance Co. Ltd.	30,920	35,212
Kirin Holdings Co. Ltd.	2,814,000	34,428
Eisai Co. Ltd.	862,900	34,224
Fujitsu Ltd.	6,396,000	34,204
Secom Co. Ltd.	719,300	34,018
Marubeni Corp.	5,657,000	32,927
Kubota Corp.	3,970,000	32,698
Fast Retailing Co. Ltd.	181,500	32,604
Hoya Corp.	1,489,300	32,536
Sharp Corp.	3,414,000	31,470
ORIX Corp.	359,541	31,379
Tokyo Electron Ltd.	588,000	31,272
Nidec Corp.	373,200	30,669
Asahi Glass Co. Ltd.	3,466,000	30,352
JFE Holdings Inc.	1,575,000	29,976
Terumo Corp.	577,200	29,328
Resona Holdings Inc.	6,461,153	28,962
SMC Corp.	185,300	28,822
Sumitomo Electric Industries Ltd.	2,585,300	28,664
Mitsubishi Chemical Holdings Corp.	4,641,500	28,136
Rakuten Inc.	24,922	27,320
Asahi Group Holdings Ltd.	1,323,800	27,100
Aeon Co. Ltd.	2,054,200	26,866
Nikon Corp.	1,172,100	26,245
Asahi Kasei Corp.	4,340,000	25,738
NKSJ Holdings Inc.	1,280,450	25,609
Ajinomoto Co. Inc.	2,286,000	25,590
Sumitomo Realty & Development Co. Ltd.	1,225,000	25,391
West Japan Railway Co.	583,900	24,742
Sumitomo Metal Mining Co. Ltd.	1,797,000	24,737
Suzuki Motor Corp.	1,157,400	24,547
Osaka Gas Co. Ltd.	6,430,000	24,331
Nitto Denko Corp.	567,900	23,856
Daikin Industries Ltd.	803,600	23,782
Shiseido Co. Ltd.	1,234,800	22,601
Yamato Holdings Co. Ltd.	1,360,100	22,548
Daito Trust Construction Co. Ltd.	249,600	22,115
Otsuka Holdings Co. Ltd.	858,640	22,033
Sumitomo Metal Industries Ltd.	11,569,000	21,757
Aisin Seiki Co. Ltd.	656,500	20,763
Daiwa House Industry Co. Ltd.	1,646,000	20,626
Yamada Denki Co. Ltd.	281,870	20,271
Odakyu Electric Railway Co. Ltd.	2,153,000	20,172
Dai Nippon Printing Co. Ltd.	1,921,000	20,121
JGC Corp.	712,000	20,059
Sumitomo Chemical Co. Ltd.	5,418,000	19,998
Daiwa Securities Group Inc.	5,701,000	19,948
* NEC Corp.	8,938,000	19,888
T&D Holdings Inc.	1,975,300	19,582
^ Kintetsu Corp.	5,555,000	19,488
Shizuoka Bank Ltd.	1,988,000	19,288
Bank of Yokohama Ltd.	4,194,000	19,202
JS Group Corp.	915,300	19,193
Tokyu Corp.	3,910,000	18,872
Ricoh Co. Ltd.	2,290,000	18,769
Dentsu Inc.	618,600	18,626

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Tokyo Electric Power Co. Inc.	4,986,500	18,291
Nippon Building Fund Inc.	1,893	18,280
Kyushu Electric Power Co. Inc.	1,377,700	18,239
Sekisui House Ltd.	1,974,000	17,671
* Mitsubishi Motors Corp.	13,319,000	17,594
Unicharm Corp.	390,700	17,497
Toyota Industries Corp.	617,300	17,356
TDK Corp.	422,700	17,237
Isuzu Motors Ltd.	4,065,000	17,231
Tohoku Electric Power Co. Inc.	1,544,600	17,067
Oriental Land Co. Ltd.	171,300	17,024
Rohm Co. Ltd.	331,500	16,890
Tobu Railway Co. Ltd.	3,505,000	16,728
Kuraray Co. Ltd.	1,175,300	16,453
Yahoo Japan Corp.	50,110	16,093
Shikoku Electric Power Co. Inc.	628,000	16,053
Chiba Bank Ltd.	2,598,000	15,895
Sega Sammy Holdings Inc.	726,100	15,787
Mitsui OSK Lines Ltd.	3,949,000	15,216
Chugoku Electric Power Co. Inc.	1,016,400	15,124
Omron Corp.	699,400	15,073
Toppan Printing Co. Ltd.	1,922,000	14,944
Ono Pharmaceutical Co. Ltd.	284,200	14,874
NTT Data Corp.	4,317	14,472
Dena Co. Ltd.	334,700	14,446
Makita Corp.	385,700	14,400
Keikyu Corp.	1,601,000	14,381
OJI Paper Co. Ltd.	2,904,000	14,364
Kobe Steel Ltd.	8,499,000	14,214
Shionogi & Co. Ltd.	1,016,200	13,833
* Yamaha Motor Co. Ltd.	956,900	13,707
Japan Real Estate Investment Corp.	1,589	13,554
Keio Corp.	1,975,000	13,541
Nippon Yusen KK	5,251,000	13,243
Mitsubishi Tanabe Pharma Corp.	765,000	13,232
Isetan Mitsukoshi Holdings Ltd.	1,294,800	13,189
Trend Micro Inc.	359,300	12,849
Fuji Heavy Industries Ltd.	2,009,000	12,734
Shimano Inc.	257,100	12,709
Kawasaki Heavy Industries Ltd.	4,863,000	12,399
Nippon Electric Glass Co. Ltd.	1,368,000	12,273
Nitori Holdings Co. Ltd.	127,650	12,208
Chugai Pharmaceutical Co. Ltd.	761,600	11,929
Konica Minolta Holdings Inc.	1,633,500	11,882
JSR Corp.	618,100	11,800
Lawson Inc.	207,100	11,653
Sekisui Chemical Co. Ltd.	1,477,000	11,590
Daihatsu Motor Co. Ltd.	657,000	11,562
NSK Ltd.	1,524,000	11,516
Toyota Tsusho Corp.	729,500	11,512
^ Olympus Corp.	743,000	11,323
Nippon Express Co. Ltd.	2,909,000	11,246
Teijin Ltd.	3,191,000	11,139
TonenGeneral Sekiyu KK	965,000	10,889
Sumitomo Heavy Industries Ltd.	1,913,000	10,863
* Mazda Motor Corp.	5,163,000	10,852
Kurita Water Industries Ltd.	384,300	10,583
Hirose Electric Co. Ltd.	110,000	10,541
Brother Industries Ltd.	806,700	10,528
Konami Corp.	318,800	10,388
MEIJI Holdings Co. Ltd.	236,541	10,371
Fukuoka Financial Group Inc.	2,664,000	10,315
Obayashi Corp.	2,246,000	10,312
IHI Corp.	4,516,000	10,288

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Mitsubishi Materials Corp.	3,861,000	10,263
Gree Inc.	317,000	10,229
Benesse Holdings Inc.	235,300	10,223
Ube Industries Ltd.	3,447,000	10,106
Kyowa Hakko Kirin Co. Ltd.	893,000	10,064
NGK Insulators Ltd.	873,000	10,064
Sony Financial Holdings Inc.	601,727	10,010
Japan Retail Fund Investment Corp.	6,430	9,953
Electric Power Development Co. Ltd.	398,100	9,910
Credit Saison Co. Ltd.	504,900	9,853
Namco Bandai Holdings Inc.	668,600	9,694
Sankyo Co. Ltd.	183,200	9,573
Santen Pharmaceutical Co. Ltd.	256,200	9,560
Taisei Corp.	3,546,000	9,475
Showa Denko KK	5,151,000	9,345
Bank of Kyoto Ltd.	1,100,000	9,344
Joyo Bank Ltd.	2,229,000	9,339
Yakult Honsha Co. Ltd.	332,000	9,330
Kajima Corp.	2,903,000	9,319
Mitsui Chemicals Inc.	2,826,000	9,268
Ibiden Co. Ltd.	415,400	9,173
Hokuriku Electric Power Co.	573,800	9,142
Hamamatsu Photonics KK	231,700	8,816
Mitsubishi Gas Chemical Co. Inc.	1,341,000	8,752
All Nippon Airways Co. Ltd.	2,888,978	8,699
* Taisho Pharmaceutical Holdings Co. Ltd.	123,000	8,685
Shimizu Corp.	2,008,000	8,641
Hisamitsu Pharmaceutical Co. Inc.	211,100	8,494
FamilyMart Co. Ltd.	216,000	8,491
TOTO Ltd.	1,021,000	8,490
Rinnai Corp.	112,200	8,382
JTEKT Corp.	760,000	8,311
THK Co. Ltd.	417,200	8,131
United Urban Investment Corp. Class A	7,187	8,104
Sysmex Corp.	245,800	8,079
Amada Co. Ltd.	1,212,000	8,041
Nisshin Seifun Group Inc.	652,500	8,020
Toho Gas Co. Ltd.	1,412,000	7,994
Hachijuni Bank Ltd.	1,432,000	7,962
Hokuhoku Financial Group Inc.	4,254,000	7,950
Hokkaido Electric Power Co. Inc.	627,700	7,873
Toyo Suisan Kaisha Ltd.	308,000	7,860
Toyo Seikan Kaisha Ltd.	516,200	7,855
Nomura Research Institute Ltd.	348,700	7,842
Iyo Bank Ltd.	832,969	7,815
Nippon Paper Group Inc.	340,700	7,808
Mitsubishi UFJ Lease & Finance Co. Ltd.	200,620	7,774
Chugoku Bank Ltd.	593,000	7,768
Hiroshima Bank Ltd.	1,734,000	7,713
Nissin Foods Holdings Co. Ltd.	199,100	7,669
Sanrio Co. Ltd.	154,200	7,620
Shimamura Co. Ltd.	75,700	7,571
Japan Steel Works Ltd.	1,076,000	7,374
Sumitomo Rubber Industries Ltd.	589,800	7,368
Stanley Electric Co. Ltd.	502,800	7,357
Kamigumi Co. Ltd.	842,000	7,352
Sojitz Corp.	4,319,100	7,330
J Front Retailing Co. Ltd.	1,673,000	7,326
Nippon Meat Packers Inc.	586,000	7,304
Nabtesco Corp.	331,000	7,249
NTN Corp.	1,634,000	7,217
Taiheiyo Cement Corp.	3,698,400	7,185
Miraca Holdings Inc.	188,300	7,181
Idemitsu Kosan Co. Ltd.	76,500	7,156

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Kansai Paint Co. Ltd.	758,000	7,115
Hitachi Construction Machinery Co. Ltd.	364,000	7,002
* Yokogawa Electric Corp.	746,900	6,985
Shimadzu Corp.	814,000	6,930
NGK Spark Plug Co. Ltd.	557,000	6,904
Gunma Bank Ltd.	1,346,000	6,889
Nippon Sheet Glass Co. Ltd.	3,133,272	6,756
Asics Corp.	508,000	6,735
Toho Co. Ltd.	387,000	6,657
K's Holdings Corp.	155,300	6,522
Air Water Inc.	511,124	6,488
Yamaguchi Financial Group Inc.	728,000	6,487
Taiyo Nippon Sanso Corp.	907,000	6,445
Hitachi Metals Ltd.	565,000	6,408
GS Yuasa Corp.	1,223,000	6,407
Takashimaya Co. Ltd.	900,000	6,389
Yaskawa Electric Corp.	742,000	6,375
Advance Residence Investment Corp. Class A	3,361	6,367
SBI Holdings Inc.	76,071	6,334
Hitachi Chemical Co. Ltd.	355,900	6,323
Keisei Electric Railway Co. Ltd.	938,000	6,315
Nishi-Nippon City Bank Ltd.	2,299,000	6,270
Tokyu Land Corp.	1,471,000	6,192
Denki Kagaku Kogyo KK	1,627,000	6,189
Chiyoda Corp.	537,191	6,186
USS Co. Ltd.	74,590	6,166
Furukawa Electric Co. Ltd.	2,194,000	6,129
Dainippon Sumitomo Pharma Co. Ltd.	550,900	6,037
NOK Corp.	352,800	5,971
Advantest Corp.	513,000	5,971
Kikkoman Corp.	536,000	5,927
Seiko Epson Corp.	450,700	5,924
McDonald's Holdings Co. Japan Ltd.	224,900	5,911
Marui Group Co. Ltd.	760,200	5,910
Daido Steel Co. Ltd.	971,000	5,884
Don Quijote Co. Ltd.	160,000	5,861
Suzuken Co. Ltd.	242,400	5,799
MISUMI Group Inc.	276,800	5,759
Tsumura & Co.	204,400	5,749
Jupiter Telecommunications Co. Ltd.	5,875	5,733
Fuji Electric Co. Ltd.	1,957,000	5,711
Daicel Corp.	1,005,000	5,705
Aeon Mall Co. Ltd.	245,500	5,692
Tosoh Corp.	1,750,000	5,688
CyberAgent Inc.	1,674	5,642
Yamazaki Baking Co. Ltd.	422,000	5,595
UNY Co. Ltd.	616,500	5,561
Japan Prime Realty Investment Corp.	2,300	5,508
* Elpida Memory Inc.	879,126	5,465
Yamaha Corp.	539,600	5,461
Dainippon Screen Manufacturing Co. Ltd.	706,000	5,421
Nishi-Nippon Railroad Co. Ltd.	1,172,000	5,401
Ebara Corp.	1,473,000	5,380
Zeon Corp.	582,000	5,360
Nomura Real Estate Holdings Inc.	332,397	5,358
Hino Motors Ltd.	903,000	5,303
Mitsui Mining & Smelting Co. Ltd.	1,943,000	5,295
Nippon Paint Co. Ltd.	690,000	5,254
Nippon Kayaku Co. Ltd.	535,000	5,234
Ushio Inc.	353,800	5,231
Frontier Real Estate Investment Corp.	601	5,212
Shinsei Bank Ltd.	4,721,974	5,190
Suruga Bank Ltd.	618,000	5,152
Kaneka Corp.	960,000	5,149

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Alfresa Holdings Corp.	135,300	5,069
Mori Trust Sogo Reit Inc.	575	5,063
Koito Manufacturing Co. Ltd.	333,888	5,033
Kawasaki Kisen Kaisha Ltd.	2,460,000	5,017
Cosmo Oil Co. Ltd.	1,999,000	5,001
Nomura Real Estate Office Fund Inc. Class A	933	4,978
Aozora Bank Ltd.	1,964,000	4,965
Casio Computer Co. Ltd.	809,300	4,958
Shiga Bank Ltd.	768,000	4,945
Nippon Shokubai Co. Ltd.	476,000	4,855
Senshu Ikeda Holdings Inc.	3,296,200	4,813
Kewpie Corp.	350,600	4,780
Dowa Holdings Co. Ltd.	790,000	4,741
Citizen Holdings Co. Ltd.	891,700	4,730
DIC Corp.	2,497,000	4,715
Showa Shell Sekiyu KK	640,800	4,638
Kakaku.com Inc.	116,900	4,629
77 Bank Ltd.	1,170,000	4,609
Oracle Corp. Japan	133,500	4,606
MediPal Holdings Corp.	493,500	4,604
Rengo Co. Ltd.	697,000	4,600
Nissan Chemical Industries Ltd.	461,600	4,535
Yamatake Corp.	203,700	4,507
Awa Bank Ltd.	678,000	4,506
NHK Spring Co. Ltd.	492,000	4,503
Glory Ltd.	210,100	4,497
Kagome Co. Ltd.	235,600	4,474
Obic Co. Ltd.	23,530	4,449
Nisshinbo Holdings Inc.	489,000	4,439
Alps Electric Co. Ltd.	588,500	4,431
Hitachi High-Technologies Corp.	211,400	4,418
Kobayashi Pharmaceutical Co. Ltd.	89,100	4,417
Mitsubishi Logistics Corp.	399,000	4,388
Itochu Techno-Solutions Corp.	100,500	4,352
Sawai Pharmaceutical Co. Ltd.	46,400	4,340
Japan Logistics Fund Inc.	503	4,335
Hakuhodo DY Holdings Inc.	79,690	4,330
Disco Corp.	81,600	4,310
Wacoal Holdings Corp.	364,000	4,300
Yokohama Rubber Co. Ltd.	749,000	4,275
Nippon Accommodations Fund Inc. Class A	645	4,274
Sapporo Holdings Ltd.	1,143,000	4,261
Minebea Co. Ltd.	1,189,000	4,237
Capcom Co. Ltd.	161,500	4,225
Nagase & Co. Ltd.	374,000	4,211
Nanto Bank Ltd.	786,000	4,190
Sotetsu Holdings Inc.	1,360,000	4,185
Osaka Securities Exchange Co. Ltd.	884	4,184
Tokyo Tatemono Co. Ltd.	1,327,000	4,165
Toyobo Co. Ltd.	2,892,000	4,107
Nichirei Corp.	925,000	4,106
Square Enix Holdings Co. Ltd.	214,500	4,077
House Foods Corp.	224,200	4,064
Aeon Credit Service Co. Ltd.	272,400	4,062
* Sumco Corp.	399,700	4,042
Nifco Inc.	154,600	4,032
Lion Corp.	723,000	4,030
Tokuyama Corp.	1,114,000	4,015
Horiba Ltd.	125,500	3,981
Sumitomo Osaka Cement Co. Ltd.	1,313,000	3,978
Orix JREIT Inc.	959	3,946
Sumitomo Forestry Co. Ltd.	450,500	3,898
Toyoda Gosei Co. Ltd.	219,500	3,872
Japan Petroleum Exploration Co.	98,000	3,871

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Keiyo Bank Ltd.	796,000	3,867
Fujikura Ltd.	1,205,000	3,846
Anritsu Corp.	338,000	3,822
Mitsui Engineering & Shipbuilding Co. Ltd.	2,397,000	3,807
Kinden Corp.	463,000	3,802
Coca-Cola West Co. Ltd.	211,600	3,779
Park24 Co. Ltd.	327,800	3,769
San-In Godo Bank Ltd.	518,000	3,766
Autobacs Seven Co. Ltd.	81,500	3,732
NET One Systems Co. Ltd.	1,423	3,701
Nisshin Steel Co. Ltd.	2,336,000	3,698
Otsuka Corp.	53,100	3,689
Seino Holdings Corp.	491,000	3,684
Sapporo Hokuyo Holdings Inc.	1,111,500	3,681
Sumitomo Bakelite Co. Ltd.	625,000	3,659
Yamato Kogyo Co. Ltd.	144,300	3,650
Mabuchi Motor Co. Ltd.	83,100	3,642
* Pioneer Corp.	903,200	3,622
Ryohin Keikaku Co. Ltd.	76,200	3,616
Start Today Co. Ltd.	170,900	3,615
ABC-Mart Inc.	92,200	3,611
Daishi Bank Ltd.	1,123,000	3,573
OSAKA Titanium Technologies Co.	64,800	3,569
Rohto Pharmaceutical Co. Ltd.	309,000	3,560
Hitachi Zosen Corp.	2,624,500	3,548
Maruichi Steel Tube Ltd.	157,200	3,521
OKUMA Corp.	477,000	3,511
Sankyu Inc.	882,000	3,492
Takara Holdings Inc.	590,000	3,486
Sundrug Co. Ltd.	118,000	3,482
COMSYS Holdings Corp.	347,800	3,404
Kagoshima Bank Ltd.	515,000	3,372
Seven Bank Ltd.	1,894	3,371
OSG Corp.	262,300	3,361
Lintec Corp.	159,100	3,361
Toagosei Co. Ltd.	744,000	3,323
Juroku Bank Ltd.	1,104,000	3,302
Kiyo Holdings Inc.	2,325,000	3,282
Tokai Carbon Co. Ltd.	659,000	3,269
Shimachu Co. Ltd.	151,400	3,265
Musashino Bank Ltd.	101,500	3,228
Komeri Co. Ltd.	101,900	3,210
Century Tokyo Leasing Corp.	160,500	3,209
Kaken Pharmaceutical Co. Ltd.	255,000	3,201
Higo Bank Ltd.	585,000	3,194
^ M3 Inc.	702	3,175
Duskin Co. Ltd.	162,700	3,162
Ito En Ltd.	186,400	3,160
Ogaki Kyoritsu Bank Ltd.	1,009,000	3,128
Hyakugo Bank Ltd.	802,000	3,119
Hokkoku Bank Ltd.	912,000	3,072
Nachi-Fujikoshi Corp.	553,000	3,065
Onward Holdings Co. Ltd.	416,000	3,063
* Haseko Corp.	4,855,500	3,053
^ Penta-Ocean Construction Co. Ltd.	960,500	3,052
Megmilk Snow Brand Co. Ltd.	158,600	3,049
Calsonic Kansei Corp.	516,000	3,028
Hyakujushi Bank Ltd.	788,000	3,018
Aoyama Trading Co. Ltd.	189,100	2,987
Exedy Corp.	101,500	2,941
* Promise Co. Ltd.	303,550	2,933
Nihon Kohden Corp.	124,600	2,909
KYORIN Holdings Inc.	158,000	2,907
Unipres Corp.	106,000	2,891

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Tokyo Steel Manufacturing Co. Ltd.	344,000	2,884
Mori Seiki Co. Ltd.	316,400	2,873
Takata Corp.	118,100	2,872
Zensho Holdings Co. Ltd.	230,100	2,872
Sugi Holdings Co. Ltd.	109,500	2,858
SKY Perfect JSAT Holdings Inc.	5,867	2,851
ADEKA Corp.	285,000	2,850
Kenedix Realty Investment Corp. Class A	980	2,842
Tokyo Ohka Kogyo Co. Ltd.	136,200	2,830
Tokyu REIT Inc.	534	2,814
Tokai Rika Co. Ltd.	174,700	2,814
Taiyo Yuden Co. Ltd.	362,000	2,805
Daiichikosho Co. Ltd.	144,300	2,801
Hoshizaki Electric Co. Ltd.	125,000	2,793
Asahi Diamond Industrial Co. Ltd.	189,000	2,783
Ezaki Glico Co. Ltd.	232,000	2,756
IT Holdings Corp.	266,800	2,741
Hitachi Transport System Ltd.	156,400	2,721
Fuji Oil Co. Ltd.	191,600	2,720
NTT Urban Development Corp.	3,936	2,710
Nipro Corp.	317,200	2,689
Central Glass Co. Ltd.	600,000	2,682
Hokuetsu Kishu Paper Co. Ltd.	407,000	2,679
KYB Co. Ltd.	466,000	2,678
Morinaga Milk Industry Co. Ltd.	674,000	2,668
^ Shochiku Co. Ltd.	293,000	2,658
Pacific Metals Co. Ltd.	460,000	2,657
Tsuruha Holdings Inc.	52,000	2,657
Toyota Boshoku Corp.	218,200	2,644
Ship Healthcare Holdings Inc.	108,200	2,630
Nippon Suisan Kaisha Ltd.	778,000	2,628
FP Corp.	40,800	2,597
Hanwa Co. Ltd.	620,000	2,594
BLife Investment Corp.	455	2,591
Maruha Nichiro Holdings Inc.	1,431,000	2,585
Sangetsu Co. Ltd.	97,700	2,555
Toyo Ink SC Holdings Co. Ltd.	641,000	2,540
Fukuoka REIT Co. Class A	372	2,531
Fukuyama Transporting Co. Ltd.	488,000	2,505
Circle K Sunkus Co. Ltd.	152,100	2,480
Toda Corp.	695,000	2,466
Accordia Golf Co. Ltd.	3,347	2,464
Kose Corp.	102,800	2,449
Kyowa Exeo Corp.	277,500	2,441
Canon Marketing Japan Inc.	205,900	2,441
Izumi Co. Ltd.	160,400	2,440
Asatsu-DK Inc.	103,800	2,436
Tadano Ltd.	365,000	2,436
Miura Co. Ltd.	90,500	2,428
* Acom Co. Ltd.	138,120	2,425
Aica Kogyo Co. Ltd.	178,300	2,412
Bank of Okinawa Ltd.	60,400	2,411
NOF Corp.	512,000	2,400
Tokyo Seimitsu Co. Ltd.	131,700	2,387
Point Inc.	55,220	2,382
Top REIT Inc.	466	2,381
Japan Excellent Inc.	562	2,374
Tsubakimoto Chain Co.	462,000	2,371
Bank of Iwate Ltd.	52,200	2,369
Nippon Light Metal Co. Ltd.	1,632,000	2,368
FCC Co. Ltd.	111,600	2,358
Heiwa Corp.	142,100	2,355
TS Tech Co. Ltd.	156,800	2,354
Global One Real Estate Investment Corp.	322	2,331

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Dr Ci:Labo Co. Ltd.	433	2,330
Daiseki Co. Ltd.	127,100	2,324
Mitsumi Electric Co. Ltd.	287,500	2,282
DCM Holdings Co. Ltd.	282,800	2,262
^ Nichi-iko Pharmaceutical Co. Ltd.	95,800	2,260
Takara Standard Co. Ltd.	308,000	2,254
Ryosan Co. Ltd.	109,500	2,252
Jafco Co. Ltd.	109,800	2,251
H2O Retailing Corp.	311,000	2,244
Mori Hills REIT Investment Corp.	661	2,242
Nissan Shatai Co. Ltd.	250,000	2,241
Yamagata Bank Ltd.	468,000	2,239
Meidensha Corp.	592,000	2,229
Sanwa Holdings Corp.	743,000	2,226
Daio Paper Corp.	296,000	2,225
Shikoku Bank Ltd.	628,000	2,212
Toho Titanium Co. Ltd.	103,500	2,208
Toyota Auto Body Co. Ltd.	146,100	2,191
Matsumotokiyoshi Holdings Co. Ltd.	114,700	2,173
Hitachi Capital Corp.	177,800	2,173
Fuji Machine Manufacturing Co. Ltd.	121,300	2,171
Hulic Co. Ltd.	202,700	2,170
Fuyo General Lease Co. Ltd.	62,300	2,141
Daiwa Office Investment Corp. Class A	862	2,138
Fukui Bank Ltd.	736,000	2,130
Keihin Corp.	137,900	2,127
Nihon Parkerizing Co. Ltd.	158,000	2,127
Taikisha Ltd.	98,000	2,122
Maeda Road Construction Co. Ltd.	213,000	2,118
Pigeon Corp.	57,100	2,110
Makino Milling Machine Co. Ltd.	317,000	2,104
Okumura Corp.	533,000	2,104
Yoshinoya Holdings Co. Ltd.	1,636	2,084
Yamanashi Chuo Bank Ltd.	518,000	2,081
Universal Entertainment Corp.	79,900	2,081
Iwatani Corp.	602,000	2,077
Mochida Pharmaceutical Co. Ltd.	203,000	2,075
* Oki Electric Industry Co. Ltd.	2,434,000	2,072
Toho Holdings Co. Ltd.	163,000	2,057
Nippon Soda Co. Ltd.	435,000	2,002
SCSK Corp.	127,636	1,998
Nippon Konpo Unyu Soko Co. Ltd.	193,000	1,987
Futaba Corp.	105,000	1,980
* Ulvac Inc.	140,200	1,971
Nichicon Corp.	166,500	1,966
Fancl Corp.	140,500	1,961
Noritz Corp.	96,300	1,957
Meitec Corp.	104,200	1,940
Toshiba Machine Co. Ltd.	391,000	1,937
Sohgo Security Services Co. Ltd.	184,300	1,932
Tokai Tokyo Financial Holdings Inc.	692,000	1,922
Kokuyo Co. Ltd.	256,700	1,912
Xebio Co. Ltd.	78,800	1,908
Nomura Real Estate Residential Fund Inc.	392	1,904
HIS Co. Ltd.	73,600	1,902
Kissei Pharmaceutical Co. Ltd.	101,000	1,897
Nitto Boseki Co. Ltd.	631,000	1,888
Nippon Shinyaku Co. Ltd.	162,000	1,884
Sumitomo Warehouse Co. Ltd.	420,000	1,882
Okinawa Electric Power Co. Inc.	46,100	1,880
Aichi Steel Corp.	354,000	1,861
Nichias Corp.	337,000	1,831
Gunze Ltd.	602,000	1,826
Matsui Securities Co. Ltd.	387,500	1,824

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
	Aomori Bank Ltd.	631,000	1,820
	Akita Bank Ltd.	635,000	1,819
	Nippon Flour Mills Co. Ltd.	406,000	1,816
	TOMONY Holdings Inc.	454,800	1,804
	EDION Corp.	225,400	1,803
	Toho Zinc Co. Ltd.	442,000	1,802
	Nisshin Oillio Group Ltd.	402,000	1,797
	Toho Bank Ltd.	691,000	1,794
	Sanyo Special Steel Co. Ltd.	329,000	1,790
	Nissin Kogyo Co. Ltd.	126,900	1,788
	Okasan Securities Group Inc.	580,000	1,780
	PanaHome Corp.	258,000	1,778
	Arcs Co. Ltd.	99,700	1,775
*	Digital Garage Inc.	541	1,771
	Pola Orbis Holdings Inc.	65,916	1,762
	Kureha Corp.	393,000	1,755
	Hogy Medical Co. Ltd.	41,400	1,754
	Bank of Nagoya Ltd.	549,000	1,737
^	Kadokawa Group Holdings Inc.	55,700	1,736
	Shinko Electric Industries Co. Ltd.	240,000	1,734
	Oiles Corp.	96,300	1,729
	Mirait Holdings Corp.	225,100	1,722
	Inaba Denki Sangyo Co. Ltd.	60,200	1,722
	Toshiba TEC Corp.	467,000	1,721
	Nippon Chemi-Con Corp.	450,000	1,714
	Ryobi Ltd.	424,000	1,711
	Alpine Electronics Inc.	145,500	1,709
	Amano Corp.	202,500	1,704
	Yodogawa Steel Works Ltd.	428,000	1,701
	MOS Food Services Inc.	88,800	1,694
	Canon Electronics Inc.	69,600	1,693
	eAccess Ltd.	6,227	1,682
	Nikkiso Co. Ltd.	201,000	1,671
	Earth Chemical Co. Ltd.	45,500	1,656
*,^	JVC Kenwood Corp.	405,300	1,647
	Tokai Rubber Industries Ltd.	130,900	1,644
	Japan Airport Terminal Co. Ltd.	124,100	1,642
	WATAMI Co. Ltd.	70,200	1,636
	Tokyo Broadcasting System Holdings Inc.	132,400	1,633
	Toyo Tanso Co. Ltd.	35,200	1,633
*	Daikyo Inc.	952,000	1,623
	Wacom Co. Ltd.	1,176	1,619
	Japan Wool Textile Co. Ltd.	201,000	1,618
	Valor Co. Ltd.	106,600	1,585
	Hikari Tsushin Inc.	67,700	1,576
	Musashi Seimitsu Industry Co. Ltd.	66,400	1,570
	Oita Bank Ltd.	553,000	1,570
	Kansai Urban Banking Corp.	872,000	1,569
	Resorttrust Inc.	104,600	1,565
	Nippo Corp.	177,000	1,559
	Shima Seiki Manufacturing Ltd.	83,100	1,547
	SHO-BOND Holdings Co. Ltd.	69,300	1,546
	Round One Corp.	211,400	1,543
	Aichi Bank Ltd.	27,700	1,537
	Itoham Foods Inc.	441,000	1,518
	Saizeriya Co. Ltd.	93,600	1,517
	Bank of the Ryukyus Ltd.	123,800	1,514
	Chofu Seisakusho Co. Ltd.	59,200	1,510
	Nippon Gas Co. Ltd.	98,900	1,508
	Daifuku Co. Ltd.	290,500	1,507
	Skymark Airlines Inc.	102,400	1,502
	Kitz Corp.	327,000	1,502
	Arnest One Corp.	152,100	1,501
	So-net Entertainment Corp.	378	1,498

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
	Mizuno Corp.	308,000	1,493
	Maeda Corp.	408,000	1,487
	Nichii Gakkan Co.	148,700	1,485
	Sakata Seed Corp.	104,700	1,482
	Kandenko Co. Ltd.	336,000	1,476
	Premier Investment Corp. Class A	433	1,465
	Topy Industries Ltd.	605,000	1,462
	Hokuto Corp.	70,700	1,460
	Nishimatsu Construction Co. Ltd.	886,000	1,455
	Takasago Thermal Engineering Co. Ltd.	182,400	1,452
	Toyo Tire & Rubber Co. Ltd.	598,000	1,451
	Press Kogyo Co. Ltd.	310,000	1,449
	Daiwabo Holdings Co. Ltd.	614,000	1,441
	Nippon Denko Co. Ltd.	268,000	1,429
	Kintetsu World Express Inc.	46,700	1,423
	Message Co. Ltd.	439	1,420
	Mandom Corp.	55,500	1,417
	JFE Shoji Holdings Inc.	348,000	1,412
	Nippon Seiki Co. Ltd.	140,000	1,407
	Tamron Co. Ltd.	52,200	1,405
	Asahi Holdings Inc.	71,500	1,405
	Max Co. Ltd.	117,000	1,398
	Ain Pharmaciez Inc.	34,200	1,398
	Morinaga & Co. Ltd.	590,000	1,395
	Sanden Corp.	406,000	1,393
	Taiyo Holdings Co. Ltd.	53,100	1,388
	Joshin Denki Co. Ltd.	130,000	1,384
	Jaccs Co. Ltd.	419,000	1,384
*	Iseki & Co. Ltd.	626,000	1,375
	Chiyoda Co. Ltd.	77,700	1,373
*	Sumitomo Light Metal Industries Ltd.	1,607,000	1,370
	Kohnan Shoji Co. Ltd.	79,000	1,370
	Aeon Delight Co. Ltd.	68,000	1,369
	Toshiba Plant Systems & Services Corp.	128,000	1,368
	Nippon Thompson Co. Ltd.	212,000	1,365
	Ferrotec Corp.	105,400	1,365
	Towa Pharmaceutical Co. Ltd.	30,900	1,359
	Hosiden Corp.	197,100	1,359
	Tomy Co. Ltd.	197,500	1,355
	Nishimatsuya Chain Co. Ltd.	175,100	1,353
	Industrial & Infrastructure Fund Investment Corp.	256	1,353
	Ehime Bank Ltd.	467,000	1,350
	Hitachi Cable Ltd.	569,000	1,345
	MID Reit Inc.	535	1,342
	Moshi Moshi Hotline Inc.	139,600	1,342
	Hokuetsu Bank Ltd.	714,000	1,340
*,^	Leopalace21 Corp.	490,200	1,337
*	Tokyo Dome Corp.	588,000	1,337
	Toyo Engineering Corp.	404,000	1,336
	Nakanishi Inc.	14,300	1,334
	Fuji Co. Ltd.	60,300	1,331
	Sanyo Chemical Industries Ltd.	204,000	1,319
	Nitta Corp.	72,500	1,316
	Eighteenth Bank Ltd.	514,000	1,316
*	Daiei Inc.	343,350	1,302
	Japan Securities Finance Co. Ltd.	271,100	1,296
	Sekisui House SI Investment Co. Class A	357	1,293
*	Ishihara Sangyo Kaisha Ltd.	1,070,000	1,293
	Sanken Electric Co. Ltd.	342,000	1,283
	Hitachi Kokusai Electric Inc.	171,000	1,273
	Avex Group Holdings Inc.	107,600	1,273
	Shin-Kobe Electric Machinery Co. Ltd.	74,000	1,270
	Okamura Corp.	209,000	1,268
	Chugoku Marine Paints Ltd.	180,000	1,267

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Cosmos Pharmaceutical Corp.	27,300	1,266
Heiwa Real Estate Co. Ltd.	582,500	1,262
Internet Initiative Japan Inc.	346	1,261
Hankyu Reit Inc. Class A	270	1,260
Star Micronics Co. Ltd.	127,300	1,247
T Hasegawa Co. Ltd.	78,300	1,240
Fuji Seal International Inc.	65,500	1,240
Yamazen Corp.	174,700	1,237
* Paramount Bed Holdings Co. Ltd.	52,200	1,237
Doutor Nichires Holdings Co. Ltd.	103,400	1,236
Trusco Nakayama Corp.	66,600	1,234
Sintokogio Ltd.	136,100	1,232
IBJ Leasing Co. Ltd.	54,800	1,226
Komori Corp.	195,800	1,223
Nippon Densetsu Kogyo Co. Ltd.	123,000	1,220
Toppan Forms Co. Ltd.	155,900	1,220
Seikagaku Corp.	112,400	1,219
Sumitomo Real Estate Sales Co. Ltd.	30,220	1,215
Kurabo Industries Ltd.	640,000	1,214
Hitachi Koki Co. Ltd.	161,600	1,212
Tachi-S Co. Ltd.	70,800	1,209
Akebono Brake Industry Co. Ltd.	252,900	1,203
Iino Kaiun Kaisha Ltd.	255,100	1,201
Heiwado Co. Ltd.	98,900	1,197
Kato Sangyo Co. Ltd.	61,300	1,197
Funai Electric Co. Ltd.	60,700	1,193
Bic Camera Inc.	2,246	1,189
Cocokara fine Inc.	47,700	1,186
Japan Aviation Electronics Industry Ltd.	170,000	1,184
NS Solutions Corp.	54,400	1,184
ZERIA Pharmaceutical Co. Ltd.	72,000	1,183
Tokyo Tomin Bank Ltd.	101,300	1,177
Modec Inc.	67,300	1,175
Dydo Drinco Inc.	30,900	1,174
Nippon Signal Co. Ltd.	160,000	1,172
Mitsui Sugar Co. Ltd.	281,000	1,171
Ricoh Leasing Co. Ltd.	53,300	1,166
FIDEA Holdings Co. Ltd.	443,900	1,160
Toei Co. Ltd.	247,000	1,159
Fuji Kyuko Co. Ltd.	203,000	1,159
Parco Co. Ltd.	154,100	1,155
NEC Networks & System Integration Corp.	76,800	1,155
Ariake Japan Co. Ltd.	66,600	1,155
Topre Corp.	119,000	1,152
Kisoji Co. Ltd.	64,200	1,150
* TSI Holdings Co. Ltd.	222,900	1,150
PGM Holdings K K	1,748	1,149
Miyazaki Bank Ltd.	541,000	1,141
United Arrows Ltd.	58,500	1,138
Futaba Industrial Co. Ltd.	177,600	1,132
Melco Holdings Inc.	40,600	1,130
CKD Corp.	167,900	1,127
Yachiyo Bank Ltd.	45,800	1,123
Riken Corp.	274,000	1,123
Mitsubishi Pencil Co. Ltd.	65,100	1,119
Coca-Cola Central Japan Co. Ltd.	84,200	1,117
Takasago International Corp.	239,000	1,116
Maruwa Co. Ltd.	25,743	1,114
Mitsubishi Steel Manufacturing Co. Ltd.	415,000	1,111
Tochigi Bank Ltd.	316,000	1,108
Fujitsu General Ltd.	187,000	1,106
^ Nissha Printing Co. Ltd.	93,632	1,103
Fuji Soft Inc.	69,500	1,102
Shizuoka Gas Co. Ltd.	182,000	1,100

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
^ Colowide Co. Ltd.	170,000	1,098
Megane TOP Co. Ltd.	93,900	1,097
Daihen Corp.	320,000	1,096
* Kanematsu Corp.	1,298,000	1,094
Goldcrest Co. Ltd.	59,530	1,092
TV Asahi Corp.	690	1,087
Geo Holdings Corp.	1,078	1,086
Shinko Plantech Co. Ltd.	122,000	1,084
Sakai Chemical Industry Co. Ltd.	276,000	1,083
Fujitec Co. Ltd.	214,000	1,082
* Fudo Tetra Corp.	509,200	1,076
Daibiru Corp.	159,100	1,075
Riso Kagaku Corp.	62,500	1,073
Nippon Ceramic Co. Ltd.	58,900	1,072
* Takuma Co. Ltd.	227,000	1,071
Nihon Unisys Ltd.	188,700	1,068
Toa Corp.	603,000	1,062
Nitto Kogyo Corp.	91,800	1,062
Nippon Carbon Co. Ltd.	359,000	1,058
Tsugami Corp.	192,000	1,057
Mitsui-Soko Co. Ltd.	301,000	1,054
Plenus Co. Ltd.	68,400	1,052
Transcosmos Inc.	92,400	1,047
Asahi Co. Ltd.	47,200	1,046
Minato Bank Ltd.	608,000	1,044
Senko Co. Ltd.	275,000	1,043
Paltac Corp.	57,800	1,031
Bando Chemical Industries Ltd.	265,000	1,029
Nippon Coke & Engineering Co. Ltd.	752,500	1,024
Godo Steel Ltd.	433,000	1,024
Daido Metal Co. Ltd.	100,000	1,022
Eizo Nanao Corp.	53,200	1,020
Tecmo Koei Holdings Co. Ltd.	112,900	1,013
Kappa Create Co. Ltd.	47,100	1,012
TKC	51,900	1,009
San-A Co. Ltd.	26,100	1,005
Cosel Co. Ltd.	71,900	1,004
* Sankyo-Tateyama Holdings Inc.	796,000	1,001
HI-LEX Corp.	68,405	1,000
* Kenedix Inc.	6,734	998
Royal Holdings Co. Ltd.	88,800	998
Koa Corp.	102,000	996
* Furukawa Co. Ltd.	1,027,000	995
Topcon Corp.	192,800	994
Japan Rental Housing Investments Inc. Class A	2,598	986
Noritake Co. Ltd.	309,000	984
Shindengen Electric Manufacturing Co. Ltd.	231,000	983
Idec Corp.	94,900	982
Marudai Food Co. Ltd.	294,000	980
ASKUL Corp.	68,600	978
Shinmaywa Industries Ltd.	288,000	974
Seiren Co. Ltd.	163,600	971
KEY Coffee Inc.	54,800	971
St. Marc Holdings Co. Ltd.	26,100	965
Bank of Saga Ltd.	406,000	962
Kyoei Steel Ltd.	54,400	962
Kuroda Electric Co. Ltd.	87,800	956
Shimizu Bank Ltd.	25,900	954
Chudenko Corp.	87,900	952
TOC Co. Ltd.	215,400	948
Nippon Synthetic Chemical Industry Co. Ltd.	170,000	944
Okamoto Industries Inc.	231,000	944
Milbon Co. Ltd.	30,660	941
T-Gaia Corp.	511	941

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Pilot Corp.	457	939
Taihei Kogyo Co. Ltd.	174,000	935
Aida Engineering Ltd.	187,200	934
Monex Group Inc.	6,112	934
^ Juki Corp.	417,000	932
Nagaileben Co. Ltd.	67,400	929
EPS Co. Ltd.	441	924
Nippon Sharyo Ltd.	229,000	924
Nidec Sankyo Corp.	145,000	923
J-Oil Mills Inc.	320,000	921
Doshisha Co. Ltd.	37,000	919
Organo Corp.	117,000	918
Osaka Steel Co. Ltd.	54,500	917
Towa Bank Ltd.	786,000	914
Tocalo Co. Ltd.	44,800	909
Kanto Auto Works Ltd.	109,500	907
Sanki Engineering Co. Ltd.	168,000	905
Nissin Electric Co. Ltd.	147,000	904
* Showa Corp.	156,100	904
Nichiha Corp.	77,500	903
Toyo Construction Co. Ltd.	888,000	903
Japan Pulp & Paper Co. Ltd.	269,000	903
Gulliver International Co. Ltd.	20,400	901
Sekisui Jushi Corp.	95,000	896
Heiwa Real Estate REIT Inc. Class A	1,740	894
Okuwa Co. Ltd.	64,000	893
Eagle Industry Co. Ltd.	80,000	892
Torishima Pump Manufacturing Co. Ltd.	64,500	892
Higashi-Nippon Bank Ltd.	441,000	890
Yokohama Reito Co. Ltd.	118,900	888
Mitsuboshi Belting Co. Ltd.	169,000	887
Mitsuba Corp.	111,000	886
Token Corp.	24,630	885
Vital KSK Holdings Inc.	106,600	883
Yorozu Corp.	37,200	877
DTS Corp.	74,400	876
NEC Mobiling Ltd.	26,100	871
Seiko Holdings Corp.	352,000	871
Foster Electric Co. Ltd.	59,300	868
Alpen Co. Ltd.	50,500	866
Ministop Co. Ltd.	48,100	865
Nihon M&A Center Inc.	153	864
Nagatanien Co. Ltd.	79,000	862
Toyo Corp.	81,800	862
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	191,000	858
TOKAI Holdings Corp.	169,600	857
Ohsho Food Service Corp.	36,300	852
* Unitika Ltd.	1,477,000	852
Nihon Dempa Kogyo Co. Ltd.	62,300	852
Sato Holding Corp.	69,900	851
Macromill Inc.	72,400	848
* Nippon Yakin Kogyo Co. Ltd.	481,000	843
Izumiya Co. Ltd.	186,000	841
Hisaka Works Ltd.	71,000	841
Inabata & Co. Ltd.	155,000	841
Megachips Corp.	60,600	836
Honeys Co. Ltd.	57,940	834
^ Tokyo Rope Manufacturing Co. Ltd.	366,000	834
JSP Corp.	56,700	832
NSD Co. Ltd.	104,200	830
Ringer Hut Co. Ltd.	61,700	829
Takamatsu Construction Group Co. Ltd.	52,300	829
Stella Chemifa Corp.	28,600	828
Osaki Electric Co. Ltd.	93,000	826

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
	Denki Kogyo Co. Ltd.	218,000	826
*	Mitsubishi Paper Mills Ltd.	874,000	825
	Yaoko Co. Ltd.	25,100	823
	Sinfonia Technology Co. Ltd.	331,000	822
	OBIC Business Consultants Ltd.	16,750	819
	Arc Land Sakamoto Co. Ltd.	44,700	818
	Tsukuba Bank Ltd.	247,000	816
	Torii Pharmaceutical Co. Ltd.	43,100	806
	Furukawa-Sky Aluminum Corp.	272,000	804
	Nitto Kohki Co. Ltd.	35,500	804
	Aisan Industry Co. Ltd.	86,100	802
*	OncoTherapy Science Inc.	472	802
	Cawachi Ltd.	42,000	798
	C Uyemura & Co. Ltd.	22,800	796
	Union Tool Co.	44,200	793
	AOC Holdings Inc.	137,400	788
	Fields Corp.	471	783
	Corona Corp.	44,900	782
	Itochu Enex Co. Ltd.	150,400	781
	Kyudenko Corp.	129,000	780
	Showa Sangyo Co. Ltd.	258,000	778
*,^	Fujiya Co. Ltd.	390,000	767
	Kasumi Co. Ltd.	120,100	765
	Nippon Beet Sugar Manufacturing Co. Ltd.	370,000	762
	Sanyo Shokai Ltd.	321,000	757
	Harmonic Drive Systems Inc.	36,600	756
	Ichibanya Co. Ltd.	25,000	752
	Fujimi Inc.	62,700	751
	Toda Kogyo Corp.	101,000	749
	AOKI Holdings Inc.	56,000	746
*	SWCC Showa Holdings Co. Ltd.	785,000	744
	Taihei Dengyo Kaisha Ltd.	113,000	744
	Pal Co. Ltd.	20,450	743
	Aiphone Co. Ltd.	42,500	742
	Descente Ltd.	131,000	740
	Dai-ichi Seiko Co. Ltd.	26,900	738
	Marusan Securities Co. Ltd.	205,100	737
	As One Corp.	38,500	736
	Katakura Industries Co. Ltd.	74,000	735
	Sodick Co. Ltd.	133,000	734
	Sanyo Denki Co. Ltd.	124,000	734
	GMO internet Inc.	170,300	734
	Zenrin Co. Ltd.	82,000	733
*	Aderans Co. Ltd.	71,300	732
	Uniden Corp.	188,000	732
	Enplas Corp.	34,200	729
	Temp Holdings Co. Ltd.	84,700	726
	Sanshin Electronics Co. Ltd.	86,500	725
*	Orient Corp.	762,000	724
	NEC Fielding Ltd.	59,400	719
	Mikuni Coca-Cola Bottling Co. Ltd.	82,700	715
	T RAD Co. Ltd.	196,000	713
	Noevir Holdings Co. Ltd.	63,700	711
	Daidoh Ltd.	71,900	709
	Yusen Logistics Co. Ltd.	53,100	707
	Fujicco Co. Ltd.	57,000	705
	Mitsubishi Shokuhin Co. Ltd.	30,300	703
	Pack Corp.	46,800	703
	Tokyu Construction Co. Ltd.	256,970	703
	Denyo Co. Ltd.	49,200	701
	TPR Co. Ltd.	60,200	701
	Shin-Etsu Polymer Co. Ltd.	146,400	701
	Toyo Kohan Co. Ltd.	177,000	698
	Belluna Co. Ltd.	89,350	698

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
*	Takara Bio Inc.	132,700	698
	Mani Inc.	19,800	697
	Shoei Co. Ltd.	94,100	693
	Tokyu Livable Inc.	76,900	692
	Sanoh Industrial Co. Ltd.	80,400	692
	Icom Inc.	28,300	692
	Kaga Electronics Co. Ltd.	71,600	688
	Yuasa Trading Co. Ltd.	491,000	686
*	Clarion Co. Ltd.	404,000	684
	Neturen Co. Ltd.	91,200	683
	Nichiden Corp.	21,100	682
	Sinanen Co. Ltd.	150,000	682
	BML Inc.	28,300	681
	Totetsu Kogyo Co. Ltd.	79,000	676
	Sumitomo Precision Products Co. Ltd.	104,000	674
	San-Ai Oil Co. Ltd.	155,000	673
	Axell Corp.	29,800	672
	Pasona Group Inc.	694	671
	kabu.com Securities Co. Ltd.	238,200	670
	Daiso Co. Ltd.	199,000	667
*	Aiful Corp.	473,450	664
	Sasebo Heavy Industries Co. Ltd.	443,000	662
	Sumikin Bussan Corp.	298,000	660
	Shikoku Chemicals Corp.	116,000	650
	Dwango Co. Ltd.	367	650
	Paris Miki Holdings Inc.	80,400	649
	Gurunavi Inc.	52,800	648
^	Mixi Inc.	219	647
*,^	Daiichi Chuo KK	480,000	646
	Achilles Corp.	466,000	646
	Senshukai Co. Ltd.	95,700	636
	Daiken Corp.	208,000	635
	Yushin Precision Equipment Co. Ltd.	32,900	635
*	Toko Inc.	296,000	633
	Nihon Nohyaku Co. Ltd.	144,000	633
	Nittetsu Mining Co. Ltd.	155,000	629
	Mitsui Matsushima Co. Ltd.	358,571	628
	Ryoyo Electro Corp.	68,800	625
	ASKA Pharmaceutical Co. Ltd.	86,000	624
	Tokyotokeiba Co. Ltd.	456,000	623
	Chugai Ro Co. Ltd.	212,000	623
	Mie Bank Ltd.	270,000	623
	Hibiya Engineering Ltd.	63,400	622
	Nihon Yamamura Glass Co. Ltd.	269,000	622
	Macnica Inc.	29,200	617
	Maruetsu Inc.	175,000	617
	Matsuda Sangyo Co. Ltd.	41,700	616
	Toridoll.corp	64,500	611
	Sumitomo Seika Chemicals Co. Ltd.	135,000	609
	Kanto Denka Kogyo Co. Ltd.	123,000	603
	Asahi Organic Chemicals Industry Co. Ltd.	233,000	602
*	Chiba Kogyo Bank Ltd.	110,500	601
	Toyo Denki Seizo - Toyo Electric Manufacturing Co. Ltd.	136,000	600
	Nippon Road Co. Ltd.	233,000	600
	Yurtec Corp.	121,000	600
	Kyosan Electric Manufacturing Co. Ltd.	135,000	597
	HAJIME CONSTRUCTION Co. Ltd.	27,200	587
	Ichiyoshi Securities Co. Ltd.	101,200	586
	GROWELL HOLDINGS Co. Ltd.	25,630	584
	Nafco Co. Ltd.	34,100	581
	Ines Corp.	88,900	580
	Tsutsumi Jewelry Co. Ltd.	24,700	576
	Kumiai Chemical Industry Co. Ltd.	162,000	572
	Toenec Corp.	110,000	571

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
	Nippon Valqua Industries Ltd.	227,000	570
	Jeol Ltd.	215,000	569
	Able Chintai Holdings Inc.	111,100	562
	V Technology Co. Ltd.	122	557
	Japan Digital Laboratory Co. Ltd.	58,800	556
	Nissen Holdings Co. Ltd.	91,000	551
	SMK Corp.	167,000	550
	Toyo Kanetsu KK	298,000	548
	Sekisui Plastics Co. Ltd.	138,000	544
	Aichi Machine Industry Co. Ltd.	177,000	544
	Maruzen Showa Unyu Co. Ltd.	165,000	539
	Siix Corp.	42,200	539
^	Takaoka Electric Manufacturing Co. Ltd.	207,000	539
	Tamura Corp.	210,000	538
	Fujita Kanko Inc.	162,000	533
	Fuso Pharmaceutical Industries Ltd.	206,000	528
	Iida Home Max	65,000	525
	Oyo Corp.	52,700	525
	CREATE SD HOLDINGS Co. Ltd.	24,600	525
	Atsugi Co. Ltd.	445,000	524
	Keiyo Co. Ltd.	89,800	523
^	Japan Drilling Co. Ltd.	15,900	521
	Kyodo Printing Co. Ltd.	228,000	519
	France Bed Holdings Co. Ltd.	374,000	519
	Krosaki Harima Corp.	151,000	514
^	Simplex Holdings Inc.	1,375	507
	Tokyu Community Corp.	16,300	507
^	Starbucks Coffee Japan Ltd.	874	506
*,^	Matsuya Co. Ltd.	86,300	502
	Proto Corp.	14,700	499
	Yokogawa Bridge Holdings Corp.	85,000	490
	Yahagi Construction Co. Ltd.	100,000	488
	Touei Housing Corp.	49,200	483
	Nice Holdings Inc.	237,000	481
	Nidec Copal Corp.	45,000	477
	GCA Savvian Group Corp.	404	473
	Roland Corp.	54,100	473
	Systena Corp.	681	472
	Takihyo Co. Ltd.	84,000	463
	Prima Meat Packers Ltd.	353,000	461
*,^	Access Co. Ltd.	883	459
	NS United Kaiun Kaisha Ltd.	305,000	457
	Chiyoda Integre Co. Ltd.	34,400	456
	Tsukishima Kikai Co. Ltd.	59,000	455
	Itochu-Shokuhin Co. Ltd.	13,100	450
	Obara Group Inc.	35,800	446
	Daikokutenbussan Co. Ltd.	15,500	445
	ST Corp.	33,900	441
	Nissin Corp.	189,000	440
	Daiichi Jitsugyo Co. Ltd.	107,000	434
	Hitachi Medical Corp.	40,000	433
	Yonekyu Corp.	49,500	432
	Mitsuuroko Holdings Co. Ltd.	71,600	426
	CMIC Co. Ltd.	25,600	425
	Gun-Ei Chemical Industry Co. Ltd.	158,000	423
	Bunka Shutter Co. Ltd.	135,000	423
	Hioki EE Corp.	23,200	422
	en-japan Inc.	379	422
	Kyoritsu Maintenance Co. Ltd.	26,000	419
	Matsuya Foods Co. Ltd.	21,900	417
	Takiron Co. Ltd.	124,000	415
	Nippon Steel Trading Co. Ltd.	159,000	414
	Atom Corp.	120,800	413
	Shinko Shoji Co. Ltd.	53,300	412

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
	Kanto Natural Gas Development Ltd.	79,000	409
	Seika Corp.	165,000	408
	Tenma Corp.	46,900	407
	Shimojima Co. Ltd.	33,500	407
	Daiwa Industries Ltd.	82,000	405
	Koatsu Gas Kogyo Co. Ltd.	72,000	403
	Mars Engineering Corp.	25,300	401
*	CMK Corp.	108,300	396
	Hosokawa Micron Corp.	94,000	395
	Mimasu Semiconductor Industry Co. Ltd.	45,700	383
	Mitsui Home Co. Ltd.	76,000	381
	Nohmi Bosai Ltd.	61,000	378
	Arisawa Manufacturing Co. Ltd.	84,700	376
	Kura Corp.	29,600	376
	JCR Pharmaceuticals Co. Ltd.	42,000	375
	Sankei Building Co. Ltd.	89,700	374
	Japan Cash Machine Co. Ltd.	44,700	369
	Kojima Co. Ltd.	53,800	369
*,^	Japan Wind Development Co. Ltd.	389	368
	Uchida Yoko Co. Ltd.	131,000	363
	NPC Inc.	42,000	361
	GLOBERIDE Inc.	346,000	360
	SRI Sports Ltd.	33,300	355
	NEC Capital Solutions Ltd.	24,600	353
	Hakuto Co. Ltd.	38,100	346
	Shibusawa Warehouse Co. Ltd.	120,000	346
	Information Services International-Dentsu Ltd.	38,700	341
	Japan Radio Co. Ltd.	138,000	334
	Yomiuri Land Co. Ltd.	105,000	334
	Nidec-Tosok Corp.	27,600	332
	Chuetsu Pulp & Paper Co. Ltd.	217,000	330
^	Dai Nippon Toryo Co. Ltd.	319,000	329
^	COOKPAD Inc.	13,900	328
	Pronexus Inc.	66,000	324
*,^	Nippon Metal Industry Co. Ltd.	330,000	323
	Cleanup Corp.	53,700	320
	Nidec Copal Electronics Corp.	50,800	320
	Aichi Corp.	79,800	317
	Tokyo Energy & Systems Inc.	67,000	317
	Kinki Sharyo Co. Ltd.	95,000	316
*	Best Denki Co. Ltd.	112,000	306
^	Mitsubishi Kakoki Kaisha Ltd.	159,000	305
	Toho Real Estate Co. Ltd.	59,100	305
	Nippon Kanzai Co. Ltd.	16,500	305
	Mitsui High-Tec Inc.	67,000	302
	Furuya Metal Co. Ltd.	7,200	300
	Roland DG Corp.	28,000	294
	Shinsho Corp.	127,000	293
	Namura Shipbuilding Co. Ltd.	90,200	291
	Japan Vilene Co. Ltd.	69,000	287
	MTI Ltd.	222	282
	Meito Sangyo Co. Ltd.	21,700	277
	Mitsubishi Research Institute Inc.	16,400	276
	Onoken Co. Ltd.	33,500	273
	Furuno Electric Co. Ltd.	59,500	269
	Gakken Holdings Co. Ltd.	152,000	269
*	Usen Corp.	394,890	266
^	Shibaura Mechatronics Corp.	86,000	265
	Tv Tokyo Holdings Corp.	19,400	263
	Zappallas Inc.	268	263
*	Meiko Electronics Co. Ltd.	30,400	262
	Otsuka Kagu Ltd.	28,700	246
	S Foods Inc.	32,500	244
*	Nakayama Steel Works Ltd.	245,000	243

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Airport Facilities Co. Ltd.	63,000	240
Inui Steamship Co. Ltd.	58,900	230
Shinkawa Ltd.	43,000	229
Alpha Systems Inc.	16,000	226
Future Architect Inc.	547	223
* FDK Corp.	210,000	223
Micronics Japan Co. Ltd.	38,700	223
Nippon Koshuha Steel Co. Ltd.	211,000	223
Nishio Rent All Co. Ltd.	35,400	221
Taiko Pharmaceutical Co. Ltd.	21,200	219
* Noritsu Koki Co. Ltd.	46,700	212
Tohokushinsha Film Corp.	41,700	212
* Sparx Group Co. Ltd.	2,674	208
Ohara Inc.	21,000	204
SEC Carbon Ltd.	48,000	204
Daisyo Corp.	16,900	200
Furukawa Battery Co. Ltd.	38,000	187
VERISIGN JAPAN KK	501	181
Tanaka Chemical Corp.	24,400	176
Daikoku Denki Co. Ltd.	19,100	171
* Ubiquitous Corp.	118	144
		8,465,384
Malaysia (0.8%)
CIMB Group Holdings Bhd.	16,540,400	40,600
Malayan Banking Bhd.	11,553,090	31,366
Sime Darby Bhd.	9,262,700	26,720
Genting Bhd.	6,981,100	24,315
IOI Corp. Bhd.	10,976,986	18,649
Tenaga Nasional Bhd.	9,395,800	18,225
Petronas Chemicals Group Bhd.	8,203,128	17,113
Public Bank Bhd. (Foreign)	3,632,994	15,009
Axiata Group Bhd.	8,744,300	13,821
Maxis Bhd.	7,762,350	13,499
Genting Malaysia Bhd.	10,151,400	12,628
Kuala Lumpur Kepong Bhd.	1,646,986	11,238
AMMB Holdings Bhd.	5,729,700	11,108
DiGi.Com Bhd.	1,069,200	11,010
Petronas Gas Bhd.	2,387,700	10,159
PPB Group Bhd.	1,647,600	9,125
MISC Bhd.	3,798,980	8,613
PLUS Expressways Bhd.	5,216,600	7,508
IJM Corp. Bhd.	3,980,860	7,353
Hong Leong Bank Bhd.	1,952,960	6,718
Gamuda Bhd.	5,610,000	6,168
British American Tobacco Malaysia Bhd.	400,500	6,030
YTL Corp. Bhd.	11,340,100	5,466
AirAsia Bhd.	4,207,300	5,287
Telekom Malaysia Bhd.	3,827,600	5,271
SP Setia Bhd.	3,933,350	4,908
RHB Capital Bhd.	1,948,900	4,873
YTL Power International Bhd.	7,506,758	4,646
Petronas Dagangan Bhd.	856,200	4,530
UMW Holdings Bhd.	1,761,300	3,795
Alliance Financial Group Bhd.	3,168,700	3,627
Berjaya Sports Toto Bhd.	2,578,628	3,577
Parkson Holdings Bhd.	1,899,739	3,449
Lafarge Malayan Cement Bhd.	1,488,500	3,424
Malaysia Marine and Heavy Engineering Holdings Bhd.	1,625,871	3,315
Dialog Group Bhd.	4,162,600	3,232
Malaysian Resources Corp. Bhd.	4,882,400	3,188
Malaysia Airports Holdings Bhd.	1,535,900	3,154
Berjaya Corp. Bhd.	8,948,800	3,005
Hong Leong Financial Group Bhd.	732,200	2,834
Kencana Petroleum Bhd.	3,366,900	2,822

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
* UEM Land Holdings Bhd.	3,645,103	2,591
Bursa Malaysia Bhd.	1,088,000	2,396
MMC Corp. Bhd.	2,675,100	2,339
Sunway Real Estate Investment Trust	6,290,800	2,313
Media Prima Bhd.	2,775,700	2,287
Boustead Holdings Bhd.	1,183,800	2,055
IGB Corp. Bhd.	2,925,148	1,888
Genting Plantations Bhd.	749,300	1,785
Multi-Purpose Holdings Bhd.	2,054,100	1,769
Top Glove Corp. Bhd.	1,254,600	1,742
WCT Bhd.	1,903,000	1,603
DRB-Hicom Bhd.	2,279,200	1,545
Kulim Malaysia Bhd.	1,326,000	1,545
TAN Chong Motor Holdings Bhd.	956,300	1,395
KLCC Property Holdings Bhd.	1,296,700	1,313
* Sunway Bhd.	1,704,132	1,294
CapitaMalls Malaysia Trust	2,787,300	1,195
KNM Group Bhd.	2,460,500	1,142
KPJ Healthcare Bhd.	816,800	1,113
Affin Holdings Bhd.	1,128,700	1,078
Carlsberg Brewery-Malay Bhd.	459,800	1,049
OSK Holdings Bhd.	1,811,600	1,016
IJM Land Bhd.	1,320,900	990
POS Malaysia Bhd.	1,072,700	972
* Time dotCom Bhd.	4,785,800	963
QL Resources Bhd.	945,780	877
Wah Seong Corp. Bhd.	1,173,700	810
Lion Industries Corp. Bhd.	1,523,300	753
Eastern & Oriental Bhd.	1,630,300	745
Lingkaran Trans Kota Holdings Bhd.	647,000	730
Supermax Corp. Bhd.	580,600	697
TA Enterprise Bhd.	3,639,800	695
KFC Holdings Malaysia Bhd.	615,000	693
IJM Plantations Bhd.	798,900	687
Proton Holdings Bhd.	780,600	679
Malaysia Building Society	1,175,485	672
QSR Brands Bhd.	336,000	621
Mah Sing Group Bhd.	935,400	619
Malaysian Bulk Carriers Bhd.	986,100	597
* Mulpha International Bhd.	4,462,300	583
Keck Seng Malaysia Bhd.	441,300	549
Unisem M Bhd.	1,254,400	510
Kossan Rubber Industries	523,600	487
United Malacca Bhd.	222,700	484
JT International Bhd.	231,800	481
Kian JOO CAN Factory Bhd.	755,900	470
Media Chinese International Ltd.	1,282,700	469
NCB Holdings Bhd.	346,300	421
YNH Property Bhd.	742,900	419
WTK Holdings Bhd.	893,500	412
Hartalega Holdings Bhd.	230,800	409
APM Automotive Holdings Bhd.	276,400	395
Hap Seng Plantations Holdings Bhd.	442,300	386
* Scomi Group Bhd.	3,802,200	370
Evergreen Fibreboard Bhd.	1,091,700	357
Mudajaya Group Bhd.	461,066	349
Press Metal Bhd.	526,100	329
TH Plantations Bhd.	481,800	328
JCY International Bhd.	1,671,100	326
* Benalec Holdings Bhd.	778,500	316
Masterskill Education Group Bhd.	720,600	301
* Wah Nam International Holdings Ltd.	3,543,624	300
TA Global Bhd.	2,933,300	284
Samling Global Ltd.	4,916,000	283

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Malaysian Pacific Industries Bhd.	261,100	279
Esso Malaysia Bhd.	224,000	268
Ann Joo Resources Bhd.	374,900	262
Muhibbah Engineering M Bhd.	659,900	259
Starhill Real Estate Investment Trust	916,000	255
Dayang Enterprise Holdings Bhd.	418,900	236
Paramount Corp. Bhd.	411,600	231
Coastal Contracts Bhd.	368,133	231
* Landmarks Bhd.	597,800	226
Faber Group Bhd.	390,400	217
Kinsteel Bhd.	1,091,000	204
YTL E-Solutions Bhd.	696,600	199
ECM Libra Financial Group Bhd.	759,500	193
* YTL Land & Development Bhd.	443,800	179
Uchi Technologies Bhd.	434,900	176
Hai-O Enterprise Bhd.	267,800	168
Naim Holdings Bhd.	266,600	166
Lingui Development Bhd.	330,100	166
Hock Seng LEE Bhd.	348,300	163
Tradewinds Corp. Bhd.	586,300	153
Cahya Mata Sarawak Bhd.	232,300	151
Latexx Partners Bhd.	255,300	150
* Malaysia Building Society Warrants	489,785	145
Kim Loong Resources Bhd.	217,700	144
* Alam Maritim Resources Bhd.	528,100	139
CSC Steel Holdings Bhd.	302,200	138
* Puncak Niaga Holding Bhd.	297,200	119
* Perdana Petroleum Bhd.	498,000	114
Pelikan International Corp. Bhd.	352,300	97
* Kulim Malaysia Bhd. Warrants EXP 2/27/2016	165,750	65
* Sunway Bhd. Warrants Exp. 08/17/2016	340,826	63
* WCT Bhd. Warrants Expire 02/24/2016	288,480	52
Public Bank Bhd. (Local)	8,900	37
* Pharmaniaga Bhd.	20,587	35
Ranhill Bhd.	606,200	12
* QL Resources Bhd. Warrants	34,224	7
		466,348
Mexico (1.0%)
America Movil SAB de CV	141,227,140	179,514
Wal-Mart de Mexico SAB de CV	21,401,000	55,241
Fomento Economico Mexicano SAB de CV	6,655,100	44,659
Grupo Mexico SAB de CV Class B	13,077,717	36,249
Grupo Televisa SAB	8,225,300	35,180
Industrias Penoles SAB de CV	476,595	19,454
Grupo Elektra SA de CV	250,240	19,284
Grupo Financiero Banorte SAB de CV	5,563,500	18,974
* Cemex SAB de CV	35,025,019	15,322
Grupo Financiero Inbursa SA	6,906,028	14,815
Telefonos de Mexico SAB de CV	18,585,700	14,601
Grupo Modelo SAB de CV	2,160,300	13,743
Alfa SAB de CV Class A	1,014,400	11,711
Grupo Bimbo SAB de CV Class A	5,656,800	11,651
Kimberly-Clark de Mexico SAB de CV Class A	1,796,000	10,222
Mexichem SAB de CV	2,499,663	8,619
* Minera Frisco SAB de CV	2,175,562	8,572
Coca-Cola Femsa SAB de CV	922,900	8,300
Arca Continental SAB de CV	1,161,758	5,514
Grupo Carso SAB de CV	2,013,700	5,192
Compartamos SAB de CV	3,128,400	4,836
Grupo Aeroportuario del Pacifico SAB de CV Class B	1,178,400	4,106
Grupo Aeroportuario del Sureste SAB de CV Class B	701,191	4,034
* Genomma Lab Internacional SAB de CV Class B	1,631,300	3,366
* Promotora y Operadora de Infraestructura SAB de CV	662,700	2,675

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
* Empresas ICA SAB de CV	1,928,736	2,582
* Urbi Desarrollos Urbanos SAB de CV	1,920,000	2,448
* Corp GEO SAB de CV	1,563,657	2,158
* Controladora Comercial Mexicana SAB de CV	1,363,956	1,970
* Desarrolladora Homex SAB de CV	755,500	1,893
* Industrias CH SAB de CV Class B	570,944	1,858
TV Azteca SAB de CV	3,038,235	1,844
Grupo Aeroportuario del Pacifico SAB de CV ADR	48,526	1,682
Alsea SAB de CV	1,298,693	1,344
Bolsa Mexicana de Valores SAB de CV	757,252	1,238
* Gruma SAB de CV Class B	572,100	1,119
Grupo Aeroportuario del Centro Norte Sab de CV	566,742	955
Grupo Herdez SAB de CV	447,878	823
* Grupo Simec SAB de CV Class B	361,010	806
* Axtel SAB de CV	2,392,458	784
Consorcio ARA SAB de CV	2,633,766	723
* Grupo Famsa SAB de CV Class A	566,871	508
Financiera Independencia SAB de CV	888,934	427
Cia Minera Autlan SAB de CV Class B	187,000	194
* Bio Pappel SAB de CV	240,600	107
		581,297
Morocco (0.0%)
Alliances Developpement Immobilier SA	11,207	928
Maroc Telecom SA	49,896	876
Douja Promotion Groupe Addoha SA	84,813	798
Attijariwafa Bank	15,081	684
		3,286
Netherlands (1.7%)
Unilever NV	5,590,991	193,021
* ING Groep NV	13,148,845	113,356
Koninklijke Philips Electronics NV	3,465,226	72,135
Koninklijke KPN NV	5,226,271	68,427
ASML Holding NV	1,476,564	61,940
Koninklijke Ahold NV	3,977,421	50,817
Heineken NV	887,818	43,029
Akzo Nobel NV	791,566	41,622
Reed Elsevier NV	2,359,297	28,972
* Aegon NV	5,891,519	28,096
Koninklijke DSM NV	530,705	27,157
Wolters Kluwer NV	1,015,399	17,917
Heineken Holding NV	394,319	16,869
Randstad Holding NV	409,726	14,546
Fugro NV	232,811	13,673
SBM Offshore NV	578,840	12,718
Koninklijke Vopak NV	242,258	12,486
Corio NV	205,210	10,428
TNT Express NV	1,192,128	10,115
Koninklijke Boskalis Westminster NV	244,273	8,538
Nutreco NV	118,966	7,904
Imtech NV	251,936	7,443
Eurocommercial Properties NV	141,762	6,046
Delta Lloyd NV	338,830	5,950
Aalberts Industries NV	333,168	5,860
PostNL NV	1,147,730	5,811
Wereldhave NV	69,296	5,424
ASM International NV	144,643	4,072
Arcadis NV	189,143	3,710
CSM	230,301	3,375
Vastned Retail NV	62,917	3,179
Koninklijke BAM Groep NV	747,890	3,107
Koninklijke Ten Cate NV	88,220	3,029
TKH Group NV	120,317	2,966
Sligro Food Group NV	88,897	2,910
Mediq NV	181,681	2,883

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
	Tetragon Financial Group Ltd.	418,662	2,733
	Nieuwe Steen Investments NV	180,242	2,669
	Unit 4 NV	87,532	2,479
*,^	TomTom NV	410,491	2,048
	BinckBank NV	171,828	1,993
	USG People NV	206,435	1,828
*	SNS REAAL NV	533,354	1,487
*	Wavin NV	167,722	1,242
	Koninklijke Wessanen NV	245,940	1,228
	Beter Bed Holding NV	57,064	1,176
	Exact Holding NV	41,949	1,107
	Brunel International NV	30,524	1,098
	Hunter Douglas NV	23,919	1,096
*	AMG Advanced Metallurgical Group NV	86,393	1,068
	Grontmij NV	60,107	939
	Accell Group	39,102	883
	Heijmans NV	43,646	669
	BE Semiconductor Industries NV	97,229	658
	Amsterdam Commodities NV	44,188	630
^	Kardan NV	159,996	507
	KAS Bank NV	31,205	384
	ASML Holding NV	7,466	313
*	Ordina NV	128,626	231
*	Aegon NV	922	4
*	SRM DESCRIPTION NOT FOUND IN INVEST1	58,978	—
			948,001
New Zealand (0.1%)
	Telecom Corp. of New Zealand Ltd.	6,653,886	13,585
	Fletcher Building Ltd.	2,089,688	11,143
	Auckland International Airport Ltd.	3,207,098	6,056
	Sky City Entertainment Group Ltd.	1,958,901	5,573
	Contact Energy Ltd.	1,222,409	5,508
	Fisher & Paykel Healthcare Corp. Ltd.	1,780,526	3,312
	Sky Network Television Ltd.	592,694	2,624
	Mainfreight Ltd.	282,757	2,215
	Goodman Property Trust	2,639,641	2,085
	Infratil Ltd.	1,398,913	2,083
	Kiwi Income Property Trust	2,432,585	2,066
	Ryman Healthcare Ltd.	938,745	2,046
	AMP NZ Office Ltd.	2,876,276	1,927
	Vector Ltd.	835,000	1,742
	Freightways Ltd.	509,525	1,393
	Nuplex Industries Ltd.	626,337	1,314
	Fletcher Building Ltd.	240,759	1,287
	Warehouse Group Ltd.	381,820	1,038
	Air New Zealand Ltd.	1,163,556	983
*	Fisher & Paykel Appliances Holdings Ltd.	1,889,138	689
	Tower Ltd.	546,593	601
	New Zealand Oil & Gas Ltd.	1,059,646	595
*	PGG Wrightson Ltd.	1,026,206	339
			70,204
Norway (0.7%)
	Statoil ASA	3,829,774	97,177
	Telenor ASA	2,558,522	45,574
	DnB NOR ASA	3,336,916	38,598
	Seadrill Ltd.	1,123,664	36,900
	Yara International ASA	650,940	30,783
	Orkla ASA	2,640,458	22,891
*	Subsea 7 SA	960,630	20,714
	Norsk Hydro ASA	3,178,822	16,466
*	Petroleum Geo-Services ASA	716,526	7,785
	TGS Nopec Geophysical Co. ASA	340,979	7,724
	Gjensidige Forsikring ASA	685,311	7,514
	Storebrand ASA	1,171,062	7,155

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
	Schibsted ASA	256,819	6,680
	Aker Solutions ASA	569,565	6,548
	ProSafe SE	770,756	5,826
	Marine Harvest ASA	8,781,694	3,914
	Fred Olsen Energy ASA	114,825	3,852
	Tomra Systems ASA	500,789	3,672
	Statoil Fuel & Retail ASA	456,270	3,611
*	Algeta ASA	93,777	3,267
*	Det Norske Oljeselskap ASA	213,843	3,176
*	DNO International ASA	2,481,536	2,901
*	Aker Drilling ASA	598,981	2,850
	Aker ASA	82,638	2,346
	BW Offshore Ltd.	1,222,497	2,282
	Norwegian Property ASA	1,384,957	2,169
	Veidekke ASA	305,342	2,102
	SpareBank 1 SMN	264,522	2,102
	Atea ASA	228,956	2,021
	Cermaq ASA	178,972	1,985
	Stolt-Nielsen Ltd.	95,911	1,897
*	Songa Offshore SE	457,899	1,833
*,^	Renewable Energy Corp. ASA	1,636,947	1,578
*	Archer Ltd.	336,528	1,415
	Austevoll Seafood ASA	297,630	1,173
	Opera Software ASA	257,968	1,161
*	Northland Resources SA	766,496	1,124
	Leroey Seafood Group ASA	71,467	1,106
^	Nordic Semiconductor ASA	444,337	1,104
*	Kvaerner ASA	517,177	996
*	Norwegian Air Shuttle AS	75,987	994
^	Frontline Ltd.	168,665	858
*	Electromagnetic GeoServices AS	342,960	840
*	Dockwise Ltd.	50,958	830
*,^	Norwegian Energy Co. AS	664,012	712
	Golden Ocean Group Ltd.	907,507	699
	Northern Offshore Ltd.	350,863	683
*	Panoro Energy ASA	714,707	677
*	Polarcus Ltd.	956,949	666
*	EDB ErgoGroup ASA	286,404	540
*	Morpol ASA	260,125	519
*	Kongsberg Automotive Holding ASA	1,381,263	498
	Bakkafrost P/F	75,747	451
*	Copeinca ASA	67,081	433
*	Eltek ASA	696,552	399
*	Hurtigruten ASA	661,425	388
*	Pronova BioPharma AS	431,580	388
	BWG Homes ASA	168,483	386
*	Deep Sea Supply plc	224,326	323
*,^	Norske Skogindustrier ASA	498,273	280
*,^	Sevan Marine ASA	1,498,496	75
	Grieg Seafood ASA	96,116	67
			425,678
Peru (0.1%)
	Credicorp Ltd.	141,272	15,397
	Cia de Minas Buenaventura SA ADR	360,567	14,758
	Cia de Minas Buenaventura SA	289,871	11,780
	Southern Copper Corp.	370,185	11,357
	Credicorp Ltd.	88,947	9,676
	Southern Copper Corp.	213,252	6,589
	Casa Grande SAA	123,236	660
*	Cia Minera Atacocha SA Class B	1,616,341	585
	Refineria La Pampilla SA Relapasa	1,669,892	537
	Corp Aceros Arequipa SA	561,400	469
			71,808

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
Philippines (0.2%)
	SM Investments Corp.	639,790	8,286
	Philippine Long Distance Telephone Co.	128,665	7,177
	Ayala Land Inc.	17,625,200	6,607
	Bank of the Philippine Islands	4,850,301	6,550
	Aboitiz Equity Ventures Inc.	6,682,000	6,378
	SM Prime Holdings Inc.	18,963,800	5,747
	Manila Electric Co.	988,413	5,571
	Metropolitan Bank & Trust	2,872,382	4,750
	Ayala Corp.	644,184	4,599
	Aboitiz Power Corp.	6,161,723	4,250
	Banco de Oro Unibank Inc.	3,084,150	4,029
	Energy Development Corp.	25,836,100	3,666
	Alliance Global Group Inc.	14,418,541	3,530
	Jollibee Foods Corp.	1,367,320	2,893
	Globe Telecom Inc.	107,780	2,283
	Robinsons Land Corp.	5,908,134	1,711
	Megaworld Corp.	36,322,000	1,577
	Security Bank Corp.	684,160	1,408
	Cebu Air Inc.	767,760	1,376
*	First Gen Corp.	3,921,600	1,271
*	Belle Corp.	13,505,108	1,190
	Manila Water Co. Inc.	2,528,100	1,147
	First Philippine Holdings Corp.	840,700	1,023
	Rizal Commercial Banking Corp.	1,383,240	1,013
	SM Development Corp.	5,136,576	951
*	Philippine National Bank	701,240	902
	Filinvest Land Inc.	31,519,000	840
*	Atlas Consolidated Mining & Development	1,671,600	758
	Vista Land & Lifescapes Inc.	10,085,250	704
	Lopez Holdings Corp.	5,767,770	632
	Philweb Corp.	1,564,400	557
	Nickel Asia Corp.	1,020,600	458
*	Global-Estate Resorts Inc.	6,361,000	315
			94,149
Poland (0.3%)
	Powszechna Kasa Oszczednosci Bank Polski SA	2,137,651	24,313
	KGHM Polska Miedz SA	481,482	23,246
	Powszechny Zaklad Ubezpieczen SA	191,748	20,308
	Bank Pekao SA	404,652	18,735
	PGE SA	2,243,581	13,802
*	Polski Koncern Naftowy Orlen SA	1,106,895	13,668
	Telekomunikacja Polska SA	2,504,871	13,283
	Polskie Gornictwo Naftowe i Gazownictwo SA	6,147,827	7,637
	Tauron Polska Energia SA	3,659,402	6,363
*	BRE Bank SA	51,305	4,403
*	Jastrzebska Spolka Weglowa SA	147,579	4,320
	Lubelski Wegiel Bogdanka SA	115,136	3,935
	Asseco Poland SA	231,335	3,616
*	Kernel Holding SA	167,461	3,606
	Cyfrowy Polsat SA	724,226	3,366
*	Getin Holding SA	1,121,329	2,996
	Synthos SA	2,129,165	2,822
	Bank Handlowy w Warszawie SA	109,819	2,584
	Enea SA	370,444	2,208
*	Globe Trade Centre SA	601,431	2,153
*	Grupa Lotos SA	235,157	2,111
	TVN SA	508,458	2,030
	Bank Millennium SA	1,422,579	1,968
	Eurocash SA	225,608	1,804
*	Netia SA	908,050	1,544
	Warsaw Stock Exchange	95,542	1,345
	PBG SA	42,294	1,152
*,^	AmRest Holdings SE	47,783	1,010

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
	Budimex SA	37,303	935
*	Boryszew SA	3,339,990	847
	Polimex-Mostostal SA	1,650,214	837
*	Zaklady Azotowe w Tarnowie-Moscicach SA	85,363	822
	Agora SA	152,073	703
	Zaklady Azotowe Pulawy SA	22,979	686
*	Kopex SA	96,298	551
	NFI Empik Media & Fashion SA	145,846	444
*	Ciech SA	98,713	425
*	Cersanit SA	299,263	424
	Rafako SA	119,898	326
*	Zaklady Chemiczne Police SA	89,120	319
*	CD Projekt Red SA	173,599	298
	Alchemia SA	157,692	274
*	Bioton SA	10,855,238	274
*	Trakcja-Tiltra SA	411,803	216
*	JW Construction Holding SA	91,524	215
*	Polski Koncern Miesny Duda SA	849,114	210
*	LC Corp. SA	618,902	209
	Impexmetal SA	177,113	206
*	Dom Maklerski IDMSA	391,874	197
*,^	Petrolinvest SA	157,794	149
	Polnord SA	30,669	143
*	ComArch SA	8,705	139
*	Colian SA	158,697	132
*	MCI Management SA	93,316	129
	Mostalzab	205,904	92
*	Arctic Paper SA	38,240	75
*,^	Hydrobudowa Polska SA	232,872	63
*	Barlinek SA	140,286	53
			200,721
Portugal (0.2%)
	EDP - Energias de Portugal SA	6,526,313	20,503
	Portugal Telecom SGPS SA	2,293,132	16,399
	Galp Energia SGPS SA Class B	792,741	16,303
	Jeronimo Martins SGPS SA	755,031	12,947
	Cimpor Cimentos de Portugal SGPS SA	680,525	5,032
*	EDP Renovaveis SA	746,267	4,458
^	Banco Espirito Santo SA	1,852,673	3,975
*,^	Banco Comercial Portugues SA	11,079,227	2,344
	Brisa Auto-Estradas de Portugal SA	601,421	2,047
	Sonae	2,717,345	1,957
	Portucel Empresa Produtora de Pasta e Papel SA	687,412	1,725
	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	528,898	1,647
	Semapa-Sociedade de Investimento e Gestao	200,558	1,510
	REN - Redes Energeticas Nacionais SA	431,124	1,247
	Altri SGPS SA	418,222	683
*,^	Banco BPI SA	974,304	665
	Sonaecom - SGPS SA	313,117	559
	Mota-Engil SGPS SA	197,588	281
*	BANIF SGPS SA	462,309	202
*	Sonae Industria SGPS SA	185,571	196
			94,680
Russia (1.4%)
	Gazprom OAO ADR	13,060,783	151,405
	Sberbank of Russia	29,465,100	77,770
	Lukoil OAO ADR	1,341,508	77,702
	Gazprom OAO	10,382,423	61,324
	NovaTek OAO GDR	312,769	43,640
	Uralkali OJSC	4,767,350	42,266
	MMC Norilsk Nickel OJSC	194,280	38,340
	Rosneft Oil Co. GDR	3,747,063	26,550
	Mobile Telesystems OJSC ADR	1,778,692	25,417
	Lukoil OAO	406,830	23,575

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Rostelecom OJSC	4,554,303	23,350
VTB Bank OJSC GDR	4,401,634	21,039
Tatneft ADR	665,588	19,660
Magnit OJSC GDR	767,280	19,503
Surgutneftegas OJSC ADR	2,075,713	17,800
Federal Hydrogenerating Co. JSC	396,137,555	14,907
Rosneft Oil Co.	1,700,640	12,210
Surgutneftegas OJSC Prior Pfd.	23,896,204	12,026
Federal Grid Co. Unified Energy System JSC	1,065,264,032	9,918
Severstal OAO GDR	561,606	8,202
Sberbank of Russia Prior Pfd.	3,439,661	7,242
AK Transneft OAO Prior Pfd.	5,296	6,807
Mechel ADR	501,875	6,595
Novolipetsk Steel OJSC GDR	223,474	6,050
Sistema JSFC GDR	334,565	5,696
Inter Rao Ues OAO	4,250,248,456	5,270
Tatneft	867,826	4,329
Surgutneftegas OJSC	3,672,716	3,173
LSR Group GDR	618,884	2,934
TMK OAO GDR	207,811	2,674
Severstal OAO	123,400	1,802
OGK-2 OAO	49,621,645	1,657
Raspadskaya	506,538	1,628
* PIK Group	520,717	1,560
OGK-6 OAO	35,612,540	890
* AvtoVAZ OAO	1,135,239	835
Sollers OJSC	46,250	625
* TGK-9 OAO	5,621,810,330	562
Inter-Regional Distribution Network Co. Center and Privolzhya OJSC	97,007,800	557
* RAO Energy System of East OAO	41,216,100	417
* Pharmacy Chain 36.6 OAO	240,134	413
* FEEC	12,963,139	411
* Sberbank of Russia ADR	35,660	389
Razgulay Group	349,380	382
Mosenergosbyt JSC	21,540,740	374
VTB Bank OJSC	147,466,163	357
* TGK-6 JSC	1,078,169,787	291
* RBC OJSC	352,429	253
* Belon OJSC	587,845	234
* TGK-5	828,028,359	232
MMC Norilsk Nickel OJSC ADR	11,220	219
* TGC-2	1,268,144,984	165
		791,627
Singapore (1.2%)
Singapore Telecommunications Ltd.	27,322,000	69,079
United Overseas Bank Ltd.	4,315,000	58,522
DBS Group Holdings Ltd.	5,939,999	58,021
Oversea-Chinese Banking Corp. Ltd.	8,585,000	57,476
Keppel Corp. Ltd.	4,876,800	36,508
* Genting Singapore plc	20,937,720	28,609
Wilmar International Ltd.	6,599,000	28,493
CapitaLand Ltd.	8,787,500	18,932
Singapore Airlines Ltd.	1,847,000	17,114
Singapore Press Holdings Ltd.	5,279,000	16,337
Noble Group Ltd.	13,091,590	15,985
Singapore Exchange Ltd.	2,951,000	15,749
Fraser and Neave Ltd.	3,136,000	15,274
City Developments Ltd.	1,701,000	14,669
Jardine Cycle & Carriage Ltd.	365,000	13,121
Hutchison Port Holdings Trust	17,985,757	11,932
Singapore Technologies Engineering Ltd.	5,276,000	11,819
Golden Agri-Resources Ltd.	22,743,791	11,643
SembCorp Industries Ltd.	3,347,000	11,035
Ascendas Real Estate Investment Trust	6,031,666	9,813

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
	CapitaMall Trust	6,508,300	9,670
	SembCorp Marine Ltd.	2,843,000	9,429
	Olam International Ltd.	4,573,998	9,162
*	Global Logistic Properties Ltd.	6,243,000	8,692
	ComfortDelGro Corp. Ltd.	6,477,000	7,177
	Suntec Real Estate Investment Trust	6,924,000	6,803
	CapitaCommercial Trust	6,674,000	5,962
	UOL Group Ltd.	1,628,000	5,755
	Keppel Land Ltd.	2,473,000	5,456
	CapitaMalls Asia Ltd.	4,664,000	5,026
	Yangzijiang Shipbuilding Holdings Ltd.	6,421,000	4,756
	Venture Corp. Ltd.	891,000	4,752
	StarHub Ltd.	2,029,000	4,541
	SATS Ltd.	2,242,000	4,368
	Sakari Resources Ltd.	2,097,000	3,917
	SMRT Corp. Ltd.	2,620,000	3,837
	Mapletree Industrial Trust	3,891,880	3,580
	Singapore Post Ltd.	4,347,000	3,540
	Mapletree Logistics Trust	4,690,000	3,185
*	Biosensors International Group Ltd.	2,767,000	3,085
	CDL Hospitality Trusts	2,260,000	2,921
^	Cosco Corp. Singapore Ltd.	3,395,000	2,717
^	Neptune Orient Lines Ltd.	2,995,750	2,687
	M1 Ltd.	1,234,000	2,410
	Starhill Global REIT	4,721,000	2,252
	Hyflux Ltd.	1,762,000	2,001
	Yanlord Land Group Ltd.	2,439,000	1,979
	Fortune Real Estate Investment Trust	4,210,000	1,955
	Frasers Centrepoint Trust	1,658,000	1,948
*,^	Indofood Agri Resources Ltd.	1,744,000	1,896
	Parkway Life Real Estate Investment Trust	1,319,000	1,882
	Ascott Residence Trust	2,188,000	1,821
	Overseas Union Enterprise Ltd.	988,000	1,814
	Wing Tai Holdings Ltd.	1,726,000	1,751
	Singapore Land Ltd.	364,000	1,696
^	First Resources Ltd.	1,375,000	1,539
2	ARA Asset Management Ltd.	1,483,800	1,537
	Goodpack Ltd.	1,122,000	1,495
	Cache Logistics Trust	1,888,000	1,479
	Cambridge Industrial Trust	3,819,000	1,405
^	Ezra Holdings Ltd.	1,798,000	1,383
	CapitaRetail China Trust	1,439,000	1,344
	Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	1,893,118	1,339
	Wheelock Properties Singapore Ltd.	1,034,000	1,316
	Raffles Medical Group Ltd.	734,000	1,305
	STX OSV Holdings Ltd.	1,436,000	1,271
	Ascendas India Trust	1,786,000	1,189
	UOB-Kay Hian Holdings Ltd.	950,000	1,161
	Lippo Malls Indonesia Retail Trust	2,608,000	1,073
	OSIM International Ltd.	1,072,000	1,054
	Midas Holdings Ltd.	3,193,000	1,036
	CSE Global Ltd.	1,510,000	1,005
	Ho Bee Investment Ltd.	962,000	976
	Frasers Commercial Trust	1,546,600	969
	United Engineers Ltd.	622,000	926
*	Jaya Holdings Ltd.	2,416,000	917
	Hotel Properties Ltd.	569,000	909
*,^,2	China Minzhong Food Corp. Ltd.	1,090,000	899
	Sound Global Ltd.	2,007,000	883
	Metro Holdings Ltd.	1,670,400	875
	First Real Estate Investment Trust	1,357,000	857
	Stamford Land Corp. Ltd.	1,863,000	854
	GuocoLeisure Ltd.	1,763,000	848
	K-REIT Asia	1,066,000	830

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
^	GMG Global Ltd.	4,155,000	770
*,^	Ying Li International Real Estate Ltd.	3,427,000	769
	AIMS AMP Capital Industrial REIT	959,400	753
*,^	Tiger Airways Holdings Ltd.	1,222,500	743
	Super Group Ltd.	615,000	732
^	Raffles Education Corp. Ltd.	1,806,999	632
	K-Green Trust	878,000	623
	Ezion Holdings Ltd.	1,352,000	620
	Hong Leong Asia Ltd.	397,000	616
	Banyan Tree Holdings Ltd.	926,000	578
	Boustead Singapore Ltd.	863,000	564
	SC Global Developments Ltd.	622,000	562
*	Swiber Holdings Ltd.	1,190,000	561
	China Aviation Oil Singapore Corp. Ltd.	683,000	517
	Elec & Eltek International Co. Ltd.	165,000	500
	CWT Ltd.	590,000	489
*,^	Gallant Venture Ltd.	1,965,000	456
	Tat Hong Holdings Ltd.	798,000	423
*,^	Oceanus Group Ltd.	4,346,000	380
	Tuan Sing Holdings Ltd.	1,571,230	365
*	Amtek Engineering Ltd.	579,340	332
	Rotary Engineering Ltd.	650,000	329
	Keppel Telecommunications & Transportation Ltd.	316,000	301
	SunVic Chemical Holdings Ltd.	673,779	299
	Mewah International Inc.	869,662	295
	Transpac Industrial Holdings Ltd.	213,025	294
*	Hong Fok Corp. Ltd.	856,000	290
	Hi-P International Ltd.	634,000	288
*	Pacific Century Regional Developments Ltd.	2,265,000	287
	Oxley Holdings Ltd.	1,052,000	283
	China XLX Fertiliser Ltd.	1,139,000	281
*	Creative Technology Ltd.	120,300	262
	CH Offshore Ltd.	807,000	261
^	Otto Marine Ltd.	1,893,000	200
	K1 Ventures Ltd.	2,094,000	172
*	Golden Agri-Resources Ltd. Warrants Exp. 07/23/2012	724,972	73
*	KS Energy Ltd.	75,000	58
			713,186
South Africa (1.8%)
	MTN Group Ltd.	5,811,267	101,005
	Sasol Ltd.	1,872,131	84,195
	Naspers Ltd.	1,321,973	62,714
	AngloGold Ashanti Ltd.	1,305,748	59,018
	Standard Bank Group Ltd.	4,082,397	50,129
	Gold Fields Ltd.	2,469,136	42,801
	Impala Platinum Holdings Ltd.	1,727,643	39,677
	FirstRand Ltd.	9,679,661	23,968
	Sanlam Ltd.	6,138,688	22,943
	Remgro Ltd.	1,485,867	22,458
	Bidvest Group Ltd.	1,062,203	21,005
	Shoprite Holdings Ltd.	1,392,043	20,379
	ABSA Group Ltd.	981,822	17,602
	Harmony Gold Mining Co. Ltd.	1,324,122	17,313
	Anglo American Platinum Ltd.	225,644	16,248
	Kumba Iron Ore Ltd.	274,549	16,218
	Tiger Brands Ltd.	557,299	15,992
	Truworths International Ltd.	1,500,082	15,096
	Vodacom Group Ltd.	1,270,870	14,337
	Woolworths Holdings Ltd.	2,618,229	13,295
	Growthpoint Properties Ltd.	5,471,411	12,687
	Nedbank Group Ltd.	694,244	12,283
	Aspen Pharmacare Holdings Ltd.	969,130	11,614
	Steinhoff International Holdings Ltd.	3,682,290	10,985
	African Bank Investments Ltd.	2,471,188	10,669

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Exxaro Resources Ltd.	433,777	9,725
Redefine Properties Ltd.	8,882,508	8,995
Imperial Holdings Ltd.	605,342	8,898
Foschini Group Ltd.	707,848	8,884
African Rainbow Minerals Ltd.	366,562	8,432
Mr Price Group Ltd.	813,179	7,783
MMI Holdings Ltd.	3,565,837	7,651
RMB Holdings Ltd.	2,434,804	7,624
Spar Group Ltd.	584,270	7,111
Massmart Holdings Ltd.	352,477	7,018
Barloworld Ltd.	723,751	6,051
Life Healthcare Group Holdings Ltd.	2,464,977	5,975
Aveng Ltd.	1,265,633	5,891
Nampak Ltd.	2,124,761	5,810
Pretoria Portland Cement Co. Ltd.	1,820,807	5,514
* Sappi Ltd.	1,833,790	5,347
Discovery Holdings Ltd.	1,021,829	5,332
ArcelorMittal South Africa Ltd.	615,782	5,201
Netcare Ltd.	2,951,666	5,149
Capital Property Fund	4,443,660	4,985
Investec Ltd.	810,717	4,961
Reunert Ltd.	609,184	4,813
Clicks Group Ltd.	895,721	4,680
Tongaat Hulett Ltd.	368,038	4,281
Adcock Ingram Holdings Ltd.	554,090	4,264
RMI Holdings	2,486,546	4,105
Liberty Holdings Ltd.	391,982	4,005
Sun International Ltd.	371,604	3,986
AVI Ltd.	886,649	3,970
Aeci Ltd.	415,127	3,965
Hyprop Investments Ltd.	562,848	3,772
Pick n Pay Stores Ltd.	740,726	3,705
Fountainhead Property Trust	4,043,743	3,565
Brait SE	1,464,540	3,501
* Murray & Roberts Holdings Ltd.	1,126,979	3,420
Telkom SA Ltd.	871,303	3,350
Resilient Property Income Fund Ltd.	760,743	3,248
Grindrod Ltd.	1,620,192	3,063
DataTec Ltd.	595,517	3,000
Mondi Ltd.	385,162	2,994
JD Group Ltd.	506,795	2,820
Lewis Group Ltd.	293,659	2,770
* Metorex Ltd.	2,698,587	2,767
Northam Platinum Ltd.	670,013	2,581
SA Corporate Real Estate Fund Nominees Pty Ltd.	6,204,167	2,579
Acucap Properties Ltd.	522,099	2,551
Illovo Sugar Ltd.	758,494	2,531
JSE Ltd.	279,107	2,464
Wilson Bayly Holmes-Ovcon Ltd.	171,399	2,324
Coronation Fund Managers Ltd.	801,190	2,272
Santam Ltd.	125,849	2,258
Emira Property Fund	1,307,265	2,002
Allied Electronics Corp. Ltd. Prior Pfd.	675,401	1,992
Astral Foods Ltd.	131,028	1,948
Pick'n Pay Holdings Ltd.	919,881	1,912
* Omnia Holdings Ltd.	172,422	1,718
* Mpact Ltd.	889,923	1,542
Group Five Ltd.	442,390	1,280
Vukile Property Fund Ltd.	687,608	1,268
* Super Group Ltd.	10,991,254	1,204
Sycom Property Fund	414,525	1,178
* Royal Bafokeng Platinum Ltd.	157,436	1,105
African Oxygen Ltd.	465,404	975
Hudaco Industries Ltd.	94,780	944

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
DRDGOLD Ltd.	1,424,401	939
Allied Technologies Ltd.	140,882	929
City Lodge Hotels Ltd.	114,053	907
Cipla Medpro South Africa Ltd.	1,026,031	870
Famous Brands Ltd.	151,093	820
Cashbuild Ltd.	62,931	813
* Wesizwe	4,144,915	779
Palabora Mining Co. Ltd.	51,671	741
Afgri Ltd.	1,121,836	735
Raubex Group Ltd.	407,179	667
Adcorp Holdings Ltd.	203,156	664
Clover Industries Ltd.	498,604	659
Basil Read Holdings Ltd.	370,481	643
* Mvelaphanda Group Ltd.	1,433,941	598
Zeder Investments Ltd.	1,859,329	592
* Hulamin Ltd.	654,689	587
* Mvelaserve Ltd.	395,496	523
* Sentula Mining Ltd.	1,815,717	493
Stefanutti Stocks Holdings Ltd.	307,111	441
Merafe Resources Ltd.	3,515,209	423
Allied Electronics Corp. Ltd.	131,424	395
Iliad Africa Ltd.	312,330	208
* Evraz Highveld Steel and Vanadium Ltd.	40,392	192
		1,010,258
South Korea (3.5%)
Samsung Electronics Co. Ltd.	311,058	267,778
Hyundai Motor Co.	528,170	106,367
Hyundai Mobis	233,407	66,799
2 Samsung Electronics Co. Ltd. GDR	134,837	57,791
Kia Motors Corp.	819,560	52,544
LG Chem Ltd.	159,199	51,371
POSCO	145,504	50,415
Shinhan Financial Group Co. Ltd.	1,109,430	44,197
Samsung Electronics Co. Ltd. Prior Pfd.	70,408	40,171
KB Financial Group Inc.	992,411	38,448
Hyundai Heavy Industries Co. Ltd.	143,124	38,238
Hynix Semiconductor Inc.	1,724,090	34,891
SK Innovation Co. Ltd.	205,207	30,880
* NHN Corp.	139,849	29,175
POSCO ADR	313,547	26,940
Hana Financial Group Inc.	749,280	26,767
Samsung C&T Corp.	427,242	26,416
Samsung Fire & Marine Insurance Co. Ltd.	121,707	25,879
KT&G Corp.	376,263	23,538
LG Electronics Inc.	322,057	21,321
Samsung Engineering Co. Ltd.	102,952	21,028
LG Corp.	325,090	19,025
* E-Mart Co. Ltd.	71,847	18,769
Hyundai Steel Co.	190,364	17,275
Samsung Heavy Industries Co. Ltd.	553,580	16,889
NCSoft Corp.	52,557	16,523
LG Display Co. Ltd.	800,390	16,252
S-Oil Corp.	154,814	16,066
Samsung Electro-Mechanics Co. Ltd.	203,569	15,419
Hyundai Engineering & Construction Co. Ltd.	229,208	14,584
LG Household & Health Care Ltd.	32,071	14,484
Cheil Industries Inc.	161,657	14,280
Shinhan Financial Group Co. Ltd. ADR	178,763	14,230
Samsung SDI Co. Ltd.	117,041	14,099
Honam Petrochemical Corp.	49,367	13,467
2 Samsung Life Insurance Co. Ltd.	170,773	13,244
Lotte Shopping Co. Ltd.	34,913	12,530
Amorepacific Corp.	10,948	12,391
* Korea Electric Power Corp.	541,410	12,123

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
SK Holdings Co. Ltd.	89,177	11,872
Woori Finance Holdings Co. Ltd.	1,239,017	11,853
OCI Co. Ltd.	53,746	11,031
GS Engineering & Construction Corp.	122,522	10,655
KB Financial Group Inc. ADR	268,146	10,471
Hankook Tire Co. Ltd.	260,650	10,404
GS Holdings	173,609	10,000
Samsung Securities Co. Ltd.	171,494	8,861
Kangwon Land Inc.	328,320	8,752
Hyundai Motor Co. 2nd Pfd.	128,897	8,631
Korea Zinc Co. Ltd.	29,320	8,594
Daelim Industrial Co. Ltd.	96,184	8,333
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	332,110	8,167
Celltrion Inc.	237,876	7,963
Doosan Heavy Industries and Construction Co. Ltd.	148,213	7,878
* Korea Electric Power Corp. ADR	708,852	7,819
Hanwha Chem Corp.	288,380	7,508
Mando Corp.	43,826	7,507
Hyundai Department Store Co. Ltd.	51,174	7,337
CJ CheilJedang Corp.	26,389	7,282
Industrial Bank of Korea	552,390	7,252
Hyundai Glovis Co. Ltd.	38,141	7,144
SK C&C Co. Ltd.	51,973	7,057
* BS Financial Group Inc.	620,270	6,827
Samsung Techwin Co. Ltd.	127,037	6,790
Orion Corp.	12,283	6,590
Woongjin Coway Co. Ltd.	189,380	6,524
Korea Exchange Bank	869,320	6,435
Shinsegae Co. Ltd.	24,935	6,271
Hyundai Marine & Fire Insurance Co. Ltd.	213,700	6,188
Dongbu Insurance Co. Ltd.	144,680	6,091
Korea Kumho Petrochemical	35,367	5,994
Daewoo Securities Co. Ltd.	619,413	5,965
* Doosan Infracore Co. Ltd.	347,640	5,945
* DGB Financial Group Inc.	452,380	5,695
SK Telecom Co. Ltd.	42,498	5,659
Samsung Card Co.	145,028	5,435
Korean Air Lines Co. Ltd.	121,227	5,383
Hanwha Corp.	151,260	5,309
Cheil Worldwide Inc.	319,820	5,237
* Hyundai Wia Corp.	39,670	5,124
SK Telecom Co. Ltd. ADR	341,055	5,044
LG Uplus Corp.	840,690	5,007
KT Corp.	145,112	4,864
Hyundai Motor Co. Prior Pfd.	75,902	4,790
Daum Communications Corp.	38,692	4,688
Hyosung Corp.	80,126	4,621
Korea Investment Holdings Co. Ltd.	136,710	4,541
LG International Corp.	98,980	4,370
Doosan Corp.	34,302	4,337
LS Corp.	60,216	4,286
Hyundai Hysco Co. Ltd.	108,970	4,218
Hyundai Mipo Dockyard	38,003	4,130
Kolon Industries Inc.	61,641	3,941
Hyundai Development Co.	188,130	3,885
Lotte Confectionery Co. Ltd.	2,484	3,884
Hotel Shilla Co. Ltd.	114,270	3,845
SK Networks Co. Ltd.	382,140	3,829
KT Corp. ADR	225,032	3,754
Hyundai Merchant Marine Co. Ltd.	145,020	3,745
Hyundai Securities Co.	432,130	3,719
Daewoo International Corp.	121,637	3,550
KCC Corp.	14,615	3,543
CJ Corp.	48,438	3,470

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Korean Reinsurance Co.	254,550	3,424
Korea Life Insurance Co. Ltd.	612,020	3,419
Yuhan Corp.	29,608	3,252
* Daewoo Engineering & Construction Co. Ltd.	346,340	3,176
SK Chemicals Co. Ltd.	49,490	3,166
Woori Investment & Securities Co. Ltd.	286,670	3,139
S1 Corp.	59,036	3,072
Samsung Fine Chemicals Co. Ltd.	63,816	3,062
Dongkuk Steel Mill Co. Ltd.	127,620	2,956
LG Chem Ltd. Prior Pfd.	25,161	2,852
CJ O Shopping Co. Ltd.	10,417	2,784
Halla Climate Control Corp.	129,500	2,739
Korea Gas Corp.	79,623	2,688
LIG Insurance Co. Ltd.	125,100	2,663
SKC Co. Ltd.	66,400	2,549
Green Cross Corp.	16,481	2,548
GemVax & Kael Co. Ltd.	67,599	2,548
* CJ E&M Corp.	76,057	2,491
LG Fashion Corp.	61,710	2,484
Lotte Chilsung Beverage Co. Ltd.	2,199	2,469
LS Industrial Systems Co. Ltd.	50,199	2,466
Mirae Asset Securities Co. Ltd.	77,307	2,461
Hyundai Home Shopping Network Corp.	23,319	2,453
* Medipost Co. Ltd.	16,893	2,433
KP Chemical Corp.	172,056	2,427
STX Offshore & Shipbuilding Co. Ltd.	173,240	2,414
* Neowiz Games Corp.	40,634	2,412
STX Pan Ocean Co. Ltd.	352,490	2,316
AMOREPACIFIC Group	10,039	2,196
* Asiana Airlines	303,990	2,180
Seoul Semiconductor Co. Ltd.	104,318	2,132
Hyundai Elevator Co. Ltd.	13,001	2,110
NongShim Co. Ltd.	10,612	2,079
Dong-A Pharmaceutical Co. Ltd.	25,209	2,062
LG Innotek Co. Ltd.	31,172	2,056
Nexen Tire Corp.	119,180	2,007
Hyundai Greenfood Co. Ltd.	145,740	1,960
* Hanjin Heavy Industries & Construction Co. Ltd.	107,202	1,897
KIWOOM Securities Co. Ltd.	35,780	1,894
Capro Corp.	77,690	1,884
Poongsan Corp.	59,880	1,822
Seah Besteel Corp.	35,660	1,808
Fila Korea Ltd.	25,894	1,772
Meritz Fire & Marine Insurance Co. Ltd.	185,999	1,760
Hanjin Shipping Co. Ltd.	178,650	1,757
* RNL BIO Co. Ltd.	250,790	1,708
* SK Broadband Co. Ltd.	478,807	1,686
Lock & Lock Co. Ltd.	52,967	1,683
Sungwoo Hitech Co. Ltd.	99,197	1,637
* Kumho Industrial Co. Ltd.	230,540	1,624
Youngone Corp.	69,970	1,591
* SM Entertainment Co.	35,437	1,549
MegaStudy Co. Ltd.	13,677	1,513
Huchems Fine Chemical Corp.	72,700	1,500
* Chabio & Diostech Co. Ltd.	126,560	1,497
* Korea Express Co. Ltd.	21,932	1,496
* Taihan Electric Wire Co. Ltd.	406,530	1,488
SFA Engineering Corp.	32,210	1,483
LG Hausys Ltd.	20,546	1,470
Taekwang Industrial Co. Ltd.	1,085	1,444
* CNK International Co. Ltd.	144,823	1,343
* LG Life Sciences Ltd.	38,021	1,320
STX Corp. Co. Ltd.	103,121	1,306
Tong Yang Life Insurance	108,840	1,304

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
OCI Materials Co. Ltd.	16,833	1,298
* Seegene Inc.	19,873	1,278
* Wonik IPS Co. Ltd.	161,312	1,277
* Kumho Tire Co. Inc.	126,920	1,262
Handsome Co. Ltd.	51,130	1,246
Samyang Corp.	16,859	1,231
Namyang Dairy Products Co. Ltd.	1,746	1,230
POSCO Chemtech Co. Ltd.	7,125	1,219
* Posco ICT Co. Ltd.	149,328	1,204
Duksan Hi-Metal Co. Ltd.	52,648	1,187
Paradise Co. Ltd.	163,956	1,152
* Hanmi Pharm Co. Ltd.	19,448	1,146
Tong Yang Securities Inc.	272,300	1,142
Foosung Co. Ltd.	157,933	1,132
Daishin Securities Co. Ltd.	123,020	1,126
Ilyang Pharmaceutical Co. Ltd.	36,846	1,124
STX Engine Co. Ltd.	64,850	1,121
Grand Korea Leisure Co. Ltd.	62,870	1,120
NEPES Corp.	77,241	1,092
SK Securities Co. Ltd.	852,550	1,060
GS Home Shopping Inc.	10,588	1,013
Ahnlab Inc.	19,178	1,011
Daeduck Electronics Co.	102,080	988
Dongyang Mechatronics Corp.	75,180	981
* Doosan Engine Co. Ltd.	78,220	981
S&T Dynamics Co. Ltd.	73,130	979
Global & Yuasa Battery Co. Ltd.	27,970	977
Hana Tour Service Inc.	29,623	971
Hansol Paper Co.	127,080	949
* Meritz Finance Holdings Co. Ltd.	454,700	945
Jeonbuk Bank	204,950	927
Dongsuh Co. Inc.	32,906	922
Youngone Holdings Co. Ltd.	23,820	912
Binggrae Co. Ltd.	17,634	895
CJ CGV Co. Ltd.	38,640	891
Chong Kun Dang Pharm Corp.	45,060	874
* TK Corp.	47,123	873
Woongjin Thinkbig Co. Ltd.	60,020	862
Soulbrain Co. Ltd.	25,635	861
SL Corp.	36,760	856
iMarketKorea Inc.	52,650	856
Partron Co. Ltd.	73,648	855
Halla Engineering & Construction corp	65,740	851
Hwa Shin Co. Ltd.	59,240	851
Sung Kwang Bend Co. Ltd.	54,136	850
Bukwang Pharmaceutical Co. Ltd.	52,550	841
Daou Technology Inc.	91,630	839
* Komipharm International Co. Ltd.	95,642	834
* Lumens Co. Ltd.	160,251	832
Silicon Works Co. Ltd.	33,392	831
Namhae Chemical Corp.	84,890	829
Hyundai Corp.	31,110	827
* SK Communications Co. Ltd.	52,180	821
Melfas Inc.	34,040	819
Lotte Midopa Co. Ltd.	58,310	804
* STS Semiconductor & Telecommunications	92,559	796
Hanwha Securities Co.	172,940	784
JCEntertainment Corp.	23,179	776
ISU Chemical Co. Ltd.	31,110	771
Daesang Corp.	60,820	762
Lotte Samkang Co. Ltd.	2,517	761
* Taewoong Co. Ltd.	26,084	760
KEPCO Plant Service & Engineering Co. Ltd.	27,430	752
Suprema Inc.	72,172	744

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Dongwon Industries Co. Ltd.	4,700	698
S&T Daewoo Co. Ltd.	23,160	696
Hanil E-Wha Co. Ltd.	74,620	683
SBS Media Holdings Co. Ltd.	164,990	674
* Interpark Corp.	117,024	667
KISWIRE Ltd.	16,720	663
* Jusung Engineering Co. Ltd.	79,895	651
Samchully Co. Ltd.	7,508	648
* Hanall Biopharma Co. Ltd.	76,640	645
China Ocean Resources Co. Ltd.	115,261	644
Hanjin Transportation Co. Ltd.	29,090	644
* CrucialTec Co. Ltd.	52,478	639
Taeyoung Engineering & Construction Co. Ltd.	120,060	637
HMC Investment Securities Co. Ltd.	45,470	605
Simm Tech Co. Ltd.	54,843	598
Interflex Co. Ltd.	21,260	591
* Infraware Inc.	52,503	590
Korea Petrochemical Ind Co. Ltd.	7,030	583
SK Gas Co. Ltd.	8,820	581
* Ssangyong Motor Co.	110,870	576
* Asia Pacific Systems Inc.	55,788	574
* Gamevil Inc.	9,041	574
Hanssem Co. Ltd.	27,800	560
WeMade Entertainment Co. Ltd.	11,545	560
SNU Precision Co. Ltd.	46,699	553
* Eugene Investment & Securities Co. Ltd.	182,205	549
* Woongjin Chemical Co. Ltd.	678,520	542
Eo Technics Co. Ltd.	20,946	541
SamkwangGlass Co. Ltd.	8,805	540
Digitech Systems Co. Ltd.	44,492	534
* Curexo Inc.	60,137	533
Hansol Technics Co. Ltd.	24,690	532
* Seobu T&D	23,832	530
Daekyo Co. Ltd.	84,710	517
Pyeong Hwa Automotive Co. Ltd.	30,575	515
SBS Contents Hub Co. Ltd.	33,208	514
Korea Kolmar Co. Ltd.	79,940	494
Korea District Heating Corp.	8,245	479
* GameHi Co. Ltd.	48,480	478
JVM Co. Ltd.	12,361	475
* Osung LST Co. Ltd.	46,392	473
Dragonfly GF Co. Ltd.	21,146	472
Songwon Industrial Co. Ltd.	40,940	461
* Harim & Co. Ltd.	95,280	456
* Hanwha General Insurance Co. Ltd.	62,670	456
JW Shinyak Corp.	52,894	453
ELK Corp.	38,089	452
Sindoh Co. Ltd.	10,081	451
* Dongbu HiTek Co. Ltd.	61,490	448
Humax Co. Ltd.	46,378	448
* DuzonBIzon Co. Ltd.	70,430	445
SeAH Steel Corp.	6,007	444
Able C&C Co. Ltd.	20,096	444
Hy-Lok Corp.	31,920	432
Modetour Network Inc.	17,945	432
Kukdo Chemical Co. Ltd.	11,096	431
Unid Co. Ltd.	8,467	428
Dongbu Steel Co. Ltd.	82,690	425
Daeduck GDS Co. Ltd.	51,370	423
Moorim P&P Co. Ltd.	80,990	413
Hanil Cement Co. Ltd.	10,790	412
Ottogi Corp.	3,444	404
Agabang&Company	42,661	401
* Tera Resource Co. Ltd.	639,975	401

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
GS Global Corp.	37,055	401
Sung Jin Geotec Co. Ltd.	38,420	383
Hana Micron Inc.	36,389	383
* Korea Digital Communications Corp.	379,615	381
Hansol Chemical Co. Ltd.	25,810	379
* Signetics Corp.	91,431	378
Dae Han Flour Mills Co. Ltd.	2,900	372
Daewoong Pharmaceutical Co. Ltd.	12,604	370
Hyundai BNG Steel Co. Ltd.	29,250	370
Dongjin Semichem Co. Ltd.	105,805	368
Daishin Securities Co. Ltd. Prior Pfd.	59,430	363
Kwang Dong Pharmaceutical Co. Ltd.	120,870	361
Shinsung Solar Energy Co. Ltd.	101,550	359
Muhak Co. Ltd.	35,940	358
* Hyunjin Materials Co. Ltd.	33,881	355
Uju Electronics Co. Ltd.	18,910	352
AtlasBX Co. Ltd.	18,328	350
Hankook Shell Oil Co. Ltd.	1,849	347
Posco M-Tech Co. Ltd.	5,710	347
Shinsegae Food Co. Ltd.	4,735	343
Sebang Co. Ltd.	26,400	342
Woori Financial Co. Ltd.	25,960	335
Meritz Securities Co. Ltd.	529,520	334
JW Pharmaceutical Corp.	21,722	333
Eugene Technology Co. Ltd.	21,142	332
INTOPS Co. Ltd.	20,021	332
NH Investment & Securities Co. Ltd.	73,458	329
* Iljin Display Co. Ltd.	35,500	327
GwangjuShinsegae Co. Ltd.	2,016	325
Basic House Co. Ltd.	21,660	321
E1 Corp.	6,931	317
Shinyoung Securities Co. Ltd.	12,900	315
Fursys Inc.	12,585	315
* Osstem Implant Co. Ltd.	29,449	311
Kolao Holdings	40,950	311
Sejong Industrial Co. Ltd.	22,100	310
Korea Electric Terminal Co. Ltd.	15,110	300
Toptec Co. Ltd.	19,014	296
MNTech Co. Ltd.	62,841	295
Credu Corp.	6,081	293
Handok Pharmaceuticals Co. Ltd.	26,020	288
EG Corp.	11,413	287
* KTB Investment & Securities Co. Ltd.	141,600	283
AUK Corp.	116,010	282
SeAH Holdings Corp.	2,412	277
Poongsan Holdings Corp.	10,420	275
Doosan Engineering & Construction Co. Ltd.	77,960	273
Asia Cement Co. Ltd.	8,700	272
Pusan City Gas Co. Ltd.	15,470	265
* Woongjin Energy Co. Ltd.	42,800	261
Dongkuk Industries Co. Ltd.	70,893	258
Iljin Electric Co. Ltd.	54,490	257
L&F Co. Ltd.	22,802	256
KPX Chemical Co. Ltd.	5,319	255
Samyang Genex Co. Ltd.	4,129	254
Nong Shim Holdings Co. Ltd.	5,491	247
Youlchon Chemical Co. Ltd.	32,420	243
Hanjin Shipping Holdings Co. Ltd.	31,310	242
* Hyundai Hy Communications & Networks Co. Ltd.	90,360	235
Daea TI Co. Ltd.	146,137	234
Sewon Cellontech Co. Ltd.	62,900	230
KH Vatec Co. Ltd.	28,742	230
Dae Won Kang Up Co. Ltd.	51,298	229
Hanjin Heavy Industries & Construction Holdings Co. Ltd.	32,600	227

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
KISCO Corp.	10,530	227
China King-highway Holdings Ltd.	84,411	227
KC Tech Co. Ltd.	49,234	226
Kyobo Securities Co.	51,430	225
Hansae Co. Ltd.	36,840	224
* Woongjin Holdings Co. Ltd.	36,730	223
* Keangnam Enterprises Ltd.	29,080	221
Sajo Industries Co. Ltd.	4,590	220
STX Metal Co. Ltd.	35,790	219
Lotte Non-Life Insurance Co. Ltd.	40,700	219
Kolon Corp.	9,600	215
* Ssangyong Cement Industrial Co. Ltd.	53,410	214
NICE Holdings Co. Ltd.	4,368	213
Young Poong Precision Corp.	26,019	213
* Samsung Securities Co. Ltd. Rights	20,336	213
* Danal Co. Ltd.	33,956	208
* KT Hitel Co. Ltd.	30,415	206
Il Dong Pharmaceutical Co. Ltd.	31,100	205
Dongbu Securities Co. Ltd.	54,580	203
* Chin Hung International Inc.	1,337,660	202
DONGKUK STRUCTURES & CONSTRUCTION Co. Ltd.	60,571	202
Han Kuk Carbon Co. Ltd.	47,560	198
Ssangyong Engineering & Construction Co. Ltd.	29,600	195
Daishin Securities Co. Ltd. Prior Pfd.	33,010	195
SDN Co. Ltd.	29,710	195
BHI Co. Ltd.	14,469	194
* Intelligent Digital Integrated Securities Co. Ltd.	6,438	193
Dong Ah Tire & Rubber Co. Ltd.	23,980	191
Hite Holdings Co. Ltd.	19,170	190
HNK Machine Tool Co. Ltd.	10,456	189
Kumho Electric Co. Ltd.	9,550	187
Daechang Co. Ltd.	166,630	187
Sam Young Electronics Co. Ltd.	23,120	187
Jinsung T.E.C.	19,945	185
S&T Holdings Co. Ltd.	17,530	183
Dohwa Engineering Co. Ltd.	11,840	182
Wooree ETI Co. Ltd.	62,003	181
Silla Co. Ltd.	17,230	181
Korea Electronic Power Industrial Development Co. Ltd.	34,760	180
Motonic Corp.	25,710	180
Dong Yang Gang Chul Co. Ltd.	71,800	174
* Webzen Inc.	18,955	174
YESCO Co. Ltd.	7,910	173
* DMS Co. Ltd.	35,713	172
KCC Engineering & Construction Co. Ltd.	5,059	172
TS Corp.	8,466	169
Dongwon F&B Co. Ltd.	2,948	169
Aekyung Petrochemical Co. Ltd.	6,399	167
Hanjin P&C Co. Ltd.	32,912	165
Daehan Steel Co. Ltd.	30,910	160
Maeil Dairy Industry Co. Ltd.	15,153	157
Dongil Industries Co. Ltd.	3,004	157
Jeil Pharmaceutical Co.	14,760	156
Kook Soon Dang Brewery Co. Ltd.	21,655	155
Eugene Corp.	67,253	154
NK Co. Ltd.	40,200	154
* Daekyung Machinery & Engr Co.	50,260	150
China Great Star International Ltd.	91,214	150
* Yungjin Pharmaceutical Co. Ltd.	186,540	149
Shinwha Intertek Corp.	38,278	137
* Hanjin Shipping Co. Ltd. Rights	67,273	135
IDIS Holdings Co. Ltd.	14,329	133
e Tec E&C Ltd.	2,986	132
A-Tech Solution Co. Ltd.	14,834	132

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Moorim Paper Co. Ltd.	52,300	132
Korea Development Financing Corp.	7,700	131
Ilsung Pharmaceuticals Co. Ltd.	2,009	130
Chosun Refractories Co. Ltd.	2,253	129
Hanmi Semiconductor Co. Ltd.	24,060	129
Harim Holdings Co. Ltd.	73,047	126
* Medipost Co. Ltd. Rights	1,722	124
Kyungbang Ltd.	1,473	124
Jinro Distillers Co. Ltd.	11,449	121
KISCO Holdings Co. Ltd.	3,539	119
* Hanmi Holdings Co. Ltd.	5,858	119
Dong-Ah Geological Engineering Co. Ltd.	12,320	117
Union Steel	7,060	117
* Dasan Networks Inc.	24,246	115
Dongbu Corp.	26,730	115
* Woori Investment & Securities Co. Ltd. Rights	101,925	115
GIIR Inc.	13,820	112
IS Dongseo Co. Ltd.	15,555	111
Kolon Industries Inc. Prior Pfd.	6,070	108
Lotte Tour Development Co. Ltd.	6,990	107
Woojeon & Handan Co. Ltd.	29,796	106
POSCO Coated & Color Steel Co. Ltd.	5,700	96
Woojin Inc.	7,390	95
Sambu Construction Co. Ltd.	17,048	86
KPX Fine Chemical Co. Ltd.	3,790	76
Iljin Holdings Co. Ltd.	37,000	70
* Aekyung Petrochemical Co. Ltd. Rights	3,110	24
		2,027,603
Spain (2.2%)
Telefonica SA	14,097,338	299,591
Banco Santander SA	28,968,078	245,182
Banco Bilbao Vizcaya Argentaria SA	14,842,700	133,583
Iberdrola SA	13,548,481	98,023
Repsol YPF SA	2,725,200	82,028
Inditex SA	746,023	67,724
Abertis Infraestructuras SA	1,333,017	21,936
Gas Natural SDG SA	1,097,370	20,398
Amadeus IT Holding SA	996,566	18,782
ACS Actividades de Construccion y Servicios SA	487,476	18,467
Red Electrica Corp. SA	370,114	17,830
Ferrovial SA	1,260,571	16,022
Banco Popular Espanol SA	3,347,422	15,322
* Bankia SA	2,943,305	14,885
Banco de Sabadell SA	3,801,730	13,636
CaixaBank	2,580,182	12,579
Enagas SA	610,690	12,008
Mapfre SA	2,609,103	9,534
* Distribuidora Internacional de Alimentacion SA	1,975,314	9,033
* Grifols SA	477,014	8,869
* International Consolidated Airlines Group SA	3,183,327	8,432
Acciona SA	85,841	8,117
Zardoya Otis SA	496,161	6,684
Bolsas y Mercados Espanoles SA	211,121	6,046
Ebro Foods SA	286,997	5,816
Viscofan SA	151,071	5,801
Indra Sistemas SA	343,325	5,753
^ Fomento de Construcciones y Contratas SA	178,659	4,625
^ Acerinox SA	344,129	4,554
Bankinter SA	718,430	4,386
* Jazztel plc	718,984	4,135
Tecnicas Reunidas SA	98,306	3,955
Obrascon Huarte Lain SA	137,078	3,822
Mediaset Espana Comunicacion SA	567,412	3,755
Prosegur Cia de Seguridad SA	71,467	3,553

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
^	Abengoa SA	143,124	3,325
	Construcciones y Auxiliar de Ferrocarriles SA	5,986	3,175
	Gamesa Corp. Tecnologica SA	652,634	3,152
	Sacyr Vallehermoso SA	450,767	3,148
	Corp Financiera Alba	60,222	2,932
	Grupo Catalana Occidente SA	138,945	2,561
	Banco Pastor SA	429,149	2,013
	Antena 3 de Television SA	255,141	1,528
	Faes Farma SA	705,543	1,445
	Almirall SA	179,240	1,334
	Duro Felguera SA	192,240	1,286
	Melia Hotels International SA	175,277	1,285
*,^	Zeltia SA	535,068	1,225
	Grupo Empresarial Ence SA	408,569	1,211
*	NH Hoteles SA	238,394	1,167
*	Banco de Valencia SA	715,065	873
*,^	Promotora de Informaciones SA	827,955	855
	Pescanova SA	24,359	839
*	Deoleo SA	1,546,235	778
*	Tubacex SA	293,763	773
*	Tubos Reunidos SA	299,914	710
*	Cementos Portland Valderrivas SA	49,383	684
*	Codere SA	59,067	675
	Miquel y Costas & Miquel SA	29,104	658
*	La Seda de Barcelona SA Class B	7,101,010	591
*	Baron de Ley	8,627	520
	Campofrio Food Group SA	43,811	372
	Laboratorios Farmaceuticos Rovi SA	50,167	360
	Papeles y Cartones de Europa SA	86,651	345
*	Ercros SA	277,646	338
*	Vueling Airlines SA	42,865	302
	Caja de Ahorros del Mediterraneo	155,451	301
*	Sociedad Nacional de Industrias Apicaciones Celulosa Espanola SA	148,622	262
	Solaria Energia y Medio Ambiente SA	119,828	247
*	Fersa Energias Renovables SA	183,326	205
*	Amper SA	62,540	189
	Dinamia Capital Privado Sociedad de Capital Riesgo SA	30,264	175
*	Grupo Ezentis SA	638,767	130
*	Quabit Inmobiliaria SA	781,277	120
			1,256,955
Sweden (2.1%)
	Hennes & Mauritz AB Class B	3,509,170	116,028
	Telefonaktiebolaget LM Ericsson Class B	10,336,588	107,744
	Nordea Bank AB	9,027,387	81,977
	Volvo AB Class B	4,733,295	58,914
	TeliaSonera AB	7,404,732	51,470
	Atlas Copco AB Class A	2,313,004	50,283
	Svenska Handelsbanken AB Class A	1,684,170	48,370
	Sandvik AB	3,452,975	47,467
	Swedbank AB Class A	2,767,997	38,753
	Investor AB Class B	1,557,685	30,465
	Skandinaviska Enskilda Banken AB Class A	4,816,476	30,194
	SKF AB	1,340,043	29,698
	Svenska Cellulosa AB Class B	1,983,698	28,959
	Millicom International Cellular SA	260,856	28,769
	Assa Abloy AB Class B	1,079,106	26,206
	Atlas Copco AB Class B	1,340,020	26,040
	Swedish Match AB	728,828	25,166
	Tele2 AB	1,081,004	22,764
	Skanska AB Class B	1,365,752	22,301
	Alfa Laval AB	1,152,795	21,470
	Lundin Petroleum AB	765,140	18,673
	Scania AB Class B	1,100,292	18,463
	Getinge AB	682,401	17,702

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
	Electrolux AB Class B	817,534	15,223
	Kinnevik Investment AB Class B	704,904	14,730
	Hexagon AB Class B	869,556	13,328
	Boliden AB	935,025	13,293
	Elekta AB Class B	310,484	12,399
	Securitas AB Class B	1,077,288	9,817
	Modern Times Group AB Class B	168,320	8,900
	Ratos AB	658,854	8,763
	Meda AB Class A	781,779	7,956
	Husqvarna AB	1,494,542	7,591
	Castellum AB	525,382	7,113
	Trelleborg AB Class B	789,376	6,682
	Oriflame Cosmetics SA	150,472	5,987
	SSAB AB Class A	541,560	5,235
	JM AB	283,833	5,150
	Industrivarden AB	407,854	5,079
	Holmen AB	177,808	5,031
	NCC AB Class B	270,257	4,953
	Lundbergforetagen AB Class B	144,428	4,453
*	Alliance Oil Co. Ltd.	332,330	4,296
	Hufvudstaden AB Class A	391,813	4,251
	Fabege AB	491,269	4,217
	Saab AB Class B	202,670	3,904
	Intrum Justitia AB	228,491	3,749
	Nibe Industrier AB Class B	246,808	3,688
	Kungsleden AB	468,713	3,584
	Loomis AB Class B	240,367	3,307
	Axis Communications AB	146,254	3,249
	Peab AB	583,418	3,175
	Axfood AB	80,384	3,048
	Wallenstam AB	305,293	3,013
	Hoganas AB Class B	94,027	2,997
	Wihlborgs Fastigheter AB	208,683	2,851
	Mekonomen AB	76,109	2,777
	AarhusKarlshamn AB	90,865	2,449
	Betsson AB	101,837	2,397
	Hakon Invest AB	170,452	2,383
	Billerud AB	286,357	2,224
*	Nobia AB	510,017	2,206
	Hexpol AB	83,975	2,161
*	Unibet Group plc	90,783	2,106
	Oresund Investment AB	123,620	1,760
	Avanza Bank Holding AB	63,720	1,699
	Clas Ohlson AB	128,078	1,571
	AF AB	88,256	1,487
	Indutrade AB	55,484	1,485
	Klovern AB	346,569	1,446
	Lindab International AB	217,002	1,340
*	Medivir AB Class B	93,581	1,287
	SkiStar AB	76,217	1,100
	BioGaia AB	42,634	1,078
*	Swedish Orphan Biovitrum AB	439,806	1,076
*	Vostok Nafta Investment Ltd.	259,707	1,052
*	Black Earth Farming Ltd.	325,749	962
*	Fastighets AB Balder	233,964	956
*	Rezidor Hotel Group AB	264,216	954
	Industrial & Financial Systems Class B	64,603	912
*	Concentric AB	147,622	906
^	Net Entertainment NE AB	89,242	900
	Duni AB	105,254	894
*,^	SAS AB	527,429	873
	Bilia AB	58,258	848
	B&B Tools AB	90,341	825
*	CDON Group AB	162,016	819

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
	East Capital Explorer AB	95,264	767
*	Nordic Mines AB	85,724	709
	Nordnet AB	245,133	674
^	HIQ International AB	149,989	662
*	TradeDoubler AB	147,020	651
	Orc Group AB	70,495	643
	Bure Equity AB	217,941	643
	Haldex AB	143,595	613
	Proffice AB	172,435	613
	New Wave Group AB Class B	130,825	595
*	BE Group AB	150,589	578
	Gunnebo AB	140,883	568
^	KappAhl AB	253,973	551
*,^	PA Resources AB	1,983,749	527
*,^	Eniro AB	334,512	517
*	Active Biotech AB	112,603	504
	Nolato AB Class B	53,881	448
	Byggmax Group AB	95,154	445
*	BioInvent International AB	158,251	440
*,^	Net Insight AB Class B	1,045,242	388
*	Micronic Mydata AB	171,217	305
	Bjoern Borg AB	50,510	298
*	rnb Retail and Brands AB	308,521	137
*,^	Diamyd Medical AB Class B	54,452	67
	Transcom WorldWide SA Class B	105,145	54
			1,216,218
Switzerland (5.5%)
	Nestle SA	11,892,373	687,827
	Novartis AG	8,009,857	451,238
	Roche Holding AG	2,411,335	395,626
*	UBS AG	12,490,736	157,861
	ABB Ltd.	7,523,204	141,627
	Zurich Financial Services AG	499,812	115,178
	Credit Suisse Group AG	3,917,001	112,970
	Cie Financiere Richemont SA	1,791,624	102,059
	Syngenta AG	324,653	98,929
	Swiss Re AG	1,209,614	66,043
	Transocean Ltd.	1,097,889	62,045
	Holcim Ltd.	839,096	53,137
	Swatch Group AG (Bearer)	105,729	44,510
2	Synthes Inc.	224,109	37,478
	SGS SA	18,759	32,180
	Swisscom AG	79,597	32,065
	Geberit AG	130,116	26,647
	Julius Baer Group Ltd.	705,272	26,500
	Givaudan SA	28,478	25,901
	Kuehne & Nagel International AG	184,320	22,836
	Adecco SA	456,275	21,914
	Schindler Holding AG (Bearer)	166,739	19,526
	Sonova Holding AG	167,403	17,701
	Lindt & Spruengli AG	385	14,177
	Actelion Ltd.	377,259	13,975
	Sika AG	6,977	13,674
	Baloise Holding AG	163,961	13,356
	Swiss Prime Site AG	158,780	12,986
	Swiss Life Holding AG	104,153	12,792
	Lonza Group AG	173,526	11,543
	Swatch Group AG (Registered)	149,759	11,043
	PSP Swiss Property AG	119,191	10,844
	Aryzta AG	212,303	10,237
	Galenica AG	16,671	9,657
	Sulzer AG	82,416	9,606
	Lindt & Spruengli AG	3,075	9,489
*	Clariant AG	863,834	9,355

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
	Schindler Holding AG (Registered)	73,903	8,673
	GAM Holding AG	716,153	8,562
	Partners Group Holding AG	40,640	7,602
	Pargesa Holding SA	93,469	7,299
*	Dufry AG	68,115	7,292
	Valiant Holding	51,307	7,103
	Helvetia Holding AG	17,745	6,484
	Allreal Holding AG	39,981	6,433
	Barry Callebaut AG	6,163	5,843
*,^	Logitech International SA	592,319	5,717
	Georg Fischer AG	13,420	5,561
	Nobel Biocare Holding AG	434,760	5,324
	Banque Cantonale Vaudoise	10,192	5,276
	EMS-Chemie Holding AG	28,014	4,940
	Flughafen Zuerich AG	12,742	4,886
	Straumann Holding AG	26,661	4,693
*	Panalpina Welttransport Holding AG	47,314	4,679
*	Temenos Group AG	244,312	4,647
	Mobimo Holding AG	17,798	4,465
	Kuoni Reisen Holding AG	12,974	4,425
	Bank Sarasin & Cie AG Class B	110,588	4,204
	Bucher Industries AG	23,051	3,979
	Kaba Holding AG Class B	9,500	3,674
	St. Galler Kantonalbank AG	8,412	3,655
	Aryzta AG	76,275	3,649
*,^	Meyer Burger Technology AG	144,655	3,463
*	OC Oerlikon Corp. AG	549,717	3,292
	Basler Kantonalbank	19,297	3,025
*	Gategroup Holding AG	86,483	2,935
	Vontobel Holding AG	88,395	2,637
	Huber & Suhner AG	47,445	2,549
	Liechtensteinische Landesbank AG	42,671	2,364
	Tecan Group AG	37,224	2,347
	Burckhardt Compression Holding AG	10,343	2,286
	BKW FMB Energie AG	46,368	2,096
*	Petroplus Holdings AG	332,226	1,982
	Forbo Holding AG	4,137	1,955
*	Rieter Holding AG	9,377	1,951
	Zehnder Group AG	32,800	1,948
	Valora Holding AG	9,174	1,905
	Schweiter Technologies AG	2,884	1,614
	Austriamicrosystems AG	33,452	1,584
	Schweizerische National-Versicherungs-Gesellschaft AG	44,593	1,562
	EFG International AG	178,943	1,494
	Vetropack Holding AG	753	1,410
*	Basilea Pharmaceutica	30,039	1,348
	AFG Arbonia-Forster Hldg	53,510	1,229
	Phoenix Mecano AG	2,295	1,213
	Verwaltungs- und Privat-Bank AG	11,949	1,201
	Swissquote Group Holding SA	28,364	1,194
	Intershop Holdings	3,089	1,129
	Kudelski SA	106,496	1,103
	Bossard Holding AG	8,751	1,055
	Mobilezone Holding AG	94,341	988
	Acino Holding AG	9,598	986
	PubliGroupe AG	6,372	980
	Orascom Development Holding AG	43,334	959
	Ascom Holding AG	88,910	949
*	Micronas Semiconductor Holding AG	108,226	887
	Inficon Holding AG	5,093	868
*	U-Blox AG	19,212	840
	Charles Voegele Holding AG	26,435	814
*,^	Von Roll Holding AG	220,548	774
	Komax Holding AG	10,029	772

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
* Schmolz & Bickenbach AG	92,969	756
* Autoneum Holding AG	9,377	634
Bachem Holding AG	13,642	632
Gurit Holding AG	1,269	626
Swisslog Holding AG	763,961	623
Cie Financiere Tradition SA	7,029	610
* Bobst Group AG	26,778	535
Walter Meier AG	1,910	464
* Zueblin Immobilien Holding AG	111,387	381
Coltene Holding AG	9,236	376
* Kardex AG	18,452	277
Advanced Digital Broadcast Holdings SA	11,333	154
* Gottex Fund Management Holdings Ltd.	29,936	116
		3,123,469
Taiwan (2.7%)
Taiwan Semiconductor Manufacturing Co. Ltd.	65,381,063	159,326
Hon Hai Precision Industry Co. Ltd.	30,942,210	84,824
HTC Corp.	2,502,792	56,247
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,798,678	47,939
Formosa Plastics Corp.	13,615,780	40,045
China Steel Corp.	38,592,535	38,396
MediaTek Inc.	3,553,573	37,292
Nan Ya Plastics Corp.	16,131,780	36,290
Chunghwa Telecom Co. Ltd.	9,250,456	30,949
Formosa Chemicals & Fibre Corp.	9,726,500	28,149
Cathay Financial Holding Co. Ltd.	23,014,082	27,445
Chinatrust Financial Holding Co. Ltd.	33,144,969	21,723
Mega Financial Holding Co. Ltd.	27,144,600	20,866
Fubon Financial Holding Co. Ltd.	17,027,362	19,963
Uni-President Enterprises Corp.	13,303,565	18,295
Quanta Computer Inc.	8,587,950	16,900
Taiwan Mobile Co. Ltd.	5,711,400	16,366
Asustek Computer Inc.	2,314,168	16,089
* Yuanta Financial Holding Co. Ltd.	27,370,440	15,602
Delta Electronics Inc.	6,194,240	14,564
Taiwan Cement Corp.	11,466,700	14,321
Chunghwa Telecom Co. Ltd. ADR	395,121	13,288
Compal Electronics Inc.	14,404,689	13,220
United Microelectronics Corp.	29,893,175	13,125
First Financial Holding Co. Ltd.	19,331,307	12,832
Cheng Shin Rubber Industry Co. Ltd.	5,488,034	12,518
Formosa Petrochemical Corp.	3,906,950	12,287
Far Eastern New Century Corp.	10,032,425	11,795
Advanced Semiconductor Engineering Inc.	13,003,392	11,491
Synnex Technology International Corp.	4,509,463	11,054
President Chain Store Corp.	1,964,536	10,924
Acer Inc.	8,727,297	9,965
China Development Financial Holding Corp.	31,021,225	9,817
Catcher Technology Co. Ltd.	1,737,800	9,682
Hua Nan Financial Holdings Co. Ltd.	14,531,616	9,467
Far EasTone Telecommunications Co. Ltd.	5,534,000	9,075
Chang Hwa Commercial Bank	14,066,510	9,054
Taiwan Cooperative Bank	13,183,814	8,653
Foxconn Technology Co. Ltd.	2,390,308	8,331
Wistron Corp.	6,847,022	7,924
AU Optronics Corp.	18,290,640	7,884
Asia Cement Corp.	6,448,413	7,767
Largan Precision Co. Ltd.	341,376	7,632
MStar Semiconductor Inc.	1,268,263	7,350
Taishin Financial Holding Co. Ltd.	17,249,039	7,304
* Chimei Innolux Corp.	17,597,101	7,069
China Petrochemical Development Corp.	5,998,700	6,966
Siliconware Precision Industries Co.	6,632,000	6,808
Lite-On Technology Corp.	7,035,524	6,639

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
SinoPac Financial Holdings Co. Ltd.	20,367,475	6,594
E.Sun Financial Holding Co. Ltd.	13,157,818	6,558
Taiwan Fertilizer Co. Ltd.	2,537,000	6,539
* Shin Kong Financial Holding Co. Ltd.	20,396,297	6,353
Pegatron Corp.	5,831,639	6,299
China Life Insurance Co. Ltd.	5,596,697	6,203
Yulon Motor Co. Ltd.	2,936,015	6,178
Powertech Technology Inc.	2,439,955	5,940
Unimicron Technology Corp.	4,432,750	5,756
Pou Chen Corp.	7,351,517	5,651
E Ink Holdings Inc.	2,767,000	5,649
United Microelectronics Corp. ADR	2,496,748	5,568
WPG Holdings Ltd.	4,562,553	5,509
* TPK Holding Co. Ltd.	324,200	5,429
Hiwin Technologies Corp.	574,390	5,193
Far Eastern Department Stores Co. Ltd.	3,206,365	4,902
Epistar Corp.	2,586,408	4,789
Simplo Technology Co. Ltd.	770,221	4,532
Macronix International	11,792,927	4,456
TSRC Corp.	1,710,300	4,440
Novatek Microelectronics Corp.	1,791,275	4,391
Eva Airways Corp.	5,984,290	4,329
KGI Securities Co. Ltd.	9,920,526	4,161
Radiant Opto-Electronics Corp.	1,403,800	4,126
Giant Manufacturing Co. Ltd.	1,019,319	3,944
Tripod Technology Corp.	1,515,023	3,942
China Airlines Ltd.	7,808,491	3,929
Siliconware Precision Industries Co. ADR	739,275	3,844
Taiwan Glass Industrial Corp.	3,117,878	3,836
Wintek Corp.	4,993,974	3,817
Walsin Lihwa Corp.	11,270,000	3,780
AU Optronics Corp. ADR	820,216	3,511
Teco Electric and Machinery Co. Ltd.	5,570,000	3,250
Advanced Semiconductor Engineering Inc. ADR	702,591	3,105
Kinsus Interconnect Technology Corp.	898,000	3,102
Ruentex Industries Ltd.	1,482,015	2,983
* Taiwan Business Bank	8,996,119	2,938
Nan Kang Rubber Tire Co. Ltd.	1,654,295	2,855
Cheng Uei Precision Industry Co. Ltd.	1,247,797	2,804
Inventec Corp.	7,522,145	2,703
Evergreen Marine Corp. Taiwan Ltd.	4,919,979	2,697
Chicony Electronics Co. Ltd.	1,576,794	2,635
Clevo Co.	1,492,176	2,612
Advantech Co. Ltd.	926,924	2,523
Feng Hsin Iron & Steel Co.	1,489,000	2,504
Richtek Technology Corp.	481,105	2,419
USI Corp.	2,264,700	2,417
Realtek Semiconductor Corp.	1,445,139	2,407
Formosa Taffeta Co. Ltd.	2,596,000	2,398
Waterland Financial Holdings Co. Ltd.	6,469,800	2,375
Tung Ho Steel Enterprise Corp.	2,636,842	2,363
China Steel Chemical Corp.	497,000	2,339
U-Ming Marine Transport Corp.	1,482,000	2,337
Oriental Union Chemical Corp.	1,787,000	2,333
LCY Chemical Corp.	1,372,975	2,324
Highwealth Construction Corp.	1,338,000	2,314
Phison Electronics Corp.	432,510	2,279
Capital Securities Corp.	5,847,175	2,246
Everlight Electronics Co. Ltd.	1,206,497	2,231
* Tatung Co. Ltd.	6,270,058	2,208
CTCI Corp.	1,733,000	2,205
Sino-American Silicon Products Inc.	1,332,428	2,174
Chroma ATE Inc.	1,087,800	2,170
Ruentex Development Co. Ltd.	1,807,000	2,153

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Nan Ya Printed Circuit Board Corp.	712,059	2,072
Yageo Corp.	6,778,000	2,042
Formosa International Hotels Corp.	139,441	2,038
Wan Hai Lines Ltd.	3,870,325	2,009
Yang Ming Marine Transport Corp.	4,826,553	1,989
Motech Industries Inc.	1,015,100	1,907
Yungtay Engineering Co. Ltd.	1,175,000	1,899
Huaku Development Co. Ltd.	805,988	1,892
* Via Technologies Inc.	2,449,000	1,868
Eternal Chemical Co. Ltd.	2,264,254	1,859
Goldsun Development & Construction Co. Ltd.	4,022,830	1,832
St. Shine Optical Co. Ltd.	145,000	1,822
Prince Housing & Development Corp.	2,496,100	1,817
Taiwan Hon Chuan Enterprise Co. Ltd.	838,629	1,809
* Winbond Electronics Corp.	9,681,000	1,808
Kenda Rubber Industrial Co. Ltd.	1,558,440	1,798
AmTRAN Technology Co. Ltd.	3,032,716	1,772
Coretronic Corp.	2,319,000	1,745
China Motor Corp.	1,822,000	1,742
Farglory Land Development Co. Ltd.	1,003,000	1,693
Dynapack International Technology Corp.	443,000	1,674
* CMC Magnetics Corp.	8,345,000	1,659
Wistron NeWeb Corp.	700,434	1,653
D-Link Corp.	2,038,000	1,639
Far Eastern International Bank	3,890,550	1,619
Wei Chuan Food Corp.	1,418,000	1,582
Compal Communications Inc.	1,107,000	1,581
Qisda Corp.	5,783,880	1,580
Taiwan Secom Co. Ltd.	872,000	1,573
* Ritek Corp.	8,168,000	1,566
Shinkong Synthetic Fibers Corp.	4,996,451	1,563
Taiwan Surface Mounting Technology Co. Ltd.	674,300	1,502
* King's Town Bank	2,416,000	1,500
Hey Song Corp.	1,509,000	1,500
Career Technology MFG. Co. Ltd.	937,000	1,448
Yuen Foong Yu Paper Manufacturing Co. Ltd.	3,553,515	1,444
King Yuan Electronics Co. Ltd.	3,726,000	1,434
Transcend Information Inc.	612,363	1,430
Gigabyte Technology Co. Ltd.	1,758,000	1,424
Merida Industry Co. Ltd.	587,000	1,407
* Taichung Commercial Bank	4,136,430	1,392
Tainan Spinning Co. Ltd.	3,133,260	1,384
Mitac International Corp.	3,873,995	1,379
Chipbond Technology Corp.	1,536,000	1,366
Grand Pacific Petrochemical	2,747,000	1,357
Radium Life Tech Co. Ltd.	1,489,427	1,340
FLEXium Interconnect Inc.	510,586	1,330
Senao International Co. Ltd.	383,000	1,329
Sanyang Industry Co. Ltd.	2,235,540	1,328
Micro-Star International Co. Ltd.	2,972,000	1,325
* Ta Chong Bank Ltd.	4,586,000	1,320
Cheng Loong Corp.	3,367,600	1,319
TTY Biopharm Co. Ltd.	408,264	1,317
G Tech Optoelectronics Corp.	550,334	1,275
Kerry TJ Logistics Co. Ltd.	1,204,000	1,269
Pan-International Industrial	1,262,810	1,266
China Synthetic Rubber Corp.	1,452,000	1,257
Masterlink Securities Corp.	3,491,000	1,254
Jih Sun Financial Holdings Co. Ltd.	3,739,979	1,244
Chong Hong Construction Co.	530,250	1,234
Faraday Technology Corp.	1,362,110	1,232
Tong Yang Industry Co. Ltd.	1,276,680	1,227
Great Wall Enterprise Co. Ltd.	1,203,736	1,226
Solar Applied Materials Technology Co.	1,000,000	1,224

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
President Securities Corp.	2,371,220	1,213
LITE-ON IT Corp.	1,296,488	1,212
Elan Microelectronics Corp.	1,210,000	1,202
Asia Polymer Corp.	883,750	1,196
Ton Yi Industrial Corp.	2,348,850	1,195
TXC Corp.	1,014,979	1,195
BES Engineering Corp.	4,263,000	1,187
Young Fast Optoelectronics Co. Ltd.	411,143	1,186
Ambassador Hotel	984,000	1,184
Greatek Electronics Inc.	1,721,000	1,170
Neo Solar Power Corp.	1,449,724	1,157
Gintech Energy Corp.	927,149	1,155
* Compeq Manufacturing Co.	2,919,000	1,149
Zinwell Corp.	929,000	1,145
* China Manmade Fibers Corp.	3,219,000	1,139
China Bills Finance Corp.	3,187,000	1,134
Cathay Real Estate Development Co. Ltd.	2,721,000	1,110
International Games System Co. Ltd.	192,000	1,108
Ability Enterprise Co. Ltd.	1,198,000	1,104
Global Unichip Corp.	277,000	1,100
CSBC Corp. Taiwan	1,311,000	1,090
Shihlin Electric & Engineering Corp.	1,043,000	1,084
Altek Corp.	1,162,648	1,075
Phihong Technology Co. Ltd.	819,000	1,074
* Ho Tung Chemical Corp.	1,900,640	1,066
Genius Electronic Optical Co. Ltd.	142,709	1,052
Silitech Technology Corp.	387,040	1,046
Tong Hsing Electronic Industries Ltd.	411,259	1,042
Huang Hsiang Construction Co.	493,000	1,041
WT Microelectronics Co. Ltd.	755,539	1,033
Yieh Phui Enterprise Co. Ltd.	3,059,700	1,021
Mercuries & Associates Ltd.	955,630	1,016
UPC Technology Corp.	1,995,000	1,002
Visual Photonics Epitaxy Co. Ltd.	740,500	995
* Genesis Photonics Inc.	688,170	982
* Inotera Memories Inc.	6,636,002	981
Taiwan TEA Corp.	1,858,000	980
CyberTAN Technology Inc.	979,000	976
* HannStar Display Corp.	16,860,000	971
Makalot Industrial Co. Ltd.	429,000	969
Lien Hwa Industrial Corp.	1,571,767	969
Chung Hung Steel Corp.	2,814,240	967
Formosan Rubber Group Inc.	1,344,000	964
Evergreen International Storage & Transport Corp.	1,614,000	963
MIN AIK Technology Co. Ltd.	509,000	961
Kinpo Electronics	3,736,000	956
PChome Online Inc.	145,260	951
YungShin Global Holding Corp.	604,000	929
ITEQ Corp.	858,582	928
Forhouse Corp.	1,634,000	923
* Gloria Material Technology Corp.	1,150,465	921
* TA Chen Stainless Pipe	1,793,000	921
Gemtek Technology Corp.	969,564	916
China Electric Manufacturing Corp.	1,340,000	908
ALI Corp.	784,000	905
Sincere Navigation	987,000	898
Pixart Imaging Inc.	366,348	891
Shinkong Textile Co. Ltd.	684,000	880
* Chunghwa Picture Tubes	14,349,351	874
* Union Bank Of Taiwan	2,576,000	870
Taiwan Sogo Shin Kong SEC	999,000	857
Vanguard International Semiconductor Corp.	2,392,000	852
Accton Technology Corp.	1,613,800	850
* Taiwan Land Development Corp.	2,130,383	842

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Tsann Kuen Enterprise Co. Ltd.	385,000	824
Microbio Co. Ltd.	812,356	823
Infortrend Technology Inc.	811,000	808
Holy Stone Enterprise Co. Ltd.	873,000	807
Test-Rite International Co. Ltd.	1,107,000	806
Silicon Integrated Systems Corp.	2,056,000	800
King Slide Works Co. Ltd.	185,000	794
Unizyx Holding Corp.	1,202,000	794
First Steamship Co. Ltd.	472,000	792
Hung Sheng Construction Co. Ltd.	1,707,000	791
Taiwan Cogeneration Corp.	1,212,550	780
Systex Corp.	658,000	777
Lealea Enterprise Co. Ltd.	2,023,150	771
* Asia Optical Co. Inc.	682,000	760
Apex Biotechnology Corp.	347,000	751
Chia Hsin Cement Corp.	1,523,410	751
Everlight Chemical Industrial Corp.	1,199,400	746
United Integrated Services Co. Ltd.	739,000	742
Soft-World International Corp.	325,620	740
* Powerchip Technology Corp.	17,777,460	729
Sinyi Realty Co.	530,400	727
Eclat Textile Co. Ltd.	470,640	726
Topco Scientific Co. Ltd.	501,060	726
Unity Opto Technology Co. Ltd.	907,409	724
Sigurd Microelectronics Corp.	1,025,000	723
Depo Auto Parts Ind Co. Ltd.	383,000	722
Elite Semiconductor Memory Technology Inc.	721,000	722
Getac Technology Corp.	1,315,000	722
* Shining Building Business Co. Ltd.	685,350	713
National Petroleum Co. Ltd.	674,000	711
Wah Lee Industrial Corp.	532,000	711
Ways Technical Corp. Ltd.	208,000	707
Sonix Technology Co. Ltd.	517,000	706
Avermedia Technologies	804,000	694
Sunplus Technology Co. Ltd.	1,721,000	690
Chin-Poon Industrial Co.	1,085,000	689
Springsoft Inc.	627,000	688
Taiwan Paiho Ltd.	912,000	686
Opto Technology Corp.	1,699,000	684
Shih Wei Navigation Co. Ltd.	674,000	684
China Metal Products	851,040	682
Yeun Chyang Industrial Co. Ltd.	1,088,000	681
Kindom Construction Co.	1,041,000	680
Elite Material Co. Ltd.	869,965	679
Hung Poo Real Estate Development Corp.	802,946	677
Federal Corp.	1,286,465	674
Chung Hsin Electric & Machinery Manufacturing Corp.	1,296,000	674
* A-DATA Technology Co. Ltd.	629,000	673
Merry Electronics Co. Ltd.	561,000	670
Green Energy Technology Inc.	675,075	670
Nantex Industry Co. Ltd.	764,220	668
Formosa Epitaxy Inc.	1,063,000	666
Shin Zu Shing Co. Ltd.	336,000	660
Rechi Precision Co. Ltd.	843,570	655
Taiwan Life Insurance Co. Ltd.	884,100	648
Ichia Technologies Inc.	1,095,000	645
Young Optics Inc.	217,000	643
MPI Corp.	230,000	642
Unitech Printed Circuit Board Corp.	1,373,248	639
Lumax International Corp. Ltd.	279,300	639
ENG Electric Co. Ltd.	265,612	639
Aurora Corp.	389,000	636
Alpha Networks Inc.	936,000	631
Test Research Inc.	505,040	631

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Rich Development Co. Ltd.	1,549,548	628
Lingsen Precision Industries Ltd.	1,215,000	620
Cyberlink Corp.	266,489	617
* Shihlin Paper Corp.	367,000	613
Feng TAY Enterprise Co. Ltd.	704,000	610
Universal Cement Corp.	1,215,000	608
Wafer Works Corp.	826,060	604
LES Enphants Co. Ltd.	550,444	601
Ardentec Corp.	1,023,123	600
Nien Hsing Textile Co. Ltd.	842,250	599
Youngtek Electronics Corp.	266,466	596
Kinko Optical Co. Ltd.	449,000	594
Asia Vital Components Co. Ltd.	857,269	590
Global Mixed Mode Technology Inc.	199,000	579
Yem Chio Co. Ltd.	668,118	579
Formosan Union Chemical	916,990	573
* Cando Corp.	1,623,297	569
ICP Electronics Inc.	407,000	567
Tong-Tai Machine & Tool Co. Ltd.	614,520	563
ITE Technology Inc.	549,000	562
Pacific Hospital Supply Co. Ltd.	169,024	553
Thye Ming Industrial Co. Ltd.	532,000	553
* HannsTouch Solution Inc.	2,199,000	551
Chun Yuan Steel	1,323,190	550
Taiyen Biotech Co. Ltd.	637,000	548
Tainan Enterprises Co. Ltd.	450,000	547
Entire Technology Co. Ltd.	356,617	543
Wisdom Marine Lines Co. Ltd.	439,197	542
Coxon Precise Industrial Co. Ltd.	401,810	541
Grape King Industrial Co.	362,000	541
Namchow Chemical Industrial Ltd.	593,000	541
Taiflex Scientific Co. Ltd.	493,852	540
* Jess-Link Products Co. Ltd.	486,458	536
Sunrex Technology Corp.	756,000	534
Lite-On Semiconductor Corp.	1,023,000	533
Excelsior Medical Co. Ltd.	260,000	532
Solartech Energy Corp.	576,450	531
Gigastorage Corp.	793,096	525
Hsin Kuang Steel Co. Ltd.	727,000	521
AcBel Polytech Inc.	1,117,000	515
* Phytohealth Corp.	402,000	514
* Kuoyang Construction Co. Ltd.	1,187,000	512
Champion Building Materials Co. Ltd.	871,000	502
Sitronix Technology Corp.	427,000	499
Quanta Storage Inc.	751,000	495
Pan Jit International Inc.	906,000	494
Etron Technology Inc.	1,369,059	493
Flytech Technology Co. Ltd.	256,330	491
Taiwan Fire & Marine Insurance Co.	650,000	490
* Nanya Technology Corp.	4,965,419	490
Wei Mon Industry Co. Ltd.	900,116	489
* Concord Securities Corp.	2,052,220	487
Chung Hwa Pulp Corp.	1,332,820	487
Sirtec International Co. Ltd.	375,000	486
Zig Sheng Industrial Co. Ltd.	991,100	484
Kinik Co.	351,000	482
Chinese Maritime Transport Ltd.	319,000	480
ACES Electronic Co. Ltd.	278,000	477
* WUS Printed Circuit Co. Ltd.	935,000	477
Giga Solar Materials Corp.	47,559	470
KEE TAI Properties Co. Ltd.	904,740	459
Taiwan PCB Techvest Co. Ltd.	591,000	459
Gamania Digital Entertainment Co. Ltd.	455,000	457
Acme Electronics Corp.	260,576	456

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Insyde Software Corp.	103,000	456
Lotes Co. Ltd.	160,000	456
King's Town Construction Co. Ltd.	627,480	454
ASROCK Inc.	142,000	453
Taiwan Pulp & Paper Corp.	1,212,800	450
Aten International Co. Ltd.	244,000	448
China Chemical & Pharmaceutical Co. Ltd.	686,000	446
* Pihsiang Machinery Manufacturing Co. Ltd.	348,000	443
Globe Union Industrial Corp.	725,000	443
Great Taipei Gas Co. Ltd.	744,000	441
Great China Metal Industry	398,000	441
Edison Opto Corp.	204,700	436
Darfon Electronics Corp.	721,000	436
Walsin Technology Corp.	1,393,954	433
Advanced International Multitech Co. Ltd.	387,000	433
Taiwan Navigation Co. Ltd.	445,000	432
eMemory Technology Inc.	162,225	430
Lextar Electronics Corp.	710,545	429
Sercomm Corp.	399,000	429
* Elitegroup Computer Systems Co. Ltd.	1,746,000	429
Holtek Semiconductor Inc.	447,000	426
Continental Holdings Corp.	1,198,000	424
* Tatung Co. Ltd. GDR	38,879	419
Sampo Corp.	1,538,000	415
Kenmec Mechanical Engineering Co. Ltd.	819,240	414
Weikeng Industrial Co. Ltd.	560,700	410
* AGV Products Corp.	1,210,265	409
TA-I Technology Co. Ltd.	573,381	405
Global Brands Manufacture Ltd.	828,353	404
* Powercom Co. Ltd.	511,000	400
Taisun Enterprise Co. Ltd.	740,570	399
ShenMao Technology Inc.	305,839	398
Taiwan Sakura Corp.	685,440	396
Arcadyan Technology Corp.	314,123	396
J Touch Corp.	278,395	392
Sesoda Corp.	366,000	392
Firich Enterprises Co. Ltd.	364,000	391
Weltrend Semiconductor	648,000	381
Taiwan Acceptance Corp.	195,000	380
Ta Ya Electric Wire & Cable	1,408,950	377
* Taiwan Styrene Monomer	1,479,000	376
FSP Technology Inc.	453,478	375
Chien Kuo Construction Co. Ltd.	718,100	369
I-Sheng Electric Wire & Cable Co. Ltd.	296,000	369
Jentech Precision Industrial Co. Ltd.	137,530	369
Topoint Technology Co. Ltd.	515,474	367
Longwell Co.	405,000	366
Sinon Corp.	923,000	364
Chinese Gamer International Corp.	140,000	364
Johnson Health Tech Co. Ltd.	171,175	360
Mayer Steel Pipe Corp.	696,600	360
Walton Advanced Engineering Inc.	928,000	355
Li Peng Enterprise Co. Ltd.	1,038,400	353
Taiwan Semiconductor Co. Ltd.	632,000	348
Formosa Advanced Technologies Co. Ltd.	378,000	347
Sporton International Inc.	160,799	347
* Leofoo Development Co.	521,000	343
Actron Technology Corp.	115,650	339
AV Tech Corp.	114,000	339
HUA ENG Wire & Cable	1,175,000	337
Long Bon International Co. Ltd.	920,000	331
APCB Inc.	454,000	330
Gold Circuit Electronics Ltd.	1,163,000	323
Long Chen Paper Co. Ltd.	1,026,000	319

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Zeng Hsing Industrial Co. Ltd.	92,700	316
San Fang Chemical Industry Co. Ltd.	392,700	316
CyberPower Systems Inc.	128,000	315
Tah Hsin Industrial Co. Ltd.	322,000	315
E-LIFE MALL Corp.	185,000	312
* Eastern Media International Corp.	2,027,000	312
GeoVision Inc.	94,567	312
Advanced Wireless Semiconductor Co.	382,160	312
* Episil Technologies Inc.	850,000	310
Syncmold Enterprise Corp.	252,000	305
* Jenn Feng New Energy Co. Ltd.	306,000	304
L&K Engineering Co. Ltd.	354,000	299
* Integrated Memory Logic Ltd.	90,470	297
* Ocean Plastics Co. Ltd.	466,000	296
Advanced Ceramic X Corp.	114,000	296
Harvatek Corp.	517,129	295
Mag Layers Scientific-Technics Co. Ltd.	202,000	294
Bank of Kaohsiung	912,049	294
Tyntek Corp.	828,000	291
Sanyo Electric Taiwan Co. Ltd.	321,000	291
Fulltech Fiber Glass Corp.	494,228	291
Acter Co. Ltd.	75,000	291
Newmax Technology Co. Ltd.	157,370	287
Shinkong Insurance Co. Ltd.	497,000	286
Skymedi Corp.	100,996	286
Sinbon Electronics Co. Ltd.	424,000	286
Adlink Technology Inc.	256,450	285
Tekcore Co. Ltd.	552,000	284
Sunonwealth Electric Machine Industry Co. Ltd.	320,000	284
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	199,000	284
Elite Advanced Laser Corp.	169,000	283
Star Comgistic Capital Co. Ltd.	362,000	282
Mirle Automation Corp.	354,900	280
First Hotel	381,240	280
G Shank Enterprise Co. Ltd.	492,000	279
Kwong Fong Industries	822,000	277
KYE Systems Corp.	624,000	275
Chenming Mold Industry Corp.	315,000	268
China Hi-ment Corp.	195,000	262
Froch Enterprise Co. Ltd.	601,000	258
Raydium Semiconductor Corp.	103,311	256
Orise Technology Co. Ltd.	220,000	255
* Mosel Vitelic Inc.	1,734,000	253
I-Chiun Precision Industry Co. Ltd.	502,000	251
Supreme Electronics Co. Ltd.	421,000	248
Hu Lane Associate Inc.	160,620	248
* Microelectronics Technology Inc.	1,074,000	245
San Shing Fastech Corp.	170,000	244
Hannstar Board Corp.	545,988	244
Basso Industry Corp.	367,000	243
* Giantplus Technology Co. Ltd.	753,000	235
Super Dragon Technology Co. Ltd.	210,000	235
Macroblock Inc.	73,000	234
DA CIN Construction Co. Ltd.	387,000	229
Alcor Micro Corp.	181,000	227
Ve Wong Corp.	310,000	226
Chang Wah Electromaterials Inc.	89,610	225
AVY Precision Technology Inc.	96,600	225
* Tang Eng Iron Works Co. Ltd.	241,000	224
Kaulin Manufacturing Co. Ltd.	279,000	218
SDI Corp.	305,000	217
WAN HWA Enterprise Co.	447,300	214
Huga Optotech Inc.	482,890	213
Microlife Corp.	135,000	211

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
* China General Plastics Corp.	747,000	210
Hong TAI Electric Industrial	652,000	209
* Power Quotient International Co. Ltd.	600,000	208
Wah Hong Industrial Corp.	126,000	205
* Janfusun Fancyworld Corp.	926,000	205
Dynamic Electronics Co. Ltd.	510,361	205
Anpec Electronics Corp.	276,000	201
Topco Technologies Corp.	91,627	201
Bright Led Electronics Corp.	339,000	199
Taiwan Mask Corp.	553,000	196
* TYC Brother Industrial Co. Ltd.	444,960	196
* E-Ton Solar Tech Co. Ltd.	499,000	195
Shuttle Inc.	605,000	193
P-Two Industries Inc.	270,000	193
Thinking Electronic Industrial Co. Ltd.	204,000	193
LAN FA Textile	508,680	191
Portwell Inc.	222,000	186
Shiny Chemical Industrial Co. Ltd.	147,000	184
Sheng Yu Steel Co. Ltd.	288,000	183
Wellypower Optronics Corp.	316,000	183
Tung Thih Electronic Co. Ltd.	105,540	182
* Orient Semiconductor Electronics Ltd.	1,127,000	182
Southeast Cement Co. Ltd.	513,000	181
HiTi Digital Inc.	232,171	179
Capella Microsystems Taiwan Inc.	57,761	179
Ta Chong Securities Co. Ltd.	578,000	177
* Horizon Securities Co. Ltd.	954,000	174
Paragon Technologies Co. Ltd.	159,000	173
* Changs Ascending Enterprise Co. Ltd.	59,261	173
Standard Chemical & Pharma	207,580	171
Win Semiconductors Corp.	173,000	169
Hold-Key Electric Wire & Cable Co. Ltd.	448,050	168
Meiloon Industrial Co.	423,000	167
Astro Corp.	101,000	166
ACHEM TECHNOLOGY Corp.	366,950	165
Leadtrend Technology Corp.	77,999	165
BenQ Materials Corp.	379,478	163
* Cosmos Bank Taiwan	833,000	160
Ta Yih Industrial Co. Ltd.	73,000	160
DFI Inc.	195,000	157
* O-TA Precision Industry Co. Ltd.	234,000	156
Taiwan Chi Cheng Enterprise Co. Ltd.	330,000	153
Fortune Electric Co. Ltd.	288,000	152
Plotech Co. Ltd.	257,000	152
Channel Well Technology Co. Ltd.	373,718	151
Abnova Corp.	82,000	151
TaiDoc Technology Corp.	107,440	150
Chimei Materials Technology Corp.	269,351	148
XinTec Inc.	187,015	144
Well Shin Technology Co. Ltd.	120,360	142
China Glaze Co. Ltd.	275,000	140
* Farglory F T Z Investment Holding Co. Ltd.	223,000	139
Hung Ching Development & Construction Co. Ltd.	285,000	138
Sunspring Metal Corp.	140,000	136
Viking Tech Corp.	145,000	133
Netronix Inc.	131,100	132
Central Reinsurance Co. Ltd.	269,000	129
Userjoy Technology Co. Ltd.	59,850	117
* Ruentex Development Co. Ltd. Rights Exp. 11/14/2011	418,838	115
ENE Technology Inc.	165,639	115
Prosperity Dielectrics Co. Ltd.	255,297	111
Sea Sonic Electronics Co. Ltd.	96,000	110
Crystalwise Technology Inc.	171,922	105
* Solytech Enterprise Corp.	313,000	104

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
San Chih Semiconductor Co.	88,451	101
Ablerex Electronics Co. Ltd.	42,570	94
Ruentex Engineering & Construction Co.	119,000	92
ThaiLin Semiconductor Corp.	308,000	82
Cub Elecparts Inc.	58,000	81
EFUN Technologies Co. Ltd.	98,000	71
* ProMOS Technologies Inc.	5,975,000	68
Contrel Technology Co. Ltd.	201,000	68
DelSolar Co. Ltd.	65,842	49
Tatung Fine Chemical Co.	34,202	46
* E-one Moli Energy Corp.	70,355	35
Primax Electronics Ltd.	38,000	24
* Adimmune Corp.	12,000	15
* Acter Co. Ltd. Rights Exp. 11/14/2011	6,229	7
* Hiroca Holdings Ltd.	1,000	3
		1,570,915
Thailand (0.5%)
PTT PCL (Foreign)	2,366,115	23,328
PTT Exploration & Production PCL (Foreign)	3,341,355	17,353
Siam Commercial Bank PCL (Foreign)	4,402,600	16,639
Kasikornbank PCL (Foreign)	4,030,300	16,276
Bangkok Bank PCL (Foreign)	2,875,200	14,571
Siam Cement PCL (Foreign)	1,026,000	12,289
Advanced Info Service PCL (Foreign)	2,574,600	10,851
CP ALL PCL (Foreign)	6,247,285	9,480
* PTT Global Chemical PCL	4,225,236	9,000
Kasikornbank PCL	2,075,000	8,273
Banpu PCL	396,440	8,168
Charoen Pokphand Foods PCL (Foreign)	8,304,300	8,106
Bangkok Bank PCL (Local)	1,655,500	7,976
PTT PCL	572,000	5,639
Indorama Ventures PCL	4,205,648	4,821
Thai Oil PCL (Foreign)	2,328,100	4,357
Krung Thai Bank PCL (Foreign)	7,522,210	3,683
Siam Commercial Bank PCL (Local)	929,600	3,513
Bank of Ayudhya PCL(Foreign)	5,344,479	3,511
IRPC PCL (Foreign)	28,064,000	3,465
PTT Exploration and Production PCL (Local)	618,200	3,210
BEC World PCL (Foreign)	2,370,905	2,868
Banpu PCL (Local)	128,400	2,597
Glow Energy PCL (Foreign)	1,446,845	2,507
Siam Makro PCL	312,900	2,102
Charoen Pokphand Foods PCL	2,089,400	2,040
Advanced Info Service PCL (Local)	457,600	1,929
CP ALL PCL (Local)	1,269,900	1,927
Thanachart Capital PCL	2,291,500	1,824
Thai Union Frozen Products PCL	1,052,800	1,804
Siam City Cement PCL (Local)	236,300	1,797
Bumrungrad Hospital PCL	1,310,500	1,686
Ratchaburi Electricity Generating Holding PCL (Local)	1,244,600	1,666
Home Product Center PCL (Foreign)	4,948,532	1,480
Minor International PCL	4,153,500	1,407
Thai Airways International PCL	2,226,500	1,396
Robinson Department Store PCL	1,291,200	1,386
Sri Trang Agro-Industry PCL	2,192,200	1,339
Tisco Financial Group PCL	1,153,900	1,282
Hemaraj Land and Development PCL	17,547,100	1,164
Electricity Generating PCL	426,700	1,164
Delta Electronics Thai PCL	1,838,800	1,108
Hana Microelectronics PCL	2,059,900	1,105
Krung Thai Bank PCL	2,160,500	1,058
Esso Thailand PCL	3,411,200	998
Thai Oil PCL	516,200	966
Pruksa Real Estate PCL	2,710,500	933

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Dynasty Ceramic PCL	521,000	928
Kiatnakin Bank PCL	1,024,500	918
IRPC PCL	6,949,500	858
Supalai PCL	2,122,600	855
BEC World PCL	689,300	834
BTS Group Holdings PCL	42,820,700	815
Major Cineplex Group PCL	2,057,000	802
Indorama Ventures PCL	681,500	781
TPI Polene PCL	1,773,600	739
Amata Corp. PCL	1,935,100	679
Jasmine International PCL	12,335,400	673
Bangkok Expressway PCL	1,253,200	667
Thai Vegetable Oil PCL	1,173,800	633
Thai Plastic & Chemical PCL	822,900	618
Thoresen Thai Agencies PCL	1,273,500	612
Bank of Ayudhya PCL (Local)	917,900	591
* Sahaviriya Steel Industries PCL	26,614,560	583
Italian-Thai Development PCL	4,838,300	580
Sino Thai Engineering & Construction PCL	1,606,100	564
Polyplex PCL	1,114,400	550
LPN Development PCL	1,648,200	536
Thai Tap Water Supply PCL	3,214,600	515
Quality Houses PCL	11,791,400	513
Khon Kaen Sugar Industry PCL	1,358,100	513
Central Plaza Hotel PCL	1,891,200	499
Bangchak Petroleum PCL	889,200	498
CalComp Electronics Thailand PCL	6,450,200	492
* Precious Shipping PCL	1,017,700	477
Asian Property Development PCL (Foreign)	3,223,440	471
* Bangkokland PCL	28,904,700	448
Glow Energy PCL	255,000	442
GFPT PCL	1,452,800	436
Bangkok Chain Hospital PCL	2,073,360	423
Ticon Industrial Connection PCL	1,076,100	365
Vinythai PCL	722,300	332
* Thaicom PCL	1,213,000	325
* G J Steel PCL (Local)	66,137,800	320
Thainox Stainless PCL	5,406,300	308
Siamgas & Petrochemicals PCL	775,400	277
G Steel PCL	23,002,700	274
Home Product Center PCL	818,171	245
Sansiri PCL (Foreign)	7,035,464	243
Phatra Capital PCL	265,800	241
CH Karnchang PCL	1,141,100	237
MCOT PCL	285,000	232
STP & I PCL	302,800	200
Samart Corp. PCL	810,500	189
Somboon Advance Technology PCL	311,800	175
Thai Tap Water Supply PCL	1,026,300	164
* Sahaviriya Steel Industries PCL	6,923,900	152
* Tata Steel Thailand PCL	5,109,900	139
Samart Corp. PCL	574,400	134
Rojana Industrial Park PCL (Foreign)	593,800	124
* Regional Container Lines PCL	478,900	93
* Rojana Industrial Park PCL Warrants Exp. 07/18/2016	197,933	17
		261,371
Turkey (0.3%)
Turkiye Garanti Bankasi AS	7,179,338	25,189
Akbank TAS	4,105,075	14,951
* Turkcell Iletisim Hizmetleri AS	2,632,332	12,961
Turkiye Is Bankasi	5,403,930	12,560
Tupras Turkiye Petrol Rafinerileri AS	432,702	9,749
BIM Birlesik Magazalar AS	288,229	8,762
Anadolu Efes Biracilik Ve Malt Sanayii AS	688,466	8,344

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Turk Telekomunikasyon AS	1,789,566	7,572
KOC Holding AS	2,096,241	7,451
Turkiye Halk Bankasi AS	1,078,619	6,629
Haci Omer Sabanci Holding AS (Bearer)	1,775,262	6,054
* Yapi ve Kredi Bankasi AS	2,940,936	5,497
Turkiye Vakiflar Bankasi Tao	2,584,617	4,392
Eregli Demir ve Celik Fabrikalari TAS	1,820,784	3,755
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,181,057	2,942
Coca-Cola Icecek AS	216,254	2,917
Enka Insaat ve Sanayi AS	1,126,930	2,903
Arcelik AS	691,946	2,651
Turkiye Sise ve Cam Fabrikalari AS	1,384,620	2,644
* TAV Havalimanlari Holding AS	541,108	2,606
* Turk Hava Yollari	1,632,388	2,356
* Asya Katilim Bankasi AS	1,648,867	1,765
Turkiye Sinai Kalkinma Bankasi AS	1,180,584	1,320
* Ihlas Holding AS	2,453,140	1,189
Ulker Biskuvi Sanayi AS	343,244	1,089
Yazicilar Holding AS Class A	186,106	1,006
* Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	2,105,411	973
Akmerkez Gayrimenkul Yatirim Ortakligi AS	77,739	868
Turk Traktor ve Ziraat Makineleri AS	45,676	849
Konya Cimento Sanayii AS	4,023	788
Aksa Akrilik Kimya Sanayii	301,778	775
Is Gayrimenkul Yatirim Ortakligi AS	1,147,684	756
* Dogan Yayin Holding AS	2,023,846	753
* NET Holding AS	848,575	747
* Koza Anadolu Metal Madencilik Isletmeleri AS	317,738	731
Yapi Kredi Sigorta AS	88,720	703
Bizim Toptan Satis Magazalari AS	54,850	703
* Akfen Holding AS	133,010	701
Netas Telekomunikasyon AS	8,257	700
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	569,066	697
Bagfas Bandirma Gubre Fabrik	7,249	686
Akcansa Cimento AS	172,261	652
Aselsan Elektronik Sanayi Ve Ticaret AS	149,802	640
Kartonsan Karton Sanayi ve Ticaret AS	5,744	636
* Akenerji Elektrik Uretim AS	391,149	619
Anadolu Cam Sanayii AS	343,349	619
Albaraka Turk Katilim Bankasi AS	586,379	618
Sekerbank TAS	1,096,353	617
* Gubre Fabrikalari TAS	88,019	603
Otokar Otomotiv Ve Savunma Sanayi A.S.	32,800	586
Torunlar Gayrimenkul Yatirim Ortakligi AS	204,772	568
* Dogus Otomotiv Servis ve Ticaret AS	263,527	566
Mardin Cimento Sanayii ve Ticaret AS	156,365	553
Cimsa Cimento Sanayi VE Tica	127,595	552
Pinar SUT Mamulleri Sanayii AS	63,393	549
Sinpas Gayrimenkul Yatirim Ortakligi AS	749,726	534
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	484,869	459
* Aksigorta AS	526,898	435
* Izmir Demir Celik Sanayi AS	207,310	426
* Zorlu Enerji Elektrik Uretim AS	413,798	405
Bursa Cimento Fabrikasi AS	156,851	403
* Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS	185,133	398
* Ipek Dogal Enerji Kaynaklari Ve Uretim AS	205,965	387
Baticim Bati Anadolu Cimento Sanayii AS	98,365	361
Borusan Mannesmann Boru Sanayi ve Ticaret AS	23,492	359
Adana Cimento Sanayii TAS Class A	158,417	358
* Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	512,159	350
Alarko Holding AS	185,256	330
Fenerbahce Sportif Hizmetler Sanayi ve Ticaret AS	13,524	326
Goodyear Lastikleri Turk AS	10,895	326
Altinyildiz Mensucat ve Konfeksiyon Fabrikalari AS	30,472	320

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
* Hurriyet Gazetecilik AS	605,721	314
* Deva Holding AS	248,817	311
Turcas Petrol AS	186,641	306
Anadolu Sigorta	621,679	297
Galatasaray Sportif Sinai ve Ticari Yatirimlar AS	2,250	294
* Polyester Sanayi AS	329,554	293
* Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii AS	453,357	286
Anadolu Hayat Emeklilik AS	165,818	283
* TAT Konserve Sanayii AS	178,747	281
* Vestel Elektronik Sanayi ve Ticaret A.S.	231,823	273
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	7,955	266
* Is Finansal Kiralama AS	421,787	242
Eczacibasi Yatirim Holding Ortakligi AS	87,076	239
* Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class B	254,237	213
Vestel Beyaz Esya Sanayi ve Ticaret AS	183,899	212
* Trabzonspor Sportif Yatirim ve Futbol Isletmeciligi TAS	19,045	196
Celebi Hava Servisi AS	16,800	183
Is Yatirim Menkul Degerler AS	215,433	178
Bolu Cimento Sanayii AS	197,964	176
* Boyner Buyuk Magazacilik	101,810	170
* Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	33,167	156
Banvit Bandirma Vitaminli Yem Sanayii ASA	69,105	135
* Kiler Alisveris Hizmetleri Gida Sanayi ve Ticaret AS	61,532	127
Afyon Cimento Sanayi Tas	1,990	122
* Gunes Sigorta	103,680	111
* Dogan Gazetecilik AS	87,196	99
		191,002
United Kingdom (15.2%)
HSBC Holdings plc	61,040,741	532,607
Vodafone Group plc	175,660,137	487,760
BP plc	64,656,752	475,805
GlaxoSmithKline plc	17,676,237	396,702
Royal Dutch Shell plc Class B	9,235,607	331,361
Royal Dutch Shell plc Class A	9,056,690	320,835
British American Tobacco plc	6,810,274	312,258
Rio Tinto plc	4,884,134	264,230
BG Group plc	11,611,123	251,779
BHP Billiton plc	7,325,687	230,686
AstraZeneca plc	4,724,007	226,799
Standard Chartered plc	8,144,736	190,055
Tesco plc	27,574,185	177,785
Diageo plc	8,576,873	177,508
Anglo American plc	4,530,898	166,107
Unilever plc	4,397,035	147,391
Imperial Tobacco Group plc	3,489,703	127,121
Barclays plc	39,667,413	122,969
National Grid plc	12,029,474	119,599
SABMiller plc	3,263,059	118,843
Xstrata plc	7,109,782	118,426
Royal Dutch Shell plc Class A (Amsterdam Shares)	3,259,765	115,590
Reckitt Benckiser Group plc	2,120,449	108,844
Prudential plc	8,728,321	90,157
Centrica plc	17,691,034	84,221
BT Group plc	26,596,223	80,248
* Lloyds Banking Group plc	141,268,032	73,054
Rolls-Royce Holdings plc	6,414,090	72,201
SSE plc	3,213,444	69,431
Tullow Oil plc	3,048,566	68,496
Shire plc	1,926,383	60,462
Compass Group plc	6,490,613	58,941
Aviva plc	9,810,226	53,521
BAE Systems plc	11,712,340	51,941
Pearson plc	2,782,314	51,114
Experian plc	3,440,828	44,700

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
WPP plc	4,270,414	44,204
British Sky Broadcasting Group plc	3,900,843	43,985
ARM Holdings plc	4,611,950	43,274
WM Morrison Supermarkets plc	7,652,385	37,110
Reed Elsevier plc	4,157,223	35,590
Legal & General Group plc	20,161,425	35,517
Randgold Resources Ltd.	312,856	34,217
Kingfisher plc	8,104,190	33,577
Old Mutual plc	18,890,353	33,212
Burberry Group plc	1,488,786	31,961
Land Securities Group plc	2,642,356	28,919
International Power plc	5,246,575	28,461
Wolseley plc	978,350	28,212
Marks & Spencer Group plc	5,440,711	28,051
Smith & Nephew plc	3,062,382	28,031
Standard Life plc	7,986,595	27,549
Antofagasta plc	1,346,081	25,054
Aggreko plc	913,332	25,038
Capita Group plc	2,108,855	24,605
Next plc	594,465	24,365
British Land Co. plc	2,882,409	23,582
* Royal Bank of Scotland Group plc	60,459,939	23,333
Carnival plc	629,921	23,049
United Utilities Group plc	2,337,825	22,790
* Cairn Energy plc	4,789,136	22,619
Weir Group plc	724,669	22,202
Johnson Matthey plc	736,788	22,162
Resolution Ltd.	5,012,206	22,059
RSA Insurance Group plc	12,117,100	21,640
Associated British Foods plc	1,217,099	21,603
Smiths Group plc	1,349,788	20,717
Petrofac Ltd.	892,900	20,511
Sage Group plc	4,553,435	20,308
J Sainsbury plc	4,180,049	20,031
^ Glencore International plc	2,834,786	19,845
Severn Trent plc	810,914	19,738
G4S plc	4,830,708	18,887
Intercontinental Hotels Group plc	997,316	18,407
Intertek Group plc	547,592	18,055
AMEC plc	1,144,523	16,961
Tate & Lyle plc	1,608,490	16,829
Fresnillo plc	615,015	16,674
Rexam plc	2,988,957	16,568
Meggitt plc	2,676,074	16,516
GKN plc	5,327,201	16,195
Whitbread plc	608,835	16,178
Hammerson plc	2,454,962	16,039
Man Group plc	6,489,098	15,513
Bunzl plc	1,132,273	14,647
IMI plc	1,097,905	14,470
Serco Group plc	1,689,042	14,066
Babcock International Group plc	1,221,704	13,807
Pennon Group plc	1,220,889	13,638
Croda International plc	470,924	13,239
Admiral Group plc	695,653	13,121
* ITV plc	12,603,849	12,914
ICAP plc	1,928,244	12,437
Informa plc	2,074,722	12,048
Inmarsat plc	1,570,560	11,848
Cobham plc	3,908,247	11,278
John Wood Group plc	1,131,126	11,199
3i Group plc	3,329,715	10,974
Kazakhmys plc	739,878	10,938
Travis Perkins plc	791,316	10,914

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Drax Group plc	1,246,338	10,850
Invensys plc	2,786,092	10,080
Capital Shopping Centres Group plc	1,898,919	10,023
Segro plc	2,562,892	10,022
Investec plc	1,643,000	9,954
Lonmin plc	553,524	9,627
Balfour Beatty plc	2,379,276	9,599
* Premier Oil plc	1,608,420	9,469
Eurasian Natural Resources Corp. plc	885,614	9,328
Mondi plc	1,186,041	9,021
Firstgroup plc	1,653,361	8,855
IG Group Holdings plc	1,182,871	8,821
Schroders plc	384,446	8,799
Derwent London plc	315,985	8,601
* Berkeley Group Holdings plc	425,144	8,525
Logica plc	5,593,219	8,393
Vedanta Resources plc	409,062	8,350
Provident Financial plc	468,737	8,331
Persimmon plc	1,043,600	8,322
William Hill plc	2,389,675	8,295
Carillion plc	1,467,116	8,149
Charter International plc	565,635	8,147
Spirax-Sarco Engineering plc	263,871	8,106
Spectris plc	396,539	8,102
Rotork plc	296,698	8,003
Inchcape plc	1,502,737	7,847
Aberdeen Asset Management plc	2,539,282	7,819
Amlin plc	1,692,628	7,807
Hiscox Ltd.	1,237,540	7,563
Catlin Group Ltd.	1,160,830	7,384
London Stock Exchange Group plc	504,508	7,284
Rightmove plc	344,499	7,208
Cookson Group plc	934,821	7,186
Melrose plc	1,358,008	7,172
* Rentokil Initial plc	6,182,504	7,130
Shaftesbury plc	860,108	6,950
Petropavlovsk plc	587,481	6,915
UBM plc	846,949	6,894
Halma plc	1,280,909	6,883
Ladbrokes plc	3,089,959	6,844
Henderson Group plc	3,497,022	6,734
Daily Mail & General Trust plc	983,534	6,579
* Taylor Wimpey plc	11,046,080	6,538
Great Portland Estates plc	1,075,335	6,429
Michael Page International plc	993,946	6,399
* Centamin Egypt Ltd.	3,509,955	6,158
Ashmore Group plc	1,111,172	6,155
Aegis Group plc	2,779,441	6,101
Booker Group plc	5,026,411	6,054
Hays plc	4,738,188	6,016
Aveva Group plc	237,046	6,002
* Telecity Group plc	622,228	5,961
^ Jardine Lloyd Thompson Group plc	514,873	5,936
Ultra Electronics Holdings plc	232,287	5,927
Lancashire Holdings Ltd.	515,628	5,920
* Afren plc	3,727,334	5,895
Hargreaves Lansdown plc	728,887	5,857
Stagecoach Group plc	1,469,745	5,842
Close Brothers Group plc	507,332	5,766
* ASOS plc	230,833	5,755
* Gulf Keystone Petroleum Ltd.	2,739,474	5,749
* Essar Energy plc	1,130,385	5,543
* African Minerals Ltd.	783,220	5,540
Hikma Pharmaceuticals plc	507,674	5,499

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
National Express Group plc	1,487,759	5,496
Victrex plc	269,731	5,487
Capital & Counties Properties plc	1,891,401	5,458
Chemring Group plc	662,813	5,423
Homeserve plc	960,326	5,393
Intermediate Capital Group plc	1,371,187	5,369
Greene King plc	736,545	5,311
Cable & Wireless Communications plc	8,973,853	5,215
* Imagination Technologies Group plc	706,743	5,196
Electrocomponents plc	1,476,612	5,194
DS Smith plc	1,506,362	5,147
* BTG plc	1,107,557	4,910
Mitie Group plc	1,215,515	4,906
Bellway plc	422,814	4,811
* Barratt Developments plc	3,362,525	4,791
TUI Travel plc	1,746,919	4,780
Spirent Communications plc	2,337,824	4,688
De La Rue plc	345,385	4,679
BBA Aviation plc	1,614,062	4,595
Debenhams plc	4,387,075	4,573
Filtrona plc	709,894	4,521
Britvic plc	842,548	4,462
Berendsen plc	595,966	4,440
Home Retail Group plc	2,740,586	4,422
Morgan Crucible Co. plc	955,774	4,338
WH Smith plc	484,361	4,261
Ashtead Group plc	1,705,088	4,243
Cable & Wireless Worldwide plc	9,415,950	4,213
Hunting plc	395,269	4,211
QinetiQ Group plc	2,232,357	4,184
Ferrexpo plc	812,332	4,181
AZ Electronic Materials SA	1,048,077	4,159
Bwin.Party Digital Entertainment plc	2,370,368	4,155
Tullett Prebon plc	731,330	4,124
Misys plc	878,809	4,116
* Soco International plc	777,418	4,104
* Howden Joinery Group plc	2,165,964	4,091
Hochschild Mining plc	567,584	4,066
Millennium & Copthorne Hotels plc	555,899	3,975
International Personal Finance plc	877,577	3,853
PZ Cussons plc	647,561	3,824
St. James's Place plc	673,692	3,810
African Barrick Gold plc	434,062	3,759
Premier Farnell plc	1,304,089	3,659
Halfords Group plc	696,641	3,653
TalkTalk Telecom Group plc	1,741,952	3,627
Micro Focus International plc	665,689	3,602
Senior plc	1,347,561	3,593
Elementis plc	1,552,412	3,584
Beazley plc	1,776,081	3,583
Betfair Group plc	285,472	3,552
Fenner plc	643,091	3,508
Genus plc	204,784	3,372
Bovis Homes Group plc	446,444	3,369
* Mitchells & Butlers plc	857,765	3,304
* easyJet plc	574,379	3,292
Restaurant Group plc	676,868	3,257
* EnQuest plc	1,877,785	3,247
Atkins WS plc	351,233	3,231
Jupiter Fund Management plc	854,608	3,214
* Rockhopper Exploration plc	924,669	3,181
Abcam plc	531,868	3,163
Cape plc	404,070	3,128
Fidessa Group plc	118,083	3,082

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
	SIG plc	1,999,983	3,082
	Kesa Electricals plc	1,858,072	3,072
	Bodycote plc	673,975	3,049
	Marston's plc	1,937,106	3,012
	New World Resources plc	350,067	2,929
	Kier Group plc	128,986	2,909
	Go-Ahead Group plc	130,088	2,899
	Domino's Pizza UK & IRL plc	388,098	2,847
	SDL plc	269,145	2,845
	Regus plc	2,324,099	2,821
	Rathbone Brothers plc	149,609	2,753
	Paragon Group of Cos. plc	1,053,587	2,742
	Greggs plc	324,892	2,665
	Dairy Crest Group plc	464,681	2,577
	JD Wetherspoon plc	366,987	2,540
	Thomas Cook Group plc	3,050,960	2,532
	Synergy Health plc	189,075	2,528
	Dignity plc	192,161	2,518
*	Cove Energy plc	1,697,349	2,515
	Yule Catto & Co. plc	913,133	2,492
	Shanks Group plc	1,390,535	2,467
*	Heritage Oil plc	700,262	2,451
	ITE Group plc	774,284	2,334
	N Brown Group plc	547,300	2,319
	Interserve plc	430,212	2,280
*	Petra Diamonds Ltd.	1,229,959	2,265
*	Blinkx plc	937,212	2,258
*,^	Dixons Retail plc	11,887,663	2,257
	Devro plc	566,169	2,236
*	Sports Direct International plc	606,027	2,232
	Savills plc	440,824	2,196
	Laird plc	910,974	2,179
	Kcom Group plc	1,849,041	2,172
	Playtech Ltd.	486,466	2,129
*	Songbird Estates plc	1,108,000	2,110
	Avocet Mining plc	572,154	2,104
	Galliford Try plc	281,513	2,103
	Diploma plc	406,390	2,096
	RPS Group plc	712,308	2,063
	CSR plc	710,525	2,061
	Renishaw plc	127,745	2,001
	Telecom Plus plc	163,411	1,943
	Dunelm Group plc	240,683	1,937
*	Northgate plc	464,905	1,925
	Grainger plc	1,419,546	1,913
	Stobart Group Ltd.	975,105	1,859
	Computacenter plc	301,695	1,845
	F&C Asset Management plc	1,558,106	1,833
*	London Mining plc	356,105	1,826
	Dechra Pharmaceuticals plc	225,349	1,778
*	Colt Group SA	1,056,975	1,714
	Big Yellow Group plc	407,124	1,710
*,^	Kalahari Minerals plc	456,426	1,685
*	Spirit Pub Co. plc	2,165,722	1,662
	Sthree plc	360,197	1,645
	Brewin Dolphin Holdings plc	805,206	1,628
*	Salamander Energy plc	509,254	1,623
	Hargreaves Services plc	85,272	1,540
	Raven Russia Ltd.	1,715,400	1,524
	Unite Group plc	532,504	1,509
	Euromoney Institutional Investor plc	137,510	1,495
*	Ocado Group plc	993,733	1,489
	Anglo Pacific Group plc	337,403	1,458
	Moneysupermarket.com Group plc	841,689	1,445
*	Faroe Petroleum plc	561,082	1,441

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
*	Redrow plc	758,006	1,418
	Workspace Group plc	362,435	1,400
	Hamworthy plc	149,088	1,400
	Majestic Wine plc	201,380	1,375
*	Nautical Petroleum plc	282,552	1,338
	Mcbride plc	599,707	1,315
	TT electronics plc	518,907	1,309
*	Gem Diamonds Ltd.	367,169	1,306
*	EnCore Oil plc	1,037,537	1,295
	Axis-Shield plc	167,337	1,260
	Pace plc	977,471	1,241
	Development Securities plc	394,372	1,230
	Mears Group plc	287,946	1,226
	Highland Gold Mining Ltd.	391,695	1,205
*	BowLeven plc	685,664	1,186
*	Avanti Communications Group plc	237,566	1,182
	Chesnara plc	377,731	1,174
	Evolution Group plc	839,501	1,164
*	Patagonia Gold plc	1,444,357	1,149
	Keller Group plc	194,772	1,148
*	Xcite Energy Ltd.	563,637	1,144
	Metric Property Investments plc	680,156	1,092
	Hill & Smith Holdings plc	254,841	1,092
*	Vectura Group plc	1,108,093	1,084
*	Monitise plc	1,766,345	1,078
	Helical Bar plc	333,931	1,069
	Primary Health Properties plc	211,343	1,058
*	Quintain Estates & Development plc	1,758,281	1,053
	Sportingbet plc	1,819,343	1,043
	Morgan Sindall Group plc	116,800	1,039
	John Menzies plc	131,772	1,039
	ST Modwen Properties plc	499,419	1,000
*	SuperGroup plc	99,422	995
*	Gulfsands Petroleum plc	329,479	987
	Mecom Group plc	385,285	957
*	Chariot Oil & Gas Ltd.	426,186	949
*	Valiant Petroleum plc	117,585	919
^	Carpetright plc	123,769	915
*	Borders & Southern Petroleum plc	1,175,931	912
	Immunodiagnostic Systems Holdings plc	59,505	883
	WSP Group plc	238,473	882
	Volex plc	175,047	854
	JKX Oil & Gas plc	331,288	837
*	Xchanging plc	737,721	808
	Lavendon Group plc	522,818	767
	Collins Stewart Hawkpoint plc	784,294	766
	Mothercare plc	268,745	725
*	Enterprise Inns plc	1,627,375	724
	Severfield-Rowen plc	281,187	721
*	Pendragon plc	4,676,126	715
	Lookers plc	809,829	703
*	Wolfson Microelectronics plc	357,009	672
	Chime Communications plc	200,520	651
*	Trinity Mirror plc	811,824	632
	Robert Wiseman Dairies plc	131,257	609
*,^	Pursuit Dynamics plc	198,578	607
*	Circle Oil plc	1,353,606	591
*	Petroceltic International plc	5,913,659	569
*	CLS Holdings plc	51,676	543
	Clarkson plc	31,802	534
	Speedy Hire plc	1,593,124	525
*	Amerisur Resources plc	2,508,745	512
*	IQE plc	1,586,964	508
*	Hardy Oil & Gas plc	205,342	505

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

					Market
					Value
				Shares	($000)
*,^	Yell Group plc			7,860,627	456
*	Falkland Oil & Gas Ltd.			537,134	450
*	Petroneft Resources plc			1,030,071	434
*	Zanaga Iron Ore Co. Ltd.			291,415	428
*	Premier Foods plc			6,737,044	424
	Wincanton plc			364,454	423
*	Eros International plc			99,966	415
*	Bahamas Petroleum Co. plc			3,562,035	411
*	RSM Tenon Group plc			877,517	400
*	Aurelian Oil & Gas plc			1,291,265	398
*	Capital & Regional plc			693,143	378
	Costain Group plc			109,254	343
*	UK Coal plc			629,484	343
*	Findel plc			5,380,190	331
	Game Group plc			988,949	307
	Melrose Resources plc			159,508	286
*	Sterling Energy plc			438,752	285
*	San Leon Energy plc			1,226,691	270
	Promethean World plc			310,660	259
*	888 Holdings plc			395,832	209
	Topps Tiles plc			413,497	209
*	Nanoco Group plc			323,569	203
	PV Crystalox Solar plc			1,055,543	129
*	Healthcare Locums plc			1,103,311	107
*	Hampson Industries plc			728,387	94
*	Mouchel Group plc			321,072	69
*	Flybe Group plc			56,391	67
					8,727,960
Total Common Stocks (Cost $58,532,205)					57,007,843
					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (1.1%)
Money Market Fund (1.0%)
4,5	Vanguard Market Liquidity Fund	0.128%		573,236,810	573,237

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
6	Fannie Mae Discount Notes	0.045%	12/14/11	2,800	2,800
6,7	Fannie Mae Discount Notes	0.080%	12/19/11	300	300
7,8	Federal Home Loan Bank Discount Notes	0.075%	11/16/11	10,000	10,000
7,8	Federal Home Loan Bank Discount Notes	0.080%	11/23/11	600	600
7,8	Federal Home Loan Bank Discount Notes	0.025%	12/2/11	17,000	16,999
8	Federal Home Loan Bank Discount Notes	0.040%	12/9/11	2,500	2,500
7,8	Federal Home Loan Bank Discount Notes	0.040%	12/21/11	4,000	3,999
6	Freddie Mac Discount Notes	0.030%	12/6/11	300	300
6,7	Freddie Mac Discount Notes	0.050%	12/15/11	2,600	2,600
6	Freddie Mac Discount Notes	0.045%	12/16/11	3,500	3,499
6,7	Freddie Mac Discount Notes	0.080%	12/29/11	1,000	1,000
					44,597
Total Temporary Cash Investments (Cost $617,835)1					617,834
Total Investments (100.6%) (Cost $59,150,040)					57,625,677
Other Assets and Liabilities—Net (-0.6%)[5]					(323,934)
Net Assets (100%)					57,301,743

Vanguard® Total International Stock Index Fund
Schedule of Investments
October 31, 2011

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $409,777,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.7%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2011, the aggregate value of these securities was $126,967,000, representing 0.2% of net assets.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $452,785,000 of collateral received for securities on loan.
6 The issuer is under federal conservatorship and is dependent upon the continued support of the U.S. Treasury to avoid receivership.
7 Securities with a value of $28,218,000 have been segregated as initial margin for open futures contracts.
8 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard STAR Funds and the Shareholders of Vanguard Total International Stock Index Fund:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements (not presented herein) of Vanguard Total International Stock Index Fund (the "Fund") as of October 31, 2011 and for the year then ended and have issued our unqualified report thereon dated December 9, 2011. Our audit included an audit of the Fund's schedule of investments as of October 31, 2011. This schedule of investments is the responsibility of the Fund's management. Our responsibility is to express an opinion on this schedule of investments based on our audit.

In our opinion, the accompanying schedule of investments referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Philadelphia, PA

December 9, 2011

© 2011 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA 1130 122011

Annual Report | October 31, 2011

Vanguard Developed Markets Index Fund

> Investor Shares of Vanguard Developed Markets Index Fund returned –5.46% for the fiscal year ended October 31, 2011.

> The fund’s return was in line with that of its benchmark, the MSCI EAFE Index (before adjustments for fair-value pricing).

> Worries about an economic slowdown and Eurozone sovereign debt weighed on investor sentiment.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	8
Performance Summary.	10
Financial Statements.	13
Your Fund’s After-Tax Returns.	31
About Your Fund’s Expenses.	32
Glossary.	34

Developed Markets Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Fiscal Year Ended October 31, 2011

Total
Returns
Vanguard Developed Markets Index Fund
Investor Shares	-5.46%
Admiral™ Shares (Inception: 9/27/2011)	6.52
Institutional Shares	-5.30
Institutional Plus Shares (Inception: 12/2/2010)	-4.74
MSCI EAFE Index	-4.08
International Funds Average	-5.71
International Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Your Fund’s Performance at a Glance
October 31, 2010 , Through October 31, 2011
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Developed Markets Index Fund
Investor Shares	$10.06	$9.25	$0.281	$0.000
Admiral Shares (Inception: 9/27/2011)	25.00	26.63	0.000	0.000
Institutional Shares	9.99	9.19	0.291	0.000
Institutional Plus Shares
(Inception: 12/2/2010)	103.47	95.75	3.027	0.000

1

Chairman’s Letter

Dear Shareholder,

Despite political turmoil, sovereign-debt concerns, and natural disasters, global markets produced solid results during the first half of the fiscal year ended October 31, 2011. However, things changed dramatically in the second half, as Europe’s ongoing debt struggles intensified and international stocks retreated. Signs of slowing growth in emerging markets, especially China, also raised concerns among investors.

Investor Shares of Vanguard Developed Markets Index Fund returned –5.46% for the fiscal year. The fund’s benchmark, the MSCI EAFE Index, returned –4.08%; the divergence is largely a reflection of temporary price differences arising from fair-value pricing policies required by the Securities and Exchange Commission. (For more on fair-value pricing, please see the text box that appears on page 6.)

On another matter, on December 2, 2010, we began offering Institutional Plus Shares for the fund; these shares require a minimum initial investment of $100 million. And on September 27, 2011, we began offering lower-cost Admiral Shares, available for a minimum investment of $10,000. Admiral Shares notched a positive total return because the markets performed well during the time they were available in the final month of the fiscal year.

Note: If you own the fund in a taxable account, you may wish to review the section on after-tax returns that appears later in this report.

2

International markets were rocked by Europe’s debt crisis
International markets were hit hard during the period, growing more volatile during the last few months as the European debt crisis intensified. Stock prices retreated in many European countries as investors grew anxious that Greece’s debt issues had spread to other parts of the region. Prices also fell in the Pacific region’s developed economies and emerging markets, where growth has moderated. International stock markets, including emerging markets, returned a combined –4.66% for the period.

While U.S. stocks fared much better than their international counterparts, gains were shadowed by anxiety during the volatile period. This turbulence was so pronounced, in fact, that a one-month change in the start date would have yielded a very different perspective on performance. For the 12 months through October 31, the broad U.S. stock market returned 7.67%. For the 12 months ended September 30, however, the return was a mere 0.31%.

Unsteady yields reflected fast-changing sentiment
Bonds produced strong returns, though as in the stock market, investor sentiment was volatile. The yield of the 10-year U.S. Treasury note, a benchmark for longer-term interest rates, began the 12 months at 2.61%, drifted higher as the economic expansion seemed to gather steam, then fluttered lower to close the period at

Market Barometer

		Average Annual Total Returns
		Periods Ended October 31, 2011
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	8.01%	12.22%	0.54%
Russell 2000 Index (Small-caps)	6.71	12.87	0.68
Dow Jones U.S. Total Stock Market Index	7.67	12.58	0.90
MSCI All Country World Index ex USA (International)	-4.66	12.92	-0.37

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	5.00%	8.87%	6.41%
Barclays Capital Municipal Bond Index (Broad
tax-exempt market)	3.78	8.31	4.80
Citigroup Three-Month U.S. Treasury Bill Index	0.10	0.15	1.53

CPI
Consumer Price Index	3.53%	1.49%	2.33%

3

2.17%. The decline in Treasury yields (and rise in prices) was driven by Europe’s sovereign-debt dramas, underwhelming economic reports, and a flight to safety that was prompted, paradoxically, by a rating agency’s decision to downgrade the U.S. government debt. Vanguard’s confidence in the full faith and credit of the U.S. Treasury remains unshaken.

Taxable investment-grade bonds returned 5.00% for the full 12 months. It’s important to note, of course, that as yields decline, the opportunity for similarly strong returns diminishes. The broad municipal market returned 3.78%. The returns on money market instruments hovered near 0%, consistent with the Federal Reserve Board’s target for short-term interest rates.

Declines occurred worldwide, with few markets avoiding losses
Vanguard Developed Markets Index Fund offers broad exposure to equities in nearly all of the developed markets outside North America. As noted earlier, in contrast to the U.S. market’s advance during the period, stocks suffered declines in most of the countries represented in the fund, particularly in Europe.

European stocks, which make up about 65% of fund assets, lost ground as the Eurozone’s debt crisis weighed on investors’ minds. Concerns over Greece’s struggles to pay down its debts affected other countries in the region, including Italy and Spain. Financial stocks were among the hardest hit during the second half of the period. In some ways, the mood was

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Institutional	Institutional	Peer Group
	Shares	Shares	Shares	Plus Shares	Average
Developed Markets Index Fund	0.22%	0.12%	0.07%	0.06%	1.42%

The expense ratios shown represent estimated costs for the current fiscal year. For the Investor and Admiral Shares, the expense ratios shown are from the prospectus dated September 27, 2011. For the Institutional and Institutional Plus Shares, the expense ratios shown are from the prospectus dated February 28, 2011. For the fiscal year ended October 31, 2011, the fund’s expense ratios were 0.20% for Investor Shares, 0.12% for Admiral Shares (annualized since inception), 0.08% for Institutional Shares, and 0.06% for Institutional Plus Shares (annualized since inception). The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2010.

Peer group: International Funds.

4

reminiscent of the financial crisis of 2008, with investors anxious about what might be lurking on the balance sheets of major financial institutions.

Only a handful of countries in Europe managed to rise above the ongoing sovereign-debt drama. The United Kingdom (the region’s largest market), Norway, and Ireland each posted modest gains for the period. Though the United Kingdom is struggling to keep its economy growing, it remains somewhat insulated from the Eurozone’s travails because it maintains its own currency. And the Irish economy, having swallowed the bitter medicine of austerity in an effort to regain investor confidence, has exhibited early signs of regaining the competiveness that made it a star performer in Europe for much of the past decade.

Pacific stock losses were tempered by local currency gains
Stocks in the Pacific region suffered milder losses than those in Europe. In the two dominant mature markets along the Pacific Rim, Japan and Australia, returns were negative in local currency. However, in both cases, the U.S. dollar’s decline against the local currency tempered those losses for U.S. investors. (When foreign currencies rise in value relative to the U.S. dollar, that bolsters returns received here in the U.S.) Japanese stocks, which make up more than 20% of the fund’s portfolio, struggled as the country continued to grapple with

Total Returns
Ten Years Ended October 31, 2011
Average
Annual Return
Developed Markets Index Fund Investor Shares	5.60%
MSCI EAFE Index	5.73
International Funds Average	5.24
International Funds Average: Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

5

A note on fair-value pricing
The reported return of a fund that
tracks an index sometimes may
diverge from the index’s return a bit
more than would be expected. This
may be the result of a fair-value
pricing adjustment.

These adjustments, which are
required by the Securities and
Exchange Commission, address
pricing discrepancies that may arise
because of time-zone differences
among global stock markets. Foreign
stocks may trade on exchanges that
close many hours before a fund’s
closing share price is calculated in the
United States, generally at 4 p.m.,
Eastern time. In the hours between
the foreign close and the U.S. close,
the value of these foreign securities
may change—because of company-
specific announcements or market-
wide developments, for example.
Such price changes are not
immediately reflected in international
index values.

Fair-value pricing takes such changes
into account in calculating the fund’s
daily net asset value, thus ensuring
that the NAV doesn’t include “stale”
prices. The result can be a temporary
divergence between the return of
the fund and that of its benchmark
index—a difference that usually
corrects itself when the foreign
markets reopen.

anemic economic growth and the aftermath of the March earthquake. And while the Australian economy has done better than most in recent years, worries about a slowdown in global demand for Australian commodity exports helped put a brake on that market. Even so, Australian stocks, which account for about 9% of the fund’s assets, lifted the fund’s return as the Australian dollar rose about 8% against the U.S. dollar.

From a sector perspective, energy stocks were generally the winners, powered by rising demand and prices. Consumer staples, a traditional refuge when market volatility spikes, also did well, and health care advanced modestly.

However, gains from these three sectors were more than offset by losses in the financial sector, as investors worried about large banks’ exposure to sovereign debt of highly indebted governments once thought to be safe havens. Materials also stepped backward as prices for most industrial metals deteriorated after peaking earlier in the year.

International stocks have produced respectable long-term results
Despite disappointing returns for the most recent fiscal year, stocks in developed markets have been solid long-term performers. For the ten years ended October 31, 2011, the fund’s Investor Shares have returned an annualized average of 5.60%. Given the geopolitical and economic turbulence of the past decade, this is a respectable result, exceeding that of the broad U.S. stock

6

market by about 1 percentage point, as well as beating the average annual return of peer funds.

During the last ten years, the Developed Markets Index Fund has been able to meet its primary objective of closely tracking its target index. Credit goes to the superior index-management skills of the fund’s advisor, Vanguard Quantitative Equity Group. The fund’s very low expenses also mean that you retain a larger share of returns.

International stocks can help to diversify your equity portfolio
The recent spike in volatility has, without a doubt, been frustrating to investors in the global markets. But it’s important to remember that while international equities may have disappointed in the past year, not long ago they were outperforming domestic stocks.

Since domestic and international markets don’t necessarily move in lockstep with each other, Vanguard believes it’s wise to have exposure to both. During difficult times in the U.S. market, international stocks may help buffer a portfolio against potential losses, and vice versa.

Of course, there are times when both markets will decline, which is why it’s important to hold other asset classes as well. Vanguard believes that a well-balanced portfolio should include a mix of domestic and international stock funds, bond funds, and money market funds that’s suitable for your long-term goals, investment horizon, and tolerance for risk.

With its diversified portfolio and low costs, Vanguard Developed Markets Index Fund can play an important role in such an investment program.

Thank you for your confidence in Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
November 17, 2011

7

Developed Markets Index Fund

Fund Profile
As of October 31, 2011

Share-Class Characteristics
	Investor	Admiral	Institutional	Institutional
	Shares	Shares	Shares	Plus Shares
Ticker Symbol	VDMIX	VDMAX	VIDMX	VDMPX
Expense Ratio[1]	0.22%	0.12%	0.07%	0.06%

Portfolio Characteristics
			MSCI AC
		MSCI	World
		EAFE	Index
	Fund	Index	ex USA
Number of Stocks	954	941	1,861
Median Market Cap	$33.0B	$33.0B	$27.3B
Price/Earnings Ratio	11.6x	11.6x	11.6x
Price/Book Ratio	1.3x	1.3x	1.4x
Return on Equity	17.3%	17.3%	17.8%
Earnings Growth Rate	-1.8%	-1.8%	2.5%
Dividend Yield	3.7%	3.7%	3.4%
Turnover Rate	5%	—	—
Short-Term Reserves	-0.2%	—	—

Sector Diversification (% of equity exposure)
			MSCI AC
		MSCI	World
		EAFE	Index
	Fund	Index	ex USA
Consumer
Discretionary	10.1%	10.2%	9.1%
Consumer Staples	11.2	11.2	9.6
Energy	8.8	8.7	11.5
Financials	22.2	22.3	23.5
Health Care	9.3	9.3	6.7
Industrials	12.3	12.3	10.4
Information
Technology	4.8	4.8	6.4
Materials	10.5	10.5	12.3
Telecommunication
Services	6.2	6.1	6.4
Utilities	4.6	4.6	4.1

Volatility Measures
	MSCI	MSCI AC
	EAFE	World Index
	Index	ex USA
R-Squared	0.99	0.97
Beta	1.06	1.04

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Royal Dutch Shell plc	Integrated Oil &
	Gas	2.2%
Nestle SA	Packaged Foods &
	Meats	2.0
BHP Billiton Ltd.	Diversified Metals
	& Mining	1.9
HSBC Holdings plc	Diversified Banks	1.6
Vodafone Group plc	Wireless
	Telecommunication
	Services	1.4
BP plc	Integrated Oil &
	Gas	1.4
Novartis AG	Pharmaceuticals	1.3
GlaxoSmithKline plc	Pharmaceuticals	1.2
Roche Holding AG	Pharmaceuticals	1.2
Total SA	Integrated Oil &
	Gas	1.1
Top Ten		15.3%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown represent estimated costs for the current fiscal year. For the Investor and Admiral Shares, the expense ratios shown are from the prospectus dated September 27, 2011. For the Institutional and Institutional Plus Shares, the expense ratios shown are from the prospectus dated February 28, 2011. For the fiscal year ended October 31, 2011, the expense ratios were 0.20% for Investor Shares, 0.12% for Admiral Shares (annualized since inception), 0.08% for Institutional Shares, and 0.06% for Institutional Plus Shares (annualized since inception).

8

Developed Markets Index Fund

Market Diversification (% of equity exposure)
			MSCI AC
		MSCI	World
		EAFE	Index
	Fund	Index	ex USA
Europe
United Kingdom	22.8%	21.8%	14.8%
France	9.4	10.2	7.0
Switzerland	8.4	8.3	5.6
Germany	8.2	8.1	5.5
Spain	3.5	3.6	2.5
Sweden	3.0	3.1	2.1
Netherlands	2.5	2.4	1.6
Italy	2.4	2.6	1.8
Denmark	1.0	1.1	0.8
Other	3.6	3.9	2.6
Subtotal	64.8%	65.1%	44.3%
Pacific
Japan	20.9%	19.9%	13.6%
Australia	9.0	8.9	6.1
Hong Kong	2.8	3.5	2.4
Singapore	1.7	1.8	1.2
Other	0.1	0.1	0.1
Subtotal	34.5%	34.2%	23.4%
Emerging Markets	0.0%	0.0%	24.8%
North America	0.0%	0.0%	7.0%
Middle East	0.7%	0.7%	0.5%

Allocation by Region (% of portfolio)

9

Developed Markets Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2001, Through October 31, 2011
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended October 31, 2011
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Developed Markets Index Fund
Investor Shares	-5.46%	-2.55%	5.60%	$17,241
MSCI All Country World Index ex USA	-4.25	0.08	8.05	21,698
MSCI EAFE Index	-4.08	-2.41	5.73	17,462
International Funds Average	-5.71	-2.20	5.24	16,662
International Funds Average: Derived from data provided by Lipper Inc.

	Total Returns
	Period Ended October 31, 2011
	Since	Final Value
	Inception	of a $10,000
	(9/27/2011)	Investment
Developed Markets Index Fund
Admiral Shares	6.52%	$10,439
MSCI All Country World Index ex
USA	7.67	10,767
MSCI EAFE Index	7.34	10,734
"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

Vanguard fund returns do not reflect the 2% fee on redemptions of shares held for less than two months.
See Financial Highlights for dividend and capital gains information.

10

Developed Markets Index Fund

		Average Annual Total Returns
		Periods Ended October 31, 2011
				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Developed Markets Index Fund
Institutional Shares	-5.30%	-2.49%	5.63%	$8,648,664
MSCI All Country World Index ex USA	-4.25	0.08	8.05	10,849,075
MSCI EAFE Index	-4.08	-2.41	5.73	8,730,969

The inception date of the Institutional Shares is January 22, 2010; the returns and other data shown in the table above reflect a blend of the historical performance of the fund’s Investor Shares prior to January 22, 2010, and of the Institutional Shares from then on.

	Total Returns
	Period Ended October 31, 2011
	Since	Final Value
	Inception	of a $100,000,000
	(12/2/2010)	Investment
Developed Markets Index Fund
Institutional Plus Shares	-4.74%	$95,258,202
MSCI All Country World Index ex
USA	-4.51	95,492,200
MSCI EAFE Index	-3.03	96,969,342
"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standards.

Fiscal-Year Total Returns (%): October 31, 2001, Through October 31, 2011

Vanguard fund returns do not reflect the 2% fee on redemptions of shares held for less than two months.

11

Developed Markets Index Fund

Average Annual Total Returns: Periods Ended September 30, 2011
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	5/8/2000	-10.23%	-3.55%	4.92%
Admiral Shares	9/27/2011	—	—	-2.60[1]
Institutional Shares	5/8/2000	-10.11	-3.50	4.95
Institutional Plus Shares	12/2/2010	—	—	-12.92[1]
1 Return since inception.

The inception date of the Institutional Shares is January 22, 2010; the returns and other data shown in the table above reflect a blend of the historical performance of the fund's Investor Shares prior to January 22, 2010, and of the Institutional Shares from then on. The inception date shown in the table is that of the fund’s Investor Shares.

Vanguard fund returns do not reflect the 2% fee on redemptions of shares held for less than two months.

12

Developed Markets Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of October 31, 2011

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Australia
BHP Billiton Ltd.	3,430,680	134,294	1.3%
Commonwealth Bank of Australia	1,665,014	85,533	0.8%
Westpac Banking Corp.	3,215,081	74,611	0.7%
Australia & New Zealand Banking Group Ltd.	2,774,066	62,684	0.6%
National Australia Bank Ltd.	2,317,935	61,911	0.6%
Rio Tinto Ltd.	466,125	33,465	0.3%
Australia—Other †		504,751	4.7%
		957,249	9.0%

Austria †		27,041	0.3%

Belgium
Anheuser-Busch InBev NV	857,502	47,554	0.4%
Belgium—Other †		51,018	0.5%
		98,572	0.9%
Denmark
Novo Nordisk A/S Class B	454,284	48,230	0.5%
Denmark—Other †		56,502	0.5%
		104,732	1.0%

Finland †		99,881	0.9%

France
Total SA	2,267,585	118,316	1.1%
Sanofi	1,191,033	85,205	0.8%
BNP Paribas SA	1,024,778	45,761	0.4%
LVMH Moet Hennessy Louis Vuitton SA	270,730	44,872	0.4%
Danone	623,827	43,246	0.4%
France—Other †		660,750	6.2%
		998,150	9.3%

13

Developed Markets Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Germany
Siemens AG	878,944	92,132	0.9%
BASF SE	981,168	71,621	0.7%
SAP AG	982,918	59,435	0.6%
Bayer AG	883,387	56,282	0.5%
Allianz SE	484,878	53,949	0.5%
E.ON AG	1,923,805	46,393	0.4%
Daimler AG	886,340	45,016	0.4%
Germany—Other †		450,780	4.2%
		875,608	8.2%

Greece †		13,802	0.1%

Hong Kong
Hang Seng Bank Ltd.	814,897	10,508	0.1%
Orient Overseas International Ltd.	234,659	1,059	0.0%
1 Hong Kong—Other †		284,232	2.7%
		295,799	2.8%

Ireland †		28,969	0.3%

Israel †		70,294	0.7%

Italy
ENI SPA	2,567,233	56,746	0.5%
Italy—Other †		201,574	1.9%
		258,320	2.4%
Japan
Toyota Motor Corp.	2,946,693	97,833	0.9%
Mitsubishi UFJ Financial Group Inc.	13,605,136	59,127	0.6%
Canon Inc.	1,211,035	54,978	0.5%
Honda Motor Co. Ltd.	1,741,592	52,080	0.5%
Chugai Pharmaceutical Co. Ltd.	240,676	3,770	0.0%
Japan—Other †		1,966,640	18.4%
		2,234,428	20.9%
Netherlands
Unilever NV	1,740,171	60,077	0.6%
Netherlands—Other †		207,253	1.9%
		267,330	2.5%

New Zealand †		13,418	0.1%

Norway †		101,256	1.0%

Portugal †		25,581	0.2%

Singapore †		185,617	1.7%

Spain
Telefonica SA	4,322,906	91,869	0.8%
Banco Santander SA	9,016,374	76,313	0.7%
Banco Bilbao Vizcaya Argentaria SA	4,619,108	41,572	0.4%
Spain—Other †		158,168	1.5%
		367,922	3.4%

Sweden †		322,855	3.0%

14

Developed Markets Index Fund

				Market	Percentage
				Value	of Net
			Shares	($000)	Assets
	Switzerland
	Nestle SA		3,701,538	214,088	2.0%
	Novartis AG		2,493,089	140,449	1.3%
	Roche Holding AG		750,520	123,137	1.2%
*	UBS AG		3,862,914	48,820	0.5%
	ABB Ltd.		2,341,719	44,084	0.4%
1	Switzerland—Other †			333,653	3.1%
				904,231	8.5%
	United Kingdom
	HSBC Holdings plc		19,033,692	166,077	1.5%
	BP plc		20,161,194	148,365	1.4%
	Vodafone Group plc		52,216,635	144,991	1.3%
	GlaxoSmithKline plc		5,511,766	123,699	1.2%
	Royal Dutch Shell plc Class B		2,879,821	103,324	1.0%
	British American Tobacco plc		2,123,565	97,368	0.9%
	Royal Dutch Shell plc Class A		2,367,834	83,881	0.8%
	Rio Tinto plc		1,522,953	82,391	0.8%
	BG Group plc		3,620,531	78,509	0.7%
	BHP Billiton plc		2,284,271	71,932	0.7%
	AstraZeneca plc		1,473,029	70,720	0.7%
	Standard Chartered plc		2,539,669	59,262	0.5%
	Tesco plc		8,598,085	55,436	0.5%
	Diageo plc		2,674,386	55,349	0.5%
	Royal Dutch Shell plc Class A (Amsterdam Shares)		1,472,670	52,220	0.5%
	Anglo American plc		1,412,799	51,795	0.5%
	Unilever plc		1,371,049	45,959	0.4%
	Vodafone Group plc ADR		255,762	7,120	0.1%
	United Kingdom—Other †			921,963	8.6%
				2,420,361	22.6%
	Total Common Stocks (Cost $9,965,098)			10,671,416	99.8%[2]

		Coupon
	Temporary Cash Investments
	Money Market Fund
[3,4]	Vanguard Market Liquidity Fund	0.128%	54,746,229	54,746	0.5%
	5U.S. Government and Agency Obligations †			6,460	0.1%
	Total Temporary Cash Investments (Cost $61,206)			61,206	0.6%[2]
	[6]Total Investments (Cost $10,026,304)			10,732,622	100.4%
	Other Assets and Liabilities
	Other Assets			42,998	0.4%
	Liabilities[4]			(83,870)	(0.8%)
				(40,872)	(0.4%)
	Net Assets			10,691,750	100.0%

15

Developed Markets Index Fund

At October 31, 2011, net assets consisted of:
Amount
($000)
Paid-in Capital	11,523,452
Undistributed Net Investment Income	304,962
Accumulated Net Realized Losses	(1,847,651)
Unrealized Appreciation (Depreciation)
Investment Securities	706,318
Futures Contracts	3,604
Forward Currency Contracts	1,361
Foreign Currencies	(296)
Net Assets	10,691,750

Investor Shares—Net Assets
Applicable to 321,532,620 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,975,569
Net Asset Value Per Share—Investor Shares	$9.25

Admiral Shares—Net Assets
Applicable to 2,730,207 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	72,710
Net Asset Value Per Share—Admiral Shares	$26.63

Institutional Shares—Net Assets
Applicable to 528,521,014 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,856,220
Net Asset Value Per Share—Institutional Shares	$9.19

Institutional Plus Shares—Net Assets
Applicable to 29,109,343 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,787,251
Net Asset Value Per Share—Institutional Plus Shares	$95.75

See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2011, the aggregate value of these securities was $14,341,000, representing 0.1% of net assets.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.3% and 0.1%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $40,352,000 of collateral received for securities on loan.
5 Securities with a value of $4,700,000 have been segragated as initial margin for open futures contracts.
6 The total value of securities on loan is $36,651,000.
ADR—American Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.

16

Developed Markets Index Fund

Statement of Operations

Year Ended
October 31, 2011
($000)
Investment Income
Income
Dividends[1]	371,953
Interest[2]	47
Security Lending	11,836
Total Income	383,836
Expenses
The Vanguard Group—Note B
Investment Advisory Services	811
Management and Administrative—Investor Shares	4,772
Management and Administrative—Admiral Shares	4
Management and Administrative—Institutional Shares	1,209
Management and Administrative—Institutional Plus Shares	523
Marketing and Distribution—Investor Shares	916
Marketing and Distribution—Admiral Shares	—
Marketing and Distribution—Institutional Shares	1,746
Marketing and Distribution—Institutional Plus Shares	339
Custodian Fees	1,790
Auditing Fees	43
Shareholders’ Reports—Investor Shares	47
Shareholders’ Reports—Admiral Shares	—
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—Institutional Plus Shares	—
Trustees’ Fees and Expenses	11
Total Expenses	12,211
Net Investment Income	371,625
Realized Net Gain (Loss)
Investment Securities Sold	132,911
Futures Contracts	(5,532)
Foreign Currencies and Forward Currency Contracts	1,717
Realized Net Gain (Loss)	129,096
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(1,117,959)
Futures Contracts	3,813
Foreign Currencies and Forward Currency Contracts	(270)
Change in Unrealized Appreciation (Depreciation)	(1,114,416)
Net Increase (Decrease) in Net Assets Resulting from Operations	(613,695)

1 Dividends are net of foreign withholding taxes of $18,143,000.
2 Interest income from an affiliated company of the fund was $41,000.
See accompanying Notes, which are an integral part of the Financial Statements.

17

Developed Markets Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2011	2010
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	371,625	250,410
Realized Net Gain (Loss)	129,096	(52,379)
Change in Unrealized Appreciation (Depreciation)	(1,114,416)	594,444
Net Increase (Decrease) in Net Assets Resulting from Operations	(613,695)	792,475
Distributions
Net Investment Income
Investor Shares	(89,221)	(35,226)
Admiral Shares	—	—
Institutional Shares	(183,719)	—
Institutional Plus Shares	(22,195)	—
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(295,135)	(35,226)
Capital Share Transactions
Investor Shares	47,262	15,292
Admiral Shares	70,054	—
Institutional Shares	(1,694,207)	6,411,271
Institutional Plus Shares	3,057,910	—
Net Increase (Decrease) from Capital Share Transactions	1,481,019	6,426,563
Total Increase (Decrease)	572,189	7,183,812
Net Assets
Beginning of Period	10,119,561	2,935,749
End of Period[1]	10,691,750	10,119,561
1 Net Assets—End of Period includes undistributed net investment income of $304,962,000 and $224,910,000.

See accompanying Notes, which are an integral part of the Financial Statements.

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Developed Markets Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.06	$9.26	$7.79	$14.91	$12.15
Investment Operations
Net Investment Income	.317	.265[1]	.452[2]	.369[1]	.305
Net Realized and Unrealized Gain (Loss)
on Investments	(.846)	.644	1.416	(7.097)	2.759
Total from Investment Operations	(.529)	.909	1.868	(6.728)	3.064
Distributions
Dividends from Net Investment Income	(.281)	(.109)	(.398)	(.387)	(.299)
Distributions from Realized Capital Gains	—	—	—	(.005)	(.005)
Total Distributions	(.281)	(.109)	(.398)	(.392)	(.304)
Net Asset Value, End of Period	$9.25	$10.06	$9.26	$7.79	$14.91

Total Return[3]	-5.46%	9.87%	25.23%	-46.24%	25.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,976	$3,198	$2,936	$2,299	$3,976
Ratio of Total Expenses to
Average Net Assets	0.20%	0.22%	0.10%	—	—
Acquired Fund Fees and Expenses	—	—	0.15%	0.22%	0.22%
Ratio of Net Investment Income to
Average Net Assets	3.30%	3.09%	5.93%[2]	3.04%	2.05%
Portfolio Turnover Rate	5%[5]	13%	14%[4]	13%	7%

1 Calculated based on average shares outstanding.
2 Net Investment income per share and the ratio of net investment income to average net assets include $.400 and 5.19%, respectively, of annual dividends received from Vanguard mutual funds in December 2008. Effective in June 2009, the fund’s equity investments are solely in common stocks.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Excludes the value of securities received and mutual fund shares delivered in connection with a change in the fund’s investment policy to invest directly in individual stocks and reduce the fund’s investment in Vanguard mutual funds.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

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Developed Markets Index Fund

Financial Highlights

Admiral Shares
September 27, 2011[1] to
For a Share Outstanding Throughout the Period	October 31, 2011
Net Asset Value, Beginning of Period	$25.00
Investment Operations
Net Investment Income	.068
Net Realized and Unrealized Gain (Loss) on Investments	1.562
Total from Investment Operations	1.630
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$26.63

Total Return[2]	6.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$73
Ratio of Total Expenses to Average Net Assets	0.12%[3]
Ratio of Net Investment Income to Average Net Assets	3.38%[3]
Portfolio Turnover Rate	5%[4]

1 Inception.
2 Total returns do not include transaction fees that may have applied in the period shown. Fund prospectuses provide information about any applicable transaction fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Developed Markets Index Fund

Financial Highlights

Institutional Shares
	Year	Jan. 22,
	Ended	2010[1] to
	October 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2011	2010
Net Asset Value, Beginning of Period	$9.99	$9.28
Investment Operations
Net Investment Income	.327	.242[2]
Net Realized and Unrealized Gain (Loss) on Investments	(.836)	.468
Total from Investment Operations	(.509)	.710
Distributions
Dividends from Net Investment Income	(.291)	—
Distributions from Realized Capital Gains	—	—
Total Distributions	(.291)	—
Net Asset Value, End of Period	$9.19	$9.99

Total Return[3]	-5.30%	7.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,856	$6,922
Ratio of Total Expenses to Average Net Assets	0.08%	0.07%[4]
Ratio of Net Investment Income to Average Net Assets	3.42%	3.24%[4]
Portfolio Turnover Rate	5%[5]	13%

1 Inception. See Note H in Notes to Financial Statements.
2 Calculated based on average shares outstanding.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Developed Markets Index Fund

Financial Highlights

Institutional Plus Shares
December 2, 2010[1] to
For a Share Outstanding Throughout the Period	October 31, 2011
Net Asset Value, Beginning of Period	$103.47
Investment Operations
Net Investment Income	3.102
Net Realized and Unrealized Gain (Loss) on Investments	(7.795)
Total from Investment Operations	(4.693)
Distributions
Dividends from Net Investment Income	(3.027)
Distributions from Realized Capital Gains	—
Total Distributions	(3.027)
Net Asset Value, End of Period	$95.75

Total Return[2]	-4.74%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,787
Ratio of Total Expenses to Average Net Assets	0.06%[3]
Ratio of Net Investment Income to Average Net Assets	3.44%[3]
Portfolio Turnover Rate	5%[4]

1 Inception.
2 Total returns do not include transaction fees that may have applied in the period shown. Fund prospectuses provide information about any applicable transaction fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Developed Markets Index Fund

Notes to Financial Statements

Vanguard Developed Markets Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers four classes of shares: Investor Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. Admiral Shares were first issued on September 27, 2011. Institutional Plus Shares were first issued on December 2, 2010.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

23

Developed Markets Index Fund

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2008–2011), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

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Developed Markets Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At October 31, 2011, the fund had contributed capital of $1,694,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.68% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of October 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	16,375	10,655,041	—
Temporary Cash Investments	54,746	6,460	—
Futures Contracts—Liabilities[1]	(1,177)	—	—
Forward Currency Contracts—Assets	—	1,361	—
Total	69,944	10,662,862	—
1 Represents variation margin on the last day of the reporting period.

D. At October 31, 2011, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	—	1,361	1,361
Liabilities	(1,177)	—	(1,177)

25

Developed Markets Index Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2011, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	(5,532)	—	(5,532)
Forward Currency Contracts	—	1,055	1,055
Realized Net Gain (Loss) on Derivatives	(5,532)	1,055	(4,477)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	3,813	—	3,813
Forward Currency Contracts	—	994	994
Change in Unrealized Appreciation (Depreciation) on Derivatives	3,813	994	4,807

At October 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	December 2011	555	18,486	2,241
FTSE 100 Index	December 2011	148	13,231	929
Topix Index	December 2011	91	8,858	114
S&P ASX 200 Index	December 2011	52	5,909	320

Unrealized appreciation (depreciation) on open FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

26

Developed Markets Index Fund

At October 31, 2011, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	12/21/11	EUR	10,660	USD	14,863	439
UBS AG	12/21/11	GBP	7,283	USD	11,749	401
UBS AG	12/21/11	AUD	5,200	USD	5,482	338
UBS AG	12/14/11	USD	11,869	JPY	924,687	183
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At October, 31, 2011, the counterparty had deposited in a segregated account securities with a value sufficient to cover substantially all amounts due to the fund in connection with open forward currency contracts.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended October 31, 2011, the fund realized net foreign currency gains of $662,000, which increased distributable net income for tax purposes; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended October 31, 2011, the fund realized gains on the sale of passive foreign investment companies of $2,900,000 which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies held at October 31, 2011, had unrealized appreciation of $17,542,000, of which all has been distributed and is reflected in the balance of undistributed net investment income.

During the year ended October 31, 2011, the fund realized $52,344,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

27

Developed Markets Index Fund

For tax purposes, at October 31, 2011, the fund had $328,438,000 of ordinary income available for distribution. The fund had available capital loss carryforwards totaling $1,845,312,000 to offset future net capital gains of $1,225,654,000 through October 31, 2016, $585,420,000 through October 31, 2017, and $34,238,000 through October 31, 2018.

At October 31, 2011, the cost of investment securities for tax purposes was $10,043,846,000. Net unrealized appreciation of investment securities for tax purposes was $688,776,000, consisting of unrealized gains of $1,583,964,000 on securities that had risen in value since their purchase and $895,188,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended October 31, 2011, the fund purchased $2,286,752,000 of investment securities and sold $726,210,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

			Year Ended October 31,
		2011		2010
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	794,417	79,062	891,318	95,563
Issued in Lieu of Cash Distributions	81,158	8,140	32,170	3,355
Redeemed[1]	(828,313)	(83,626)	(908,196)	(97,962)
Net Increase (Decrease)—Investor Shares	47,262	3,576	15,292	956
Admiral Shares[2]
Issued	70,376	2,743	—	—
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(322)	(13)	—	—
Net Increase (Decrease)—Admiral Shares	70,054	2,730	—	—
Institutional Shares[2]
Issued	2,019,817	203,683	1,992,336	220,254
Issued in Connection with Acquisition of Vanguard
Institutional Developed Markets Index Fund	—	—	5,729,120	617,209
Issued in Lieu of Cash Distributions	149,659	15,132	—	—
Redeemed[1]	(3,863,683)	(383,377)	(1,310,185)	(144,380)
Net Increase (Decrease)—Institutional Shares	(1,694,207)	(164,562)	6,411,271	693,083
Institutional Plus Shares[2]
Issued	3,413,561	32,488	—	—
Issued in Lieu of Cash Distributions	17,522	170	—	—
Redeemed[1]	(373,173)	(3,549)	—	—
Net Increase (Decrease)—Institutional Plus Shares	3,057,910	29,109	—	—

1 Net of redemption fees for fiscal 2011 and 2010 of $103,000 and $136,000, respectively (fund totals).
2 Inception was January 22, 2010, for Institutional Shares, December 2, 2010, for Institutional Plus Shares, and September 27, 2011, for Admiral Shares.

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Developed Markets Index Fund

H. On January 22, 2010, the fund acquired all the net assets of Vanguard Institutional Developed Markets Index Fund pursuant to a plan of reorganization approved by the funds’ board of trustees. The acquisition was accomplished by a tax-free exchange of 617,209,000 Institutional Shares of the fund for 617,209,000 shares of the Institutional Developed Markets Index Fund outstanding as of the close of business on January 22, 2010. The Institutional Developed Markets Index Fund’s net assets as of the close of business on January 22, 2010, of $5,729,120,000, including $822,409,000 of unrealized appreciation, were combined with the fund’s net assets. The net assets of the fund immediately before the acquisition were $3,143,852,000. The net assets of the fund immediately following the acquisition were $8,872,972,000.

I. In preparing the financial statements as of October 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

29

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard STAR Funds and the Shareholders of Vanguard Developed Markets Index Fund:

In our opinion, the accompanying statement of net assets—investments summary and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Developed Markets Index Fund (constituting a separate portfolio of Vanguard STAR Funds, hereafter referred to as the “Fund”) at October 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2011 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

December 12, 2011

Special 2011 tax information (unaudited) for Vanguard Developed Markets Index Fund

This information for the fiscal year ended October 31, 2011, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $211,848,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income of $320,424,000 and foreign taxes paid of $17,734,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2012 to determine the calendar year amounts to be included on their 2011 tax returns.

30

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income, using actual prior-year figures and estimates for 2011. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Developed Markets Index Fund Investor Shares
Periods Ended October 31, 2011
	One	Five	Ten
	Year	Years	Years
Returns Before Taxes	-5.46%	-2.55%	5.60%
Returns After Taxes on Distributions	-5.91	-3.09	5.02
Returns After Taxes on Distributions and Sale of Fund Shares	-3.04	-2.25	4.68

Returns do not reflect the 2% fee on redemptions of shares held for less than two months.

31

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

32

Six Months Ended October 31, 2011
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Developed Markets Index Fund	4/30/2011	10/31/2011	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$838.62	$0.88
Institutional Shares	1,000.00	839.27	0.37
Institutional Plus Shares	1,000.00	839.47	0.28
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.25	$0.97
Institutional Shares	1,000.00	1,024.80	0.41
Institutional Plus Shares	1,000.00	1,024.90	0.31

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.19% for Investor Shares, 0.08% for Institutional Shares, and 0.06% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period. This table does not include data for share classes with less than six months of history.

33

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

34

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

35

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee[1]	and President (2006–2008) of Rohm and Haas Co.
(chemicals); Director of Tyco International, Ltd.
F. William McNabb III	(diversified manufacturing and services) and Hewlett-
Born 1957. Trustee Since July 2009. Chairman of the	Packard Co. (electronic computer manufacturing);
Board. Principal Occupation(s) During the Past Five	Senior Advisor at New Mountain Capital; Trustee
Years: Chairman of the Board of The Vanguard Group,	of The Conference Board; Member of the Board of
Inc., and of each of the investment companies served	Managers of Delphi Automotive LLP (automotive
by The Vanguard Group, since January 2010; Director	components).
of The Vanguard Group since 2008; Chief Executive
Officer and President of The Vanguard Group and of	Amy Gutmann
each of the investment companies served by The	Born 1949. Trustee Since June 2006. Principal
Vanguard Group since 2008; Director of Vanguard	Occupation(s) During the Past Five Years: President
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Christopher H.
Vanguard Group (1995–2008).	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
appointments at the Annenberg School for Commu-
Independent Trustees	nication and the Graduate School of Education
of the University of Pennsylvania; Director of
Emerson U. Fullwood	Carnegie Corporation of New York, Schuylkill River
Born 1948. Trustee Since January 2008. Principal	Development Corporation, and Greater Philadelphia
Occupation(s) During the Past Five Years: Executive	Chamber of Commerce; Trustee of the National
Chief Staff and Marketing Officer for North America	Constitution Center; Chair of the Presidential
and Corporate Vice President (retired 2008) of Xerox	Commission for the Study of Bioethical Issues.
Corporation (document management products and
services); Executive in Residence and 2010	JoAnn Heffernan Heisen
Distinguished Minett Professor at the Rochester	Born 1950. Trustee Since July 1998. Principal
Institute of Technology; Director of SPX Corporation	Occupation(s) During the Past Five Years: Corporate
(multi-industry manufacturing), the United Way of	Vice President and Chief Global Diversity Officer
Rochester, Amerigroup Corporation (managed health	(retired 2008) and Member of the Executive
care), the University of Rochester Medical Center,	Committee (1997–2008) of Johnson & Johnson
Monroe Community College Foundation, and North	(pharmaceuticals/consumer products); Director of
Carolina A&T University.	Skytop Lodge Corporation (hotels), the University
Medical Center at Princeton, the Robert Wood
Rajiv L. Gupta	Johnson Foundation, and the Center for Work Life
Born 1945. Trustee Since December 2001.[2]	Policy; Member of the Advisory Board of the
Principal Occupation(s) During the Past Five Years:	Maxwell School of Citizenship and Public Affairs
Chairman and Chief Executive Officer (retired 2009)	at Syracuse University.

F. Joseph Loughrey	Thomas J. Higgins
Born 1949. Trustee Since October 2009. Principal	Born 1957. Chief Financial Officer Since September
Occupation(s) During the Past Five Years: President	2008. Principal Occupation(s) During the Past Five
and Chief Operating Officer (retired 2009) and Vice	Years: Principal of The Vanguard Group, Inc.; Chief
Chairman of the Board (2008–2009) of Cummins Inc.	Financial Officer of each of the investment companies
(industrial machinery); Director of SKF AB (industrial	served by The Vanguard Group since 2008; Treasurer
machinery), Hillenbrand, Inc. (specialized consumer	of each of the investment companies served by The
services), the Lumina Foundation for Education, and	Vanguard Group (1998–2008).
Oxfam America; Chairman of the Advisory Council
for the College of Arts and Letters and Member	Kathryn J. Hyatt
of the Advisory Board to the Kellogg Institute for	Born 1955. Treasurer Since November 2008. Principal
International Studies at the University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Treasurer of each of
André F. Perold	the investment companies served by The Vanguard
Born 1952. Trustee Since December 2004. Principal	Group since 2008; Assistant Treasurer of each of the
Occupation(s) During the Past Five Years: George	investment companies served by The Vanguard Group
Gund Professor of Finance and Banking at the Harvard	(1988–2008).
Business School (retired July 2011); Chief Investment
Officer and co-Managing Partner of HighVista	Heidi Stam
Strategies LLC (private investment firm); Director of	Born 1956. Secretary Since July 2005. Principal
Rand Merchant Bank; Overseer of the Museum of	Occupation(s) During the Past Five Years: Managing
Fine Arts Boston.	Director of The Vanguard Group, Inc., since 2006;
General Counsel of The Vanguard Group since 2005;
Alfred M. Rankin, Jr.	Secretary of The Vanguard Group and of each of the
Born 1941. Trustee Since January 1993. Principal	investment companies served by The Vanguard Group
Occupation(s) During the Past Five Years: Chairman,	since 2005; Director and Senior Vice President of
President, and Chief Executive Officer of NACCO	Vanguard Marketing Corporation since 2005;
Industries, Inc. (forklift trucks/housewares/lignite);	Principal of The Vanguard Group (1997–2006).
Director of Goodrich Corporation (industrial products/
aircraft systems and services) and the National
Association of Manufacturers; Chairman of the	Vanguard Senior Management Team
Federal Reserve Bank of Cleveland; Vice Chairman
of University Hospitals of Cleveland; President of	R. Gregory Barton	Chris D. McIsaac
the Board of The Cleveland Museum of Art.	Mortimer J. Buckley	Michael S. Miller
	Kathleen C. Gubanich	James M. Norris
Peter F. Volanakis	Paul A. Heller	Glenn W. Reed
Born 1955. Trustee Since July 2009. Principal	Martha G. King	George U. Sauter
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director of	Chairman Emeritus and Senior Advisor
Corning Incorporated (2000–2010) and Dow Corning
(2001–2010); Overseer of the Amos Tuck School of	John J. Brennan
Business Administration at Dartmouth College.	Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Executive Officers
Founder
Glenn Booraem
Born 1967. Controller Since July 2010. Principal	John C. Bogle
Occupation(s) During the Past Five Years: Principal	Chairman and Chief Executive Officer, 1974–1996
of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard
Group since 2010; Assistant Controller of each of
the investment companies served by The Vanguard
Group (2001–2010).

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

The funds or securities referred to herein are not
Fund Information > 800-662-7447	sponsored, endorsed, or promoted by MSCI, and MSCI
Direct Investor Account Services > 800-662-2739	bears no liability with respect to any such funds or
Institutional Investor Services > 800-523-1036	securities. For any such funds or securities, the
Text Telephone for People	prospectus or the Statement of Additional Information
With Hearing Impairment > 800-749-7273	contains a more detailed description of the limited
relationship MSCI has with The Vanguard Group and
This material may be used in conjunction	any related funds.
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2011 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q2270 122011

Vanguard® Developed Markets Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Australia (9.0%)
BHP Billiton Ltd.	3,430,680	134,294
Commonwealth Bank of Australia	1,665,014	85,533
Westpac Banking Corp.	3,215,081	74,611
Australia & New Zealand Banking Group Ltd.	2,774,066	62,684
National Australia Bank Ltd.	2,317,935	61,911
Wesfarmers Ltd.	1,074,336	36,451
Rio Tinto Ltd.	466,125	33,465
Woolworths Ltd.	1,299,426	32,483
Newcrest Mining Ltd.	817,634	28,897
Woodside Petroleum Ltd.	678,244	25,826
Westfield Group	2,342,506	18,858
QBE Insurance Group Ltd.	1,165,535	17,941
Origin Energy Ltd.	1,135,390	17,110
CSL Ltd.	562,279	16,935
Telstra Corp. Ltd.	4,645,360	15,083
AMP Ltd.	3,004,024	13,392
Santos Ltd.	932,666	12,596
Suncorp Group Ltd.	1,375,008	12,341
Foster's Group Ltd.	2,071,253	11,584
Brambles Ltd.	1,576,311	10,897
Orica Ltd.	388,473	10,522
Amcor Ltd.	1,311,903	9,598
Macquarie Group Ltd.	371,113	9,555
Stockland	2,547,616	8,413
Westfield Retail Trust	3,100,847	8,264
Coca-Cola Amatil Ltd.	608,873	7,860
Transurban Group	1,390,986	7,630
AGL Energy Ltd.	492,081	7,414
Iluka Resources Ltd.	445,680	7,409
Insurance Australia Group Ltd.	2,215,486	7,304
Fortescue Metals Group Ltd.	1,334,376	6,702
QR National Ltd.	1,829,345	6,320
Incitec Pivot Ltd.	1,738,651	6,298
GPT Group	1,873,996	6,185
WorleyParsons Ltd.	207,088	6,011
ASX Ltd.	186,176	5,978
Wesfarmers Ltd. Price Protected Shares	162,074	5,553
Asciano Ltd.	3,128,449	5,001
Goodman Group	7,507,383	4,879
Mirvac Group	3,631,856	4,756
Lend Lease Group	581,721	4,733
Dexus Property Group	5,190,078	4,617
Sonic Healthcare Ltd.	395,341	4,568
OZ Minerals Ltd.	343,989	4,131
Crown Ltd.	486,448	4,099
Alumina Ltd.	2,619,195	3,990
Bendigo and Adelaide Bank Ltd.	394,448	3,895
CFS Retail Property Trust	1,967,489	3,751
Computershare Ltd.	473,428	3,742
Cochlear Ltd.	60,444	3,711
Leighton Holdings Ltd.	161,581	3,671
Toll Holdings Ltd.	717,087	3,622
Metcash Ltd.	820,367	3,590
Tatts Group Ltd.	1,411,060	3,433
Boral Ltd.	775,936	3,167
* James Hardie Industries SE	471,060	3,051
MacArthur Coal Ltd.	177,449	3,009
* Echo Entertainment Group Ltd.	735,415	2,855
Ramsay Health Care Ltd.	139,671	2,746
Sims Metal Management Ltd.	176,665	2,548
Fairfax Media Ltd.	2,394,333	2,322

1

Vanguard® Developed Markets Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
*	Lynas Corp. Ltd.	1,826,519	2,260
	TABCORP Holdings Ltd.	723,769	2,225
	Caltex Australia Ltd.	144,242	2,003
*	Qantas Airways Ltd.	1,191,267	1,992
	OneSteel Ltd.	1,412,761	1,797
	BlueScope Steel Ltd.	1,961,870	1,716
	SP AusNet	1,471,987	1,535
	MAp Group	404,644	1,444
	Harvey Norman Holdings Ltd.	554,487	1,256
*	Paladin Energy Ltd.	802,580	1,226
			957,249
Austria (0.3%)
	OMV AG	175,318	6,109
	Erste Group Bank AG	201,655	4,299
	Voestalpine AG	117,958	4,053
	Telekom Austria AG	353,820	4,013
	IMMOFINANZ AG	1,004,574	3,298
	Verbund AG	72,561	2,107
	Vienna Insurance Group AG Wiener Versicherung Gruppe	41,104	1,724
^	Raiffeisen Bank International AG	51,795	1,438
			27,041
Belgium (0.9%)
	Anheuser-Busch InBev NV	857,502	47,554
	Delhaize Group SA	108,251	7,071
	Groupe Bruxelles Lambert SA	86,274	6,632
	Solvay SA Class A	63,067	6,425
	Umicore SA	121,328	5,190
	Belgacom SA	162,278	4,907
	Ageas	2,370,681	4,752
	UCB SA	108,033	4,746
	KBC Groep NV	172,807	3,832
	Colruyt SA	80,562	3,310
	Mobistar SA	32,247	1,835
	Bekaert SA	41,208	1,829
*	Dexia SA	630,486	489
			98,572
Denmark (1.0%)
	Novo Nordisk A/S Class B	454,284	48,230
	AP Moller - Maersk A/S Class B	1,411	9,542
*	Danske Bank A/S	696,543	9,523
	Carlsberg A/S Class B	114,239	7,734
	Novozymes A/S	49,052	7,284
	DSV A/S	218,640	4,380
	AP Moller - Maersk A/S	588	3,786
	Coloplast A/S Class B	24,266	3,529
*	Vestas Wind Systems A/S	216,538	3,357
	TDC A/S	397,097	3,281
*,^	William Demant Holding A/S	25,097	1,987
	Tryg A/S	27,157	1,510
^	Pandora A/S	61,624	589
			104,732
Finland (0.9%)
	Nokia Oyj	4,002,053	26,930
	Sampo Oyj	448,712	12,334
	Fortum Oyj	474,528	11,549
	Kone Oyj Class B	165,930	9,136
	UPM-Kymmene Oyj	553,278	6,469
	Wartsila Oyj	179,568	5,456
	Metso Oyj	136,857	5,294
	Nokian Renkaat Oyj	117,737	4,312
	Stora Enso Oyj	617,427	3,908
	Elisa Oyj	151,779	3,200

2

Vanguard® Developed Markets Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Kesko Oyj Class B	72,089	2,559
Orion Oyj Class B	101,673	2,116
Neste Oil Oyj	138,798	1,679
Pohjola Bank plc Class A	145,398	1,672
^ Sanoma Oyj	85,487	1,147
^ Outokumpu Oyj	134,894	1,140
Rautaruukki Oyj	91,912	980
		99,881
France (9.3%)
Total SA	2,267,585	118,316
Sanofi	1,191,033	85,205
BNP Paribas SA	1,024,778	45,761
LVMH Moet Hennessy Louis Vuitton SA	270,730	44,872
Danone	623,827	43,246
Air Liquide SA	302,943	39,115
GDF Suez	1,322,997	37,272
France Telecom SA	1,980,693	35,611
Schneider Electric SA	522,930	30,706
AXA SA	1,859,013	29,900
Vivendi SA	1,322,883	29,562
L'Oreal SA	257,181	28,317
Vinci SA	475,990	23,342
Pernod-Ricard SA	211,574	19,688
Cie de St-Gobain	425,285	19,656
Unibail-Rodamco SE	97,993	19,482
Societe Generale SA	677,488	19,398
ArcelorMittal	917,572	19,024
Carrefour SA	615,547	16,286
Cie Generale d'Optique Essilor International SA	214,808	15,525
Cie Generale des Etablissements Michelin Class B	188,617	13,658
European Aeronautic Defence and Space Co. NV	436,875	12,879
PPR	81,280	12,613
Technip SA	106,047	10,028
^ Bouygues SA	254,710	9,513
Lafarge SA	214,069	8,668
Renault SA	205,508	8,587
Christian Dior SA	58,313	8,227
Alstom SA	219,890	8,188
SES SA	319,961	8,172
Credit Agricole SA	1,026,922	7,949
EDF SA	257,033	7,692
Legrand SA	211,217	7,466
Sodexo	100,440	7,252
Vallourec SA	119,269	7,232
* Alcatel-Lucent	2,476,876	6,848
Publicis Groupe SA	133,337	6,432
Cap Gemini SA	158,105	6,050
Safran SA	178,719	5,836
Casino Guichard Perrachon SA	59,162	5,540
Dassault Systemes SA	64,536	5,426
Veolia Environnement SA	373,548	5,289
Accor SA	157,223	5,139
Groupe Eurotunnel SA	561,392	5,057
Edenred	169,607	4,784
STMicroelectronics NV	681,881	4,725
Bureau Veritas SA	58,548	4,543
Suez Environnement Co.	288,650	4,528
Eutelsat Communications SA	106,295	4,377
SCOR SE	179,806	4,189
Arkema SA	59,374	4,035
Thales SA	105,964	3,737
Peugeot SA	163,170	3,550
Klepierre	111,187	3,466
Lagardere SCA	125,795	3,370

3

Vanguard® Developed Markets Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
* Cie Generale de Geophysique - Veritas	153,618	3,356
Natixis	929,635	2,946
Aeroports de Paris	37,234	2,923
Societe BIC SA	31,126	2,778
Wendel SA	35,317	2,616
Neopost SA	34,053	2,590
AtoS	53,173	2,571
CNP Assurances	156,905	2,396
Iliad SA	20,346	2,376
Gecina SA	23,214	2,296
ICADE	24,634	2,205
Fonciere Des Regions	29,246	2,155
Imerys SA	36,444	2,074
* JCDecaux SA	71,024	1,891
Societe Television Francaise 1	123,363	1,656
Eurazeo	32,277	1,539
Eiffage SA	43,011	1,459
* Air France-KLM	142,174	1,080
Metropole Television SA	61,626	1,054
Eramet	5,493	860
		998,150
Germany (8.2%)
Siemens AG	878,944	92,132
BASF SE	981,168	71,621
SAP AG	982,918	59,435
Bayer AG	883,387	56,282
Allianz SE	484,878	53,949
E.ON AG	1,923,805	46,393
Daimler AG	886,340	45,016
Deutsche Bank AG	992,929	41,056
Deutsche Telekom AG	3,000,538	38,119
Bayerische Motoren Werke AG	354,320	28,783
Linde AG	180,899	28,658
Muenchener Rueckversicherungs AG	201,638	27,003
Volkswagen AG Prior Pfd.	154,351	26,880
RWE AG	446,905	19,050
Fresenius Medical Care AG & Co. KGaA	222,719	16,224
Adidas AG	223,136	15,715
Deutsche Post AG	903,287	13,702
Fresenius SE & Co. KGaA	121,499	11,930
ThyssenKrupp AG	412,176	11,808
K&S AG	184,283	11,677
* Deutsche Boerse AG	208,360	11,483
Henkel AG & Co. KGaA Prior Pfd.	189,877	11,287
Infineon Technologies AG	1,157,785	10,424
Porsche Automobil Holding SE Prior Pfd.	163,335	9,515
* Commerzbank AG	3,820,984	9,330
HeidelbergCement AG	149,886	6,786
Henkel AG & Co. KGaA	138,915	6,783
Merck KGaA	69,205	6,458
Metro AG	138,788	6,431
* Continental AG	85,511	6,376
Beiersdorf AG	107,870	6,219
MAN SE	67,786	5,973
* Kabel Deutschland Holding AG	95,875	5,438
Lanxess AG	88,996	5,198
GEA Group AG	186,677	5,119
Volkswagen AG	31,672	4,953
Daimler AG	81,276	4,131
Brenntag AG	35,697	3,591
* QIAGEN NV	248,287	3,453
Deutsche Lufthansa AG	243,668	3,311
Hochtief AG	45,305	3,294
Hannover Rueckversicherung AG	64,526	3,177

4

Vanguard® Developed Markets Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
	Bayerische Motoren Werke AG Prior Pfd.	56,056	3,051
	Fraport AG Frankfurt Airport Services Worldwide	39,580	2,492
	United Internet AG	120,494	2,374
	Salzgitter AG	41,606	2,352
	Suedzucker AG	70,397	2,056
	ProSiebenSat.1 Media AG Prior Pfd.	81,786	1,743
	Axel Springer AG	41,593	1,681
^	Wacker Chemie AG	16,552	1,666
	RWE AG Prior Pfd.	42,164	1,578
	Celesio AG	89,450	1,411
*	TUI AG	159,654	1,041
			875,608
Greece (0.1%)
	Coca Cola Hellenic Bottling Co. SA	195,021	3,838
	OPAP SA	240,814	2,781
*	National Bank of Greece SA	1,023,748	2,362
	Hellenic Telecommunications Organization SA	232,173	1,278
	Bank of Cyprus plc	910,019	1,246
	Public Power Corp. SA	127,343	1,086
*	Alpha Bank AE	536,137	713
*	EFG Eurobank Ergasias SA	355,273	326
	Hellenic Telecommunications Organization SA ADR	61,616	172
			13,802
Hong Kong (2.8%)
	AIA Group Ltd.	9,006,125	27,538
	Hutchison Whampoa Ltd.	2,277,491	20,831
	Sun Hung Kai Properties Ltd.	1,508,553	20,771
	Hong Kong Exchanges and Clearing Ltd.	1,094,854	18,560
	Cheung Kong Holdings Ltd.	1,484,978	18,408
	CLP Holdings Ltd.	2,060,658	18,357
	Li & Fung Ltd.	6,061,538	11,682
	Hong Kong & China Gas Co. Ltd.	5,067,391	11,425
	Power Assets Holdings Ltd.	1,483,385	11,272
	Hang Seng Bank Ltd.	814,897	10,508
	Hang Lung Properties Ltd.	2,619,478	9,540
	BOC Hong Kong Holdings Ltd.	3,959,808	9,416
	Swire Pacific Ltd. Class A	774,773	8,953
	Wharf Holdings Ltd.	1,619,922	8,617
	Link REIT	2,386,524	8,196
*	Sands China Ltd.	2,566,800	7,714
	Bank of East Asia Ltd.	1,642,378	6,009
	Hang Lung Group Ltd.	938,819	5,706
	Henderson Land Development Co. Ltd.	1,000,559	5,469
	MTR Corp.	1,544,597	4,986
	Wynn Macau Ltd.	1,659,600	4,650
	Sino Land Co. Ltd.	2,832,286	4,477
	SJM Holdings Ltd.	1,781,000	3,053
	Shangri-La Asia Ltd.	1,504,231	3,021
	Wheelock & Co. Ltd.	976,353	2,869
	Kerry Properties Ltd.	771,273	2,830
	New World Development Co. Ltd.	2,556,601	2,693
*,2	Galaxy Entertainment Group Ltd.	1,320,000	2,669
	Cheung Kong Infrastructure Holdings Ltd.	481,746	2,580
	Hysan Development Co. Ltd.	683,624	2,385
	ASM Pacific Technology Ltd.	209,759	2,303
	Cathay Pacific Airways Ltd.	1,249,280	2,268
	Yue Yuen Industrial Holdings Ltd.	788,683	2,246
	NWS Holdings Ltd.	1,452,977	2,203
	Esprit Holdings Ltd.	1,327,293	1,920
	Wing Hang Bank Ltd.	189,116	1,708
	PCCW Ltd.	4,263,347	1,704
	Lifestyle International Holdings Ltd.	617,956	1,654
	Hopewell Holdings Ltd.	602,977	1,566
*	Foxconn International Holdings Ltd.	2,310,422	1,547

5

Vanguard® Developed Markets Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
	Orient Overseas International Ltd.	234,659	1,059
*	New World Development Co. Ltd. Rights	1,278,300	436
			295,799
Ireland (0.3%)
	CRH plc	764,657	13,803
*	Elan Corp. plc	535,954	6,356
	Kerry Group plc Class A	150,822	5,593
*	Ryanair Holdings plc ADR	65,230	1,877
	WPP plc ADR	19,480	1,009
*	Ryanair Holdings plc	70,448	331
			28,969
Israel (0.7%)
	Teva Pharmaceutical Industries Ltd.	1,004,116	40,936
	Israel Chemicals Ltd.	474,405	5,625
	Bank Leumi Le-Israel BM	1,264,573	4,382
	Bank Hapoalim BM	1,123,746	4,356
	Bezeq The Israeli Telecommunication Corp. Ltd.	1,877,190	3,967
*	NICE Systems Ltd.	64,693	2,304
	Israel Corp. Ltd.	2,448	1,777
*	Israel Discount Bank Ltd. Class A	833,236	1,377
	Cellcom Israel Ltd. (Registered)	57,904	1,276
	Mizrahi Tefahot Bank Ltd.	131,722	1,133
	Elbit Systems Ltd.	25,336	1,122
	Partner Communications Co. Ltd.	89,641	1,064
	Delek Group Ltd.	4,963	975
			70,294
Italy (2.4%)
	ENI SPA	2,567,233	56,746
	Enel SPA	7,031,511	33,175
	Assicurazioni Generali SPA	1,248,450	22,337
	Intesa Sanpaolo SPA (Registered)	10,768,473	19,006
	UniCredit SPA	14,405,397	16,716
	Saipem SPA	283,303	12,659
	Telecom Italia SPA (Registered)	10,034,746	12,486
	Snam Rete Gas SPA	1,714,228	8,380
	Tenaris SA	505,304	8,063
*	Fiat Industrial SPA	813,466	7,082
	Telecom Italia SPA (Bearer)	6,444,484	6,763
	Atlantia SPA	336,811	5,130
	Fiat SPA	813,646	4,982
	Terna Rete Elettrica Nazionale SPA	1,285,381	4,940
	Mediobanca SPA	554,119	4,389
	Enel Green Power SPA	1,876,920	4,307
	Luxottica Group SPA	124,369	3,665
	Prysmian SPA	217,850	3,293
	Unione di Banche Italiane SCPA	847,652	3,212
	Finmeccanica SPA	432,646	2,965
	Mediaset SPA	762,445	2,809
	Banco Popolare SC	1,883,137	2,795
	Pirelli & C SPA	253,488	2,237
	Banca Monte dei Paschi di Siena SPA	4,610,093	2,141
	A2A SPA	1,154,287	1,578
	Exor SPA	67,389	1,471
	Intesa Sanpaolo SPA (Bearer)	975,998	1,406
	Autogrill SPA	120,231	1,391
^	Banca Carige SPA	686,981	1,343
	Parmalat SPA	384,003	853
			258,320
Japan (20.9%)
	Toyota Motor Corp.	2,946,693	97,833
	Mitsubishi UFJ Financial Group Inc.	13,605,136	59,127
	Canon Inc.	1,211,035	54,978
	Honda Motor Co. Ltd.	1,741,592	52,080

6

Vanguard® Developed Markets Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Sumitomo Mitsui Financial Group Inc.	1,435,052	40,112
Takeda Pharmaceutical Co. Ltd.	843,530	38,028
Mizuho Financial Group Inc.	24,371,363	34,112
FANUC Corp.	204,661	33,092
Mitsubishi Corp.	1,502,239	30,896
Softbank Corp.	925,087	30,024
NTT DoCoMo Inc.	16,320	28,985
Mitsui & Co. Ltd.	1,856,220	27,091
Nippon Telegraph & Telephone Corp.	511,377	26,232
Hitachi Ltd.	4,835,044	25,908
Komatsu Ltd.	1,014,190	25,076
Nissan Motor Co. Ltd.	2,656,388	24,425
Japan Tobacco Inc.	4,815	24,066
Panasonic Corp.	2,359,452	23,852
KDDI Corp.	3,116	22,826
Mitsubishi Estate Co. Ltd.	1,336,995	22,645
Shin-Etsu Chemical Co. Ltd.	438,719	22,530
Sony Corp.	1,074,335	22,414
East Japan Railway Co.	363,356	22,030
Seven & I Holdings Co. Ltd.	806,061	21,510
Mitsubishi Electric Corp.	2,063,104	19,090
Toshiba Corp.	4,296,786	18,740
Tokio Marine Holdings Inc.	774,412	18,465
Astellas Pharma Inc.	474,730	17,362
Bridgestone Corp.	695,427	16,306
Denso Corp.	519,960	15,990
Nintendo Co. Ltd.	105,959	15,986
ITOCHU Corp.	1,609,573	15,919
Inpex Corp.	2,342	15,462
Sumitomo Corp.	1,203,149	14,896
Mitsui Fudosan Co. Ltd.	894,235	14,871
Kao Corp.	562,964	14,769
Kyocera Corp.	163,456	14,369
Nomura Holdings Inc.	3,768,663	14,359
Nippon Steel Corp.	5,450,073	14,210
JX Holdings Inc.	2,399,372	13,976
Daiichi Sankyo Co. Ltd.	719,032	13,967
Central Japan Railway Co.	1,610	13,696
Chubu Electric Power Co. Inc.	728,567	13,330
Mitsubishi Heavy Industries Ltd.	3,245,383	13,223
FUJIFILM Holdings Corp.	494,672	12,107
Murata Manufacturing Co. Ltd.	216,288	12,081
MS&AD Insurance Group Holdings	609,407	11,936
Kansai Electric Power Co. Inc.	802,035	11,831
Tokyo Gas Co. Ltd.	2,719,767	11,712
Sumitomo Mitsui Trust Holdings Inc.	3,331,313	11,400
Keyence Corp.	44,221	11,241
Toray Industries Inc.	1,570,568	11,178
Dai-ichi Life Insurance Co. Ltd.	9,635	10,972
Kirin Holdings Co. Ltd.	875,787	10,715
Eisai Co. Ltd.	269,705	10,697
Fujitsu Ltd.	1,990,470	10,644
Secom Co. Ltd.	223,808	10,585
Marubeni Corp.	1,761,104	10,251
Kubota Corp.	1,236,548	10,184
Fast Retailing Co. Ltd.	56,579	10,164
Hoya Corp.	463,729	10,131
Sharp Corp.	1,067,077	9,836
ORIX Corp.	111,939	9,770
Tokyo Electron Ltd.	182,945	9,730
Nidec Corp.	116,269	9,555
Asahi Glass Co. Ltd.	1,076,376	9,426
JFE Holdings Inc.	493,574	9,394
Terumo Corp.	180,453	9,169

7

Vanguard® Developed Markets Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Resona Holdings Inc.	2,017,853	9,045
SMC Corp.	57,471	8,939
Sumitomo Electric Industries Ltd.	805,209	8,928
Mitsubishi Chemical Holdings Corp.	1,446,946	8,771
Rakuten Inc.	7,735	8,479
Asahi Group Holdings Ltd.	412,489	8,444
Aeon Co. Ltd.	641,005	8,384
Nikon Corp.	363,458	8,138
Asahi Kasei Corp.	1,352,011	8,018
NKSJ Holdings Inc.	399,645	7,993
Ajinomoto Co. Inc.	709,525	7,943
Sumitomo Realty & Development Co. Ltd.	382,152	7,921
Sumitomo Metal Mining Co. Ltd.	560,878	7,721
West Japan Railway Co.	182,000	7,712
Suzuki Motor Corp.	360,383	7,643
Osaka Gas Co. Ltd.	2,007,836	7,598
Daikin Industries Ltd.	251,149	7,432
Nitto Denko Corp.	175,779	7,384
Yamato Holdings Co. Ltd.	426,186	7,065
Shiseido Co. Ltd.	383,532	7,020
Otsuka Holdings Co. Ltd.	267,600	6,867
Daito Trust Construction Co. Ltd.	77,415	6,859
Sumitomo Metal Industries Ltd.	3,599,577	6,769
Aisin Seiki Co. Ltd.	204,524	6,468
Daiwa House Industry Co. Ltd.	514,470	6,447
Yamada Denki Co. Ltd.	87,837	6,317
Dai Nippon Printing Co. Ltd.	601,050	6,296
Odakyu Electric Railway Co. Ltd.	671,085	6,288
JGC Corp.	221,604	6,243
Daiwa Securities Group Inc.	1,775,452	6,212
Sumitomo Chemical Co. Ltd.	1,676,823	6,189
* NEC Corp.	2,772,777	6,170
T&D Holdings Inc.	619,580	6,142
^ Kintetsu Corp.	1,737,012	6,094
Shizuoka Bank Ltd.	623,838	6,053
Bank of Yokohama Ltd.	1,310,600	6,000
JS Group Corp.	283,469	5,944
Ricoh Co. Ltd.	718,506	5,889
Tokyu Corp.	1,210,150	5,841
Dentsu Inc.	192,378	5,793
Kyushu Electric Power Co. Inc.	430,149	5,695
Nippon Building Fund Inc.	586	5,659
Tokyo Electric Power Co. Inc.	1,537,846	5,641
Sekisui House Ltd.	612,163	5,480
* Mitsubishi Motors Corp.	4,131,479	5,458
Unicharm Corp.	121,216	5,429
Toyota Industries Corp.	190,865	5,366
Isuzu Motors Ltd.	1,265,999	5,366
TDK Corp.	131,316	5,355
Tohoku Electric Power Co. Inc.	483,595	5,343
Oriental Land Co. Ltd.	53,398	5,307
Rohm Co. Ltd.	102,720	5,234
Tobu Railway Co. Ltd.	1,089,512	5,200
Kuraray Co. Ltd.	368,035	5,152
Yahoo Japan Corp.	15,534	4,989
Chiba Bank Ltd.	812,380	4,970
Shikoku Electric Power Co. Inc.	194,411	4,970
Sega Sammy Holdings Inc.	227,134	4,938
Mitsui OSK Lines Ltd.	1,223,692	4,715
Chugoku Electric Power Co. Inc.	316,396	4,708
Omron Corp.	217,745	4,693
Toppan Printing Co. Ltd.	601,236	4,675
Ono Pharmaceutical Co. Ltd.	87,923	4,601
NTT Data Corp.	1,355	4,543

8

Vanguard® Developed Markets Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Dena Co. Ltd.	104,815	4,524
Keikyu Corp.	502,807	4,516
OJI Paper Co. Ltd.	911,400	4,508
Makita Corp.	120,039	4,481
Kobe Steel Ltd.	2,667,070	4,461
Shionogi & Co. Ltd.	318,999	4,342
* Yamaha Motor Co. Ltd.	300,279	4,301
Japan Real Estate Investment Corp.	499	4,256
Keio Corp.	614,915	4,216
Mitsubishi Tanabe Pharma Corp.	239,392	4,141
Nippon Yusen KK	1,636,253	4,127
Isetan Mitsukoshi Holdings Ltd.	398,189	4,056
Trend Micro Inc.	112,544	4,025
Fuji Heavy Industries Ltd.	624,655	3,959
Shimano Inc.	79,780	3,944
Kawasaki Heavy Industries Ltd.	1,524,661	3,887
Nippon Electric Glass Co. Ltd.	423,091	3,796
Nitori Holdings Co. Ltd.	39,566	3,784
Chugai Pharmaceutical Co. Ltd.	240,676	3,770
Konica Minolta Holdings Inc.	510,532	3,714
JSR Corp.	190,949	3,645
Sekisui Chemical Co. Ltd.	460,104	3,611
Lawson Inc.	64,076	3,606
Daihatsu Motor Co. Ltd.	204,861	3,605
Toyota Tsusho Corp.	226,053	3,567
NSK Ltd.	470,760	3,557
^ Olympus Corp.	231,377	3,526
Nippon Express Co. Ltd.	903,288	3,492
Teijin Ltd.	996,519	3,479
TonenGeneral Sekiyu KK	301,700	3,404
* Mazda Motor Corp.	1,613,940	3,392
Sumitomo Heavy Industries Ltd.	591,726	3,360
Kurita Water Industries Ltd.	120,682	3,323
Brother Industries Ltd.	252,069	3,290
Hirose Electric Co. Ltd.	34,278	3,285
Konami Corp.	99,774	3,251
MEIJI Holdings Co. Ltd.	73,622	3,228
IHI Corp.	1,409,805	3,212
Benesse Holdings Inc.	73,828	3,208
Fukuoka Financial Group Inc.	826,182	3,199
Obayashi Corp.	692,738	3,180
Mitsubishi Materials Corp.	1,194,195	3,174
Ube Industries Ltd.	1,079,316	3,164
Gree Inc.	98,000	3,162
Kyowa Hakko Kirin Co. Ltd.	277,735	3,130
Credit Saison Co. Ltd.	159,640	3,115
NGK Insulators Ltd.	269,556	3,107
Electric Power Development Co. Ltd.	124,806	3,107
Japan Retail Fund Investment Corp.	2,003	3,101
Sony Financial Holdings Inc.	186,249	3,098
Namco Bandai Holdings Inc.	208,736	3,027
Sankyo Co. Ltd.	56,880	2,972
Taisei Corp.	1,104,361	2,951
Santen Pharmaceutical Co. Ltd.	79,062	2,950
Joyo Bank Ltd.	698,983	2,929
Showa Denko KK	1,607,024	2,916
Bank of Kyoto Ltd.	341,812	2,903
Yakult Honsha Co. Ltd.	102,837	2,890
Kajima Corp.	897,827	2,882
Ibiden Co. Ltd.	129,370	2,857
Mitsui Chemicals Inc.	868,188	2,847
Hokuriku Electric Power Co.	178,641	2,846
Mitsubishi Gas Chemical Co. Inc.	414,907	2,708
Shimizu Corp.	629,133	2,707

9

Vanguard® Developed Markets Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Hamamatsu Photonics KK	71,100	2,705
* Taisho Pharmaceutical Holdings Co. Ltd.	37,871	2,674
^ All Nippon Airways Co. Ltd.	887,075	2,671
FamilyMart Co. Ltd.	67,678	2,661
TOTO Ltd.	319,262	2,655
Hisamitsu Pharmaceutical Co. Inc.	65,655	2,642
JTEKT Corp.	238,206	2,605
Rinnai Corp.	34,564	2,582
Amada Co. Ltd.	383,602	2,545
Sysmex Corp.	76,600	2,518
Hokuhoku Financial Group Inc.	1,344,317	2,512
Toho Gas Co. Ltd.	442,466	2,505
Nisshin Seifun Group Inc.	203,266	2,498
THK Co. Ltd.	128,184	2,498
Hachijuni Bank Ltd.	442,370	2,459
Chugoku Bank Ltd.	187,351	2,454
Toyo Seikan Kaisha Ltd.	161,062	2,451
Iyo Bank Ltd.	260,467	2,444
Toyo Suisan Kaisha Ltd.	95,502	2,437
Nomura Research Institute Ltd.	108,220	2,434
Hokkaido Electric Power Co. Inc.	193,730	2,430
Nippon Paper Group Inc.	105,297	2,413
Nissin Foods Holdings Co. Ltd.	62,620	2,412
Mitsubishi UFJ Lease & Finance Co. Ltd.	62,191	2,410
Hiroshima Bank Ltd.	529,445	2,355
Shimamura Co. Ltd.	23,423	2,343
Nippon Meat Packers Inc.	184,574	2,301
Japan Steel Works Ltd.	335,200	2,297
Sumitomo Rubber Industries Ltd.	183,555	2,293
Sojitz Corp.	1,350,122	2,291
Kamigumi Co. Ltd.	261,452	2,283
Stanley Electric Co. Ltd.	154,645	2,263
NTN Corp.	510,099	2,253
Miraca Holdings Inc.	58,800	2,242
J Front Retailing Co. Ltd.	510,287	2,235
Nabtesco Corp.	102,000	2,234
Hitachi Construction Machinery Co. Ltd.	115,340	2,219
Idemitsu Kosan Co. Ltd.	23,326	2,182
Kansai Paint Co. Ltd.	232,336	2,181
Shimadzu Corp.	253,846	2,161
* Yokogawa Electric Corp.	229,283	2,144
Gunma Bank Ltd.	414,746	2,123
NGK Spark Plug Co. Ltd.	170,719	2,116
Asics Corp.	158,367	2,099
Toho Co. Ltd.	121,626	2,092
Nippon Sheet Glass Co. Ltd.	966,924	2,085
Takashimaya Co. Ltd.	285,991	2,030
Air Water Inc.	159,142	2,020
Hitachi Metals Ltd.	177,989	2,019
Yamaguchi Financial Group Inc.	223,421	1,991
Yaskawa Electric Corp.	231,507	1,989
GS Yuasa Corp.	379,002	1,985
Taiyo Nippon Sanso Corp.	278,807	1,981
SBI Holdings Inc.	23,758	1,978
Nishi-Nippon City Bank Ltd.	723,619	1,973
Keisei Electric Railway Co. Ltd.	293,050	1,973
Hitachi Chemical Co. Ltd.	110,843	1,969
Tokyu Land Corp.	461,460	1,943
USS Co. Ltd.	23,459	1,939
Denki Kagaku Kogyo KK	509,357	1,938
Chiyoda Corp.	167,000	1,923
McDonald's Holdings Co. Japan Ltd.	71,601	1,882
Furukawa Electric Co. Ltd.	671,843	1,877
Kikkoman Corp.	169,463	1,874

10

Vanguard® Developed Markets Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
NOK Corp.	110,658	1,873
Advantest Corp.	160,509	1,868
Marui Group Co. Ltd.	240,213	1,867
Dainippon Sumitomo Pharma Co. Ltd.	169,453	1,857
Seiko Epson Corp.	140,006	1,840
Daido Steel Co. Ltd.	301,294	1,826
Jupiter Telecommunications Co. Ltd.	1,866	1,821
Suzuken Co. Ltd.	75,770	1,813
Aeon Mall Co. Ltd.	78,180	1,813
Daicel Corp.	314,860	1,787
Tsumura & Co.	63,487	1,786
Fuji Electric Co. Ltd.	604,073	1,763
Tosoh Corp.	541,848	1,761
Japan Prime Realty Investment Corp.	726	1,739
* Elpida Memory Inc.	275,368	1,712
Yamazaki Baking Co. Ltd.	127,887	1,695
Yamaha Corp.	166,174	1,682
Ushio Inc.	111,525	1,649
Nomura Real Estate Holdings Inc.	101,685	1,639
Shinsei Bank Ltd.	1,487,659	1,635
Hino Motors Ltd.	274,344	1,611
Kawasaki Kisen Kaisha Ltd.	784,730	1,601
Suruga Bank Ltd.	191,578	1,597
Kaneka Corp.	295,400	1,584
Cosmo Oil Co. Ltd.	629,594	1,575
Casio Computer Co. Ltd.	256,678	1,572
Nomura Real Estate Office Fund Inc. Class A	294	1,569
Koito Manufacturing Co. Ltd.	103,800	1,565
Alfresa Holdings Corp.	41,721	1,563
Aozora Bank Ltd.	611,486	1,546
MediPal Holdings Corp.	158,253	1,476
Citizen Holdings Co. Ltd.	277,473	1,472
Showa Shell Sekiyu KK	199,515	1,444
NHK Spring Co. Ltd.	155,731	1,425
Oracle Corp. Japan	40,713	1,405
Hitachi High-Technologies Corp.	66,042	1,380
Hakuhodo DY Holdings Inc.	25,003	1,359
Itochu Techno-Solutions Corp.	30,973	1,341
Mitsubishi Logistics Corp.	120,534	1,326
Minebea Co. Ltd.	365,984	1,304
Square Enix Holdings Co. Ltd.	67,325	1,280
* Sumco Corp.	125,671	1,271
Aeon Credit Service Co. Ltd.	82,987	1,238
Toyoda Gosei Co. Ltd.	69,825	1,232
Japan Petroleum Exploration Co.	30,844	1,218
Kinden Corp.	144,808	1,189
Mitsui Engineering & Shipbuilding Co. Ltd.	740,648	1,176
Coca-Cola West Co. Ltd.	65,129	1,163
Nisshin Steel Co. Ltd.	734,099	1,162
Otsuka Corp.	16,632	1,155
Yamato Kogyo Co. Ltd.	45,648	1,155
Mabuchi Motor Co. Ltd.	26,067	1,142
Maruichi Steel Tube Ltd.	50,820	1,138
ABC-Mart Inc.	28,764	1,126
Seven Bank Ltd.	562	1,000
Toyota Boshoku Corp.	69,415	841
NTT Urban Development Corp.	1,200	826
		2,234,428
Netherlands (2.5%)
Unilever NV	1,740,171	60,077
* ING Groep NV	4,093,279	35,288
Koninklijke Philips Electronics NV	1,076,456	22,408
Koninklijke KPN NV	1,631,185	21,357
ASML Holding NV	452,181	18,969

11

Vanguard® Developed Markets Index Fund
Schedule of Investments
October 31, 2011

			Market
			Value
		Shares	($000)
	Koninklijke Ahold NV	1,240,385	15,848
	Heineken NV	277,313	13,440
	Akzo Nobel NV	247,543	13,016
	Reed Elsevier NV	733,626	9,009
*	Aegon NV	1,835,808	8,755
	Koninklijke DSM NV	164,906	8,439
	Wolters Kluwer NV	317,576	5,604
	Heineken Holding NV	122,973	5,261
	Randstad Holding NV	127,807	4,538
	Fugro NV	73,097	4,293
	SBM Offshore NV	180,013	3,955
	Koninklijke Vopak NV	74,891	3,860
	Corio NV	64,055	3,255
	TNT Express NV	376,960	3,198
	Koninklijke Boskalis Westminster NV	76,115	2,660
	Delta Lloyd NV	108,502	1,905
	PostNL NV	362,191	1,834
	ASML Holding NV	8,519	357
*	Aegon NV	860	4
			267,330
New Zealand (0.1%)
	Telecom Corp. of New Zealand Ltd.	2,050,972	4,187
	Fletcher Building Ltd.	728,001	3,882
	Auckland International Airport Ltd.	989,586	1,869
	Sky City Entertainment Group Ltd.	615,086	1,750
	Contact Energy Ltd.	383,964	1,730
			13,418
Norway (1.0%)
	Statoil ASA	1,192,174	30,250
	Telenor ASA	795,816	14,176
	DnB NOR ASA	1,045,449	12,093
	Seadrill Ltd.	351,654	11,548
	Yara International ASA	202,980	9,599
	Orkla ASA	822,967	7,135
*	Subsea 7 SA	300,408	6,478
	Norsk Hydro ASA	992,281	5,140
	Gjensidige Forsikring ASA	213,350	2,339
	Aker Solutions ASA	174,264	2,003
*,^	Renewable Energy Corp. ASA	513,449	495
			101,256
Portugal (0.2%)
	EDP - Energias de Portugal SA	2,036,870	6,399
	Portugal Telecom SGPS SA	715,364	5,116
	Galp Energia SGPS SA Class B	247,284	5,085
	Jeronimo Martins SGPS SA	237,441	4,072
	Cimpor Cimentos de Portugal SGPS SA	214,610	1,587
*	EDP Renovaveis SA	232,020	1,386
^	Banco Espirito Santo SA	561,436	1,205
*,^	Banco Comercial Portugues SA	3,457,207	731
			25,581
Singapore (1.7%)
	Singapore Telecommunications Ltd.	8,525,744	21,556
	United Overseas Bank Ltd.	1,343,172	18,217
	DBS Group Holdings Ltd.	1,850,014	18,071
	Oversea-Chinese Banking Corp. Ltd.	2,676,085	17,916
	Keppel Corp. Ltd.	1,524,815	11,415
*	Genting Singapore plc	6,493,278	8,872
	Wilmar International Ltd.	2,046,824	8,838
	CapitaLand Ltd.	2,724,314	5,869
	Singapore Airlines Ltd.	577,720	5,353
	Singapore Press Holdings Ltd.	1,636,749	5,065
	Noble Group Ltd.	4,098,800	5,005
	Singapore Exchange Ltd.	916,263	4,890

12

Vanguard® Developed Markets Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Fraser and Neave Ltd.	981,729	4,781
City Developments Ltd.	536,861	4,630
Jardine Cycle & Carriage Ltd.	113,899	4,094
Hutchison Port Holdings Trust	5,565,130	3,692
Singapore Technologies Engineering Ltd.	1,623,716	3,638
Golden Agri-Resources Ltd.	7,105,260	3,637
SembCorp Industries Ltd.	1,051,023	3,465
Ascendas Real Estate Investment Trust	1,891,174	3,077
CapitaMall Trust	2,055,404	3,054
SembCorp Marine Ltd.	894,386	2,966
Olam International Ltd.	1,445,381	2,895
* Global Logistic Properties Ltd.	1,946,000	2,710
ComfortDelGro Corp. Ltd.	1,990,863	2,206
UOL Group Ltd.	499,201	1,765
Keppel Land Ltd.	783,000	1,727
CapitaMalls Asia Ltd.	1,427,000	1,538
Yangzijiang Shipbuilding Holdings Ltd.	2,016,000	1,493
StarHub Ltd.	633,055	1,417
^ Cosco Corp. Singapore Ltd.	1,094,993	876
Neptune Orient Lines Ltd.	957,562	859
* Golden Agri-Resources Ltd. Warrants Exp. 07/23/2012	296,075	30
		185,617
Spain (3.4%)
Telefonica SA	4,322,906	91,869
Banco Santander SA	9,016,374	76,313
Banco Bilbao Vizcaya Argentaria SA	4,619,108	41,572
Iberdrola SA	4,214,840	30,494
Repsol YPF SA	848,865	25,551
Inditex SA	232,917	21,144
Abertis Infraestructuras SA	413,386	6,803
Gas Natural SDG SA	344,133	6,397
Amadeus IT Holding SA	309,778	5,838
ACS Actividades de Construccion y Servicios SA	151,504	5,739
Red Electrica Corp. SA	115,868	5,582
Ferrovial SA	392,630	4,990
Banco Popular Espanol SA	1,039,845	4,760
* Bankia SA	928,231	4,694
Banco de Sabadell SA	1,193,958	4,282
CaixaBank	794,775	3,875
Enagas SA	190,503	3,746
Mapfre SA	796,609	2,911
* Distribuidora Internacional de Alimentacion SA	620,246	2,836
* Grifols SA	146,600	2,726
* International Consolidated Airlines Group SA	989,836	2,622
Acciona SA	27,020	2,555
Zardoya Otis SA	155,260	2,092
Indra Sistemas SA	106,654	1,787
^ Acerinox SA	107,335	1,420
^ Fomento de Construcciones y Contratas SA	54,721	1,417
Telefonica SA ADR	65,067	1,390
Bankinter SA	226,971	1,386
Mediaset Espana Comunicacion SA	170,963	1,131
		367,922
Sweden (3.0%)
Hennes & Mauritz AB Class B	1,092,241	36,114
Telefonaktiebolaget LM Ericsson Class B	3,220,775	33,572
Nordea Bank AB	2,814,119	25,555
Volvo AB Class B	1,475,508	18,365
TeliaSonera AB	2,308,303	16,045
Atlas Copco AB Class A	717,306	15,594
Svenska Handelsbanken AB Class A	523,248	15,028
Sandvik AB	1,078,180	14,821
Swedbank AB Class A	863,132	12,084
Investor AB Class B	484,986	9,485

13

Vanguard® Developed Markets Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
Skandinaviska Enskilda Banken AB Class A	1,504,947	9,434
SKF AB	417,668	9,256
Svenska Cellulosa AB Class B	617,330	9,012
Millicom International Cellular SA	81,583	8,997
Assa Abloy AB Class B	334,530	8,124
Atlas Copco AB Class B	417,627	8,115
Swedish Match AB	226,944	7,836
Tele2 AB	338,847	7,136
Skanska AB Class B	428,232	6,993
Alfa Laval AB	361,216	6,728
Scania AB Class B	340,795	5,719
Getinge AB	213,792	5,546
Electrolux AB Class B	254,742	4,743
Kinnevik Investment AB Class B	218,152	4,559
Boliden AB	291,781	4,148
Hexagon AB Class B	268,454	4,115
Securitas AB Class B	337,452	3,075
Ratos AB	206,200	2,743
Modern Times Group AB Class B	51,745	2,736
Husqvarna AB	471,247	2,393
Holmen AB	57,287	1,621
SSAB AB Class A	163,599	1,582
Industrivarden AB	126,976	1,581
		322,855
Switzerland (8.5%)
Nestle SA	3,701,538	214,088
Novartis AG	2,493,089	140,449
Roche Holding AG	750,520	123,137
* UBS AG	3,862,914	48,820
ABB Ltd.	2,341,719	44,084
Zurich Financial Services AG	155,575	35,851
Credit Suisse Group AG	1,219,641	35,176
Cie Financiere Richemont SA	557,617	31,764
Syngenta AG	101,121	30,814
Swiss Re AG	376,088	20,534
Transocean Ltd.	341,324	19,289
Holcim Ltd.	262,128	16,600
Swatch Group AG (Bearer)	32,939	13,867
2 Synthes Inc.	69,798	11,672
Swisscom AG	24,933	10,044
SGS SA	5,842	10,022
Julius Baer Group Ltd.	220,825	8,297
Geberit AG	40,357	8,265
Givaudan SA	8,880	8,076
Kuehne & Nagel International AG	57,516	7,126
Adecco SA	141,642	6,803
Schindler Holding AG (Bearer)	51,680	6,052
Sonova Holding AG	52,535	5,555
Actelion Ltd.	118,355	4,384
Lindt & Spruengli AG	119	4,382
Sika AG	2,194	4,300
Baloise Holding AG	51,024	4,156
Swiss Life Holding AG	32,397	3,979
Lonza Group AG	53,596	3,565
Swatch Group AG (Registered)	46,244	3,410
Sulzer AG	25,642	2,989
Aryzta AG	61,627	2,972
Lindt & Spruengli AG	960	2,963
Schindler Holding AG (Registered)	22,752	2,670
GAM Holding AG	221,529	2,648
Pargesa Holding SA	28,604	2,234
Straumann Holding AG	8,470	1,491
Aryzta AG	29,041	1,389

14

Vanguard® Developed Markets Index Fund
Schedule of Investments
October 31, 2011

		Market
		Value
	Shares	($000)
* UBS AG	24,848	314
		904,231
United Kingdom (22.6%)
HSBC Holdings plc	19,033,692	166,077
BP plc	20,161,194	148,365
Vodafone Group plc	52,216,635	144,991
GlaxoSmithKline plc	5,511,766	123,699
Royal Dutch Shell plc Class B	2,879,821	103,324
British American Tobacco plc	2,123,565	97,368
Royal Dutch Shell plc Class A	2,367,834	83,881
Rio Tinto plc	1,522,953	82,391
BG Group plc	3,620,531	78,509
BHP Billiton plc	2,284,271	71,932
AstraZeneca plc	1,473,029	70,720
Standard Chartered plc	2,539,669	59,262
Tesco plc	8,598,085	55,436
Diageo plc	2,674,386	55,349
Royal Dutch Shell plc Class A (Amsterdam Shares)	1,472,670	52,220
Anglo American plc	1,412,799	51,795
Unilever plc	1,371,049	45,959
Imperial Tobacco Group plc	1,088,267	39,643
Barclays plc	12,368,802	38,343
National Grid plc	3,751,199	37,295
SABMiller plc	1,017,459	37,057
Xstrata plc	2,219,876	36,976
Reckitt Benckiser Group plc	661,185	33,939
Prudential plc	2,726,353	28,161
Centrica plc	5,520,691	26,282
BT Group plc	8,297,104	25,035
* Lloyds Banking Group plc	44,125,504	22,819
Rolls-Royce Holdings plc	1,997,605	22,486
SSE plc	1,002,727	21,665
Tullow Oil plc	949,345	21,330
Shire plc	599,992	18,831
Compass Group plc	2,023,332	18,374
Aviva plc	3,057,768	16,682
BAE Systems plc	3,653,964	16,204
Pearson plc	869,259	15,969
Experian plc	1,071,042	13,914
British Sky Broadcasting Group plc	1,218,597	13,741
ARM Holdings plc	1,439,012	13,502
WPP plc	1,256,023	13,001
WM Morrison Supermarkets plc	2,383,616	11,559
Reed Elsevier plc	1,297,177	11,105
Legal & General Group plc	6,264,629	11,036
Randgold Resources Ltd.	97,225	10,633
Kingfisher plc	2,523,936	10,457
Old Mutual plc	5,890,223	10,356
Burberry Group plc	465,203	9,987
Land Securities Group plc	825,005	9,029
International Power plc	1,632,846	8,858
Wolseley plc	304,069	8,768
Marks & Spencer Group plc	1,696,777	8,748
Smith & Nephew plc	955,207	8,743
Standard Life plc	2,480,459	8,556
Antofagasta plc	421,745	7,850
Aggreko plc	283,873	7,782
Capita Group plc	656,516	7,660
Next plc	185,298	7,595
British Land Co. plc	900,796	7,370
* Royal Bank of Scotland Group plc	18,811,123	7,260
Carnival plc	195,734	7,162
Vodafone Group plc ADR	255,762	7,120
United Utilities Group plc	726,317	7,080

15

Vanguard® Developed Markets Index Fund
Schedule of Investments
October 31, 2011

					Market
					Value
				Shares	($000)
*	Cairn Energy plc			1,498,998	7,080
	Johnson Matthey plc			229,939	6,916
	Resolution Ltd.			1,570,640	6,912
	Weir Group plc			224,995	6,893
	Associated British Foods plc			380,461	6,753
	RSA Insurance Group plc			3,753,283	6,703
	Smiths Group plc			418,685	6,426
	Petrofac Ltd.			275,828	6,336
	Sage Group plc			1,415,776	6,314
	J Sainsbury plc			1,300,749	6,233
	Severn Trent plc			254,065	6,184
^	Glencore International plc			883,137	6,183
	G4S plc			1,509,658	5,902
	Intercontinental Hotels Group plc			309,153	5,706
	Intertek Group plc			171,726	5,662
	AMEC plc			355,045	5,262
	Rexam plc			935,902	5,188
	Fresnillo plc			191,048	5,180
	GKN plc			1,658,664	5,043
	Whitbread plc			189,570	5,037
	Hammerson plc			762,942	4,985
	Man Group plc			2,018,406	4,825
	Bunzl plc			354,325	4,584
	Serco Group plc			529,600	4,410
	Babcock International Group plc			381,420	4,311
	Admiral Group plc			215,476	4,064
*	ITV plc			3,929,652	4,027
	ICAP plc			595,333	3,840
	Inmarsat plc			489,506	3,693
	Cobham plc			1,207,103	3,484
	3i Group plc			1,035,189	3,412
	Kazakhmys plc			228,784	3,382
	Capital Shopping Centres Group plc			596,657	3,149
	Investec plc			516,516	3,129
	Invensys plc			863,321	3,123
	Segro plc			794,179	3,106
	Lonmin plc			173,099	3,011
	Balfour Beatty plc			738,057	2,978
	Eurasian Natural Resources Corp. plc			276,943	2,917
	Schroders plc			119,463	2,734
	Vedanta Resources plc			126,381	2,580
	London Stock Exchange Group plc			158,694	2,291
*	Essar Energy plc			352,285	1,728
	TUI Travel plc			527,751	1,444
					2,420,361
Total Common Stocks (Cost $9,965,098)					10,671,416
		Coupon
Temporary Cash Investments (0.6%)[1]
Money Market Fund (0.5%)
3,4	Vanguard Market Liquidity Fund	0.128%		54,746,229	54,746

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
5,6	Fannie Mae Discount Notes	0.050%	12/5/11	1,400	1,400
5	Fannie Mae Discount Notes	0.045%-0.060%	12/14/11	1,760	1,760
6,7	Federal Home Loan Bank Discount Notes	0.075%	11/16/11	1,000	1,000

16

Vanguard® Developed Markets Index Fund
Schedule of Investments
October 31, 2011

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
6,7	Federal Home Loan Bank Discount Notes	0.025%	12/2/11	1,000	1,000
6,7	Federal Home Loan Bank Discount Notes	0.060%	1/4/12	100	100
5,6	Freddie Mac Discount Notes	0.080%	12/29/11	500	500
6	United States Treasury Bill	0.108%	12/29/11	700	700
					6,460
Total Temporary Cash Investments (Cost $61,206)					61,206
Total Investments (100.4%) (Cost $10,026,304)					10,732,622
Other Assets and Liabilities—Net (-0.4%)[4]					(40,872)
Net Assets (100%)					10,691,750

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $36,651,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.3% and 0.1%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2011, the aggregate value of these securities was $14,341,000, representing 0.1% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $40,352,000 of collateral received for securities on loan.
5 The issuer is under federal conservatorship and is dependent upon the continued support of the U.S. Treasury to avoid receivership.
6 Securities with a value of $4,700,000 have been segregated as initial margin for open futures contracts.
7 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

17

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard STAR Funds and the Shareholders of Vanguard Developed Markets Index Fund: We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements (not presented herein) of Vanguard Developed Markets Index Fund (the "Fund") as of October 31, 2011 and for the period then ended and have issued our unqualified report thereon dated December 12, 2011. Our audit included an audit of the Fund's schedule of investments as of October 31, 2011. This schedule of investments is the responsibility of the Fund's management. Our responsibility is to express an opinion on this schedule of investments based on our audit.

In our opinion, the accompanying schedule of investments referred to above, when read in conjunction with the financial statements of the Fund referred to above, present fairly, in all material respects, the information set forth therein.

December 12, 2011

18

© 2011 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA2770 122011

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, and Alfred M. Rankin, Jr.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended October 31, 2011: $161,000
Fiscal Year Ended October 31, 2010: $158,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended October 31, 2011: $3,978,540
Fiscal Year Ended October 31, 2010: $3,607,060

(b) Audit-Related Fees.

Fiscal Year Ended October 31, 2011: $1,341,750
Fiscal Year Ended October 31, 2010: $791,350

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c) Tax Fees.

Fiscal Year Ended October 31, 2011: $373,830
Fiscal Year Ended October 31, 2010: $336,090

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d) All Other Fees.

Fiscal Year Ended October 31, 2011: $16,000
Fiscal Year Ended October 31, 2010: $16,000

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended October 31, 2011: $389,830
Fiscal Year Ended October 31, 2010: $352,090

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD STAR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD STAR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 20, 2011

VANGUARD STAR FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: December 20, 2011

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on November 28, 2011 see file Number 33-23444,
Incorporated by Reference.